UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02628

Fidelity Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Pennsylvania Municipal Income Fund Fidelity® Pennsylvania Municipal Income Fund : FPXTX

This annual shareholder report contains information about Fidelity® Pennsylvania Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pennsylvania Municipal Income Fund	$ 48	0.47%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's yield-curve positioning detracted from performance versus the Bloomberg Pennsylvania Enhanced Municipal Bond Index for the year.
•Relative to the state index, the fund had a proportionately smaller exposure to lower-quality, higher-yielding bonds, which modestly detracted as well.
•In contrast, holdings in bonds backed by ports that are subject to the alternative minimum tax slightly boosted the portfolio's relative result.
•Pricing factors further contributed. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors,
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Pennsylvania Municipal Income Fund	3.98%	0.81%	2.23%
Bloomberg Pennsylvania Enhanced Municipal Bond Index	4.39%	0.87%	2.52%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$425,764,218
Number of Holdings	212
Total Advisory Fee	$1,770,552
Portfolio Turnover	27%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	27.1
General Obligations	16.5
Health Care	15.7
Education	13.4
Water & Sewer	7.7
Housing	7.0
Others(Individually Less Than 5%)	9.6
97.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 2.2
AA - 35.8
A - 49.7
BBB - 3.2
BB - 2.1
B - 1.3
Not Rated - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914209.101    402-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Ohio Municipal Income Fund Fidelity® Ohio Municipal Income Fund : FOHFX

This annual shareholder report contains information about Fidelity® Ohio Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Ohio Municipal Income Fund	$ 47	0.46%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's overweight in bonds backed by Summa Health, which transitioned to a for-profit health care system after it was acquired by a venture capital firm, notably contributed to the fund's performance versus the Fidelity Bloomberg Ohio Municipal Bond Blend Index.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, modestly contributed as well.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection provided another relative performance boost, as the muni yield curve steepened during the year.
•In contrast, the fund's overall yield-curve positioning, meaning how investments were spread among bonds with various maturities, modestly detracted from performance versus the state index.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pare backed exposure to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Ohio Municipal Income Fund	4.59%	0.85%	2.19%
Bloomberg Ohio Enhanced Municipal Linked Index	4.32%	0.62%	2.29%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$495,063,136
Number of Holdings	321
Total Advisory Fee	$2,113,043
Portfolio Turnover	27%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
Health Care	21.9
Education	16.6
General Obligations	16.2
Special Tax	8.5
Housing	6.5
Transportation	5.4
Others(Individually Less Than 5%)	19.4
94.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.8
AA - 38.9
A - 26.6
BBB - 15.1
BB - 0.9
Not Rated - 8.2
Short-Term Investments and Net Other Assets (Liabilities) - 5.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914178.101    88-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Municipal Income Fund Fidelity® Municipal Income Fund : FHIGX

This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income Fund	$ 44	0.43%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, notably contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index for the year.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection further boosted relative performance, as the muni yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds also helped.
•In contrast, the fund's overweight in the 10-year part of the yield curve and underweight in the five-year part of the curve detracted from relative performance.
•Overweights in certain lower-rated hospital and higher education bonds hurt as well.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Municipal Income Fund	4.31%	0.97%	2.51%
Bloomberg 3+ Year Municipal Bond Index	4.30%	0.69%	2.44%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,660,545,076
Number of Holdings	1,370
Total Advisory Fee	$19,960,742
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.7
Transportation	22.8
Health Care	11.4
Special Tax	9.5
Education	8.3
Others(Individually Less Than 5%)	9.8
96.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.0
AA - 37.0
A - 39.2
BBB - 8.3
BB - 2.6
B - 0.5
CCC,CC,C - 0.0
Not Rated - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	11.5
New York	8.4
Texas	6.9
New Jersey	6.3
Alabama	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914141.101    37-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class Z : FIWEX

This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.40%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, notably contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index for the year.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection further boosted relative performance, as the muni yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds also helped.
•In contrast, the fund's overweight in the 10-year part of the yield curve and underweight in the five-year part of the curve detracted from relative performance.
•Overweights in certain lower-rated hospital and higher education bonds hurt as well.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	4.26%	0.99%	2.70%
Bloomberg 3+ Year Municipal Bond Index	4.30%	0.69%	2.59%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.51%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,660,545,076
Number of Holdings	1,370
Total Advisory Fee	$19,960,742
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.7
Transportation	22.8
Health Care	11.4
Special Tax	9.5
Education	8.3
Others(Individually Less Than 5%)	9.8
96.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.0
AA - 37.0
A - 39.2
BBB - 8.3
BB - 2.6
B - 0.5
CCC,CC,C - 0.0
Not Rated - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	11.5
New York	8.4
Texas	6.9
New Jersey	6.3
Alabama	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914140.101    3287-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class M : FLUVX

This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	0.75%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, notably contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index for the year.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection further boosted relative performance, as the muni yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds also helped.
•In contrast, the fund's overweight in the 10-year part of the yield curve and underweight in the five-year part of the curve detracted from relative performance.
•Overweights in certain lower-rated hospital and higher education bonds hurt as well.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 1, 2018 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	-0.26%	-0.16%	1.76%
Class M (without 4.00% sales charge)	3.90%	0.66%	2.29%
Bloomberg 3+ Year Municipal Bond Index	4.30%	0.69%	2.53%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.45%
A   From March 1, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,660,545,076
Number of Holdings	1,370
Total Advisory Fee	$19,960,742
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.7
Transportation	22.8
Health Care	11.4
Special Tax	9.5
Education	8.3
Others(Individually Less Than 5%)	9.8
96.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.0
AA - 37.0
A - 39.2
BBB - 8.3
BB - 2.6
B - 0.5
CCC,CC,C - 0.0
Not Rated - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	11.5
New York	8.4
Texas	6.9
New Jersey	6.3
Alabama	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914138.101    3070-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class I : FROGX

This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.50%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, notably contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index for the year.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection further boosted relative performance, as the muni yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds also helped.
•In contrast, the fund's overweight in the 10-year part of the yield curve and underweight in the five-year part of the curve detracted from relative performance.
•Overweights in certain lower-rated hospital and higher education bonds hurt as well.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 1, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	4.24%	0.89%	2.52%
Bloomberg 3+ Year Municipal Bond Index	4.30%	0.69%	2.53%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.45%
A   From March 1, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,660,545,076
Number of Holdings	1,370
Total Advisory Fee	$19,960,742
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.7
Transportation	22.8
Health Care	11.4
Special Tax	9.5
Education	8.3
Others(Individually Less Than 5%)	9.8
96.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.0
AA - 37.0
A - 39.2
BBB - 8.3
BB - 2.6
B - 0.5
CCC,CC,C - 0.0
Not Rated - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	11.5
New York	8.4
Texas	6.9
New Jersey	6.3
Alabama	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914139.101    3071-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class C : FKISX

This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.50%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, notably contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index for the year.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection further boosted relative performance, as the muni yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds also helped.
•In contrast, the fund's overweight in the 10-year part of the yield curve and underweight in the five-year part of the curve detracted from relative performance.
•Overweights in certain lower-rated hospital and higher education bonds hurt as well.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 1, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	2.13%	-0.10%	1.52%
Class C	3.13%	-0.10%	1.52%
Bloomberg 3+ Year Municipal Bond Index	4.30%	0.69%	2.53%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.45%
A   From March 1, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,660,545,076
Number of Holdings	1,370
Total Advisory Fee	$19,960,742
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.7
Transportation	22.8
Health Care	11.4
Special Tax	9.5
Education	8.3
Others(Individually Less Than 5%)	9.8
96.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.0
AA - 37.0
A - 39.2
BBB - 8.3
BB - 2.6
B - 0.5
CCC,CC,C - 0.0
Not Rated - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	11.5
New York	8.4
Texas	6.9
New Jersey	6.3
Alabama	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914137.101    3069-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class A : FHUGX

This annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.75%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, notably contributed to performance versus the Bloomberg 3+ Year Municipal Bond Index for the year.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection further boosted relative performance, as the muni yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds also helped.
•In contrast, the fund's overweight in the 10-year part of the yield curve and underweight in the five-year part of the curve detracted from relative performance.
•Overweights in certain lower-rated hospital and higher education bonds hurt as well.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 1, 2018 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	-0.18%	-0.18%	1.74%
Class A (without 4.00% sales charge)	3.98%	0.64%	2.27%
Bloomberg 3+ Year Municipal Bond Index	4.30%	0.69%	2.53%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.45%
A   From March 1, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,660,545,076
Number of Holdings	1,370
Total Advisory Fee	$19,960,742
Portfolio Turnover	20%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.7
Transportation	22.8
Health Care	11.4
Special Tax	9.5
Education	8.3
Others(Individually Less Than 5%)	9.8
96.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.0
AA - 37.0
A - 39.2
BBB - 8.3
BB - 2.6
B - 0.5
CCC,CC,C - 0.0
Not Rated - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	11.5
New York	8.4
Texas	6.9
New Jersey	6.3
Alabama	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914136.101    3068-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Minnesota Municipal Income Fund Fidelity® Minnesota Municipal Income Fund : FIMIX

This annual shareholder report contains information about Fidelity® Minnesota Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Minnesota Municipal Income Fund	$ 48	0.47%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index for the year.
•The fund's underweight in the 20-year-and-longer part of the yield curve also helped.
•An underweight in lower-coupon bonds further boosted relative performance, as did an overweight in housing sector bonds.
•Pricing factors contributed to the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, on overweight in lower-quality bonds detracted from performance versus the state index.
•The fund's underweight in the two-year and five-year parts of the yield curve also crimped the relative result
•During the year, the portfolio management team increasingly focused on bonds in the five- and 10-year parts of the yield curve, while maintaining an overall duration (interest-rate sensitivity) that was roughly neutral to the state index. Additionally, the team reduced the fund's exposure to lower-quality securities, and pared back allocations to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Minnesota Municipal Income Fund	4.85%	0.75%	2.06%
Bloomberg Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index	4.82%	0.70%	2.11%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$565,277,894
Number of Holdings	375
Total Advisory Fee	$2,381,469
Portfolio Turnover	29%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	39.6
Health Care	25.0
Housing	10.7
Education	8.3
Electric Utilities	6.3
Transportation	5.8
Others(Individually Less Than 5%)	2.6
98.3

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 13.0
AA - 52.4
A - 22.1
BBB - 7.7
BB - 0.4
Not Rated - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914177.101    82-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Michigan Municipal Income Fund Fidelity® Michigan Municipal Income Fund : FMHTX

This annual shareholder report contains information about Fidelity® Michigan Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Michigan Municipal Income Fund	$ 47	0.46%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's underweight in water & sewer bonds detracted from performance the Bloomberg Michigan Enhanced Municipal Bond Index for 2025.
•Pricing factors crimped the relative result as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the state index.
•The fund's underweight in the 30-year part of the yield curve also helped.
•An underweight in lower-coupon bonds further boosted relative performance, as did overweights in transportation and airport sector bonds.
•During the year, the portfolio management team increasingly focused on bonds in the five- and 10-year parts of the yield curve, while maintaining an overall duration (interest-rate sensitivity) that was roughly neutral to the state index. Additionally, the team reduced the fund's exposure to lower-quality securities, and pared back allocations to the health care and higher education sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Michigan Municipal Income Fund	4.36%	0.79%	2.22%
Bloomberg Michigan Enhanced Municipal Bond Index	4.59%	0.84%	2.48%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$485,373,426
Number of Holdings	301
Total Advisory Fee	$2,046,451
Portfolio Turnover	29%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	29.3
Health Care	13.6
Transportation	13.4
Water & Sewer	11.4
Education	10.0
Housing	9.0
Others(Individually Less Than 5%)	10.5
97.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.9
AA - 46.9
A - 29.2
BBB - 8.7
BB - 1.0
Not Rated - 7.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914176.101    81-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Limited Term Municipal Income Fund Fidelity® Limited Term Municipal Income Fund : FSTFX

This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Municipal Income Fund	$ 31	0.30%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the year.
•Timely purchases of bonds backed by the Los Angeles Department of Water & Power also contributed.
•An overweight in certain airport bonds further boosted relative performance.
•Pricing factors modestly contributed as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's holdings in Connecticut's Bristol Hospital, which came under pressure due to the organization's increasing costs and funding challenges, detracted from performance versus the 1-6 year index.
•The fund's yield-curve positioning also modestly hindered relative performance.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning or credit-quality exposure during the year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Limited Term Municipal Income Fund	4.60%	1.28%	1.70%
Bloomberg 1-6 Year Municipal Bond Index	4.35%	1.31%	1.73%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,847,751,985
Number of Holdings	935
Total Advisory Fee	$5,418,662
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	33.1
Transportation	19.1
Health Care	17.2
Electric Utilities	7.2
Special Tax	5.1
Others(Individually Less Than 5%)	12.5
94.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.0
AA - 44.7
A - 36.8
BBB - 3.5
BB - 0.9
Not Rated - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 5.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.0
New York	8.2
Alabama	6.9
Illinois	6.6
Georgia	5.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914215.101    404-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class Z : FIWAX

This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the year.
•Timely purchases of bonds backed by the Los Angeles Department of Water & Power also contributed.
•An overweight in certain airport bonds further boosted relative performance.
•Pricing factors modestly contributed as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's holdings in Connecticut's Bristol Hospital, which came under pressure due to the organization's increasing costs and funding challenges, detracted from performance versus the 1-6 year index.
•The fund's yield-curve positioning also modestly hindered relative performance.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning or credit-quality exposure during the year.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	4.55%	1.34%	2.11%
Bloomberg 1-6 Year Municipal Bond Index	4.35%	1.31%	2.06%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.51%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,847,751,985
Number of Holdings	935
Total Advisory Fee	$5,418,662
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	33.1
Transportation	19.1
Health Care	17.2
Electric Utilities	7.2
Special Tax	5.1
Others(Individually Less Than 5%)	12.5
94.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.0
AA - 44.7
A - 36.8
BBB - 3.5
BB - 0.9
Not Rated - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 5.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.0
New York	8.2
Alabama	6.9
Illinois	6.6
Georgia	5.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914214.101    3284-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class M : FTSHX

This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	0.55%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the year.
•Timely purchases of bonds backed by the Los Angeles Department of Water & Power also contributed.
•An overweight in certain airport bonds further boosted relative performance.
•Pricing factors modestly contributed as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's holdings in Connecticut's Bristol Hospital, which came under pressure due to the organization's increasing costs and funding challenges, detracted from performance versus the 1-6 year index.
•The fund's yield-curve positioning also modestly hindered relative performance.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning or credit-quality exposure during the year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 2.75% sales charge)	1.47%	0.45%	1.15%
Class M (without 2.75% sales charge)	4.34%	1.01%	1.43%
Bloomberg 1-6 Year Municipal Bond Index	4.35%	1.31%	1.73%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,847,751,985
Number of Holdings	935
Total Advisory Fee	$5,418,662
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	33.1
Transportation	19.1
Health Care	17.2
Electric Utilities	7.2
Special Tax	5.1
Others(Individually Less Than 5%)	12.5
94.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.0
AA - 44.7
A - 36.8
BBB - 3.5
BB - 0.9
Not Rated - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 5.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.0
New York	8.2
Alabama	6.9
Illinois	6.6
Georgia	5.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914212.101    1275-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class I : FISHX

This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.30%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the year.
•Timely purchases of bonds backed by the Los Angeles Department of Water & Power also contributed.
•An overweight in certain airport bonds further boosted relative performance.
•Pricing factors modestly contributed as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's holdings in Connecticut's Bristol Hospital, which came under pressure due to the organization's increasing costs and funding challenges, detracted from performance versus the 1-6 year index.
•The fund's yield-curve positioning also modestly hindered relative performance.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning or credit-quality exposure during the year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	4.50%	1.26%	1.67%
Bloomberg 1-6 Year Municipal Bond Index	4.35%	1.31%	1.73%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,847,751,985
Number of Holdings	935
Total Advisory Fee	$5,418,662
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	33.1
Transportation	19.1
Health Care	17.2
Electric Utilities	7.2
Special Tax	5.1
Others(Individually Less Than 5%)	12.5
94.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.0
AA - 44.7
A - 36.8
BBB - 3.5
BB - 0.9
Not Rated - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 5.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.0
New York	8.2
Alabama	6.9
Illinois	6.6
Georgia	5.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914213.101    1276-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class C : FCSHX

This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 128	1.26%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the year.
•Timely purchases of bonds backed by the Los Angeles Department of Water & Power also contributed.
•An overweight in certain airport bonds further boosted relative performance.
•Pricing factors modestly contributed as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's holdings in Connecticut's Bristol Hospital, which came under pressure due to the organization's increasing costs and funding challenges, detracted from performance versus the 1-6 year index.
•The fund's yield-curve positioning also modestly hindered relative performance.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning or credit-quality exposure during the year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	2.51%	0.27%	0.81%
Class C	3.51%	0.27%	0.81%
Bloomberg 1-6 Year Municipal Bond Index	4.35%	1.31%	1.73%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,847,751,985
Number of Holdings	935
Total Advisory Fee	$5,418,662
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	33.1
Transportation	19.1
Health Care	17.2
Electric Utilities	7.2
Special Tax	5.1
Others(Individually Less Than 5%)	12.5
94.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.0
AA - 44.7
A - 36.8
BBB - 3.5
BB - 0.9
Not Rated - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 5.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.0
New York	8.2
Alabama	6.9
Illinois	6.6
Georgia	5.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914211.101    1274-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class A : FASHX

This annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	0.55%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Bloomberg 1-6 Year Municipal Bond Index for the year.
•Timely purchases of bonds backed by the Los Angeles Department of Water & Power also contributed.
•An overweight in certain airport bonds further boosted relative performance.
•Pricing factors modestly contributed as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•In contrast, the fund's holdings in Connecticut's Bristol Hospital, which came under pressure due to the organization's increasing costs and funding challenges, detracted from performance versus the 1-6 year index.
•The fund's yield-curve positioning also modestly hindered relative performance.
•There were no major changes to the fund from the perspective of sector allocation, yield-curve positioning or credit-quality exposure during the year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 2.75% sales charge)	1.37%	0.43%	1.12%
Class A (without 2.75% sales charge)	4.24%	0.99%	1.40%
Bloomberg 1-6 Year Municipal Bond Index	4.35%	1.31%	1.73%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,847,751,985
Number of Holdings	935
Total Advisory Fee	$5,418,662
Portfolio Turnover	22%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	33.1
Transportation	19.1
Health Care	17.2
Electric Utilities	7.2
Special Tax	5.1
Others(Individually Less Than 5%)	12.5
94.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 7.0
AA - 44.7
A - 36.8
BBB - 3.5
BB - 0.9
Not Rated - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 5.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.0
New York	8.2
Alabama	6.9
Illinois	6.6
Georgia	5.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914210.101    1272-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Municipal Income Fund Fidelity Flex® Municipal Income Fund : FUENX

This annual shareholder report contains information about Fidelity Flex® Municipal Income Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Municipal Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's increased exposure to bonds in the five- and 10-year parts of the yield curve contributed to performance versus the Bloomberg Municipal Bond Index.
•The portfolio management team's efforts to reduce the fund's exposure to bonds with short-call protection also boosted the relative result, as the muni yield curve steepened during the year.
•Overweights in airport bonds subject to the alternative minimum tax and larger-than-benchmark exposure to prepaid gas bonds helped as well.
•In contrast, overweights in certain lower-rated hospital and higher education bonds detracted from relative performance.
•Pricing factors further crimped the relative result. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•During the year, the portfolio management team reduced the fund's exposure to 20+-year bonds and lower-quality securities, and pared back exposure to the health care and higher education sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 12, 2017 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Municipal Income Fund	4.61%	1.42%	2.49%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.22%
A   From October 12, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,108,109,245
Number of Holdings	1,168
Total Advisory Fee	$0
Portfolio Turnover	10%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	31.5
Transportation	19.0
Education	9.0
Special Tax	7.8
Health Care	7.1
Housing	5.6
Others(Individually Less Than 5%)	11.4
91.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.0
AA - 41.0
A - 32.2
BBB - 9.4
BB - 1.4
B - 0.1
CCC,CC,C - 0.1
Not Rated - 3.2
Short-Term Investments and Net Other Assets (Liabilities) - 8.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	8.7
Texas	7.4
New York	7.2
California	6.4
Pennsylvania	5.4

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914370.101    3043-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Flex® Conservative Income Municipal Bond Fund Fidelity Flex® Conservative Income Municipal Bond Fund : FUEMX

This annual shareholder report contains information about Fidelity Flex® Conservative Income Municipal Bond Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Municipal Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Fidelity Conservative Income Municipal Bond Composite Index for 2025.
•The fund's overweight in lower-coupon par bonds also contributed.
•In contrast, the fund's underweight holdings in the two-year part of the yield curve detracted from performance versus the index.
•During the year, the portfolio management team lengthened the fund's duration (interest-rate sensitivity), moving it from an underweight versus (i.e., shorter than) the index to a more neutral stance in response to economic data and the outlook for U.S. Federal Reserve policy.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 12, 2017 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® Conservative Income Municipal Bond Fund	3.42%	2.34%	2.11%
Fidelity Flex Conservative Income Municipal Bond Composite Index℠	3.16%	1.96%	1.77%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	3.47%	1.73%	1.73%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.22%
A   From October 12, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$242,316,848
Number of Holdings	341
Total Advisory Fee	$0
Portfolio Turnover	62%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	20.6
Synthetics	19.3
Industrial Development	11.2
Resource Recovery	11.2
Housing	10.3
Transportation	9.3
Others(Individually Less Than 5%)	13.5
95.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.5
AA - 29.1
A - 41.1
BBB - 6.8
Not Rated - 12.9
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	17.2
New York	8.9
California	8.7
Pennsylvania	6.3
Florida	6.3

How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914369.101    3042-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Conservative Income Municipal Bond Fund Fidelity® Conservative Income Municipal Bond Fund : FMNDX

This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Municipal Bond Fund	$ 25	0.25%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Fidelity Conservative Income Municipal Bond Composite Index for the year.
•The fund's overweight in lower-coupon par bonds also helped.
•In contrast, an underweight in the two-year part of the yield curve detracted from performance versus the Composite index.
•During the year, the portfolio management team lengthened the fund's duration, moving it from an underweight versus (i.e., shorter than) the Composite index to a more neutral stance, in response to economic data and the outlook for U.S. Federal Reserve policy.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Conservative Income Municipal Bond Fund	3.30%	2.10%	1.63%
Fidelity Conservative Income Municipal Bond Composite Index℠	3.16%	1.96%	1.59%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	3.47%	1.73%	1.58%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,850,054,895
Number of Holdings	450
Total Advisory Fee	$3,332,327
Portfolio Turnover	67%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	18.8
Synthetics	18.5
Industrial Development	12.6
Resource Recovery	11.0
Transportation	10.6
Electric Utilities	8.3
Housing	6.3
Health Care	5.0
Others(Individually Less Than 5%)	3.9
95.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.7
AA - 26.7
A - 43.8
BBB - 9.1
Not Rated - 11.7
Short-Term Investments and Net Other Assets (Liabilities) - 5.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.0
California	10.2
New York	9.4
Florida	6.7
Pennsylvania	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914354.101    2579-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z : FMNHX

This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.20%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Fidelity Conservative Income Municipal Bond Composite Index for the year.
•The fund's overweight in lower-coupon par bonds also helped.
•In contrast, an underweight in the two-year part of the yield curve detracted from performance versus the Composite index.
•During the year, the portfolio management team lengthened the fund's duration, moving it from an underweight versus (i.e., shorter than) the Composite index to a more neutral stance, in response to economic data and the outlook for U.S. Federal Reserve policy.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	3.36%	3.60%
Fidelity Conservative Income Municipal Bond Composite Index℠	3.16%	3.37%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	3.47%	3.47%
Bloomberg Municipal Bond Index	4.25%	4.03%
A   From May 25, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,850,054,895
Number of Holdings	450
Total Advisory Fee	$3,332,327
Portfolio Turnover	67%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	18.8
Synthetics	18.5
Industrial Development	12.6
Resource Recovery	11.0
Transportation	10.6
Electric Utilities	8.3
Housing	6.3
Health Care	5.0
Others(Individually Less Than 5%)	3.9
95.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.7
AA - 26.7
A - 43.8
BBB - 9.1
Not Rated - 11.7
Short-Term Investments and Net Other Assets (Liabilities) - 5.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.0
California	10.2
New York	9.4
Florida	6.7
Pennsylvania	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914357.101    7367-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class I : FMNGX

This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.25%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Fidelity Conservative Income Municipal Bond Composite Index for the year.
•The fund's overweight in lower-coupon par bonds also helped.
•In contrast, an underweight in the two-year part of the yield curve detracted from performance versus the Composite index.
•During the year, the portfolio management team lengthened the fund's duration, moving it from an underweight versus (i.e., shorter than) the Composite index to a more neutral stance, in response to economic data and the outlook for U.S. Federal Reserve policy.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2023 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	3.30%	3.54%
Fidelity Conservative Income Municipal Bond Composite Index℠	3.16%	3.37%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	3.47%	3.47%
Bloomberg Municipal Bond Index	4.25%	4.03%
A   From May 25, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,850,054,895
Number of Holdings	450
Total Advisory Fee	$3,332,327
Portfolio Turnover	67%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	18.8
Synthetics	18.5
Industrial Development	12.6
Resource Recovery	11.0
Transportation	10.6
Electric Utilities	8.3
Housing	6.3
Health Care	5.0
Others(Individually Less Than 5%)	3.9
95.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.7
AA - 26.7
A - 43.8
BBB - 9.1
Not Rated - 11.7
Short-Term Investments and Net Other Assets (Liabilities) - 5.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.0
California	10.2
New York	9.4
Florida	6.7
Pennsylvania	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914356.101    7366-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class A : FMNFX

This annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.45%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a solid gain in 2025, bolstered by a second-half rally that was driven by the Federal Reserve's interest-rate cuts, moderating muni supply, firming investor demand and solid issuer credit fundamentals.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, contributed to performance versus the Fidelity Conservative Income Municipal Bond Composite Index for the year.
•The fund's overweight in lower-coupon par bonds also helped.
•In contrast, an underweight in the two-year part of the yield curve detracted from performance versus the Composite index.
•During the year, the portfolio management team lengthened the fund's duration, moving it from an underweight versus (i.e., shorter than) the Composite index to a more neutral stance, in response to economic data and the outlook for U.S. Federal Reserve policy.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2023 through December 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 1.50% sales charge)	1.55%	2.75%
Class A (without 1.50% sales charge)	3.10%	3.35%
Fidelity Conservative Income Municipal Bond Composite Index℠	3.16%	3.37%
Bloomberg Municipal Bond 1 Year (1-2 Y) Index	3.47%	3.47%
Bloomberg Municipal Bond Index	4.25%	4.03%
A   From May 25, 2023

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,850,054,895
Number of Holdings	450
Total Advisory Fee	$3,332,327
Portfolio Turnover	67%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	18.8
Synthetics	18.5
Industrial Development	12.6
Resource Recovery	11.0
Transportation	10.6
Electric Utilities	8.3
Housing	6.3
Health Care	5.0
Others(Individually Less Than 5%)	3.9
95.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.7
AA - 26.7
A - 43.8
BBB - 9.1
Not Rated - 11.7
Short-Term Investments and Net Other Assets (Liabilities) - 5.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.0
California	10.2
New York	9.4
Florida	6.7
Pennsylvania	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914355.101    7365-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Fidelity Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Conservative Income Municipal Bond Fund, Fidelity Flex Conservative Income Municipal Bond Fund, Fidelity Flex Municipal Income Fund, Fidelity Limited Term Municipal Income Fund, Fidelity Michigan Municipal Income Fund, Fidelity Minnesota Municipal Income Fund, Fidelity Municipal Income Fund, Fidelity Ohio Municipal Income Fund and Fidelity Pennsylvania Municipal Income Fund (the “Funds”):

Services Billed by PwC

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Municipal Bond Fund	$52,100	$2,000	$5,700	$800
Fidelity Flex Conservative Income Municipal Bond Fund	$48,800	$2,000	$5,700	$800
Fidelity Flex Municipal Income Fund	$48,800	$2,000	$5,700	$800
Fidelity Limited Term Municipal Income Fund	$55,400	$2,200	$5,700	$900
Fidelity Michigan Municipal Income Fund	$44,600	$1,800	$5,700	$700
Fidelity Minnesota Municipal Income Fund	$44,600	$1,800	$5,700	$700
Fidelity Municipal Income Fund	$56,700	$2,200	$5,800	$900
Fidelity Ohio Municipal Income Fund	$44,600	$1,800	$5,700	$700
Fidelity Pennsylvania Municipal Income Fund	$44,600	$1,800	$5,700	$700

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Municipal Bond Fund	$48,100	$3,900	$5,500	$1,700
Fidelity Flex Conservative Income Municipal Bond Fund	$47,300	$3,900	$5,500	$1,700
Fidelity Flex Municipal Income Fund	$47,300	$3,900	$5,500	$1,700
Fidelity Limited Term Municipal Income Fund	$53,300	$4,300	$5,500	$1,900
Fidelity Michigan Municipal Income Fund	$43,300	$3,600	$5,500	$1,600
Fidelity Minnesota Municipal Income Fund	$43,300	$3,600	$5,500	$1,600
Fidelity Municipal Income Fund	$54,600	$4,400	$5,600	$1,900
Fidelity Ohio Municipal Income Fund	$43,300	$3,600	$5,500	$1,600
Fidelity Pennsylvania Municipal Income Fund	$43,300	$3,600	$5,500	$1,600

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
PwC	$13,827,600	$15,390,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Pennsylvania Municipal Income Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Pennsylvania Municipal Income Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 97.0%
	Principal Amount (a)	Value ($)
Guam - 1.0%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2034	1,880,000	2,098,768
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2037	435,000	481,712
TOTAL SPECIAL TAX		2,580,480
Water & Sewer - 0.4%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2034	780,000	876,779
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5% 7/1/2035	610,000	689,592
TOTAL WATER & SEWER		1,566,371
TOTAL GUAM		4,146,851
New Jersey,Pennsylvania - 3.2%
Transportation - 3.2%
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,000,000	1,050,445
Delaware Riv Port Auth PA & NJ 5% 1/1/2038	1,300,000	1,362,774
Delaware Riv Port Auth PA & NJ 5% 1/1/2039	1,000,000	1,049,388
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2037	6,000,000	6,903,896
Delaware Riv Port Auth PA & NJ Series 2025, 5% 1/1/2038	2,830,000	3,229,130
TOTAL TRANSPORTATION		13,595,633
TOTAL NEW JERSEY,PENNSYLVANIA		13,595,633
Pennsylvania - 91.1%
Education - 13.4%
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2033	1,570,000	1,636,079
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2034	2,250,000	2,341,308
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2031	1,105,000	1,217,447
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2034	645,000	722,053
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Robert Morris University Proj.) Series 2017, 5% 10/15/2047 (Pre-refunded to 10/15/2027 at 100)	1,660,000	1,727,059
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (b)	3,000,000	1,440,000
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2031	500,000	503,389
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2032	750,000	754,933
Dallas PA Area Mun Auth Univ Rev (Misericordia University Proj.) 5% 5/1/2048	4,000,000	3,569,684
Lackawanna Cnty PA Indl Dev Auth Rev (University of Scranton Proj.) 5% 11/1/2027	1,105,000	1,141,315
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2029 (c)	2,965,000	3,095,074
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2030 (c)	2,895,000	3,048,387
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2031 (c)	4,450,000	4,732,556
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2032 (c)	5,200,000	5,624,901
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2036	1,000,000	1,049,337
Pennsylvania St Univ Series 2024, 5.25% 9/1/2054	6,000,000	6,369,640
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) 5.25% 11/1/2052	1,150,000	1,179,826
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020A, 4% 11/1/2045	3,825,000	3,453,746
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2027	325,000	335,681
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2028	400,000	420,279
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2029	425,000	454,786
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2030	555,000	602,853
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2031	775,000	851,416
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2032	815,000	901,865
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2033	650,000	724,747
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2034	675,000	754,824
Scranton-Lackawanna PA Health & Welfare Auth Rev (University of Scranton Proj.) Series 2025 B, 5% 11/1/2035	700,000	782,036
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2037 (Build America Mutual Assurance Co Insured)	530,000	572,013
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2038 (Build America Mutual Assurance Co Insured)	600,000	644,406
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5.25% 10/1/2044 (Build America Mutual Assurance Co Insured)	1,100,000	1,150,576
Temple Univ of The Comwlth Sysof Higher Ed PA Univ Rev (Temple Univ, PA Proj.) 5% 4/1/2036 (Assured Guaranty Inc Insured)	4,750,000	5,524,868
TOTAL EDUCATION		57,327,084
Electric Utilities - 3.3%
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2033	1,500,000	1,524,444
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2034	500,000	507,813
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	3,000,000	3,155,326
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2050 (Assured Guaranty Inc Insured)	8,835,000	9,050,569
TOTAL ELECTRIC UTILITIES		14,238,152
General Obligations - 15.9%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	4,000,000	2,914,549
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2039 (Assured Guaranty Inc Insured)	4,225,000	4,683,955
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Inc Insured)	630,000	620,416
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	3,500,000	3,812,453
Connellsville PA Area Sch Dist Series 2019, 3.125% 8/15/2039 (Build America Mutual Assurance Co Insured)	820,000	757,255
East Lycoming Sch Dist PA 3% 9/15/2035	700,000	675,774
Fayette Cnty PA Gen. Oblig. Series 2021 A, 2% 11/15/2036 (Assured Guaranty Inc Insured)	1,000,000	805,301
Haverford Twp PA School Dist Series 2021 A, 2% 3/15/2032	1,035,000	950,282
Lancaster PA Sch Dist 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,525,000	3,849,472
Montgomery Cnty PA Gen. Oblig. Series 2025A, 5% 3/1/2027	4,290,000	4,412,107
Montgomery Cnty PA Gen. Oblig. Series 2025A, 5% 3/1/2035	4,280,000	4,912,051
Parkland PA Sch Dist 3% 2/1/2035	665,000	651,068
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2029	300,000	313,769
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2030	375,000	391,991
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2031	425,000	443,776
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2035	525,000	510,884
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2029	2,000,000	2,176,293
Pennsylvania St Gen. Oblig. Series FIRST 2020, 2% 5/1/2039	500,000	391,910
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2037	1,060,000	871,779
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2038	4,825,000	3,862,502
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2038	3,000,000	3,180,024
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2039	7,600,000	8,036,330
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2028	4,000,000	4,237,184
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2029	3,000,000	3,245,592
Philadelphia PA Sch Dist 4% 9/1/2037	2,100,000	2,139,336
Philadelphia PA Sch Dist 4% 9/1/2038	2,300,000	2,334,681
Philadelphia PA Sch Dist 4% 9/1/2039	2,000,000	2,015,159
Philadelphia PA Sch Dist 5% 9/1/2029	1,250,000	1,320,864
Philadelphia PA Sch Dist 5% 9/1/2030	1,000,000	1,051,683
Philadelphia PA Sch Dist 5% 9/1/2033	1,000,000	1,048,644
Reading PA Sch Dist Series 2017, 5% 3/1/2035 (Assured Guaranty Inc Insured)	1,000,000	1,020,070
State College PA Area Sch Dist Series 2017, 3.25% 5/15/2043	405,000	351,765
TOTAL GENERAL OBLIGATIONS		67,988,919
Health Care - 15.7%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2038	815,000	805,988
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2026	500,000	500,125
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2027	490,000	490,143
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2028	540,000	540,174
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2029	710,000	710,211
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2030	685,000	685,215
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2026	1,140,000	1,159,836
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2027	225,000	233,305
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2028	200,000	207,595
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2029	200,000	207,545
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 4% 7/1/2045	1,215,000	1,136,555
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	1,520,000	1,184,521
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2031	1,030,000	1,046,561
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2034	1,000,000	1,008,523
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2036	1,400,000	1,405,858
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2039	1,160,000	1,162,223
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2026	1,025,000	1,041,154
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2028	1,945,000	2,044,685
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2029	1,355,000	1,448,447
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2035	465,000	522,778
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2034	1,000,000	1,010,708
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2049	900,000	888,062
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2054	400,000	389,864
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2059	535,000	515,837
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	4,000,000	4,303,266
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2012B, 3.25% 7/1/2032	465,000	464,991
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2016 A, 3% 7/1/2036	510,000	476,816
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	125,000	125,885
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	5,100,000	4,423,310
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	5,000	5,146
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2036	280,000	313,103
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2037	330,000	366,570
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	390,000	431,016
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	250,000	274,243
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	4,000,000	3,529,381
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2026	1,000,000	1,000,383
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	1,000,000	984,984
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2026	1,500,000	1,521,424
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2034	2,500,000	2,548,975
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	245,000	240,263
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3.125% 8/15/2035	265,000	251,653
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	4,500,000	3,923,182
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2024 B, 2.45% 8/15/2054, LOC TD Bank NA VRDN (d)	4,000,000	4,000,000
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 4.5% 7/1/2035	2,650,000	2,737,407
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	575,000	625,726
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	800,000	865,745
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2038	500,000	544,110
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2039	620,000	670,952
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 2.48% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (d)	4,900,000	4,900,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 4% 9/1/2042	1,425,000	1,327,779
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2026	1,000,000	1,001,510
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2037	1,400,000	1,358,763
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2027	200,000	204,266
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2028	1,130,000	1,168,832
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2029	500,000	522,443
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2030	1,000,000	1,054,651
TOTAL HEALTH CARE		66,512,688
Housing - 7.0%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 2.8% 10/1/2031	350,000	340,770
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	620,000	579,771
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.35% 10/1/2040	870,000	699,590
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.5% 10/1/2045	1,300,000	962,685
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.7% 4/1/2033	1,500,000	1,431,152
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026 (c)	1,500,000	1,524,583
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	650,000	674,624
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2028	950,000	1,003,977
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029 (c)	2,410,000	2,546,486
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	450,000	483,193
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	2,000,000	2,065,930
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2026 (c)	995,000	1,000,340
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029 (c)	2,400,000	2,518,119
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	100,000	106,411
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 130A, 2.5% 10/1/2034	1,940,000	1,748,860
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	410,000	409,396
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 2.45% 10/1/2041	1,505,000	1,168,026
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2026	280,000	284,589
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2027	225,000	233,524
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2028	260,000	274,773
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2029	365,000	393,135
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2026	240,000	241,288
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2027	225,000	231,049
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2028	250,000	261,645
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2029	310,000	329,873
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	5,925,000	6,160,398
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2019 131 A, 2.75% 10/1/2034	2,090,000	1,934,830
TOTAL HOUSING		29,609,017
Resource Recovery - 3.8%
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 3.4% tender 8/1/2045 (c)(d)	5,250,000	5,250,715
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (c)(d)	10,845,000	10,882,232
TOTAL RESOURCE RECOVERY		16,132,947
Special Tax - 1.7%
Pennsylvania St Tpk Com Regis Series 2025, 5% 7/15/2041	2,750,000	3,036,189
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2021 A, 3% 12/1/2051	4,415,000	3,282,031
Pittsburgh & Alleg Cnty Parking 5% 12/15/2032	500,000	517,517
Pittsburgh & Alleg Cnty Parking 5% 12/15/2033	500,000	516,807
TOTAL SPECIAL TAX		7,352,544
Transportation - 23.2%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2046 (Assured Guaranty Inc Insured) (c)	3,750,000	3,366,517
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (c)	12,000,000	12,001,583
Pennsylvania Turnpike Commission 5% 12/1/2041	2,400,000	2,643,031
Pennsylvania Turnpike Commission 5% 12/1/2042	2,240,000	2,444,852
Pennsylvania Turnpike Commission 5% 12/1/2043	3,650,000	3,961,238
Pennsylvania Turnpike Commission 5% 12/1/2043	3,000,000	3,255,812
Pennsylvania Turnpike Commission 5.25% 12/1/2055	5,000,000	5,336,748
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2040 (e)	5,500,000	5,788,760
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2037	5,815,000	6,202,457
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2050	5,000,000	5,165,503
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2044	4,000,000	3,854,794
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	4,000,000	3,799,667
Pennsylvania Turnpike Commission Series 2021 B, 3% 12/1/2051	3,000,000	2,180,055
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2040	1,000,000	1,015,711
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2041	1,000,000	1,006,525
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2042	1,500,000	1,497,613
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2043	4,615,000	4,968,823
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2040	2,000,000	2,229,553
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (e)	315,000	322,809
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2038 (e)	2,500,000	2,615,655
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2043	8,750,000	9,410,062
Philadelphia PA Airport Rev 5% 7/1/2031 (c)	1,000,000	1,028,352
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (c)	515,000	529,788
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2034 (c)	9,000,000	10,147,952
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2035 (c)	2,700,000	3,046,220
Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Series 2017, 5% 1/1/2035 (c)	1,000,000	1,010,859
TOTAL TRANSPORTATION		98,830,939
Water & Sewer - 7.1%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2049	2,000,000	2,078,739
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2055	1,750,000	1,812,117
Allegheny Cnty PA San Auth Swr Series 2024, 5.25% 12/1/2055	2,500,000	2,637,843
Capital Region Wtr PA Wtr Rev 5% 7/15/2030	1,500,000	1,581,253
Capital Region Wtr PA Wtr Rev 5% 7/15/2031	1,250,000	1,316,279
Philadelphia PA Wtr & Wastewtr Series 2020, 5% 10/1/2040	3,195,000	3,398,773
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	5,000,000	5,358,988
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	3,600,000	3,721,479
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2034 (Assured Guaranty Inc Insured)	2,000,000	2,070,965
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2035 (Assured Guaranty Inc Insured)	400,000	410,488
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5.25% 9/1/2050 (Assured Guaranty Inc Insured)	4,500,000	4,773,336
Western Berks Wtr Auth PA Rev 3% 12/1/2039 (Build America Mutual Assurance Co Insured)	1,020,000	909,887
TOTAL WATER & SEWER		30,070,147
TOTAL PENNSYLVANIA		388,062,437
Puerto Rico - 1.0%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	1,225,367	886,730
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	440,000	466,212
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,045,000	1,148,042
TOTAL GENERAL OBLIGATIONS		2,500,984
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (f)	1,155,000	948,912
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (g)	655,000	676,234
TOTAL PUERTO RICO		4,126,130
Virgin Islands - 0.7%
Transportation - 0.7%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2026	1,000,000	1,012,238
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2035	730,000	832,941
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	1,135,000	1,267,372
TOTAL TRANSPORTATION		3,112,551
TOTAL VIRGIN ISLANDS		3,112,551
TOTAL MUNICIPAL SECURITIES (Cost $418,544,155)		413,043,602

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $9,093,273)	3.07	9,091,455	9,093,273

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $427,637,428)	422,136,875
NET OTHER ASSETS (LIABILITIES) - 0.9%	3,627,343
NET ASSETS - 100.0%	425,764,218

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing - Security is in default.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Zero coupon bond which is issued at a discount.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $676,234 or 0.2% of net assets.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	21,468,220	79,128,857	91,503,804	398,038	-	-	9,093,273	9,091,455	0.2%
Total	21,468,220	79,128,857	91,503,804	398,038	-	-	9,093,273

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	57,327,084	-	57,327,084	-
Electric Utilities	14,238,152	-	14,238,152	-
General Obligations	70,489,903	-	70,489,903	-
Health Care	66,512,688	-	66,512,688	-
Housing	29,609,017	-	29,609,017	-
Resource Recovery	16,132,947	-	16,132,947	-
Special Tax	10,881,936	-	10,881,936	-
Transportation	115,539,123	-	115,539,123	-
Water & Sewer	32,312,752	-	32,312,752	-

Money Market Funds	9,093,273	9,093,273	-	-
Total Investments in Securities:	422,136,875	9,093,273	413,043,602	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $418,544,155)	$413,043,602
Fidelity Central Funds (cost $9,093,273)	9,093,273

Total Investment in Securities (cost $427,637,428)		$422,136,875
Cash		100,001
Receivable for fund shares sold		254,668
Interest receivable		4,863,876
Distributions receivable from Fidelity Central Funds		12,480
Prepaid expenses		287
Other receivables		11
Total assets		427,368,198
Liabilities
Payable for fund shares redeemed	$927,483
Distributions payable	473,982
Accrued management fee	153,996
Other payables and accrued expenses	48,519
Total liabilities		1,603,980
Net Assets		$425,764,218
Net Assets consist of:
Paid in capital		$439,169,756
Total accumulated earnings (loss)		(13,405,538)
Net Assets		$425,764,218
Net Asset Value, offering price and redemption price per share ($425,764,218 ÷ 40,289,896 shares)		$10.57
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$13,678,012
Income from Fidelity Central Funds		398,003
Total income		14,076,015
Expenses
Management fee	$1,770,552
Custodian fees and expenses	5,580
Independent trustees' fees and expenses	978
Registration fees	28,259
Audit fees	56,067
Legal	12,450
Miscellaneous	1,221
Total expenses before reductions	1,875,107
Expense reductions	(888)
Total expenses after reductions		1,874,219
Net Investment income (loss)		12,201,796
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,944,230)
Capital gain distributions from Fidelity Central Funds	35
Total net realized gain (loss)		(2,944,195)
Change in net unrealized appreciation (depreciation) on investment securities		6,583,235
Net gain (loss)		3,639,040
Net increase (decrease) in net assets resulting from operations		$15,840,836
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,201,796	$11,600,423
Net realized gain (loss)	(2,944,195)	140,006
Change in net unrealized appreciation (depreciation)	6,583,235	(4,281,678)
Net increase (decrease) in net assets resulting from operations	15,840,836	7,458,751
Distributions to shareholders	(11,924,684)	(11,388,411)

Share transactions
Proceeds from sales of shares	109,171,717	69,050,954
Reinvestment of distributions	6,586,760	6,383,603
Cost of shares redeemed	(84,444,158)	(85,675,411)

Net increase (decrease) in net assets resulting from share transactions	31,314,319	(10,240,854)
Total increase (decrease) in net assets	35,230,471	(14,170,514)

Net Assets
Beginning of period	390,533,747	404,704,261
End of period	$425,764,218	$390,533,747

Other Information
Shares
Sold	10,515,679	6,568,466
Issued in reinvestment of distributions	633,635	608,178
Redeemed	(8,151,018)	(8,145,105)
Net increase (decrease)	2,998,296	(968,461)

Financial Highlights
Fidelity® Pennsylvania Municipal Income Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.47	$10.58	$10.22	$11.59	$11.59
Income from Investment Operations
Net investment income (loss) A,B	.315	.305	.284	.255	.251
Net realized and unrealized gain (loss)	.093	(.115)	.355	(1.372)	.013
Total from investment operations	.408	.190	.639	(1.117)	.264
Distributions from net investment income	(.307)	(.299)	(.279)	(.253)	(.251)
Distributions from net realized gain	(.001)	(.001)	-	-	(.013)
Total distributions	(.308)	(.300)	(.279)	(.253)	(.264)
Net asset value, end of period	$10.57	$10.47	$10.58	$10.22	$11.59
Total Return C	3.98%	1.82%	6.38%	(9.66)%	2.30%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.47%	.50%	.49%	.48%
Expenses net of fee waivers, if any	.47%	.47%	.49%	.49%	.48%
Expenses net of all reductions, if any	.47%	.47%	.49%	.49%	.48%
Net investment income (loss)	3.03%	2.90%	2.76%	2.41%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$425,764	$390,534	$404,704	$407,022	$554,947
Portfolio turnover rate F	27%	17%	21%	7%	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Pennsylvania Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Pennsylvania.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,736,741
Gross unrealized depreciation	(11,517,404)
Net unrealized appreciation (depreciation)	$(4,780,663)
Tax Cost	$426,917,538

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$157,914
Capital loss carryforward	$(8,782,787)
Net unrealized appreciation (depreciation) on securities and other investments	$(4,780,663)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,977,965)
Long-term	(6,804,822)
Total capital loss carryforward	$(8,782,787)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Tax-exempt Income	11,885,008	11,350,843
Ordinary Income	$39,676	$37,568
Total	$11,924,684	$11,388,411

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pennsylvania Municipal Income Fund	144,902,025	99,821,969
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Pennsylvania Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Pennsylvania Municipal Income Fund	.44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Pennsylvania Municipal Income Fund	110,121	18,243,784	(733,852)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Pennsylvania Municipal Income Fund	545
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $888.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Pennsylvania Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Pennsylvania Municipal Income Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 16.06% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Pennsylvania Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.540037.128
PFR-ANN-0226
Fidelity® Ohio Municipal Income Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Ohio Municipal Income Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 94.5%
	Principal Amount (a)	Value ($)
Guam - 1.3%
Special Tax - 1.3%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2030	1,345,000	1,442,429
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2032	1,255,000	1,379,517
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2033	3,355,000	3,720,575
TOTAL GUAM		6,542,521
Ohio - 91.6%
Education - 16.6%
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2031	650,000	645,978
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2035	1,300,000	1,258,266
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2028 (Build America Mutual Assurance Co Insured)	515,000	542,138
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2029 (Build America Mutual Assurance Co Insured)	670,000	719,459
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2030 (Build America Mutual Assurance Co Insured)	540,000	590,953
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2031 (Build America Mutual Assurance Co Insured)	735,000	817,113
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2032 (Build America Mutual Assurance Co Insured)	720,000	810,045
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2033 (Build America Mutual Assurance Co Insured)	770,000	873,772
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2035 (Build America Mutual Assurance Co Insured)	835,000	960,091
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2034 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,865,000	2,048,124
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2035 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,910,000	2,086,682
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2036 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,065,000	2,241,738
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2037 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,170,000	2,340,415
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.5% 8/1/2047 (Cleveland OH St Univ Gen Rcp Guaranteed)	3,000,000	3,140,732
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,125,000	1,132,288
Kent St Univ Ohio Unv Revs Series 2020 A, 5% 5/1/2045	1,250,000	1,289,544
Miami Univ. OH Series 2022 A, 5% 9/1/2029	545,000	591,879
Miami Univ. OH Series 2022 A, 5% 9/1/2030	500,000	553,763
Miami Univ. OH Series 2022 A, 5% 9/1/2031	700,000	788,515
Miami Univ. OH Series 2022 A, 5% 9/1/2032	735,000	822,613
Miami Univ. OH Series 2022 A, 5% 9/1/2033	780,000	869,014
Northeast Ohio Med Univ Gen Rcpts 3% 12/1/2040	525,000	438,115
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (d)	5,000,000	4,913,686
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, OH Proj.) 5% 12/1/2037	835,000	883,450
Ohio St Higher Ed Fac Comm (Denison University, OH Proj.) 5% 11/1/2033	300,000	331,157
Ohio St Higher Ed Fac Comm (Denison University, OH Proj.) 5% 11/1/2035	300,000	328,228
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2028	400,000	412,518
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2029	735,000	757,979
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2030	300,000	309,029
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2031	400,000	411,713
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2033	650,000	667,676
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2038	2,500,000	2,655,233
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series B, 5% 10/1/2037	1,270,000	1,411,799
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series B, 5% 10/1/2038	1,330,000	1,469,657
Ohio St Higher Ed Fac Comm (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2049	3,270,000	2,790,999
Ohio St Higher Ed Fac Comm (Otterbein College, OH Proj.) 4% 12/1/2046	1,250,000	1,048,503
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 3% 2/1/2037	1,335,000	1,226,383
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 4% 2/1/2036	900,000	916,500
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2029	1,310,000	1,372,062
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2031	1,130,000	1,183,375
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2035	1,000,000	1,039,471
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 2/1/2034	1,000,000	1,075,865
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 2/1/2035	800,000	858,247
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5% 9/1/2040	895,000	971,795
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.25% 9/1/2042	1,000,000	1,086,129
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.25% 9/1/2044	1,105,000	1,171,425
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.25% 9/1/2045	525,000	550,742
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.5% 9/1/2050	1,050,000	1,098,668
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) Series 2018, 5% 9/1/2033	1,445,000	1,511,254
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2054	4,650,000	4,714,653
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2029	250,000	265,443
University Cincinnati OH Gen 5% 6/1/2032	745,000	750,111
University Cincinnati OH Gen 5% 6/1/2034	585,000	588,676
University Cincinnati OH Gen Series 2019 A, 3% 6/1/2039	3,000,000	2,756,972
University Cincinnati OH Gen Series 2024D, 5% 6/1/2028	1,130,000	1,194,434
University Cincinnati OH Gen Series 2024D, 5% 6/1/2030	590,000	649,543
University Cincinnati OH Gen Series 2024D, 5% 6/1/2031	620,000	694,230
University Cincinnati OH Gen Series 2024D, 5% 6/1/2032	500,000	567,547
University Cincinnati OH Gen Series 2024D, 5% 6/1/2033	995,000	1,142,653
University Cincinnati OH Gen Series 2024D, 5% 6/1/2035	760,000	865,535
University Cincinnati OH Gen Series 2024D, 5% 6/1/2038	1,700,000	1,889,035
University Cincinnati OH Gen Series 2024D, 5% 6/1/2039	1,070,000	1,181,563
University Cincinnati OH Gen Series 2024D, 5% 6/1/2040	1,120,000	1,222,185
University Cincinnati OH Gen Series 2024D, 5% 6/1/2041	1,175,000	1,270,377
University Toledo OH Gen Recpt 5% 6/1/2026	600,000	605,657
University Toledo OH Gen Recpt 5% 6/1/2027	350,000	360,700
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2026 (Build America Mutual Assurance Co Insured)	520,000	524,067
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2027 (Build America Mutual Assurance Co Insured)	545,000	560,224
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2028 (Build America Mutual Assurance Co Insured)	565,000	593,225
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2029 (Build America Mutual Assurance Co Insured)	600,000	642,432
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2030 (Build America Mutual Assurance Co Insured)	235,000	256,386
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	250,000	276,923
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	260,000	290,950
TOTAL EDUCATION		81,878,301
Electric Utilities - 2.4%
American Mun Pwr Rev Series 2023A, 5% 2/15/2039	4,250,000	4,725,227
American Mun Pwr Rev Series 2024 A, 5% 2/15/2048	1,325,000	1,372,388
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2032 (Assured Guaranty Inc Insured)	365,000	380,928
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2034 (Assured Guaranty Inc Insured)	785,000	815,064
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2036 (Assured Guaranty Inc Insured)	1,000,000	1,031,379
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2038 (Assured Guaranty Inc Insured)	830,000	850,161
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2035 (Assured Guaranty Inc Insured)	1,000,000	1,026,466
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2036 (Assured Guaranty Inc Insured)	1,000,000	1,020,289
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2037 (Assured Guaranty Inc Insured)	1,000,000	1,017,219
TOTAL ELECTRIC UTILITIES		12,239,121
Escrowed/Pre-Refunded - 4.5%
Akron Bath Copley Hsp Dist OH 5% 11/15/2026 (Escrowed to Maturity)	535,000	545,893
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2032 (Pre-refunded to 11/15/2026 at 100)	1,000,000	1,022,494
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2034 (Pre-refunded to 11/15/2026 at 100)	1,500,000	1,533,741
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2041 (Pre-refunded to 11/15/2026 at 100)	10,545,000	10,782,203
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	2,650,000	2,709,610
Akron Bath Copley Hsp Dist OH Series 2020, 3% 11/15/2040 (Pre-refunded to 11/15/2030 at 100)	5,400,000	5,510,735
Ohio St Hsg Fin Agy Res Mtg Rev 5% 1/1/2039 (Pre-refunded to 1/1/2032 at 100)	145,000	163,975
Ohio St Hsg Fin Agy Res Mtg Rev Series 2021B, 5% 1/1/2039 (Pre-refunded to 1/1/2032 at 100)	170,000	192,246
TOTAL ESCROWED/PRE-REFUNDED		22,460,897
General Obligations - 15.5%
Bath Local School District 2.125% 12/1/2040 (Build America Mutual Assurance Co Insured)	670,000	498,884
Bowling Green OH City Sch Dist Series 2024 A, 4% 10/1/2044	1,980,000	1,957,974
City of Columbus OH Series 2017A, 3.25% 4/1/2037	265,000	256,142
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2031	270,000	271,826
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2035	370,000	363,036
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2036	430,000	411,540
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2027	200,000	208,326
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2028	200,000	212,613
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2030	290,000	320,112
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2031	300,000	336,248
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2032	300,000	340,326
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2033	405,000	463,898
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2034	460,000	529,437
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2035	400,000	459,703
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2036	405,000	461,297
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2037	620,000	700,052
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2038	720,000	807,735
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2039	560,000	623,441
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2040	500,000	551,208
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2041	785,000	855,956
Cleveland-Cuyahoga County Port Authority (Cuyahoga Cnty OH Proj.) Series 2013, 5% 7/1/2037	3,000,000	3,423,881
Columbus State Community College Gen. Oblig. Series 2020 A, 2.125% 12/1/2040	1,000,000	761,696
County of Cuyahoga OH (Cuyahoga Cnty OH Proj.) 4% 12/1/2041	1,050,000	1,030,035
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2039 (Build America Mutual Assurance Co Insured)	350,000	319,191
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2040 (Build America Mutual Assurance Co Insured)	300,000	268,427
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2041 (Build America Mutual Assurance Co Insured)	300,000	260,259
Dayton Ohio Gen. Oblig. Series 2020, 3% 12/1/2038	750,000	692,723
Dayton Ohio Gen. Oblig. Series 2020, 3% 12/1/2040	750,000	665,286
Dublin OH City Sch Dist Series 2024, 5% 12/1/2027	625,000	654,599
Dublin OH City Sch Dist Series 2024, 5% 12/1/2028	285,000	305,456
Dublin OH City Sch Dist Series 2024, 5% 12/1/2029	250,000	273,981
Dublin OH City Sch Dist Series 2024, 5% 12/1/2030	300,000	335,101
Dublin OH City Sch Dist Series 2024, 5% 12/1/2031	270,000	306,882
Dublin OH City Sch Dist Series 2024, 5% 12/1/2032	300,000	345,405
Dublin OH City Sch Dist Series 2024, 5% 12/1/2033	315,000	366,854
Dublin OH City Sch Dist Series 2024, 5% 12/1/2034	250,000	289,751
Dublin OH City Sch Dist Series 2024, 5% 12/1/2035	525,000	604,297
Dublin OH City Sch Dist Series 2024, 5% 12/1/2036	500,000	571,027
Dublin OH City Sch Dist Series 2024, 5% 12/1/2037	500,000	566,716
Dublin OH City Sch Dist Series 2024, 5% 12/1/2038	300,000	338,127
Dublin OH City Sch Dist Series 2024, 5% 12/1/2039	275,000	307,890
Dublin OH City Sch Dist Series 2024, 5% 12/1/2040	400,000	445,200
Dublin OH City Sch Dist Series 2024, 5% 12/1/2041	500,000	550,917
Dublin OH City Sch Dist Series 2024, 5% 12/1/2042	600,000	653,835
Dublin OH City Sch Dist Series 2024, 5% 12/1/2044	800,000	855,403
Fairfield Cnty OH Gen. Oblig. 3% 12/1/2044	1,910,000	1,536,514
Fayette Cnty Ohio Gen. Oblig. 2.25% 12/1/2041 (Build America Mutual Assurance Co Insured)	585,000	435,862
Fayette Cnty Ohio Gen. Oblig. Series 2021, 3% 12/1/2038 (Build America Mutual Assurance Co Insured)	400,000	368,008
Forest Hills OH Loc Sch Dist Series 2015, 3.5% 12/1/2033	790,000	790,015
Kent OH City Sch Dist Series 2020, 2.5% 12/1/2048	4,545,000	2,960,050
Lake Loc Sch Dist Ohio Wood Series 2022, 3% 12/1/2037	250,000	230,110
Lake Loc Sch Dist Ohio Wood Series 2022, 4% 12/1/2041	200,000	200,033
Lake Loc Sch Dist Ohio Wood Series 2022, 4% 12/1/2046	250,000	232,030
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (d)	16,460,000	17,491,227
Lucas Cnty OH Gen. Oblig. 2.25% 12/1/2040	1,725,000	1,313,406
Manchester Ohio Loc Sch Dist Series 2021, 3% 12/1/2043 (Assured Guaranty Inc Insured)	4,885,000	3,957,241
Milford OH Exmp Vlg Sch Dist Series 2022, 4% 12/1/2047	200,000	192,290
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2037	1,680,000	1,833,587
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2038	1,000,000	1,086,952
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	1,000,000	1,083,942
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2040	1,110,000	1,193,489
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	750,000	801,318
Ohio St Spl Oblig (State of Ohio Proj.) Series 2020B, 5% 4/1/2039	1,865,000	1,993,704
State of Ohio Gen. Oblig. Series 2020 A, 2% 3/1/2033	300,000	268,903
State of Ohio Gen. Oblig. Series 2020 A, 2% 3/1/2034	300,000	263,952
State of Ohio Series 2025 A, 5% 2/1/2036	2,000,000	2,315,786
State of Ohio Series 2025C, 5% 10/1/2036	3,850,000	4,488,520
State of Ohio Series 2025C, 5% 10/1/2037	1,000,000	1,157,151
Strongsville Ohio City Sch Dis Series 2020, 3% 12/1/2045	1,500,000	1,181,733
Tallmadge Ohio Gen. Oblig. 2% 12/1/2035	250,000	209,719
West Carrollton OH City Sch Dist Series 2020 A, 3% 12/1/2044	4,530,000	3,631,978
TOTAL GENERAL OBLIGATIONS		77,040,213
Health Care - 21.9%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	11,880,000	11,515,388
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2035	750,000	806,332
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 4% 11/15/2035	2,000,000	1,975,930
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2026	1,750,000	1,752,987
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2027	1,700,000	1,730,607
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2028	2,385,000	2,420,510
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2030	3,000,000	3,040,757
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2031	1,500,000	1,519,263
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2032	1,450,000	1,467,831
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	5,000,000	4,518,594
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2041	2,625,000	2,828,429
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) 5% 1/1/2031	1,350,000	1,351,337
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2023A, 5.25% 1/1/2038	1,755,000	1,857,672
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5% 1/1/2043	1,200,000	1,205,061
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2036	400,000	434,508
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2037	500,000	540,106
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2041	1,050,000	1,099,943
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.25% 1/1/2045	450,000	456,212
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2038	350,000	381,618
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2039	610,000	662,308
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2050	1,900,000	1,934,508
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2041	915,000	874,773
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	3,000,000	2,617,093
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	3,000,000	2,858,330
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 5% 8/1/2032	1,000,000	1,069,736
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 5% 8/1/2034	1,000,000	1,070,614
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2035	555,000	616,398
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2036	515,000	568,173
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2037	510,000	558,861
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2038	500,000	543,932
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2039	525,000	568,076
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2040	500,000	543,440
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2041	500,000	537,958
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2042	400,000	426,827
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2043	450,000	476,342
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2044	500,000	525,199
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2049	1,000,000	1,026,083
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2054	2,500,000	2,552,205
Montgomery Cnty OH Hosp Rev (Dayton Childrens Hospital Proj.) Series 2021, 4% 8/1/2046	1,230,000	1,146,788
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 3% 8/1/2051	5,680,000	4,015,811
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2037	1,125,000	1,126,907
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2041	850,000	831,409
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	750,000	819,125
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2036	1,225,000	1,316,864
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2038	1,000,000	1,062,930
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2039	1,100,000	1,165,867
Ohio St Higher Edl Fac Commn Healthcare Rev (Otterbein Homes Proj.) Series 2021B, 3% 7/1/2041	450,000	369,352
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (d)	7,185,000	7,153,341
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2037	1,025,000	1,013,444
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2039	1,115,000	1,080,660
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2040	1,110,000	1,052,543
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2041	1,175,000	1,086,858
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2033	1,270,000	1,346,788
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2035	1,465,000	1,539,799
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	2,560,000	1,988,525
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (d)	5,000,000	5,113,674
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	5,210,000	3,950,851
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	230,000	254,999
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2036	540,000	595,432
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2037	250,000	273,966
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2038	855,000	931,423
Ohio St Hsg Fin Agy Res Mtg Rev 5% 1/1/2039	610,000	661,342
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2030	3,860,000	3,865,833
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	1,385,000	1,290,999
Village of Bluffton OH (Blanchard Valley Reg Hlth Ctr Proj.) Series 2017, 5% 12/1/2029	825,000	854,029
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	200,000	207,812
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	215,000	226,169
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	230,000	245,087
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	245,000	263,630
TOTAL HEALTH CARE		107,786,198
Housing - 6.5%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (d)	5,000,000	5,015,788
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	2,430,000	2,456,271
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	5,345,000	5,297,557
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021A, 2.25% 9/1/2041	640,000	489,458
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 2.3% 3/1/2033	1,850,000	1,671,515
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	400,000	433,279
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2031	600,000	658,067
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 9/1/2031	640,000	706,649
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 B, 5% 3/1/2052	2,130,000	2,210,910
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 A, 5.5% 3/1/2053	3,390,000	3,578,152
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2017 B, 4.5% 3/1/2047 (e)	145,000	145,440
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2020 A, 2.75% 9/1/2040	2,335,000	1,967,143
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2021 C, 2.7% 9/1/2046	3,900,000	2,932,182
Summit Cnty Dev Mhsg Series 2025, 2.8% tender 10/1/2044 (d)	4,300,000	4,237,877
TOTAL HOUSING		31,800,288
Other - 1.8%
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2046	945,000	848,479
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2051	1,000,000	864,638
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2029	325,000	344,159
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2030	250,000	267,901
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2031	525,000	563,249
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2032	500,000	535,294
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2033	400,000	426,775
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	300,000	319,117
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2035	500,000	530,935
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2036	440,000	465,508
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2037	400,000	421,855
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2039	1,400,000	1,466,302
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2040	1,620,000	1,686,843
TOTAL OTHER		8,741,055
Special Tax - 6.9%
Akron OH Income Tax Rev 4% 12/1/2028	1,380,000	1,430,993
Akron OH Income Tax Rev 4% 12/1/2029	1,500,000	1,569,886
Akron OH Income Tax Rev 4% 12/1/2030	1,210,000	1,263,722
Akron OH Income Tax Rev 4% 12/1/2031	1,105,000	1,149,547
Akron OH Income Tax Rev 4% 12/1/2032	1,285,000	1,333,008
Akron OH Income Tax Rev 4% 12/1/2033	1,300,000	1,344,029
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2033	600,000	626,485
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2036	700,000	725,641
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2039	2,040,000	2,100,425
Cleveland Public Library Series 2019 A, 4% 12/1/2033	425,000	441,463
Cleveland Public Library Series 2019 A, 4% 12/1/2034	370,000	382,462
Cleveland Public Library Series 2019 A, 4% 12/1/2035	620,000	637,602
Cleveland Public Library Series 2019 A, 4% 12/1/2036	1,400,000	1,434,100
Cleveland Public Library Series 2019 A, 4% 12/1/2037	1,115,000	1,136,232
Cleveland Public Library Series 2019 A, 4% 12/1/2038	650,000	660,101
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2036	3,855,000	4,015,649
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2037	3,755,000	3,887,105
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	2,500,000	2,504,465
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2051	6,000,000	5,783,267
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5% 12/1/2044	1,000,000	991,852
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5.125% 12/1/2055	1,000,000	964,136
TOTAL SPECIAL TAX		34,382,170
Synthetics - 1.9%
Franklin Cnty OH Rev Participating VRDN Series 2022 016, 2.53% 12/1/2047 (Liquidity Facility Barclays Bank PLC) (c)(d)(f)	9,240,000	9,240,000
Tobacco Bonds - 3.9%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	1,500,000	1,061,272
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2037	5,975,000	5,920,614
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2038	1,000,000	979,250
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2039	1,000,000	968,095
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	5,750,000	4,964,364
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2027	1,000,000	1,029,497
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2035	2,000,000	2,106,929
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,000,000	2,096,705
TOTAL TOBACCO BONDS		19,126,726
Transportation - 4.9%
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2026 (e)	710,000	710,000
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2027 (e)	700,000	712,959
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2042 (e)	10,000,000	10,678,669
Ohio St Tpk Commn Tpk Rev 5% 2/15/2046	7,500,000	7,799,381
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (b)	10,000,000	4,822,905
TOTAL TRANSPORTATION		24,723,914
Water & Sewer - 4.8%
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2036	650,000	623,609
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2037	250,000	234,165
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2038	270,000	249,380
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2039	500,000	453,423
City of Dayton OH Sewer System Revenue Series 2020, 3% 12/1/2040	365,000	323,773
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2028	1,750,000	1,876,117
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2030	1,250,000	1,395,639
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2032	950,000	1,091,191
Northeast OH Regl Swr Wstwtr Rev Series 2016, 3% 11/15/2036	250,000	236,597
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2034	1,385,000	1,369,442
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	675,000	614,691
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 12/1/2033	685,000	684,781
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024 D, 5% 12/1/2041	4,050,000	4,512,938
Ohio Water Development Authority Series 2024 A, 5% 12/1/2045	1,060,000	1,132,762
Ohio Water Development Authority Series 2024 B, 5% 12/1/2037	2,685,000	3,093,970
Ohio Water Development Authority Series 2024 B, 5% 12/1/2038	1,415,000	1,620,449
Ohio Water Development Authority Series 2025 A, 5% 12/1/2044	4,000,000	4,337,202
TOTAL WATER & SEWER		23,850,129
TOTAL OHIO		453,269,012
Puerto Rico - 1.1%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	1,634,241	1,182,609
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	590,000	625,147
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,395,000	1,532,554
TOTAL GENERAL OBLIGATIONS		3,340,310
Special Tax - 0.3%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (b)	1,515,000	1,244,677
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	705,000	727,856
TOTAL PUERTO RICO		5,312,843
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	420,000	465,263
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	445,000	498,957
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2038	1,355,000	1,520,776
TOTAL VIRGIN ISLANDS		2,484,996
TOTAL MUNICIPAL SECURITIES (Cost $469,089,872)		467,609,372

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $23,788,737)	3.07	23,783,980	23,788,737

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $492,878,609)	491,398,109
NET OTHER ASSETS (LIABILITIES) - 0.7%	3,665,027
NET ASSETS - 100.0%	495,063,136

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,967,856 or 2.0% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	17,325,224	146,477,809	140,014,296	478,206	-	-	23,788,737	23,783,980	0.6%
Total	17,325,224	146,477,809	140,014,296	478,206	-	-	23,788,737

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	81,878,301	-	81,878,301	-
Electric Utilities	12,239,121	-	12,239,121	-
Escrowed/Pre-Refunded	22,460,897	-	22,460,897	-
General Obligations	80,380,523	-	80,380,523	-
Health Care	107,786,198	-	107,786,198	-
Housing	31,800,288	-	31,800,288	-
Other	8,741,055	-	8,741,055	-
Special Tax	42,169,368	-	42,169,368	-
Synthetics	9,240,000	-	9,240,000	-
Tobacco Bonds	19,126,726	-	19,126,726	-
Transportation	27,208,910	-	27,208,910	-
Water & Sewer	24,577,985	-	24,577,985	-

Money Market Funds	23,788,737	23,788,737	-	-
Total Investments in Securities:	491,398,109	23,788,737	467,609,372	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $469,089,872)	$467,609,372
Fidelity Central Funds (cost $23,788,737)	23,788,737

Total Investment in Securities (cost $492,878,609)		$491,398,109
Receivable for fund shares sold		187,382
Interest receivable		4,963,840
Distributions receivable from Fidelity Central Funds		50,969
Prepaid expenses		342
Other receivables		40
Total assets		496,600,682
Liabilities
Payable to custodian bank	$250,142
Payable for fund shares redeemed	559,406
Distributions payable	499,618
Accrued management fee	179,597
Other payables and accrued expenses	48,783
Total liabilities		1,537,546
Net Assets		$495,063,136
Net Assets consist of:
Paid in capital		$510,071,829
Total accumulated earnings (loss)		(15,008,693)
Net Assets		$495,063,136
Net Asset Value, offering price and redemption price per share ($495,063,136 ÷ 42,864,515 shares)		$11.55
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$15,862,734
Income from Fidelity Central Funds		478,041
Total income		16,340,775
Expenses
Management fee	$2,113,043
Custodian fees and expenses	6,373
Independent trustees' fees and expenses	1,177
Registration fees	32,434
Audit fees	56,072
Legal	2,299
Miscellaneous	1,472
Total expenses before reductions	2,212,870
Expense reductions	(191)
Total expenses after reductions		2,212,679
Net Investment income (loss)		14,128,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,847,412)
Capital gain distributions from Fidelity Central Funds	165
Total net realized gain (loss)		(1,847,247)
Change in net unrealized appreciation (depreciation) on investment securities		9,365,417
Net gain (loss)		7,518,170
Net increase (decrease) in net assets resulting from operations		$21,646,266
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,128,096	$13,936,319
Net realized gain (loss)	(1,847,247)	(1,049,767)
Change in net unrealized appreciation (depreciation)	9,365,417	(3,389,319)
Net increase (decrease) in net assets resulting from operations	21,646,266	9,497,233
Distributions to shareholders	(13,612,385)	(13,588,075)

Share transactions
Proceeds from sales of shares	88,858,912	65,863,873
Reinvestment of distributions	7,855,095	8,357,968
Cost of shares redeemed	(95,666,793)	(88,204,413)

Net increase (decrease) in net assets resulting from share transactions	1,047,214	(13,982,572)
Total increase (decrease) in net assets	9,081,095	(18,073,414)

Net Assets
Beginning of period	485,982,041	504,055,455
End of period	$495,063,136	$485,982,041

Other Information
Shares
Sold	7,868,469	5,773,036
Issued in reinvestment of distributions	693,751	734,032
Redeemed	(8,481,065)	(7,740,879)
Net increase (decrease)	81,155	(1,233,811)

Financial Highlights
Fidelity® Ohio Municipal Income Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.36	$11.45	$11.14	$12.46	$12.53
Income from Investment Operations
Net investment income (loss) A,B	.333	.321	.288	.251	.253
Net realized and unrealized gain (loss)	.178	(.098)	.306	(1.321)	(.064)
Total from investment operations	.511	.223	.594	(1.070)	.189
Distributions from net investment income	(.320)	(.312)	(.284)	(.250)	(.253)
Distributions from net realized gain	(.001)	(.001)	-	-	(.006)
Total distributions	(.321)	(.313)	(.284)	(.250)	(.259)
Net asset value, end of period	$11.55	$11.36	$11.45	$11.14	$12.46
Total Return C	4.59%	1.98%	5.43%	(8.60)%	1.52%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.46%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.46%	.46%	.49%	.49%	.48%
Expenses net of all reductions, if any	.46%	.46%	.49%	.49%	.48%
Net investment income (loss)	2.94%	2.82%	2.58%	2.19%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$495,063	$485,982	$504,055	$521,730	$717,246
Portfolio turnover rate F	27%	19%	21%	14%	6%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Ohio Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Ohio.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,005,263
Gross unrealized depreciation	(11,362,430)
Net unrealized appreciation (depreciation)	$(357,167)
Tax Cost	$491,755,276

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$64,827
Capital loss carryforward	$(14,716,353)
Net unrealized appreciation (depreciation) on securities and other investments	$(357,167)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,188,924)
Long-term	(12,527,429)
Total capital loss carryforward	$(14,716,353)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Tax-exempt Income	$13,570,084	$13,544,965
Ordinary Income	42,301	43,110
Total	$13,612,385	$ 13,588,075

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Ohio Municipal Income Fund	136,415,808	118,488,071
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Ohio Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Ohio Municipal Income Fund	.44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Ohio Municipal Income Fund	692,815	17,916,851	(373,816)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Ohio Municipal Income Fund	662
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $191.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Ohio Municipal Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Ohio Municipal Income Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 3.88% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Ohio Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.540019.128
OFF-ANN-0226
Fidelity® Municipal Income Fund

Annual Report
December 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Municipal Income Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 96.5%
	Principal Amount (a)	Value ($)
Alabama - 6.2%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2039	1,445,000	1,523,678
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,735,000	1,757,175
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	1,510,000	1,529,299
University South AL Univ Rev Series 2024 A, 5% 4/1/2049 (Build America Mutual Assurance Co Insured)	5,750,000	5,940,089
TOTAL EDUCATION		10,750,241
General Obligations - 6.0%
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (d)	28,800,000	30,798,602
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	6,900,000	7,493,850
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	13,125,000	13,518,921
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	3,335,000	3,533,538
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	26,080,000	27,567,501
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,475,000	1,499,866
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	1,115,000	1,136,791
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	975,000	993,306
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (d)	23,655,000	23,894,164
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (d)	17,760,000	18,779,000
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (d)	11,040,000	11,815,016
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	21,055,000	22,216,259
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	32,675,000	35,301,423
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	14,575,000	15,812,566
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	61,475,000	66,045,347
TOTAL GENERAL OBLIGATIONS		280,406,150
TOTAL ALABAMA		291,156,391
Arizona - 1.5%
Education - 0.2%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (f)	910,000	910,000
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (f)	910,000	910,000
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2044	1,000,000	1,001,349
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,125,000	1,108,985
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	1,330,000	1,292,985
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2059	2,000,000	1,925,131
TOTAL EDUCATION		7,148,450
Electric Utilities - 0.1%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,885,000	6,211,453
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	3,825,000	3,610,959
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	2,655,000	2,607,987
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	7,370,000	7,928,807
TOTAL GENERAL OBLIGATIONS		14,147,753
Health Care - 0.3%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.08% tender 1/1/2037 (d)(e)	2,465,000	2,435,484
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2030	1,300,000	1,416,660
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2031	1,250,000	1,380,591
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2032	1,250,000	1,400,620
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	235,000	235,940
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	295,000	269,847
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	5,970,000	4,497,832
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,535,000	2,630,866
TOTAL HEALTH CARE		14,267,840
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	1,867,416	1,851,423
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(d)	4,580,000	4,667,222
Special Tax - 0.1%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2030	2,080,000	2,155,301
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	3,105,000	3,214,159
TOTAL SPECIAL TAX		5,369,460
Transportation - 0.4%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	2,070,000	2,142,492
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (b)	1,450,000	1,480,400
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (b)	1,075,000	1,095,709
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (b)	910,000	932,558
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	2,900,000	2,993,360
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	3,310,000	3,402,800
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	2,070,000	2,124,479
TOTAL TRANSPORTATION		14,171,798
TOTAL ARIZONA		67,835,399
Arkansas - 0.3%
General Obligations - 0.3%
Arkadelphia Ark Sch Dist No 1 2% 5/1/2041	1,005,000	724,350
Bryant Ark Sch Dist No 25 1.9% 2/1/2039	1,705,000	1,275,594
Clinton Ark Sch Dist No 1 2% 2/1/2041	1,860,000	1,364,032
DE Queen Ark Sch Dist No 17 Sevier Cnty Series 2020, 2.25% 2/1/2041	590,000	444,330
Farmington AR Scd No 6 2% 2/1/2035	210,000	180,999
Gravette School District No 20 2.125% 6/1/2042	400,000	288,034
Gravette School District No 20 2.25% 2/1/2039	435,000	357,926
Gravette School District No 20 2.375% 2/1/2045	500,000	351,571
Greenbrier AK Sch Dist No 47 Faulkner Cnty Series 2019, 3.125% 2/1/2042	1,545,000	1,369,628
Magnolia Ark Sch Dist No 14 2% 2/1/2043	2,070,000	1,377,243
Marion Ark Sch Dist No 3 Crittenden Series A, 3% 2/1/2049	3,415,000	2,612,458
Pea Ridge Ark Sch Dist No 109 2% 2/1/2037	215,000	175,561
Valley View Sch Dist No 58 Ark 2% 2/1/2037	915,000	748,000
Valley View Sch Dist No 58 Ark 2% 2/1/2039	950,000	737,311
Van Buren Ark Sch Dist No 042 2% 2/1/2039	1,050,000	811,619
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2035	595,000	512,831
Warren Ark Sch Dist No 001 Series A, 2% 2/1/2039	640,000	496,715
Watson Chapel Ark Sch Dist No24 2% 6/1/2038	215,000	166,628
TOTAL GENERAL OBLIGATIONS		13,994,830
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033	380,000	399,861
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	165,000	171,189
TOTAL HEALTH CARE		571,050
TOTAL ARKANSAS		14,565,880
California - 5.7%
Education - 0.3%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	7,200,000	7,427,623
University CA Revs 3% 5/15/2051	6,765,000	5,094,136
TOTAL EDUCATION		12,521,759
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (b)	90,000	99,263
General Obligations - 2.7%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (g)	3,250,000	3,025,813
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (d)	6,905,000	7,314,895
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (d)	10,395,000	10,951,411
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (d)	16,760,000	17,788,896
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (d)	24,900,000	25,818,228
California St Pub Wks Brd Lse 5% 8/1/2031	1,365,000	1,553,804
California St Pub Wks Brd Lse 5% 8/1/2034	2,535,000	2,852,478
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (g)	1,520,000	1,295,615
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Inc Insured) (g)	4,100,000	3,783,881
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Inc Insured) (g)	4,140,000	3,605,045
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	155,000	156,659
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (g)	3,745,000	3,396,848
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,595,000	1,680,375
Poway CA Unified Sch Dist 0% 8/1/2032 (g)	4,885,000	4,048,466
Poway CA Unified Sch Dist 0% 8/1/2037 (g)	6,455,000	4,366,345
Poway CA Unified Sch Dist 0% 8/1/2038 (g)	6,890,000	4,453,068
Poway CA Unified Sch Dist 0% 8/1/2039 (g)	19,705,000	12,147,808
Poway CA Unified Sch Dist 0% 8/1/2046 (g)	950,000	375,687
Poway CA Unified Sch Dist 0% 8/1/2051 (g)	1,950,000	605,584
San Diego CA Uni Sch Dist 0% 7/1/2034 (g)	2,980,000	2,323,983
San Diego CA Uni Sch Dist 0% 7/1/2047 (h)	7,205,000	5,835,275
San Marcos Unified School District 0% 8/1/2047 (g)	9,680,000	3,702,555
State of California Gen. Oblig. 5.25% 12/1/2033	150,000	150,273
State of California Gen. Oblig. 5.5% 4/1/2028	10,000	10,022
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,011
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	3,725,000	3,749,534
TOTAL GENERAL OBLIGATIONS		124,997,559
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,939,163	2,911,759
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	8,751,074	9,071,721
TOTAL HOUSING		11,983,480
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (d)	1,390,000	1,294,709
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	69,825,000	6,818,390
Transportation - 2.2%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (g)	3,145,000	882,375
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured) (b)	2,000,000	2,171,619
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured) (b)	1,000,000	1,095,972
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (b)	1,610,000	1,764,356
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (b)	2,900,000	2,960,904
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2042 (Assured Guaranty Inc Insured) (b)	3,165,000	3,425,348
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2044 (Assured Guaranty Inc Insured) (b)	1,040,000	1,109,096
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2045 (Assured Guaranty Inc Insured) (b)	2,190,000	2,328,989
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2046 (b)	10,000,000	10,196,605
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2056 (b)	7,000,000	7,074,588
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2036 (b)	2,500,000	2,839,791
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2038 (b)	2,080,000	2,367,659
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (b)	6,395,000	6,564,343
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (b)	8,530,000	8,946,074
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (b)	5,710,000	6,087,352
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (b)	1,000,000	1,006,197
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (b)	4,940,000	5,302,507
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (b)	4,140,000	4,305,528
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (b)	3,065,000	3,464,009
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2035 (b)	10,000,000	11,363,239
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2036 (b)	16,000,000	18,031,497
TOTAL TRANSPORTATION		103,288,048
Water & Sewer - 0.1%
Eastern Municipal Water District Financing Authority 4% 7/1/2038	1,400,000	1,435,879
Eastern Municipal Water District Financing Authority 5% 7/1/2036	1,600,000	1,765,442
Eastern Municipal Water District Financing Authority 5% 7/1/2037	1,000,000	1,097,106
TOTAL WATER & SEWER		4,298,427
TOTAL CALIFORNIA		265,301,635
Colorado - 2.4%
Education - 0.0%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 4% 3/1/2047	4,420,000	4,036,963
Electric Utilities - 0.1%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	2,080,000	2,127,880
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	2,600,000	2,628,365
TOTAL ELECTRIC UTILITIES		4,756,245
General Obligations - 0.6%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2037	2,835,000	3,437,370
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2039	2,665,000	3,179,391
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2040	1,040,000	1,228,211
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2042	1,785,000	2,058,671
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2043	3,400,000	3,874,172
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2045	1,280,000	1,429,569
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	11,345,000	12,488,222
TOTAL GENERAL OBLIGATIONS		27,695,606
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	3,735,000	2,702,513
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,395,000	3,985,701
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	4,480,000	3,469,340
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	17,455,000	15,085,819
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	1,000,000	1,046,733
TOTAL HEALTH CARE		26,290,106
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	470,000	475,437
Special Tax - 0.0%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	1,058,000	1,058,450
Transportation - 1.1%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (b)	2,855,000	2,908,385
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (b)	2,440,000	2,539,114
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (b)	4,245,000	4,798,393
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (b)	4,140,000	4,290,834
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (b)	8,280,000	8,555,200
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (b)	1,185,000	1,317,024
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2036 (b)	10,000,000	10,925,002
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (b)	12,575,000	14,029,469
TOTAL TRANSPORTATION		49,363,421
TOTAL COLORADO		113,676,228
Connecticut - 2.6%
Education - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	2,515,000	2,203,382
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	415,000	419,313
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	290,000	299,059
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	525,000	541,274
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	330,000	340,170
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	415,000	423,062
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	1,060,000	1,090,517
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	830,000	853,324
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,400,000	1,437,334
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	1,000,000	1,024,486
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	2,500,000	2,554,643
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	620,000	632,237
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 3, 5% 7/1/2036	895,000	908,399
TOTAL EDUCATION		12,727,200
General Obligations - 0.9%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	3,000,000	3,452,391
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	1,675,000	1,945,258
Connecticut St Gen. Oblig. 3% 6/1/2038	1,850,000	1,716,533
Connecticut St Gen. Oblig. 3% 6/1/2040	1,740,000	1,553,705
Connecticut St Gen. Oblig. 4% 1/15/2039	3,305,000	3,401,587
Connecticut St Gen. Oblig. 5% 3/15/2045	1,000,000	1,072,774
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	8,385,000	8,715,600
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2038	1,000,000	1,020,677
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	1,280,000	1,268,585
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	981,248
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	1,475,000	1,354,800
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,770,000	1,579,664
Connecticut St Gen. Oblig. Series 2025 D, 5% 8/15/2030	1,000,000	1,109,771
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2043	1,700,000	1,849,341
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2044	1,100,000	1,187,708
Connecticut St Series 2024 G, 3% 11/15/2042	935,000	819,561
Connecticut St Series 2024 G, 3% 11/15/2043	585,000	501,289
Connecticut St Series 2024 G, 5% 11/15/2044	2,500,000	2,684,573
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Inc Insured)	885,000	909,194
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2029 (Assured Guaranty Inc Insured)	1,115,000	1,203,977
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2030 (Assured Guaranty Inc Insured)	2,780,000	3,054,991
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2033 (Assured Guaranty Inc Insured)	1,370,000	1,563,835
TOTAL GENERAL OBLIGATIONS		42,947,062
Health Care - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2039 (c)(i)	3,930,000	2,161,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (c)(i)	285,000	156,750
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (c)	1,800,000	1,680,211
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (c)	1,525,000	1,478,750
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2038	1,120,000	1,115,646
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	2,000,000	2,144,123
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	3,500,000	3,744,169
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2035	3,905,000	3,959,725
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2036	4,000,000	4,063,723
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	7,315,000	6,590,068
TOTAL HEALTH CARE		27,094,665
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	965,000	952,171
Special Tax - 0.8%
Connecticut St Gen. Oblig. 3% 1/15/2040	3,710,000	3,311,047
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	9,975,000	11,460,801
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2044	8,030,000	8,627,389
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	4,700,000	5,022,551
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (c)	2,685,000	2,716,652
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (c)	4,865,000	4,930,774
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (c)	1,390,000	1,392,431
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (c)	900,000	942,106
TOTAL SPECIAL TAX		38,403,751
TOTAL CONNECTICUT		122,124,849
District Of Columbia,Maryland,Virginia - 0.5%
Special Tax - 0.5%
Washington Metropolitan Area Transit Authority 5% 7/15/2038	9,900,000	10,608,622
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	2,000,000	2,058,197
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	9,660,000	9,897,010
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		22,563,829
District Of Columbia,Virginia - 1.1%
Transportation - 1.1%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (b)	3,125,000	3,238,016
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (b)	1,560,000	1,649,951
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (b)	1,200,000	1,239,263
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (b)	1,855,000	1,910,619
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (b)	910,000	936,001
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (b)	2,070,000	2,121,920
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2039 (b)	5,485,000	6,212,597
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2040 (b)	2,405,000	2,693,325
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2044 (b)	1,770,000	1,939,458
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2047	7,150,000	7,228,961
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	7,000,000	7,171,338
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	6,355,000	4,602,864
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	7,815,000	6,909,310
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Inc Insured)	3,600,000	2,534,957
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		50,388,580
Florida - 3.6%
Education - 0.2%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2028	2,000,000	2,081,873
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2044	1,700,000	1,814,629
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	3,050,000	3,149,282
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	5,015,000	3,592,766
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	1,705,000	1,735,422
TOTAL EDUCATION		12,373,972
Electric Utilities - 0.4%
Orlando Fla Utils Commn Util Sys Rev 5% 10/1/2035	430,000	500,072
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2034	575,000	675,480
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2036	1,000,000	1,156,883
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2037	1,500,000	1,720,052
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2034	3,000,000	3,524,246
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2035	4,000,000	4,648,470
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2036	4,000,000	4,627,534
TOTAL ELECTRIC UTILITIES		16,852,737
General Obligations - 0.0%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	1,820,000	1,837,861
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	1,110,000	1,121,278
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2029 (Build America Mutual Assurance Co Insured)	830,000	831,519
TOTAL GENERAL OBLIGATIONS		3,790,658
Health Care - 0.4%
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,820,000	2,474,529
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2050	1,525,000	1,287,866
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	7,380,000	6,545,269
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	1,865,000	1,928,044
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,240,000	1,285,530
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	3,555,000	3,656,666
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	910,000	910,253
TOTAL HEALTH CARE		18,088,157
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	365,000	372,642
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	810,000	816,654
TOTAL OTHER		1,189,296
Transportation - 2.3%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (b)	2,485,000	2,488,709
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (b)	930,000	942,894
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (b)	830,000	856,572
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (b)	2,200,000	2,277,457
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (b)	610,000	629,409
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (b)	2,900,000	2,986,952
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (b)	1,080,000	1,110,673
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (b)	1,055,000	1,082,672
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (b)	1,240,000	1,269,407
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (b)	1,655,000	1,691,005
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (b)	1,865,000	1,901,924
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (b)	3,520,000	3,552,483
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (b)	2,545,000	2,502,027
Florida St Dept Transn Tpk Rev Series 2020 A, 3% 7/1/2035	3,540,000	3,525,439
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,500,000	1,182,319
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2036	4,155,000	4,373,094
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2037	4,525,000	4,730,990
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2038	4,710,000	4,896,949
Greater Orlando Aviation Auth 5% 10/1/2034 (b)	4,965,000	5,095,230
Greater Orlando Aviation Auth 5% 10/1/2037 (b)	5,175,000	5,281,854
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (b)	1,405,000	1,427,094
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (b)	830,000	860,017
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (b)	385,000	398,924
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	1,200,000	1,219,641
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	1,450,000	1,472,501
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031 (b)	1,100,000	1,101,200
Miami-Dade Cnty Fla Aviat Rev Series 2019A, 5% 10/1/2049 (b)	11,860,000	11,921,709
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2034 (b)	4,895,000	5,488,089
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2036 (b)	5,100,000	5,619,643
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,560,000	3,590,364
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,020,000	3,044,417
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (b)	830,000	841,886
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (b)	860,000	871,835
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (b)	1,530,000	1,549,850
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (b)	1,075,000	1,087,849
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (b)	1,655,000	1,672,714
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (b)	3,555,000	3,590,896
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (b)	3,730,000	3,765,553
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (b)	3,930,000	3,964,646
TOTAL TRANSPORTATION		105,866,887
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2037	4,560,000	4,718,079
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2038	1,090,000	1,121,886
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 4% 10/1/2035	3,900,000	3,955,351
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2031	1,250,000	1,396,413
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	645,000	718,585
TOTAL WATER & SEWER		11,910,314
TOTAL FLORIDA		170,072,021
Georgia - 4.4%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,515,000	1,407,384
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2028	1,000,000	1,041,435
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2029	800,000	846,641
TOTAL EDUCATION		3,295,460
Electric Utilities - 0.3%
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (d)	4,320,000	2,779,712
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (d)	7,290,000	7,413,174
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	3,350,000	3,767,111
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,080,000	1,223,420
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	920,000	959,968
TOTAL ELECTRIC UTILITIES		16,143,385
General Obligations - 3.0%
Effingham Cnty GA Sch Dist Series 2022, 3% 9/1/2041	300,000	263,425
Effingham Cnty GA Sch Dist Series 2022, 3% 9/1/2043	375,000	311,647
Georgia St Gen. Oblig. 5% 7/1/2033	6,885,000	7,898,177
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (d)	23,425,000	23,858,777
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (d)	18,850,000	19,031,503
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (d)	14,345,000	15,534,091
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (d)	23,910,000	25,449,558
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (d)	35,455,000	37,512,564
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (d)	3,490,000	3,749,538
TOTAL GENERAL OBLIGATIONS		133,609,280
Health Care - 0.6%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (d)	6,900,000	7,318,568
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	13,420,000	10,034,962
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	1,860,000	1,628,684
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	1,400,000	1,406,616
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	6,290,000	5,970,440
TOTAL HEALTH CARE		26,359,270
Housing - 0.0%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2021 A, 2.25% 12/1/2036	2,750,000	2,280,890
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (c)	1,940,000	1,983,644
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (c)	4,890,000	4,847,366
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (c)	8,460,000	8,472,218
TOTAL INDUSTRIAL DEVELOPMENT		15,303,228
Transportation - 0.2%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (b)	3,230,000	3,496,959
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2038 (b)	4,105,000	4,511,820
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2041 (b)	1,915,000	2,092,783
TOTAL TRANSPORTATION		10,101,562
TOTAL GEORGIA		207,093,075
Hawaii - 0.5%
Transportation - 0.5%
Hawaii St Arpts Sys Rev 5% 7/1/2042 (b)	4,000,000	4,257,798
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (b)	1,055,000	1,108,782
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (b)	1,240,000	1,301,724
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (b)	1,215,000	1,273,095
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (b)	1,240,000	1,294,390
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (b)	1,265,000	1,318,009
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (b)	9,480,000	9,912,194
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2034 (b)	750,000	766,709
TOTAL TRANSPORTATION		21,232,701
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035	2,575,000	3,042,168
TOTAL HAWAII		24,274,869
Idaho - 0.1%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2021 A, 3% 3/1/2051	5,000,000	3,454,621
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	255,000	256,324
Special Tax - 0.0%
Idaho Housing & Finance Association Series 2023A, 4% 8/15/2048	2,220,000	2,095,028
TOTAL IDAHO		5,805,973
Illinois - 11.5%
Education - 0.4%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2030	3,425,000	3,593,835
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	1,090,000	1,108,514
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	760,000	772,195
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	1,015,000	1,028,703
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	830,000	832,271
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	830,000	841,918
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	830,000	841,618
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	600,000	538,923
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2041	1,000,000	851,417
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	1,000,000	986,359
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	730,000	731,374
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	830,000	810,961
Northern IL Univ Revs Series 2020 B, 5% 4/1/2028 (Build America Mutual Assurance Co Insured)	1,300,000	1,349,008
Northern IL Univ Revs Series 2020 B, 5% 4/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,068,968
Northern IL Univ Revs Series 2020 B, 5% 4/1/2032 (Build America Mutual Assurance Co Insured)	1,295,000	1,384,302
TOTAL EDUCATION		16,740,366
Escrowed/Pre-Refunded - 0.0%
Illinois Fin Auth Rev Series 2016 C, 3.625% 2/15/2032 (Pre-refunded to 2/15/2027 at 100)	950,000	961,477
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	30,000	30,492
Illinois Finance Authority Rev 4% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	160,000	162,626
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	500,000	513,690
TOTAL ESCROWED/PRE-REFUNDED		1,668,285
General Obligations - 5.5%
Chicago IL Brd Ed 5% 12/1/2030	2,105,000	2,128,976
Chicago IL Brd Ed Series 2017C, 5% 12/1/2034	1,245,000	1,245,872
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	830,000	835,849
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	3,915,000	4,002,537
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	1,655,000	1,681,317
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	950,000	958,142
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,140,000	1,140,293
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	830,000	824,144
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	2,910,000	2,975,066
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2027	1,625,000	1,649,872
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	2,000,000	2,044,719
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	1,300,000	1,306,648
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	19,240,000	20,101,912
Chicago IL Brd Ed Series D, 5% 12/1/2031	3,565,000	3,598,775
Chicago IL Gen. Oblig. 5.25% 1/1/2038	11,380,000	11,834,671
Chicago IL Gen. Oblig. 5.5% 1/1/2039	12,000,000	12,582,818
Chicago IL Gen. Oblig. 5.5% 1/1/2040	6,750,000	6,998,131
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,175,000	3,283,945
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	3,555,000	3,714,246
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2031	2,260,000	2,361,783
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	5,335,000	5,608,684
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2041	1,500,000	1,506,724
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2050	14,665,000	15,159,784
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	2,320,000	2,361,554
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	3,020,000	3,076,958
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2021 A, 2% 1/1/2039	4,475,000	3,438,018
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	4,600,000	4,896,781
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	4,490,000	4,987,074
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2033	6,690,000	7,379,176
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	5,110,000	5,611,165
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	2,750,000	3,008,774
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	1,500,000	1,633,661
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	2,220,000	2,407,446
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	5,450,000	5,882,466
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	4,500,000	4,830,089
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	5,500,000	5,867,663
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	7,635,000	7,772,006
Illinois St Gen. Oblig. Series MAY 2020, 5.75% 5/1/2045	3,865,000	4,077,444
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	11,295,000	12,058,186
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	8,085,000	8,847,447
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	3,550,000	3,862,718
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	1,770,000	1,918,232
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	4,360,000	4,655,349
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	320,000	336,775
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	1,020,000	1,153,434
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,170,000	3,558,493
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	3,160,000	3,480,081
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	2,795,000	2,968,174
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	2,000,000	2,064,136
Illinois St Gen. Oblig. Series OCTOBER 2022B, 5% 10/1/2034	16,015,000	17,680,016
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2039	5,550,000	6,027,039
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,000,000	765,953
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,235,000	2,365,371
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,350,000	2,501,823
TOTAL GENERAL OBLIGATIONS		249,018,410
Health Care - 1.4%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	5,110,000	5,231,182
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	3,870,000	3,961,622
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	1,420,000	1,433,352
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	835,000	842,851
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	25,725,000	23,992,527
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,040,000	1,047,095
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	2,380,000	2,384,867
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2036	1,040,000	1,042,570
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	60,000	58,767
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	2,420,000	2,471,672
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	1,365,000	1,390,297
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	1,340,000	1,027,403
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	8,905,000	7,065,084
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	5,040,000	3,649,648
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	10,870,000	7,677,401
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	3,500,000	3,570,023
TOTAL HEALTH CARE		66,846,361
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	760,000	707,028
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	5,737,902	5,317,773
TOTAL HOUSING		6,024,801
Special Tax - 2.8%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2037	3,025,000	3,411,185
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2038	9,375,000	10,438,169
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	2,865,000	3,175,832
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2040	2,250,000	2,469,017
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2043	2,485,000	2,574,489
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2044	2,030,000	2,123,316
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	4,230,000	4,075,222
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	1,125,000	1,060,463
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	13,280,000	8,790,368
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (g)	10,845,000	2,959,992
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (g)	1,690,000	1,205,863
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	5,645,000	3,830,753
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (g)	41,985,000	19,392,239
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (g)	8,205,000	3,560,323
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (g)	25,250,000	10,260,504
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (g)	2,890,000	1,106,345
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (g)	3,000,000	1,086,282
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	7,330,000	6,988,456
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	560,000	496,526
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	2,000,000	1,719,044
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	2,755,000	2,805,527
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	295,000	305,595
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	560,000	578,482
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	330,000	339,041
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	7,305,000	8,049,485
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	20,950,000	23,067,186
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	1,695,000	1,795,104
TOTAL SPECIAL TAX		127,664,808
Transportation - 1.1%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (b)	1,655,000	1,655,000
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	1,305,000	1,305,000
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (b)	2,475,000	2,518,444
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (b)	2,070,000	2,106,321
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	495,000	505,332
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (b)	2,235,000	2,273,264
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	2,255,000	2,257,559
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (b)	3,360,000	3,412,222
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (b)	2,485,000	2,521,806
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (b)	3,090,000	3,132,593
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (b)	1,655,000	1,675,891
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (b)	1,655,000	1,675,891
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (b)	290,000	295,794
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (b)	330,000	336,602
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (b)	2,920,000	2,739,161
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2053 (b)	3,790,000	3,785,956
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2043 (b)	1,210,000	1,279,860
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.5% 1/1/2044 (b)	2,625,000	2,802,026
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (b)	1,280,000	1,393,806
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2041 (b)	2,000,000	2,175,842
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2043 (b)	1,700,000	1,808,198
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2044 (b)	1,300,000	1,371,775
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2045 (b)	1,800,000	1,886,183
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2046 (b)	1,615,000	1,684,228
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (b)	2,185,000	2,222,666
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	1,260,000	1,295,127
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2036	1,000,000	1,091,229
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	350,000	378,012
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	2,390,000	2,542,171
TOTAL TRANSPORTATION		54,127,959
Water & Sewer - 0.2%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	2,775,000	2,844,367
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	5,850,000	6,389,587
TOTAL WATER & SEWER		9,233,954
TOTAL ILLINOIS		531,324,944
Indiana - 1.5%
Education - 0.4%
Purdue University Series 2025B, 5.25% 7/1/2050	4,925,000	5,261,451
Purdue University Series DD, 5% 7/1/2034	995,000	1,049,718
Purdue University Series DD, 5% 7/1/2035	1,960,000	2,063,201
Purdue University Series DD, 5% 7/1/2036	2,130,000	2,236,022
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2038	260,000	261,356
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	6,035,000	5,598,221
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	460,000	470,818
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2038	1,510,000	1,518,922
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	1,805,000	1,926,191
TOTAL EDUCATION		20,385,900
General Obligations - 0.2%
Noblesville Ind Multi Sch Bldg Corp Series 2021, 3% 1/15/2041	530,000	466,259
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	1,765,000	2,003,689
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2041 (Build America Mutual Assurance Co Insured)	2,500,000	2,771,151
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2043 (Build America Mutual Assurance Co Insured)	4,200,000	4,577,627
TOTAL GENERAL OBLIGATIONS		9,818,726
Health Care - 0.7%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	775,000	718,377
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2033	1,000,000	1,116,918
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2034	1,550,000	1,743,670
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2035	1,150,000	1,292,138
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2043	495,000	516,996
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	3,575,000	3,682,401
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	17,610,000	15,792,147
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	1,240,000	1,257,959
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	1,160,000	1,176,465
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (c)	2,045,000	1,783,346
TOTAL HEALTH CARE		29,080,417
Transportation - 0.2%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (b)	830,000	831,940
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (b)	830,000	831,426
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (b)	1,010,000	1,011,569
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (b)	2,300,000	2,302,624
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 I, 5% 1/1/2044	5,100,000	5,251,145
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (b)	875,000	875,000
TOTAL TRANSPORTATION		11,103,704
TOTAL INDIANA		70,388,747
Iowa - 0.2%
Education - 0.2%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5% 10/1/2045	1,000,000	967,590
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (b)	2,509,000	2,585,826
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2026 (b)	1,850,000	1,876,669
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2027 (b)	1,965,000	2,024,500
TOTAL EDUCATION		7,454,585
Water & Sewer - 0.0%
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2037	385,000	313,392
TOTAL IOWA		7,767,977
Kentucky - 1.7%
Education - 0.3%
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2040	1,140,000	1,252,460
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2041	1,040,000	1,130,311
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2042	1,100,000	1,180,644
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2043	1,620,000	1,713,753
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2044	1,170,000	1,228,495
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5.25% 4/1/2050	5,000,000	5,247,449
TOTAL EDUCATION		11,753,112
General Obligations - 1.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (d)	7,030,000	7,388,647
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (d)	6,400,000	6,454,248
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (d)	13,375,000	14,444,801
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	830,000	836,522
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	4,510,000	4,752,436
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	1,185,000	1,245,749
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	915,000	960,238
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	1,045,000	1,093,996
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	615,000	642,311
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	520,000	542,266
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	1,240,000	1,419,312
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2043	3,915,000	4,211,445
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2044	2,350,000	2,515,235
TOTAL GENERAL OBLIGATIONS		46,507,206
Health Care - 0.3%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	2,545,000	2,322,494
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2035	1,000,000	1,051,490
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	1,000,000	1,012,900
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,405,000	2,534,393
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (d)	2,030,000	2,168,271
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	8,660,000	6,915,268
TOTAL HEALTH CARE		16,004,816
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	1,310,000	1,312,273
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	1,240,000	1,242,075
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	1,240,000	1,242,029
TOTAL TRANSPORTATION		3,796,377
TOTAL KENTUCKY		78,061,511
Louisiana - 0.6%
Education - 0.1%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	1,655,000	1,689,528
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,175,000	1,198,791
TOTAL EDUCATION		2,888,319
Health Care - 0.1%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2037	1,615,000	1,689,596
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2038	1,260,000	1,314,616
TOTAL HEALTH CARE		3,004,212
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	1,480,000	1,612,725
Transportation - 0.2%
New Orleans LA Aviation Board 5% 1/1/2027 (b)	415,000	422,970
New Orleans LA Aviation Board 5% 1/1/2027 (b)	330,000	336,338
New Orleans LA Aviation Board 5% 1/1/2028 (b)	595,000	604,272
New Orleans LA Aviation Board 5% 1/1/2028 (b)	205,000	208,194
New Orleans LA Aviation Board 5% 1/1/2031 (b)	530,000	537,592
New Orleans LA Aviation Board 5% 1/1/2032 (b)	330,000	334,255
New Orleans LA Aviation Board 5% 1/1/2033 (b)	850,000	860,324
New Orleans LA Aviation Board 5% 1/1/2033 (b)	580,000	587,045
New Orleans LA Aviation Board 5% 1/1/2034 (b)	1,020,000	1,031,452
New Orleans LA Aviation Board 5% 1/1/2034 (b)	180,000	182,020
New Orleans LA Aviation Board 5% 1/1/2035 (b)	330,000	333,465
New Orleans LA Aviation Board 5% 1/1/2036 (b)	775,000	782,347
New Orleans LA Aviation Board 5% 1/1/2037 (b)	1,275,000	1,285,617
TOTAL TRANSPORTATION		7,505,891
Water & Sewer - 0.2%
Jefferson Parish LA Cons Wtr Series 2022, 5% 2/1/2042 (Build America Mutual Assurance Co Insured)	10,390,000	11,098,282
TOTAL LOUISIANA		26,109,429
Maine - 0.3%
Education - 0.3%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	580,000	587,150
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	415,000	419,352
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	835,000	840,908
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	270,000	272,605
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	420,000	431,650
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	330,000	339,191
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	830,000	851,101
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	630,000	644,870
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	6,085,000	6,378,270
TOTAL EDUCATION		10,765,097
General Obligations - 0.0%
Brunswick ME 2.5% 11/1/2039	720,000	602,208
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,935,000	1,645,656
TOTAL MAINE		13,012,961
Maryland - 1.1%
Education - 0.2%
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	2,150,000	2,177,886
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	2,275,000	2,304,598
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	2,410,000	2,441,887
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2030	2,555,000	2,587,574
TOTAL EDUCATION		9,511,945
General Obligations - 0.7%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	3,625,000	3,543,464
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,970,000	1,879,943
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,285,000	1,243,150
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,015,000	1,132,418
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2038	2,935,000	3,236,049
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2039	3,085,000	3,382,124
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2042	3,315,000	3,544,024
State of Maryland Gen. Oblig. Series FIRST 2022 A, 5% 6/1/2035	10,210,000	11,520,484
TOTAL GENERAL OBLIGATIONS		29,481,656
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	6,445,000	4,611,874
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,430,000	1,378,300
TOTAL HEALTH CARE		5,990,174
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,330,000	1,344,725
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,280,000	1,196,175
Transportation - 0.1%
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	1,035,000	1,079,181
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	1,655,000	1,710,755
TOTAL TRANSPORTATION		2,789,936
TOTAL MARYLAND		50,314,611
Massachusetts - 2.3%
Education - 1.0%
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2037	1,720,000	1,923,799
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	12,425,000	8,782,073
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	9,360,000	8,215,127
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	12,200,000	10,533,568
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (b)	1,000,000	1,023,696
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (b)	1,915,000	1,987,401
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	830,000	843,091
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	1,240,000	1,258,741
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	1,340,000	1,359,552
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	1,360,000	1,362,725
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2034	1,325,000	1,338,316
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2035	1,000,000	1,008,758
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	830,000	837,883
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	875,000	883,361
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	920,000	928,704
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	1,015,000	1,023,825
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	1,065,000	1,073,407
TOTAL EDUCATION		44,384,027
General Obligations - 0.3%
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	4,175,000	4,254,901
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	3,345,000	3,437,198
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	4,700,000	5,434,695
TOTAL GENERAL OBLIGATIONS		13,126,794
Health Care - 0.1%
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	830,000	755,049
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	3,500,000	3,638,951
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,385,000	1,396,512
TOTAL HEALTH CARE		5,790,512
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2032	2,235,000	2,514,035
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2033	2,500,000	2,801,205
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,260,000	1,406,404
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	3,180,000	3,534,133
TOTAL SPECIAL TAX		10,255,777
Transportation - 0.5%
Massachusetts St Port Auth Rev 5% 7/1/2039 (b)	4,480,000	4,774,586
Massachusetts St Port Auth Rev 5% 7/1/2040 (b)	2,835,000	2,996,554
Massachusetts St Port Auth Rev 5% 7/1/2051 (b)	10,000,000	10,110,614
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	1,740,000	1,757,549
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	895,000	903,675
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	1,300,000	1,309,937
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2038 (b)	2,875,000	3,077,696
TOTAL TRANSPORTATION		24,930,611
Water & Sewer - 0.2%
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2030	2,345,000	2,593,598
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2032	4,240,000	4,873,193
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2030	1,000,000	1,106,012
TOTAL WATER & SEWER		8,572,803
TOTAL MASSACHUSETTS		107,060,524
Michigan - 1.6%
Education - 0.5%
Oakland Univ Mich Rev Series 2019, 5% 3/1/2044	8,540,000	8,758,443
Oakland Univ Mich Rev Series 2019, 5% 3/1/2050	13,450,000	13,602,460
University MI Univ Revs Series 2020 A, 5% 4/1/2050	1,165,000	1,202,945
TOTAL EDUCATION		23,563,848
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	10,000	10,081
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	2,600,000	2,610,253
Portage MI Pub Schs 5% 11/1/2031	2,090,000	2,103,748
Portage MI Pub Schs 5% 11/1/2036	205,000	205,845
TOTAL GENERAL OBLIGATIONS		4,919,846
Health Care - 0.2%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2038	1,515,000	1,552,600
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,780,000	1,970,301
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	1,500,000	1,409,647
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	3,935,000	2,816,506
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	1,110,000	1,157,925
TOTAL HEALTH CARE		8,906,979
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	895,000	893,241
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	4,870,000	3,345,455
TOTAL HOUSING		4,238,696
Special Tax - 0.1%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	2,570,000	2,630,176
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,545,000	2,192,283
Transportation - 0.3%
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Inc Insured)	1,020,000	1,032,554
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Inc Insured)	995,000	1,006,838
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2036 (Assured Guaranty Inc Insured)	1,035,000	1,044,875
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (b)	495,000	510,906
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2030 (b)	580,000	598,515
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (b)	660,000	675,969
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2032 (b)	540,000	552,324
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	355,000	363,881
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (b)	3,645,000	3,824,698
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2034	580,000	600,861
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2035	540,000	558,382
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2032 (b)	420,000	432,801
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2034 (b)	495,000	508,619
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2035 (b)	540,000	553,827
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2037 (b)	705,000	720,015
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (b)	830,000	838,389
Wayne Cnty Mich Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Inc Insured)	1,230,000	1,245,255
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2031	310,000	321,514
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2032	315,000	326,260
TOTAL TRANSPORTATION		15,716,483
Water & Sewer - 0.3%
Great Lakes Sewer Auth Mich Series 2025A, 5% 7/1/2038	2,260,000	2,565,851
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2037	3,500,000	4,022,293
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2038	1,160,000	1,324,485
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2041	6,030,000	6,707,992
TOTAL WATER & SEWER		14,620,621
TOTAL MICHIGAN		76,799,013
Minnesota - 0.5%
Education - 0.4%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	615,000	636,922
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	1,370,000	1,333,799
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2030 (b)	3,800,000	4,012,519
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2031 (b)	4,200,000	4,458,083
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2032 (b)	4,400,000	4,686,225
TOTAL EDUCATION		15,127,548
General Obligations - 0.1%
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2038 (Minnesota St Guaranteed) (g)	1,050,000	644,963
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2041 (Minnesota St Guaranteed) (g)	1,185,000	600,093
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2042 (Minnesota St Guaranteed) (g)	2,600,000	1,230,529
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2043 (Minnesota St Guaranteed) (g)	2,050,000	908,294
TOTAL GENERAL OBLIGATIONS		3,383,879
Housing - 0.0%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	2,508,963	2,114,563
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	885,000	940,405
TOTAL HOUSING		3,054,968
TOTAL MINNESOTA		21,566,395
Missouri - 0.6%
General Obligations - 0.0%
Jefferson City MO Sch Dist Series 2025, 5.5% 3/1/2045	1,900,000	2,059,004
Health Care - 0.2%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	580,000	593,806
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	870,000	890,031
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	1,725,000	1,753,990
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	830,000	830,078
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	830,000	830,135
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	3,325,000	3,222,860
TOTAL HEALTH CARE		8,120,900
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	335,000	336,689
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	2,015,000	1,995,739
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	3,725,000	3,743,363
TOTAL HOUSING		6,075,791
Transportation - 0.3%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2045 (b)	8,160,000	7,410,236
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2033	2,390,000	2,548,429
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2034	1,750,000	1,858,882
TOTAL TRANSPORTATION		11,817,547
Water & Sewer - 0.0%
Kansas City MO Wtr Rev 4% 12/1/2042	1,200,000	1,208,875
TOTAL MISSOURI		29,282,117
Montana - 0.1%
General Obligations - 0.0%
Missoula Cnty Mont Sch Dist No7 Lolo 3% 7/1/2047	500,000	367,236
Missoula Cnty Mont Sch Dist No7 Lolo 3% 7/1/2048	500,000	363,170
TOTAL GENERAL OBLIGATIONS		730,406
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,010,000	2,888,745
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	225,000	227,076
TOTAL MONTANA		3,846,227
Nebraska - 0.3%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	830,000	838,774
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	570,000	583,776
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,795,000	1,277,292
TOTAL EDUCATION		2,699,842
Electric Utilities - 0.1%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	2,050,000	2,052,127
Omaha Public Power District Series 2021 A, 3% 2/1/2041	2,065,000	1,827,563
TOTAL ELECTRIC UTILITIES		3,879,690
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (b)	530,000	539,337
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (b)	745,000	758,124
TOTAL ESCROWED/PRE-REFUNDED		1,297,461
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (b)	725,000	726,022
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (b)	565,000	564,300
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	800,000	797,538
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	1,370,000	1,528,697
TOTAL HOUSING		3,616,557
Transportation - 0.1%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (b)	660,000	672,604
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (b)	455,000	463,350
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (b)	685,000	696,308
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (b)	360,000	365,453
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (b)	365,000	369,642
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (b)	910,000	920,055
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (b)	230,000	232,288
TOTAL TRANSPORTATION		3,719,700
TOTAL NEBRASKA		15,213,250
Nevada - 0.7%
General Obligations - 0.6%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039 (Build America Mutual Assurance Co Insured)	3,710,000	3,341,340
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2042	18,815,000	16,116,214
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	1,270,000	1,059,093
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2039	6,265,000	5,801,699
TOTAL GENERAL OBLIGATIONS		26,318,346
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	430,000	431,858
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,032,265
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	2,605,000	2,624,105
TOTAL SPECIAL TAX		3,656,370
TOTAL NEVADA		30,406,574
New Hampshire - 0.7%
Health Care - 0.3%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	3,855,000	2,818,061
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	895,000	934,801
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	855,000	891,879
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	850,000	886,045
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	2,900,000	3,019,089
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	4,415,000	4,590,277
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	2,010,000	1,998,405
TOTAL HEALTH CARE		15,138,557
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	5,562,354	5,666,465
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	10,285,978	9,936,170
TOTAL HOUSING		15,602,635
TOTAL NEW HAMPSHIRE		30,741,192
New Jersey - 6.3%
Education - 1.0%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	860,000	867,936
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,105,000	2,124,418
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	1,035,000	1,043,342
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	1,075,000	1,083,240
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	3,185,000	3,296,525
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (b)	830,000	841,890
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	1,035,000	1,049,827
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (b)	2,475,000	2,674,801
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2032 (b)	2,475,000	2,678,845
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2033 (b)	2,400,000	2,618,380
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (b)	3,420,000	3,660,135
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (b)	4,610,000	4,982,155
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2032 (b)	11,000,000	11,905,979
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	1,740,000	1,753,391
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	1,985,000	1,999,239
TOTAL EDUCATION		42,580,103
General Obligations - 4.0%
Englewood NJ Gen. Oblig. Series 2021, 2% 2/1/2031	1,670,000	1,550,142
Lyndhurst Twp NJ Sch Dist 2% 9/1/2034 (Assured Guaranty Inc Insured)	1,000,000	874,510
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	2,680,000	2,760,358
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	8,255,000	7,683,316
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	8,915,000	9,330,199
New Jersey St Gen. Oblig. 2% 6/1/2030	3,745,000	3,556,462
New Jersey St Gen. Oblig. 2% 6/1/2032	3,155,000	2,890,460
New Jersey St Gen. Oblig. 2% 6/1/2036	1,775,000	1,473,712
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (g)	1,200,000	1,034,756
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (g)	9,770,000	7,597,851
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (g)	2,220,000	1,661,725
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (g)	1,500,000	916,433
New Jersey Trans Trust Fund Auth 4% 6/15/2035	1,500,000	1,548,150
New Jersey Trans Trust Fund Auth 4% 6/15/2040	1,680,000	1,666,177
New Jersey Trans Trust Fund Auth 4% 6/15/2045	7,950,000	7,510,319
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,865,000	4,369,145
New Jersey Trans Trust Fund Auth 5% 12/15/2033	680,000	733,006
New Jersey Trans Trust Fund Auth 5% 6/15/2032	6,845,000	7,736,389
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,810,000	6,457,987
New Jersey Trans Trust Fund Auth 5% 6/15/2033	2,980,000	3,300,061
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,635,000	1,810,604
New Jersey Trans Trust Fund Auth 5% 6/15/2034	1,060,000	1,169,243
New Jersey Trans Trust Fund Auth 5% 6/15/2035	490,000	534,030
New Jersey Trans Trust Fund Auth 5% 6/15/2039	3,000,000	3,206,000
New Jersey Trans Trust Fund Auth 5% 6/15/2040	17,550,000	19,379,505
New Jersey Trans Trust Fund Auth 5% 6/15/2042	4,130,000	4,463,716
New Jersey Trans Trust Fund Auth 5% 6/15/2043	7,000,000	7,493,498
New Jersey Trans Trust Fund Auth 5% 6/15/2044	1,695,000	1,799,344
New Jersey Trans Trust Fund Auth 5% 6/15/2045	6,580,000	6,930,694
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	7,170,000	7,521,616
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	15,110,000	15,748,653
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	5,030,000	5,053,141
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	5,410,000	5,365,487
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	7,290,000	7,100,331
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	8,500,000	9,606,912
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2034	7,460,000	8,357,038
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	2,215,000	2,454,781
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	4,235,000	4,665,938
TOTAL GENERAL OBLIGATIONS		187,311,689
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (c)	910,000	707,623
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)(f)	983,042	693,766
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	2,400,000	2,066,259
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	300,000	303,276
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	830,000	839,144
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	620,000	627,199
TOTAL HEALTH CARE		5,237,267
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	1,400,000	1,358,961
Transportation - 1.2%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	1,865,000	1,882,242
New Jersey Turnpike Authority 4% 1/1/2035	2,295,000	2,473,127
New Jersey Turnpike Authority 4.25% 1/1/2043	1,680,000	1,684,594
New Jersey Turnpike Authority 4.5% 1/1/2048	10,000,000	10,110,196
New Jersey Turnpike Authority 5% 1/1/2033	4,585,000	5,243,667
New Jersey Turnpike Authority 5% 1/1/2034	2,750,000	3,177,706
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	4,305,000	4,653,332
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	4,525,000	4,859,464
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2035	1,805,000	2,105,019
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	14,910,000	16,020,088
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	3,500,000	3,479,417
TOTAL TRANSPORTATION		55,688,852
TOTAL NEW JERSEY		292,176,872
New Jersey,New York - 0.2%
Transportation - 0.2%
Port Auth NY & NJ 5% 10/15/2030 (b)	5,025,000	5,476,170
Port Auth NY & NJ Series 238, 5% 7/15/2038 (b)	2,085,000	2,260,787
Port Auth NY & NJ Series 238, 5% 7/15/2039 (b)	1,275,000	1,374,395
Port Auth NY & NJ Series 238, 5% 7/15/2040 (b)	1,120,000	1,194,611
TOTAL NEW JERSEY,NEW YORK		10,305,963
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (d)	16,500,000	17,612,093
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	255,000	261,302
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	205,000	206,516
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	215,000	209,901
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	425,000	394,659
TOTAL HEALTH CARE		1,072,378
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	805,000	805,900
TOTAL NEW MEXICO		19,490,371
New York - 8.4%
Education - 0.3%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	3,310,000	2,370,032
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	1,035,000	1,045,247
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	1,035,000	1,044,130
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	785,000	821,403
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	2,210,000	2,244,147
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	5,710,000	5,577,872
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2018, 5% 1/1/2043	830,000	833,481
TOTAL EDUCATION		13,936,312
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (d)	1,750,000	1,750,258
Escrowed/Pre-Refunded - 0.1%
New York State Dormitory Authority 5% 3/15/2029 (Escrowed to Maturity)	5,385,000	5,810,255
General Obligations - 0.3%
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	7,270,000	7,683,305
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	5,215,000	5,342,359
TOTAL GENERAL OBLIGATIONS		13,025,664
Health Care - 0.1%
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2033 (Assured Guaranty Inc Insured)	1,200,000	1,228,071
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Inc Insured)	1,500,000	1,603,137
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (c)	565,000	530,319
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (c)	1,150,000	872,075
TOTAL HEALTH CARE		4,233,602
Housing - 0.1%
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,925,000	1,455,716
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	2,680,000	1,821,627
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (b)	370,000	368,484
TOTAL HOUSING		3,645,827
Industrial Development - 0.6%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	26,320,000	26,319,197
Special Tax - 3.4%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	5,650,000	5,838,026
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2031	8,000,000	9,035,211
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2033	8,000,000	9,243,214
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2049	3,810,000	3,929,586
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	4,870,000	5,198,478
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	26,245,000	28,486,098
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	10,395,000	10,787,168
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	4,980,000	5,817,004
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	5,295,000	6,081,279
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	3,275,000	2,411,190
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	7,555,000	5,626,604
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	5,235,000	5,770,439
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	10,470,000	11,747,353
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	3,410,000	3,935,813
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	3,055,000	3,562,213
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2029	2,615,000	2,821,227
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,000,000	2,104,453
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	4,230,000	3,147,475
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	16,210,000	15,470,788
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	18,000,000	16,767,181
TOTAL SPECIAL TAX		157,780,800
Transportation - 3.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	39,325,000	35,872,379
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,710,000	2,454,530
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2051	3,550,000	3,111,716
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	3,855,000	3,366,500
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2034	27,955,000	31,826,561
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	4,000,000	4,519,090
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (b)	2,755,000	3,008,297
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (b)	4,270,000	4,639,814
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (b)	4,665,000	5,043,778
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (b)	2,330,000	2,504,141
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (b)	1,590,000	1,697,129
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (b)	4,240,000	4,495,499
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (b)	10,300,000	10,873,055
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (b)	7,875,000	8,259,512
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (b)	6,665,000	6,937,923
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (b)	6,060,000	6,255,370
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (b)	3,030,000	3,100,857
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (b)	3,510,000	3,580,546
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (b)	3,560,000	3,560,284
TOTAL TRANSPORTATION		145,106,981
Water & Sewer - 0.4%
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2039	3,305,000	3,929,100
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	3,500,000	3,600,407
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	11,240,000	11,752,148
TOTAL WATER & SEWER		19,281,655
TOTAL NEW YORK		390,890,551
North Carolina - 0.6%
General Obligations - 0.1%
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2044	4,000,000	4,121,425
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	2,120,000	2,173,191
TOTAL GENERAL OBLIGATIONS		6,294,616
Health Care - 0.2%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2041	1,050,000	989,832
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	2,075,000	1,720,064
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	3,445,000	2,760,778
TOTAL HEALTH CARE		5,470,674
Transportation - 0.3%
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	1,265,000	1,308,948
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	1,040,000	1,071,163
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	2,910,000	2,980,151
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (b)	85,000	85,862
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (b)	160,000	164,713
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (b)	135,000	139,049
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (b)	195,000	200,900
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (b)	210,000	216,202
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (b)	395,000	406,199
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (b)	420,000	431,218
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (b)	440,000	450,907
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (b)	460,000	470,597
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (b)	315,000	321,842
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (b)	255,000	260,122
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (b)	300,000	305,516
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (b)	975,000	983,651
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	1,190,000	1,206,432
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	5,490,000	4,685,977
TOTAL TRANSPORTATION		15,689,449
TOTAL NORTH CAROLINA		27,454,739
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	5,480,000	3,722,891
General Obligations - 0.0%
Fargo ND Gen. Oblig. Series 2020 B, 2.25% 5/1/2045	4,375,000	2,950,444
TOTAL NORTH DAKOTA		6,673,335
Ohio - 3.1%
Education - 0.4%
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2036 (Build America Mutual Assurance Co Insured)	1,265,000	1,441,194
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2037 (Build America Mutual Assurance Co Insured)	3,915,000	4,373,968
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2038 (Build America Mutual Assurance Co Insured)	2,000,000	2,222,503
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,325,000	3,566,857
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series A, 5.25% 10/1/2053	3,955,000	4,122,165
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2034	1,085,000	1,211,786
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2035	1,125,000	1,246,310
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2037	710,000	774,434
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2039	1,760,000	1,894,596
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2049	2,160,000	2,202,332
TOTAL EDUCATION		23,056,145
Escrowed/Pre-Refunded - 0.2%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	7,285,000	7,448,871
General Obligations - 0.4%
Bowling Green OH City Sch Dist Series 2024 B, 4% 10/1/2044	4,130,000	4,031,141
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2042	1,000,000	1,079,063
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2044	1,000,000	1,059,244
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2046	1,000,000	1,046,255
Columbus OH City Sch Dist 5% 12/1/2029	1,740,000	1,755,623
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (d)	10,170,000	10,807,156
TOTAL GENERAL OBLIGATIONS		19,778,482
Health Care - 0.5%
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	3,470,000	3,135,904
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	2,080,000	1,814,518
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	5,600,000	5,069,159
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,815,000	1,817,797
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	2,320,000	2,380,904
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,550,000	1,610,542
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,645,000	1,730,457
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,750,000	1,864,790
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,850,000	1,990,676
TOTAL HEALTH CARE		21,414,747
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	260,000	262,810
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	2,325,000	2,541,690
TOTAL HOUSING		2,804,500
Special Tax - 0.3%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	4,700,000	4,776,743
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	6,900,000	6,983,243
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	470,000	470,839
TOTAL SPECIAL TAX		12,230,825
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	3,870,000	2,738,083
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	1,265,000	1,092,160
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2030	2,000,000	2,168,727
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	1,665,000	1,785,346
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,000,000	2,131,346
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	420,000	444,065
TOTAL TOBACCO BONDS		10,359,727
Transportation - 1.0%
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (b)	4,695,000	5,168,634
Columbus OH Regl Arpt Au Rev 5% 1/1/2039 (b)	13,340,000	14,513,103
Columbus OH Regl Arpt Au Rev 5% 1/1/2040 (b)	7,600,000	8,135,021
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2041 (b)	7,115,000	7,679,363
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (b)	1,470,000	1,531,581
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	4,930,000	5,600,057
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	1,155,000	1,286,676
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (g)	2,150,000	1,105,366
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	240,000	266,133
TOTAL TRANSPORTATION		45,285,934
TOTAL OHIO		142,379,231
Oklahoma - 0.1%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,915,000	1,811,155
University of Oklahoma/The Series 2021 A, 3% 7/1/2041 (Assured Guaranty Inc Insured)	1,380,000	1,155,102
TOTAL EDUCATION		2,966,257
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	420,000	460,391
Special Tax - 0.1%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	1,160,000	1,161,802
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	1,655,000	1,655,852
TOTAL SPECIAL TAX		2,817,654
TOTAL OKLAHOMA		6,244,302
Oregon - 1.4%
General Obligations - 0.4%
City of Lake Oswego OR Gen. Oblig. 2.7% 6/1/2037	1,850,000	1,695,581
City of Lake Oswego OR Gen. Oblig. 2.75% 6/1/2038	1,960,000	1,775,359
Deschutes Cnty Ore Sch Dist No 6 Sisters 3% 6/15/2040 (Oregon St Guaranteed)	1,000,000	886,881
Deschutes Cnty Ore Sch Dist No 6 Sisters 3% 6/15/2041 (Oregon St Guaranteed)	1,190,000	1,034,053
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2036 (Oregon St Guaranteed)	1,525,000	1,456,338
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2044 (b)	2,180,000	2,314,739
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (g)	2,915,000	1,767,633
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2040 (Oregon St Guaranteed) (g)	1,200,000	642,196
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2041 (Oregon St Guaranteed) (g)	6,500,000	3,263,174
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (g)	1,535,000	722,255
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2044 (Oregon St Guaranteed) (g)	5,000,000	2,064,814
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2045 (Oregon St Guaranteed) (g)	3,790,000	1,469,702
TOTAL GENERAL OBLIGATIONS		19,092,725
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	8,100,000	5,781,380
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	5,975,000	4,301,680
TOTAL HEALTH CARE		10,083,060
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	1,065,000	931,283
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	2,980,000	2,990,824
TOTAL HOUSING		3,922,107
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5.25% 4/1/2042	2,500,000	2,817,020
Oregon St Dept Admin Lottery 5.25% 4/1/2043	3,600,000	4,016,025
TOTAL SPECIAL TAX		6,833,045
Transportation - 0.6%
Port of Portland Arpt Rev 5% 7/1/2041 (b)	12,420,000	13,093,199
Port of Portland Arpt Rev 5% 7/1/2045 (b)	2,980,000	3,031,040
Port of Portland Arpt Rev 5% 7/1/2052 (b)	10,500,000	10,611,884
TOTAL TRANSPORTATION		26,736,123
TOTAL OREGON		66,667,060
Pennsylvania - 5.6%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (f)	1,200,000	576,000
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (f)	2,450,000	1,176,000
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (f)	2,730,000	1,310,400
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	415,000	416,813
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	1,040,000	1,043,938
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	1,025,000	1,041,202
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	1,295,000	1,312,817
TOTAL EDUCATION		6,877,170
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	4,745,000	4,990,674
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Inc Insured)	2,685,000	2,596,245
TOTAL ELECTRIC UTILITIES		7,586,919
Escrowed/Pre-Refunded - 0.0%
Philadelphia PA Sch Dist Series F, 5% 9/1/2030 (Pre-refunded to 9/1/2026 at 100)	20,000	20,317
General Obligations - 1.5%
Pennsylvania St Gen. Oblig. 5% 9/1/2032	10,000,000	11,483,055
Philadelphia PA Sch Dist 4% 9/1/2035	5,215,000	5,349,917
Philadelphia PA Sch Dist 5% 9/1/2027	8,020,000	8,133,143
Philadelphia PA Sch Dist 5% 9/1/2028	11,600,000	11,772,767
Philadelphia PA Sch Dist 5% 9/1/2028	6,705,000	6,804,862
Philadelphia PA Sch Dist 5% 9/1/2029	7,540,000	7,652,799
Philadelphia PA Sch Dist 5% 9/1/2033	2,540,000	2,706,830
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Inc Insured)	2,480,000	2,662,470
Philadelphia PA Sch Dist 5% 9/1/2034	7,225,000	7,671,865
Philadelphia PA Sch Dist 5% 9/1/2037	910,000	950,122
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	2,115,000	2,164,412
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	5,625,000	5,709,524
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	65,000	65,105
TOTAL GENERAL OBLIGATIONS		73,126,871
Health Care - 1.6%
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Inc Insured)	8,240,000	5,979,001
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	885,000	892,614
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	970,000	977,907
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	2,070,000	1,992,738
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	2,135,000	2,013,207
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	4,140,000	3,787,849
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	1,035,000	1,039,449
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	1,745,000	1,764,941
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	1,285,000	1,301,317
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	1,385,000	1,402,525
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	1,815,000	1,839,061
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	1,240,000	1,255,778
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	1,305,000	1,320,438
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	1,405,000	1,415,408
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	4,150,000	4,166,119
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2038	4,990,000	5,004,324
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	2,900,000	2,259,941
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	720,000	718,286
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	830,000	837,395
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	830,000	838,033
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	830,000	838,628
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	1,255,000	1,239,566
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	2,150,000	2,116,151
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	6,790,000	6,353,618
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	4,700,000	4,147,022
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	415,000	408,769
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	3,790,000	3,695,234
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	615,000	620,621
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	10,545,000	9,193,323
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,625,000	1,705,797
TOTAL HEALTH CARE		71,125,060
Transportation - 1.8%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2038 (b)	2,545,000	2,556,132
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2039 (b)	3,075,000	3,067,265
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2040 (b)	10,000,000	9,791,801
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2041 (b)	10,000,000	9,624,832
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2029 (b)	4,185,000	4,418,518
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2030 (b)	4,000,000	4,289,597
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2031 (b)	3,000,000	3,255,422
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (b)	4,000,000	4,316,402
Pennsylvania Turnpike Commission 5% 12/1/2044	5,765,000	6,213,796
Pennsylvania Turnpike Commission 5% 12/1/2045	3,850,000	4,113,181
Pennsylvania Turnpike Commission 5% 12/1/2047	2,610,000	2,761,562
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2038	6,680,000	7,280,063
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2039	2,850,000	3,207,159
Philadelphia PA Airport Rev 5% 7/1/2026 (b)	2,485,000	2,509,599
Philadelphia PA Airport Rev 5% 7/1/2026	830,000	839,779
Philadelphia PA Airport Rev 5% 7/1/2027 (b)	2,070,000	2,129,441
Philadelphia PA Airport Rev 5% 7/1/2027	660,000	683,666
Philadelphia PA Airport Rev 5% 7/1/2028 (b)	2,485,000	2,563,218
Philadelphia PA Airport Rev 5% 7/1/2029 (b)	1,860,000	1,918,486
Philadelphia PA Airport Rev 5% 7/1/2032 (b)	2,485,000	2,549,537
Philadelphia PA Airport Rev 5% 7/1/2034 (b)	3,310,000	3,385,763
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2042 (b)	2,000,000	2,164,517
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2043 (b)	1,405,000	1,505,206
TOTAL TRANSPORTATION		85,144,942
Water & Sewer - 0.4%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	830,000	857,377
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	1,290,000	1,366,527
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	830,000	877,834
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2048	6,000,000	6,113,249
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	4,210,000	4,512,267
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2039 (Assured Guaranty Inc Insured)	2,315,000	2,439,684
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	775,000	801,152
TOTAL WATER & SEWER		16,968,090
TOTAL PENNSYLVANIA		260,849,369
Puerto Rico - 1.2%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	16,678,786	12,069,511
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	11,630,913	11,627,459
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	4,213,000	4,140,057
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	3,902,632	4,135,118
TOTAL GENERAL OBLIGATIONS		31,972,145
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (g)	9,290,000	7,632,373
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (c)	3,435,000	3,557,652
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (c)	1,085,000	1,025,446
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (c)	1,580,000	1,652,281
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (c)	4,785,000	4,940,126
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (c)	3,700,000	3,496,914
TOTAL WATER & SEWER		14,672,419
TOTAL PUERTO RICO		54,276,937
Rhode Island - 0.7%
Education - 0.6%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2038	1,650,000	1,830,380
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	3,120,000	3,296,777
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2044	3,170,000	3,320,041
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	7,135,000	7,289,438
Rhode Island St Student Ln 3.5% 12/1/2034 (b)	1,200,000	1,191,834
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2028 (b)	1,480,000	1,548,904
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2031 (b)	4,830,000	5,174,564
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2030 (b)	1,900,000	2,017,512
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2031 (b)	1,960,000	2,099,823
TOTAL EDUCATION		27,769,273
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2034 (Build America Mutual Assurance Co Insured)	750,000	865,050
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2035 (Build America Mutual Assurance Co Insured)	1,050,000	1,200,018
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2041 (Build America Mutual Assurance Co Insured)	1,675,000	1,836,642
TOTAL GENERAL OBLIGATIONS		3,901,710
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	655,000	657,300
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	465,000	466,703
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 75 A, 2.05% 10/1/2036	2,000,000	1,671,036
TOTAL HOUSING		2,137,739
TOTAL RHODE ISLAND		34,466,022
South Carolina - 1.7%
Electric Utilities - 1.1%
South Carolina St Svc Auth Rev 5% 12/1/2046	4,275,000	4,453,521
South Carolina St Svc Auth Rev 5% 12/1/2047	3,500,000	3,634,813
South Carolina St Svc Auth Rev 5% 12/1/2048	3,750,000	3,886,786
South Carolina St Svc Auth Rev 5% 12/1/2050 (Assured Guaranty Inc Insured)	3,045,000	3,178,091
South Carolina St Svc Auth Rev 5% 12/1/2055	7,650,000	7,812,017
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	2,485,000	2,507,718
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2036	3,400,000	3,845,917
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	2,330,000	2,449,255
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	3,220,000	3,435,146
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	800,000	760,331
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2034	4,000,000	4,597,736
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	1,190,000	1,237,538
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	8,780,000	9,142,227
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	910,000	927,848
TOTAL ELECTRIC UTILITIES		51,868,944
Health Care - 0.3%
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	1,010,000	1,071,056
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	4,200,000	4,443,177
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	10,815,000	9,781,690
TOTAL HEALTH CARE		15,295,923
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	995,000	1,002,171
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	1,415,000	1,547,197
TOTAL HOUSING		2,549,368
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2044 (b)	900,000	952,632
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (b)	3,140,000	3,265,574
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (b)	4,275,000	4,411,817
TOTAL TRANSPORTATION		8,630,023
TOTAL SOUTH CAROLINA		78,344,258
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	250,000	252,722
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	250,000	258,800
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	470,000	486,424
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	540,000	558,278
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	3,355,000	2,686,393
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (d)	5,160,000	5,722,024
TOTAL SOUTH DAKOTA		9,964,641
Tennessee - 1.1%
General Obligations - 0.7%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	28,390,000	30,527,473
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	2,200,000	1,982,523
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2031	1,000,000	1,066,609
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	1,250,000	1,324,063
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2035	765,000	804,389
TOTAL HEALTH CARE		5,177,584
Housing - 0.2%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	415,000	360,077
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	505,000	402,698
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	300,000	262,531
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) 5% 1/1/2053	3,500,000	3,618,984
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	1,815,000	2,031,639
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	705,000	704,589
TOTAL HOUSING		7,380,518
Transportation - 0.1%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (b)	4,580,000	4,602,474
Water & Sewer - 0.0%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.125% 6/1/2047	840,000	528,179
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.25% 6/1/2050	3,290,000	2,025,663
TOTAL WATER & SEWER		2,553,842
TOTAL TENNESSEE		50,241,891
Texas - 6.9%
Education - 0.3%
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2029	1,850,000	2,010,593
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	595,000	597,439
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	375,000	387,901
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	1,030,000	1,051,372
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	830,000	845,406
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	3,530,000	3,631,847
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	2,485,000	2,490,458
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	1,740,000	1,786,652
Washington Cnty TX Jr College Dist Rev Series 2020, 2.375% 10/1/2045 (Assured Guaranty Inc Insured)	1,615,000	1,007,136
TOTAL EDUCATION		13,808,804
Electric Utilities - 0.0%
Bryan TX Elec Sys Rev Series 2018, 4% 7/1/2043 (Assured Guaranty Inc Insured)	950,000	914,893
General Obligations - 2.3%
Barbers Hill TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,290,000	1,184,591
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,805,000	2,460,307
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2040	1,000,000	881,177
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2034	1,380,000	1,160,125
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	700,000	581,410
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	1,150,000	1,019,891
Bushland Indpt Sch Dist Tex Series 2022, 4% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,420,665
Calvert Independent School District 2.5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	640,000	553,042
Cedar Park TX Gen. Oblig. 1.625% 2/15/2035	1,615,000	1,315,638
Chambers Cnty Tex Gen. Oblig. Series 2021, 2.5% 3/1/2051	7,370,000	4,602,582
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2034	1,395,000	1,157,060
City of Waco TX Gen. Oblig. 2% 2/1/2034	3,395,000	3,004,208
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,035,000	870,965
City of Waco TX Gen. Oblig. Series 2021 A, 2.125% 2/1/2044	525,000	347,711
Clarksville Tex Indpt Sch Dist 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,125,964
Clear Creek Independent School District Series 2021, 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	2,300,000	2,086,636
College of the Mainland Gen. Oblig. Series 2020, 4% 8/15/2044	1,930,000	1,830,963
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,155,000	3,957,352
Conroe TX Isd Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	868,142
Corpus Christi TX Gen. Oblig. Series 2021 A, 3% 3/1/2041	200,000	173,319
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,800,000	1,846,649
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2037	2,790,000	3,158,052
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	5,220,000	5,728,846
Decatur Tex Gen. Oblig. 3.125% 3/1/2052 (Build America Mutual Assurance Co Insured)	5,000,000	3,753,133
Del Mar TX College Dist Gen. Oblig. Series 2020 B, 4% 8/15/2045	2,875,000	2,705,611
El Paso Tex Gen. Oblig. Series 2015, 4% 8/15/2041	1,175,000	1,160,155
Forney TX Indpt Sch Dis Series 2022 A, 2.75% 8/15/2048 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	3,551,995
Fort Bend Cnty TX Levee Impt #2 Gen. Oblig. Series 2019, 3% 4/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	813,832
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	2,400,000	1,848,943
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	825,000	779,804
Frenship TX Indpt Sch Dist (Permanent Sch Fund of Texas Proj.) Series 2021 A, 3% 2/15/2040	3,415,000	3,120,334
Georgetown TX Gen. Oblig. Series 2021A, 2.5% 8/15/2039	1,420,000	1,157,498
Georgetown TX Gen. Oblig. Series 2021A, 2.5% 8/15/2040	1,455,000	1,147,087
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (g)	4,140,000	3,829,907
Hays County Tex Gen. Oblig. Series 2019, 3% 2/15/2044	2,685,000	2,181,474
Horizon City Tex Gen. Oblig. Series 2019, 4% 8/15/2043 (Assured Guaranty Inc Insured)	1,000,000	970,897
Houston TX Gen. Oblig. 5% 3/1/2032	1,635,000	1,677,963
Kaufman Cnty Mun Util Dist 5 Gen. Oblig. Series 2020 A, 2.25% 3/1/2046 (Assured Guaranty Inc Insured)	4,490,000	2,948,658
Lakes Fresh Wtr Supply Dist Denton Cnty Tex Gen. Oblig. 3% 9/1/2043 (Build America Mutual Assurance Co Insured)	2,310,000	1,870,182
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,800,000	1,992,194
Little Elm Tex Gen. Oblig. 2.5% 8/1/2039	1,345,000	1,114,516
Mansfield TX Gen. Oblig. 2.25% 2/15/2035	1,385,000	1,253,670
Nederland Tex Indpt Sch Dist 3% 8/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,815,000	1,574,570
New Deal Independent School District 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	915,000	798,141
Prairiland Tex Indpt Sch Dist 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	845,000	666,350
Prosper Tex Gen. Oblig. 2.5% 2/15/2039	2,225,000	1,863,935
Prosper Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,777,424
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	1,060,000	948,789
Sinton Tex Indpt Sch Dist Series 2021, 2% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	4,880,000	3,040,364
South Buda Wtr Ctl & Impt Dist No 1 Tex Gen. Oblig. Series 2020, 2.5% 8/1/2050 (Assured Guaranty Inc Insured)	2,520,000	1,611,180
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (d)	1,980,000	2,200,928
Texas State Gen. Oblig. 5% 8/1/2034 (b)	3,185,000	3,527,695
Waller TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,712,745
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (g)	4,095,000	3,294,799
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (Escrowed to Maturity) (g)	1,690,000	1,369,688
Wharton TX Indpt Sch Dist 2% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,025,363
Wharton TX Indpt Sch Dist 2% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	980,842
Wharton TX Indpt Sch Dist 2% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,385,000	913,079
Willis Tex Indpt Sch Dist 2% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,345,000	1,080,542
TOTAL GENERAL OBLIGATIONS		108,599,582
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	1,115,000	1,116,407
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	390,000	393,077
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	1,570,000	1,581,322
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	830,000	835,079
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	930,000	932,921
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	625,000	646,429
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	1,655,000	1,714,759
TOTAL HEALTH CARE		7,219,994
Housing - 0.5%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	6,035,000	6,623,706
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	5,960,000	6,109,101
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	4,181,754	3,837,420
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	2,240,000	2,231,771
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	2,135,000	2,153,320
TOTAL HOUSING		20,955,318
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	2,405,000	1,808,098
Transportation - 2.6%
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (b)	830,000	843,391
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (b)	1,275,000	1,294,216
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (b)	1,005,000	1,017,429
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (b)	1,035,000	1,045,500
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (b)	1,385,000	1,397,670
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (b)	1,165,000	1,174,518
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (b)	1,000,000	1,018,944
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (b)	1,655,000	1,735,697
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (b)	1,765,000	1,845,049
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (b)	1,240,000	1,295,031
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (b)	1,450,000	1,511,829
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2037 (b)	12,000,000	13,511,081
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2038 (b)	4,645,000	5,197,289
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2041 (b)	6,935,000	7,551,032
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Inc Insured)	4,680,000	4,970,419
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	3,100,000	2,836,232
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	4,875,000	5,199,497
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (b)	830,000	831,144
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (b)	1,780,000	1,782,624
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (b)	2,755,000	2,759,115
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (b)	1,655,000	1,657,337
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (b)	3,055,000	3,058,296
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (b)	830,000	843,094
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (b)	830,000	843,234
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (b)	1,450,000	1,473,418
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (b)	1,035,000	1,050,834
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (b)	830,000	841,954
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (b)	1,840,000	1,864,374
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (b)	2,135,000	2,160,277
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (b)	830,000	839,264
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (b)	830,000	838,748
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (g)	15,250,000	11,345,010
North TX Twy Auth Rev 3% 1/1/2051	16,575,000	11,999,888
North TX Twy Auth Rev 5% 1/1/2030	350,000	350,000
North TX Twy Auth Rev 5% 1/1/2031	830,000	830,000
North TX Twy Auth Rev 5% 1/1/2031	495,000	495,000
North TX Twy Auth Rev 5% 1/1/2033	975,000	996,631
North TX Twy Auth Rev 5% 1/1/2034	2,485,000	2,865,915
North TX Twy Auth Rev 5% 1/1/2034	1,240,000	1,266,476
North TX Twy Auth Rev 5% 1/1/2035	1,820,000	1,857,338
North TX Twy Auth Rev 5% 1/1/2036	1,035,000	1,035,000
North TX Twy Auth Rev 5% 1/1/2037	1,405,000	1,430,030
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	4,275,000	4,667,513
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,395,000	1,538,111
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	6,165,000	7,027,516
TOTAL TRANSPORTATION		121,992,965
Water & Sewer - 1.0%
City of Fort Worth TX Series 2020, 2.125% 2/15/2041	2,115,000	1,602,783
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	3,645,000	3,983,854
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2035	1,000,000	1,028,589
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2039	5,000,000	5,069,319
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2040	2,000,000	2,020,148
Fort Worth TX Wtr & Swr Rev Series 2019, 3% 2/15/2042	1,100,000	933,085
Fort Worth TX Wtr & Swr Rev Series 2020 A, 2.75% 2/15/2048	5,085,000	3,731,218
Houston TX Util Sys Rev 5% 11/15/2033	2,000,000	2,199,825
Houston TX Util Sys Rev 5% 11/15/2034	2,500,000	2,738,393
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2037	1,650,000	1,830,936
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2041	1,060,000	1,138,034
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2044	1,605,000	1,682,722
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2044	7,215,000	7,752,836
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2045	4,315,000	4,612,279
Texas Wtr Dev Brd 3% 8/1/2039	1,165,000	1,071,693
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	3,000,000	2,530,328
Texas Wtr Dev Brd Series 2021, 3% 10/15/2041	2,720,000	2,360,843
Texas Wtr Dev Brd Series A, 4% 10/15/2045	2,010,000	1,933,656
TOTAL WATER & SEWER		48,220,541
TOTAL TEXAS		323,520,195
Utah - 1.0%
General Obligations - 0.0%
Weber Sch Dist Utah 2.25% 6/15/2034	1,230,000	1,126,683
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	719,719	580,403
Special Tax - 0.2%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (c)	1,500,000	1,539,782
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	5,263,000	5,469,247
TOTAL SPECIAL TAX		7,009,029
Transportation - 0.8%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (b)	3,500,000	3,603,097
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (b)	3,090,000	3,183,490
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (b)	2,275,000	2,339,492
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (b)	4,345,000	4,466,261
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (b)	3,310,000	3,395,468
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (b)	3,310,000	3,385,788
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (b)	4,470,000	4,565,027
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (b)	3,520,000	3,588,839
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2031 (b)	2,000,000	2,088,270
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2032 (b)	4,310,000	4,493,780
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (b)	1,420,000	1,477,772
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2041 (b)	2,000,000	2,148,099
TOTAL TRANSPORTATION		38,735,383
TOTAL UTAH		47,451,498
Vermont - 0.2%
Education - 0.2%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	3,810,000	3,204,380
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	4,720,000	3,644,188
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2028 (b)	1,430,000	1,473,906
TOTAL VERMONT		8,322,474
Virginia - 0.4%
Education - 0.0%
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 6% 4/1/2055	1,000,000	1,046,964
General Obligations - 0.1%
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	725,000	756,672
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	4,505,000	4,607,017
TOTAL GENERAL OBLIGATIONS		5,363,689
Health Care - 0.3%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	3,000,000	2,082,893
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	525,000	523,379
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	595,000	595,148
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	1,240,000	1,250,613
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	540,000	544,984
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	665,000	670,270
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	1,820,000	1,833,821
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2034	1,240,000	1,240,000
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2035	1,240,000	1,240,000
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	830,000	830,000
TOTAL HEALTH CARE		10,811,108
TOTAL VIRGINIA		17,221,761
Washington - 3.0%
Education - 0.3%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	5,005,000	3,695,715
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	1,770,000	1,782,773
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	1,825,000	1,837,736
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	1,880,000	1,886,079
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2036	2,845,000	2,851,605
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	3,515,000	2,786,772
TOTAL EDUCATION		14,840,680
General Obligations - 1.2%
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2033	1,260,000	1,356,710
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	270,000	281,816
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2037	33,745,000	37,497,461
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,685,000	1,706,821
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	1,800,000	1,893,565
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	5,735,000	5,974,264
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	4,000,000	4,128,740
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	4,200,000	4,418,318
TOTAL GENERAL OBLIGATIONS		57,257,695
Health Care - 0.7%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	860,000	862,316
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	2,390,000	2,386,052
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	5,980,000	5,965,790
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	5,500,000	5,447,787
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 4% 7/1/2028 (c)	100,000	99,803
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (c)	125,000	126,300
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (c)	100,000	100,400
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (c)	400,000	365,894
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2038	1,000,000	1,040,069
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	2,000,000	2,118,501
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	1,285,000	1,312,409
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	1,570,000	1,612,304
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	615,000	631,187
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	735,000	754,365
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	1,120,000	1,148,861
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	1,655,000	1,695,687
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	2,345,000	2,399,012
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	540,000	551,717
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	4,685,000	4,711,213
TOTAL HEALTH CARE		33,329,667
Special Tax - 0.6%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	12,930,000	8,862,543
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	1,410,000	1,132,820
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	17,595,000	18,155,571
TOTAL SPECIAL TAX		28,150,934
Transportation - 0.2%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (b)	2,525,000	2,333,495
Port Seattle WA Rev Series B, 5% 10/1/2028 (b)	2,900,000	2,912,715
Port Seattle WA Rev Series B, 5% 10/1/2030 (b)	1,655,000	1,661,968
Port Seattle WA Rev Series C, 5% 5/1/2031 (b)	1,200,000	1,229,982
TOTAL TRANSPORTATION		8,138,160
TOTAL WASHINGTON		141,717,136
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (d)	1,380,000	1,395,352
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	1,355,000	1,362,950
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	1,120,000	1,124,840
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,490,000	1,394,721
TOTAL HEALTH CARE		3,882,511
Housing - 0.0%
West Virginia St Hsg Dev Fd Series 2018 A, 3.45% 11/1/2033	1,250,000	1,248,937
TOTAL WEST VIRGINIA		6,526,800
Wisconsin - 1.2%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (c)	720,000	723,463
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (c)	520,000	481,255
TOTAL EDUCATION		1,204,718
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (c)	30,000	32,723
Wisconsin Rapids School District Series 2021, 1.7% 4/1/2032 (Pre-refunded to 4/1/2028 at 100)	985,000	962,836
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	300,000	312,909
TOTAL ESCROWED/PRE-REFUNDED		1,308,468
General Obligations - 0.2%
Howard Suamico WI Scd 2% 3/1/2038	1,780,000	1,403,928
Kohler Wis Sch Dist 2% 3/1/2039	1,230,000	929,478
Westosha Cent High Sch Dist Wis 1.625% 3/1/2032	1,010,000	889,214
Westosha Cent High Sch Dist Wis 2% 3/1/2035	1,000,000	844,352
Westosha Cent High Sch Dist Wis 2% 3/1/2036	1,005,000	825,724
Wisconsin Rapids School District Series 2021, 1.7% 4/1/2032	615,000	535,255
Wisconsin Rapids School District Series 2021, 2% 4/1/2038	2,100,000	1,617,568
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	2,025,000	2,376,033
TOTAL GENERAL OBLIGATIONS		9,421,552
Health Care - 0.7%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	9,350,000	7,025,440
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	2,095,000	1,951,360
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2029	820,000	877,986
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	1,660,000	1,684,416
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	2,640,000	1,924,368
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (c)	945,000	941,607
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (c)	1,055,000	1,001,031
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (c)	1,095,000	1,105,904
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (c)	415,000	418,702
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2035	1,210,000	1,283,328
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	4,350,000	3,919,253
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) 5% 2/15/2028	1,965,000	1,969,647
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	3,590,000	3,419,327
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	1,755,000	1,708,736
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	1,875,000	1,970,050
TOTAL HEALTH CARE		31,201,155
Industrial Development - 0.3%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (c)(i)	14,095,000	9,866,500
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (c)(i)	4,700,000	3,572,000
TOTAL INDUSTRIAL DEVELOPMENT		13,438,500
TOTAL WISCONSIN		56,574,393
TOTAL MUNICIPAL SECURITIES (Cost $4,526,029,152)		4,498,514,000

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $109,542,324)	3.07	109,520,419	109,542,324

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $4,635,571,476)	4,608,056,324
NET OTHER ASSETS (LIABILITIES) - 1.1%	52,488,752
NET ASSETS - 100.0%	4,660,545,076

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,397,314 or 1.5% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)	Zero coupon bond which is issued at a discount.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Level 3 security.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	129,589,257	1,019,085,731	1,039,132,664	2,657,846	517	(517)	109,542,324	109,520,419	2.6%
Total	129,589,257	1,019,085,731	1,039,132,664	2,657,846	517	(517)	109,542,324

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	388,260,425	-	388,260,425	-
Electric Utilities	111,359,876	-	111,359,876	-
Escrowed/Pre-Refunded	17,663,001	-	17,663,001	-
General Obligations	1,614,918,492	-	1,614,918,492	-
Health Care	515,719,709	-	513,401,459	2,318,250
Housing	106,520,565	-	106,520,565	-
Industrial Development	59,728,147	-	46,289,647	13,438,500
Other	2,484,005	-	2,484,005	-
Special Tax	439,156,582	-	439,156,582	-
Tobacco Bonds	20,729,361	-	20,729,361	-
Transportation	1,055,978,454	-	1,055,978,454	-
Water & Sewer	165,995,383	-	165,995,383	-

Money Market Funds	109,542,324	109,542,324	-	-
Total Investments in Securities:	4,608,056,324	109,542,324	4,482,757,250	15,756,750
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,526,029,152)	$4,498,514,000
Fidelity Central Funds (cost $109,542,324)	109,542,324

Total Investment in Securities (cost $4,635,571,476)		$4,608,056,324
Cash		198,277
Receivable for investments sold		2,828
Receivable for fund shares sold		5,520,253
Interest receivable		57,056,340
Distributions receivable from Fidelity Central Funds		201,234
Prepaid expenses		3,157
Other receivables		309
Total assets		4,671,038,722
Liabilities
Payable for investments purchased	$18,283
Payable for fund shares redeemed	4,342,858
Distributions payable	4,289,838
Accrued management fee	1,686,790
Distribution and service plan fees payable	82,142
Other payables and accrued expenses	73,735
Total liabilities		10,493,646
Net Assets		$4,660,545,076
Net Assets consist of:
Paid in capital		$4,750,352,661
Total accumulated earnings (loss)		(89,807,585)
Net Assets		$4,660,545,076

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($277,518,196 ÷ 22,528,851 shares)(a)		$12.32
Maximum offering price per share (100/96.00 of $12.32)		$12.83
Class M :
Net Asset Value and redemption price per share ($59,703,373 ÷ 4,842,405 shares)(a)		$12.33
Maximum offering price per share (100/96.00 of $12.33)		$12.84
Class C :
Net Asset Value and offering price per share ($15,285,534 ÷ 1,240,806 shares)(a)		$12.32
Fidelity Municipal Income Fund :
Net Asset Value, offering price and redemption price per share ($2,522,929,365 ÷ 204,670,915 shares)		$12.33
Class I :
Net Asset Value, offering price and redemption price per share ($1,187,205,009 ÷ 96,373,995 shares)		$12.32
Class Z :
Net Asset Value, offering price and redemption price per share ($597,903,599 ÷ 48,521,591 shares)		$12.32
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$160,959,901
Income from Fidelity Central Funds		2,657,314
Total income		163,617,215
Expenses
Management fee	$19,960,742
Distribution and service plan fees	999,658
Custodian fees and expenses	37,452
Independent trustees' fees and expenses	11,092
Registration fees	171,022
Audit fees	69,889
Legal	3,532
Miscellaneous	16,186
Total expenses before reductions	21,269,573
Expense reductions	(835)
Total expenses after reductions		21,268,738
Net Investment income (loss)		142,348,477
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(22,104,480)
Fidelity Central Funds	517
Capital gain distributions from Fidelity Central Funds	532
Total net realized gain (loss)		(22,103,431)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	67,608,284
Fidelity Central Funds	(517)
Total change in net unrealized appreciation (depreciation)		67,607,767
Net gain (loss)		45,504,336
Net increase (decrease) in net assets resulting from operations		$187,852,813
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,348,477	$137,802,187
Net realized gain (loss)	(22,103,431)	(12,680,532)
Change in net unrealized appreciation (depreciation)	67,607,767	(49,107,208)
Net increase (decrease) in net assets resulting from operations	187,852,813	76,014,447
Distributions to shareholders	(137,633,973)	(135,031,332)

Share transactions - net increase (decrease)	(34,277,862)	25,692,323
Total increase (decrease) in net assets	15,940,978	(33,324,562)

Net Assets
Beginning of period	4,644,604,098	4,677,928,660
End of period	$4,660,545,076	$4,644,604,098

Financial Highlights
Fidelity Advisor® Municipal Income Fund Class A

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$12.34	$11.86	$13.56	$13.59
Income from Investment Operations
Net investment income (loss) A,B	.347	.328	.316	.282	.281
Net realized and unrealized gain (loss)	.127	(.167)	.474	(1.700)	.057
Total from investment operations	.474	.161	.790	(1.418)	.338
Distributions from net investment income	(.333)	(.320)	(.310)	(.282)	(.281)
Distributions from net realized gain	(.001)	(.001)	-	-	(.087)
Total distributions	(.334)	(.321)	(.310)	(.282)	(.368)
Net asset value, end of period	$12.32	$12.18	$12.34	$11.86	$13.56
Total Return C,D	3.98%	1.32%	6.78%	(10.48)%	2.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.76%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.75%	.76%	.79%	.78%	.78%
Expenses net of all reductions, if any	.75%	.76%	.79%	.78%	.78%
Net investment income (loss)	2.87%	2.68%	2.64%	2.31%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$277,518	$278,011	$285,414	$268,394	$248,908
Portfolio turnover rate G	20%	20%	4%	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class M

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$12.35	$11.87	$13.57	$13.60
Income from Investment Operations
Net investment income (loss) A,B	.348	.331	.319	.286	.285
Net realized and unrealized gain (loss)	.117	(.158)	.474	(1.701)	.056
Total from investment operations	.465	.173	.793	(1.415)	.341
Distributions from net investment income	(.334)	(.322)	(.313)	(.285)	(.284)
Distributions from net realized gain	(.001)	(.001)	-	-	(.087)
Total distributions	(.335)	(.323)	(.313)	(.285)	(.371)
Net asset value, end of period	$12.33	$12.20	$12.35	$11.87	$13.57
Total Return C,D	3.90%	1.42%	6.80%	(10.45)%	2.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.76%	.77%	.76%
Expenses net of fee waivers, if any	.75%	.75%	.76%	.76%	.76%
Expenses net of all reductions, if any	.75%	.75%	.76%	.76%	.76%
Net investment income (loss)	2.87%	2.69%	2.66%	2.33%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$59,703	$67,710	$76,093	$80,023	$105,966
Portfolio turnover rate G	20%	20%	4%	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class C

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$12.34	$11.86	$13.56	$13.59
Income from Investment Operations
Net investment income (loss) A,B	.257	.238	.230	.194	.181
Net realized and unrealized gain (loss)	.127	(.167)	.473	(1.701)	.056
Total from investment operations	.384	.071	.703	(1.507)	.237
Distributions from net investment income	(.243)	(.230)	(.223)	(.193)	(.180)
Distributions from net realized gain	(.001)	(.001)	-	-	(.087)
Total distributions	(.244)	(.231)	(.223)	(.193)	(.267)
Net asset value, end of period	$12.32	$12.18	$12.34	$11.86	$13.56
Total Return C,D	3.13%	.66%	6.01%	(11.13)%	1.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.50%	1.50%	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.50%	1.50%	1.51%	1.51%	1.52%
Expenses net of all reductions, if any	1.50%	1.50%	1.51%	1.51%	1.52%
Net investment income (loss)	2.12%	1.94%	1.91%	1.58%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$15,286	$19,918	$22,521	$25,358	$34,717
Portfolio turnover rate G	20%	20%	4%	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Municipal Income Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$12.35	$11.87	$13.57	$13.60
Income from Investment Operations
Net investment income (loss) A,B	.386	.368	.355	.324	.327
Net realized and unrealized gain (loss)	.128	(.167)	.475	(1.702)	.057
Total from investment operations	.514	.201	.830	(1.378)	.384
Distributions from net investment income	(.373)	(.360)	(.350)	(.322)	(.327)
Distributions from net realized gain	(.001)	(.001)	-	-	(.087)
Total distributions	(.374)	(.361)	(.350)	(.322)	(.414)
Net asset value, end of period	$12.33	$12.19	$12.35	$11.87	$13.57
Total Return C	4.31%	1.65%	7.12%	(10.18)%	2.85%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.43%	.44%	.46%	.46%	.45%
Expenses net of fee waivers, if any	.43%	.44%	.46%	.46%	.45%
Expenses net of all reductions, if any	.43%	.44%	.46%	.46%	.45%
Net investment income (loss)	3.19%	3.00%	2.97%	2.64%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$2,522,929	$2,623,720	$2,783,280	$2,780,080	$3,786,660
Portfolio turnover rate F	20%	20%	4%	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class I

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$12.34	$11.86	$13.56	$13.59
Income from Investment Operations
Net investment income (loss) A,B	.377	.359	.344	.311	.315
Net realized and unrealized gain (loss)	.128	(.167)	.475	(1.699)	.057
Total from investment operations	.505	.192	.819	(1.388)	.372
Distributions from net investment income	(.364)	(.351)	(.339)	(.312)	(.315)
Distributions from net realized gain	(.001)	(.001)	-	-	(.087)
Total distributions	(.365)	(.352)	(.339)	(.312)	(.402)
Net asset value, end of period	$12.32	$12.18	$12.34	$11.86	$13.56
Total Return C	4.24%	1.58%	7.04%	(10.26)%	2.76%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.50%	.51%	.54%	.54%	.53%
Expenses net of fee waivers, if any	.50%	.51%	.54%	.54%	.53%
Expenses net of all reductions, if any	.50%	.51%	.54%	.54%	.53%
Net investment income (loss)	3.12%	2.93%	2.88%	2.55%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$1,187,205	$1,214,721	$1,155,918	$834,090	$713,720
Portfolio turnover rate F	20%	20%	4%	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class Z

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$12.34	$11.86	$13.57	$13.60
Income from Investment Operations
Net investment income (loss) A,B	.389	.372	.359	.327	.331
Net realized and unrealized gain (loss)	.118	(.156)	.476	(1.710)	.057
Total from investment operations	.507	.216	.835	(1.383)	.388
Distributions from net investment income	(.376)	(.365)	(.355)	(.327)	(.331)
Distributions from net realized gain	(.001)	(.001)	-	-	(.087)
Total distributions	(.377)	(.366)	(.355)	(.327)	(.418)
Net asset value, end of period	$12.32	$12.19	$12.34	$11.86	$13.57
Total Return C	4.26%	1.77%	7.17%	(10.22)%	2.88%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.41%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.40%	.40%	.42%	.42%	.42%
Expenses net of all reductions, if any	.40%	.40%	.42%	.42%	.42%
Net investment income (loss)	3.22%	3.03%	3.01%	2.67%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$597,904	$440,524	$354,703	$234,680	$234,982
Portfolio turnover rate F	20%	20%	4%	23%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$92,245,939
Gross unrealized depreciation	(110,163,639)
Net unrealized appreciation (depreciation)	$(17,917,700)
Tax Cost	$4,625,974,024

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$116,758
Capital loss carryforward	$(72,006,643)
Net unrealized appreciation (depreciation) on securities and other investments	$(17,917,700)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(15,024,335)
Long-term	(56,982,308)
Total capital loss carryforward	$(72,006,643)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Tax-exempt Income	137,258,245	134,648,365
Ordinary Income	$375,728	$382,967
Total	$137,633,973	$135,031,332

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income Fund	886,011,909	873,140,438
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.51
Class M	.49
Class C	.49
Fidelity Municipal Income Fund	.43
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.49
Class M	.49
Class C	.49
Fidelity Municipal Income Fund	.42
Class I	.49
Class Z	.39

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	671,633	25,368
Class M	- %	.25%	157,269	364
Class C	.75%	.25%	170,756	17,446
			999,658	43,178

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	11,446
Class M	1,976
13,422

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Income Fund	2,481,261	75,318,931	(1,622,292)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Municipal Income Fund	6,241
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $835.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Municipal Income Fund
Distributions to shareholders
Class A	$7,430,560	$7,398,843
Class M	1,740,978	1,912,786
Class C	344,157	408,848
Fidelity Municipal Income Fund	77,844,367	80,254,274
Class I	34,282,738	32,946,950
Class Z	15,991,173	12,109,631
Total	$137,633,973	$135,031,332
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Municipal Income Fund
Class A
Shares sold	4,073,639	3,823,127	$49,475,412	$46,811,403
Reinvestment of distributions	393,747	427,771	4,764,482	5,237,792
Shares redeemed	(4,755,520)	(4,567,730)	(57,470,225)	(56,000,016)
Net increase (decrease)	(288,134)	(316,832)	$(3,230,331)	$(3,950,821)
Class M
Shares sold	148,585	195,870	$1,795,329	$2,404,570
Reinvestment of distributions	125,898	137,351	1,524,461	1,682,806
Shares redeemed	(984,263)	(943,041)	(11,908,057)	(11,564,750)
Net increase (decrease)	(709,780)	(609,820)	$(8,588,267)	$(7,477,374)
Class C
Shares sold	212,761	241,480	$2,574,748	$2,961,156
Reinvestment of distributions	26,073	29,981	315,405	366,998
Shares redeemed	(633,357)	(461,531)	(7,636,322)	(5,670,446)
Net increase (decrease)	(394,523)	(190,070)	$(4,746,169)	$(2,342,292)
Fidelity Municipal Income Fund
Shares sold	22,737,410	23,265,033	$274,576,553	$285,350,742
Reinvestment of distributions	4,756,081	4,859,319	57,599,202	59,532,630
Shares redeemed	(38,009,815)	(38,376,489)	(457,895,354)	(471,235,369)
Net increase (decrease)	(10,516,324)	(10,252,137)	$(125,719,599)	$(126,351,997)
Class I
Shares sold	31,043,063	31,982,249	$374,896,932	$392,936,848
Reinvestment of distributions	1,033,657	1,013,241	12,509,936	12,405,760
Shares redeemed	(35,394,442)	(26,991,466)	(427,262,901)	(330,306,086)
Net increase (decrease)	(3,317,722)	6,004,024	$(39,856,033)	$75,036,522
Class Z
Shares sold	28,923,539	14,194,525	$347,914,669	$173,968,797
Reinvestment of distributions	1,046,929	785,869	12,688,531	9,624,565
Shares redeemed	(17,591,596)	(7,577,908)	(212,740,663)	(92,815,077)
Net increase (decrease)	12,378,872	7,402,486	$147,862,537	$90,778,285
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Income Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 16.31% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class of the fund (the retail class), the Board considered the effective management fee rate for the retail class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the retail class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked equal to the competitive median of the total peer group for 2024 and equal to the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.80%, 0.80%, 1.55%, 0.55%, and 0.46% through April 30, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.539263.128
HIY-ANN-0226
Fidelity® Minnesota Municipal Income Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Minnesota Municipal Income Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 98.3%
	Principal Amount (a)	Value ($)
Guam - 0.7%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,023,711
Special Tax - 0.5%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2028	1,550,000	1,606,717
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2032	1,275,000	1,401,502
TOTAL SPECIAL TAX		3,008,219
TOTAL GUAM		4,031,930
Michigan,Minnesota,New York - 0.9%
Synthetics - 0.9%
Bloomington Minn Multifamily Hsg Rev Participating VRDN Series 2024 BAML6027, 2.6% 12/1/2030 (Liquidity Facility Bank of America, N.A.) (c)(d)	5,200,000	5,200,000
Minnesota - 95.1%
Education - 8.3%
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2028 (Univ of MN Foundation Guaranteed)	450,000	481,041
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2029 (Univ of MN Foundation Guaranteed)	300,000	327,650
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2030 (Univ of MN Foundation Guaranteed)	310,000	345,268
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2031 (Univ of MN Foundation Guaranteed)	560,000	633,339
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2027	1,000,000	1,040,852
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2028	1,000,000	1,061,451
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2029	750,000	810,685
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2030	675,000	742,284
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2031	625,000	697,411
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	3,610,000	2,481,038
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) 5% 3/1/2031	1,000,000	1,025,188
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) Series 2023, 5% 3/1/2045	5,645,000	5,980,966
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2026	190,000	190,278
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2027	195,000	194,629
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2028	480,000	478,410
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2029	285,000	283,624
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2030	200,000	198,364
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2031	450,000	443,963
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2032	690,000	675,198
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2033	750,000	726,426
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2034	225,000	215,838
Minnesota Higher Ed Facs Auth Rev (Gustavus Adolphus College Proj.) Series 2017, 5% 10/1/2031	590,000	604,632
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2040	730,000	656,250
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2043	430,000	356,108
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2026	100,000	100,205
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2030	150,000	157,126
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2031	250,000	264,668
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2033	390,000	411,818
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2034	150,000	157,344
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2035	125,000	130,210
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2036	125,000	129,524
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2037	100,000	103,102
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2033	1,510,000	1,479,624
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2034	430,000	417,876
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2026	600,000	604,991
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2028	675,000	692,021
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2029	460,000	475,052
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018 A, 5% 10/1/2035	130,000	133,222
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2034	1,155,000	1,186,265
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	3,650,000	3,553,552
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2046	2,750,000	2,558,255
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2050	1,000,000	900,728
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2019, 5% 10/1/2029	400,000	431,853
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 1, 5% tender 10/1/2053 (c)	3,000,000	3,064,399
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 4.125% 10/1/2053	2,500,000	2,232,110
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	2,200,000	2,255,604
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2033 (e)	3,600,000	3,860,407
University MN Series 2020A, 5% 11/1/2033	1,015,000	1,117,932
TOTAL EDUCATION		47,068,781
Electric Utilities - 6.1%
Central Minnesota Municipal Power Agency Series 2021, 3% 1/1/2036 (Assured Guaranty Inc Insured)	315,000	305,996
Central Minnesota Municipal Power Agency Series 2021, 3% 1/1/2037 (Assured Guaranty Inc Insured)	255,000	243,155
Central Minnesota Municipal Power Agency Series 2021, 3% 1/1/2038 (Assured Guaranty Inc Insured)	240,000	225,397
Central Minnesota Municipal Power Agency Series 2021, 4% 1/1/2042 (Assured Guaranty Inc Insured)	340,000	342,457
Chaska Minn Elec Rev 5% 10/1/2026	1,000,000	1,001,843
Chaska Minn Elec Rev 5% 10/1/2029	785,000	789,441
Elk River Minn Elec Rev Series 2021B, 2% 8/1/2036	400,000	333,453
Minnesota St Mun Pwr Agy Elec Series 2014, 5% 10/1/2030	1,000,000	1,001,721
Minnesota St Mun Pwr Agy Elec Series 2016, 3% 10/1/2034	250,000	245,832
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2033	400,000	405,298
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2036	1,000,000	1,010,135
Moorhead Minn Pub Util Rev Series 2016 A, 2.625% 11/1/2033	755,000	708,178
Moorhead Minn Pub Util Rev Series 2016 A, 2.75% 11/1/2035	795,000	731,809
Moorhead Minn Pub Util Rev Series 2016 A, 2.75% 11/1/2036	815,000	736,070
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2028	500,000	500,939
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2029	920,000	921,751
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2030	520,000	520,986
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2031	350,000	350,660
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2031	400,000	409,328
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2033	475,000	485,312
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2035	520,000	530,421
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2030 (Assured Guaranty Inc Insured)	1,050,000	1,141,265
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2031 (Assured Guaranty Inc Insured)	500,000	553,288
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2032 (Assured Guaranty Inc Insured)	345,000	378,792
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2033 (Assured Guaranty Inc Insured)	360,000	393,748
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2028	650,000	677,866
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2026	100,000	99,652
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2034	340,000	329,059
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 4% 10/1/2041	500,000	489,545
Southern Minnesota Municipal Power Agency 0% 1/1/2026 (National Public Finance Guarantee Corporation Insured) (b)	3,320,000	3,320,000
Southern Minnesota Municipal Power Agency 5% 1/1/2029	2,175,000	2,329,248
Southern Minnesota Municipal Power Agency 5% 1/1/2030	1,900,000	2,074,944
Southern Minnesota Municipal Power Agency 5% 1/1/2031	800,000	888,422
Southern Minnesota Municipal Power Agency 5% 1/1/2032	675,000	762,370
Southern Minnesota Municipal Power Agency 5% 1/1/2033	775,000	884,373
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2034	1,695,000	1,695,000
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2036	1,000,000	1,000,000
Southern Minnesota Municipal Power Agency Series 2019 A, 5% 1/1/2034	1,235,000	1,345,295
Western MN Mun Pwr Agy Series 2025A, 5% 1/1/2031	1,000,000	1,114,992
Western MN Mun Pwr Agy Series 2025A, 5% 1/1/2032	1,175,000	1,329,874
Western MN Mun Pwr Agy Series 2025A, 5% 1/1/2033	1,600,000	1,832,372
TOTAL ELECTRIC UTILITIES		34,440,287
Escrowed/Pre-Refunded - 0.1%
Duluth Minn Indpt Sch Dist No 709 Ctfs Partn 3% 3/1/2032 (Pre-refunded to 3/1/2028 at 100)	540,000	543,707
General Obligations - 39.0%
Aitkin Cnty Minn Gen. Oblig. 3.2% 2/1/2038	250,000	239,349
Aitkin Cnty Minn Gen. Oblig. 3.25% 2/1/2039	465,000	438,100
Annandale Minn Indpt Sch Dist No 876 Series 2020 A, 2% 2/1/2032 (Minnesota St Guaranteed)	600,000	545,599
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2027	1,285,000	1,287,250
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2028	1,345,000	1,354,376
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2029	1,415,000	1,424,864
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2034	1,800,000	1,812,549
Becker Minn Gen. Oblig. Series 2021A, 2% 2/1/2031	810,000	744,778
Big Lake Minn Indpt Sch Dist No 727 Series 2022A, 2% 2/1/2034 (Minnesota St Guaranteed)	640,000	547,502
Burnsville MN Gen. Oblig. Series 2017A, 2.85% 12/20/2031	935,000	933,471
Burnsville MN Gen. Oblig. Series 2020 A, 2% 12/20/2040	530,000	400,193
Carver & Sibley Cntys MN Indpt Sch Dist No 108 Central Pub Schs Series 2022 A, 2.25% 2/1/2045 (Minnesota St Guaranteed)	1,700,000	1,119,348
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2053	945,000	909,083
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2054	980,000	940,323
Crosby Ironton Minn Indpt Schdist No 182 Series 2020 A, 2% 2/1/2035 (Minnesota St Guaranteed)	375,000	318,880
Crosby Ironton Minn Indpt Schdist No 182 Series 2020 A, 2% 2/1/2036 (Minnesota St Guaranteed)	550,000	457,253
Delano Minn Gen. Oblig. 4% 2/1/2040	1,060,000	1,084,830
Delano Minn Gen. Oblig. 4% 2/1/2041	1,100,000	1,118,406
Delano Minn Gen. Oblig. 5% 2/1/2039	1,010,000	1,094,350
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2034	455,000	462,601
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2035	470,000	475,512
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2038	1,030,000	1,056,098
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2042	1,205,000	1,219,064
Duluth MN Indpt Sch Dist #709 Series 2021 C, 0% 2/1/2032 (Minnesota St Guaranteed) (b)	250,000	201,884
Duluth MN Indpt Sch Dist #709 Series 2021 C, 0% 2/1/2033 (Minnesota St Guaranteed) (b)	805,000	622,959
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2029 (Minnesota St Guaranteed) (b)	645,000	589,257
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2030 (Minnesota St Guaranteed) (b)	475,000	420,789
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2031 (Minnesota St Guaranteed) (b)	2,750,000	2,359,382
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2032 (Minnesota St Guaranteed) (b)	1,900,000	1,574,291
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2033 (Minnesota St Guaranteed) (b)	1,925,000	1,532,287
Duluth MN Indpt Sch Dist #709 Series 2025 A, 0% 2/1/2034 (Minnesota St Guaranteed) (b)	1,100,000	838,875
Eastern Carver County Schools Independent School District No 112 Series 2025A, 3.25% 2/1/2037 (Minnesota St Guaranteed)	2,740,000	2,682,599
Eden Prairie MN Indpt Sch Dist Series 2020, 2% 2/1/2039 (Minnesota St Guaranteed)	650,000	515,021
Eden Prairie MN Indpt Sch Dist Series 2020, 2% 2/1/2040 (Minnesota St Guaranteed)	710,000	542,748
Eden Prairie MN Indpt Sch Dist Series 2023A, 4% 2/1/2035 (Minnesota St Guaranteed)	1,050,000	1,095,691
Elk River Minn Gen. Oblig. 2% 8/1/2037	275,000	221,956
Elk River MN Indp Sch Dist 728 Series 2019A, 3% 2/1/2033 (Minnesota St Guaranteed)	2,925,000	2,927,179
Fridley MN Indpt Sch Dist No14 Series 2016 A, 3% 2/1/2035 (Minnesota St Guaranteed)	300,000	298,429
Hopkins Minn Ind Sch Dst 270 Series 2019A, 3% 2/1/2033 (Minnesota St Guaranteed)	3,000,000	2,977,608
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2032 (Minnesota St Guaranteed)	1,475,000	1,341,263
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2035 (Minnesota St Guaranteed)	600,000	512,707
Jackson Cnty Cent MN Isd#2895 Series 2020 A, 2% 2/1/2032 (Minnesota St Guaranteed)	700,000	641,614
Lake Elmo Minn Gen. Oblig. 2% 2/1/2036	1,205,000	1,004,154
Lake Elmo Minn Gen. Oblig. Series 2021 A, 2% 2/1/2035	1,185,000	1,012,596
Lakevill MN Indpt Sch Dist 194 2% 2/1/2034 (Minnesota St Guaranteed)	720,000	624,580
Lakevill MN Indpt Sch Dist 194 2% 2/1/2037 (Minnesota St Guaranteed)	1,515,000	1,220,264
Lakevill MN Indpt Sch Dist 194 Series 2020A, 2% 2/1/2034 (Minnesota St Guaranteed)	3,000,000	2,598,676
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2038 (Minnesota St Guaranteed)	3,075,000	2,422,482
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2039 (Minnesota St Guaranteed)	4,180,000	3,215,582
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2040 (Minnesota St Guaranteed)	4,285,000	3,177,790
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2.125% 2/1/2041 (Minnesota St Guaranteed)	3,395,000	2,512,087
Maple Grove MN Gen. Oblig. 1.5% 2/1/2033	715,000	613,484
Maple Grove MN Gen. Oblig. 1.625% 2/1/2034	790,000	669,354
McGregor Independent School District No 4 Series 2020 A, 2% 2/1/2041 (Minnesota St Guaranteed)	440,000	313,867
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2% 3/1/2033	4,250,000	3,846,456
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2.125% 3/1/2036	1,000,000	861,964
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2.125% 3/1/2037	3,060,000	2,573,870
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2024 B, 4% 3/1/2043	4,210,000	4,267,761
Minneapolis MN Gen. Oblig. Series 2019, 3% 12/1/2040	395,000	357,775
Minneapolis MN Gen. Oblig. Series 2024, 3% 12/1/2041	4,885,000	4,398,497
Minneapolis MN Gen. Oblig. Series 2024, 3% 12/1/2042	4,510,000	3,959,828
Minneapolis Special School District No 1 5% 2/1/2041 (Minnesota St Guaranteed)	1,195,000	1,290,295
Minneapolis Special School District No 1 5% 2/1/2042 (Minnesota St Guaranteed)	1,255,000	1,344,078
Minneapolis Special School District No 1 Ctfs Partn (Minneapolis Special School District No 1 Proj.) Series 2020A, 2% 4/1/2034	2,040,000	1,792,042
Minneapolis Special School District No 1 Series 2017 A, 4% 2/1/2033 (Minnesota St Guaranteed)	1,415,000	1,446,836
Minneapolis Special School District No 1 Series 2017 B, 4% 2/1/2034 (Minnesota St Guaranteed)	2,595,000	2,650,629
Minneapolis Special School District No 1 Series 2018 A, 5% 2/1/2033 (Minnesota St Guaranteed)	1,000,000	1,046,095
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2032 (Minnesota St Guaranteed)	895,000	940,267
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2033 (Minnesota St Guaranteed)	3,190,000	3,335,723
Minneapolis Special School District No 1 Series 2020 B, 4% 2/1/2036 (Minnesota St Guaranteed)	1,745,000	1,795,808
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2041 (Minnesota St Guaranteed)	1,180,000	1,260,527
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2042 (Minnesota St Guaranteed)	1,235,000	1,313,070
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2040 (Minnesota St Guaranteed)	1,585,000	1,704,086
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2041 (Minnesota St Guaranteed)	1,660,000	1,773,283
Minneapolis Special School District No 1 Series 2025 C, 5% 2/1/2030 (Minnesota St Guaranteed)	6,340,000	6,947,775
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2031	1,000,000	1,001,948
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2032	1,000,000	1,001,723
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2033	1,000,000	1,001,517
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	2,000,000	2,051,974
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (c)	7,000,000	7,111,264
Minnesota St Armory Bldg Comm Lease Rev (Minnesota St Proj.) 3% 6/1/2038	1,925,000	1,833,984
Minnesota St Gen. Oblig. Series 2016 D, 2.25% 8/1/2029	420,000	407,761
Minnesota St Gen. Oblig. Series 2020 B, 2% 8/1/2034	1,335,000	1,174,524
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	2,645,000	2,721,456
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2041	4,000,000	4,054,838
Minnesota St Series 2024B, 4% 8/1/2043	3,000,000	2,994,490
Moorhead Minn Isd No 152 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	2,500,000	2,196,392
Moorhead MN Gen. Oblig. Series 2021 A, 2.125% 2/1/2040	365,000	272,544
Moorhead MN Gen. Oblig. Series 2025 A, 3.25% 9/1/2028	2,125,000	2,125,197
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	2,002,522
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	2,000,000	2,001,649
Murray Cnty Minn Gen. Oblig. 2% 4/1/2036	605,000	502,970
Murray Cnty Minn Gen. Oblig. 2.125% 4/1/2037	620,000	509,493
Murray Cnty Minn Gen. Oblig. 2.25% 4/1/2038	630,000	512,194
Murray Cnty Minn Gen. Oblig. 2.25% 4/1/2039	645,000	512,750
Murray Cnty Minn Gen. Oblig. 2.25% 4/1/2040	660,000	504,589
Murray Cnty Minn Gen. Oblig. 2.375% 4/1/2041	675,000	508,587
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2035 (Minnesota St Guaranteed)	200,000	208,903
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2036 (Minnesota St Guaranteed)	1,000,000	1,035,694
Nobles Cnty Minn Gen. Oblig. Series 2020B, 2.125% 1/1/2045	810,000	529,376
North Mankato Minn For Issuesdtd Prior To 08/01/07 See 660750 Gen. Oblig. Series 2021 A, 2% 2/1/2032	675,000	609,930
North St Paul-Maplewood-Oakdale Independent School District No 622 Series 2019 B, 3% 2/1/2042 (Minnesota St Guaranteed)	3,090,000	2,658,557
Northfield Minn Gen. Oblig. 2% 2/1/2029	205,000	199,447
Olmsted Cnty MN Gen. Oblig. Series 2016 A, 2% 2/1/2029	2,160,000	2,084,209
Osseo MN Indpt Sch Dist # 279 (Minnesota St Proj.) Series 2020A, 2% 2/1/2038	3,205,000	2,543,251
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2033 (Minnesota St Guaranteed)	3,650,000	3,193,401
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2034 (Minnesota St Guaranteed)	2,405,000	2,056,108
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2035 (Minnesota St Guaranteed)	1,790,000	1,499,561
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.875% 2/1/2037 (Minnesota St Guaranteed)	3,205,000	2,586,762
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2% 2/1/2037 (Minnesota St Guaranteed)	1,000,000	830,824
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.25% 2/1/2043 (Minnesota St Guaranteed)	1,275,000	905,490
Plymouth Minn Gen. Oblig. Series 2020A, 2% 2/1/2041	2,485,000	1,848,048
Ramsey Cnty MN Gen. Oblig. Series 2021 A, 2% 2/1/2040	500,000	395,545
Ramsey Minn Gen. Oblig. 5% 12/15/2030	665,000	743,470
Ramsey Minn Gen. Oblig. 5% 12/15/2031	740,000	841,757
Red Rock Cent Minn Indpt Sch Dist No 2884 Series 2022 A, 2.375% 2/1/2045 (Minnesota St Guaranteed)	1,310,000	905,153
Richfield MN Isd #280 Series 2018 A, 3.5% 2/1/2043 (Minnesota St Guaranteed)	490,000	460,927
Rochester MN Gen. Oblig. Series 2020 C, 1.5% 2/1/2032	990,000	872,774
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2033	1,205,000	1,047,585
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2034	1,255,000	1,065,816
Rochester MN Gen. Oblig. Series 2020 C, 1.75% 2/1/2035	1,215,000	1,022,458
Rochester MN Ind Sch Dst No535 Series 2020A, 3% 2/1/2035 (Minnesota St Guaranteed)	1,515,000	1,463,478
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2027	850,000	865,403
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2028	1,100,000	1,135,215
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2039 (Minnesota St Guaranteed)	2,925,000	2,461,970
South Washington Cnty MN Ind Sch Dist No 833 Series 2020A, 3% 2/1/2033 (Minnesota St Guaranteed)	295,000	293,913
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2027 (Minnesota St Guaranteed) (b)	305,000	295,422
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2030 (Minnesota St Guaranteed) (b)	630,000	556,978
St Louis Park MN Gen. Oblig. Series 2020A, 2% 2/1/2040	465,000	347,102
St Louis Park MN Gen. Oblig. Series 2020A, 2% 2/1/2041	475,000	342,621
St Louis Park MN Gen. Oblig. Series 2020A, 2.125% 2/1/2042	480,000	340,485
St Paul MN Indpt Sch Dist No 625 4% 2/1/2040 (Minnesota St Guaranteed)	1,575,000	1,623,128
St Paul MN Indpt Sch Dist No 625 Ctfs Partn Series 2024A, 5% 2/1/2029 (Minnesota St Guaranteed)	500,000	537,033
St Paul MN Series 2021 C, 2% 5/1/2033	300,000	268,370
Stewartville Independent School District No 534 Series 2022A, 2% 2/1/2032 (State of Michigan Guaranteed)	785,000	703,744
Virginia MN Series 2019A, 3% 2/1/2038 (Minnesota St Guaranteed)	2,050,000	1,906,180
Waconia Minn Isd No 110 Series 2025A, 5% 2/1/2037 (Minnesota St Guaranteed)	3,050,000	3,383,211
Waite Park MN Gen. Oblig. Series 2025A, 5% 12/15/2029	1,100,000	1,202,336
Waite Park MN Gen. Oblig. Series 2025A, 5% 12/15/2030	680,000	757,219
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2042 (Minnesota St Guaranteed)	1,030,000	1,015,795
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2043 (Minnesota St Guaranteed)	845,000	818,909
Washington Cnty Minn Gen. Oblig. Series 2019 A, 2.375% 2/1/2036	1,590,000	1,431,657
Watertown Minn Isd No 111 Series 2020 A, 0% 2/1/2029 (Minnesota St Guaranteed) (b)	1,000,000	894,942
West St Paul MN Indept Sch Dis 2% 2/1/2032 (Minnesota St Guaranteed)	765,000	701,193
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	2,006,523
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	2,000,000	2,005,438
West St Paul MN Indept Sch Dis Series 2018 A, 4% 2/1/2029 (Minnesota St Guaranteed)	1,185,000	1,202,646
White Bear Lk MN Indpt SD 624 Series 2020A, 2.25% 2/1/2037 (Minnesota St Guaranteed)	5,770,000	4,759,415
Wright Cnty Minn Ctfs Partn (Wright Cnty MN Proj.) Series 2019 A, 5% 12/1/2031	1,000,000	1,095,670
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.1% 12/1/2032	1,790,000	1,797,678
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.15% 12/1/2033	1,865,000	1,871,815
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.25% 12/1/2034	2,345,000	2,354,605
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.35% 12/1/2036	2,440,000	2,444,525
TOTAL GENERAL OBLIGATIONS		220,205,930
Health Care - 24.4%
Apple Vy Minn Sr Hsg Rev (Phs Apple Valley Senior Hsg Proj.) Series 2025A, 5.375% 9/1/2045	400,000	407,889
Apple Vy Minn Sr Hsg Rev (Phs Apple Valley Senior Hsg Proj.) Series 2025A, 5.5% 9/1/2055	500,000	506,874
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2031	210,000	228,770
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2032	275,000	302,059
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2033	315,000	348,082
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2034	305,000	339,904
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2035	320,000	354,578
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2036	335,000	368,369
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2037	280,000	305,359
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2038	370,000	400,984
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2039	385,000	414,579
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2032	535,000	562,967
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2035	550,000	570,949
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2037	1,140,000	1,175,955
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2039	250,000	255,102
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2026	360,000	363,396
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2028	935,000	986,182
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2029	1,035,000	1,114,358
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2031	1,220,000	1,358,334
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	2,115,000	1,958,902
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2041	930,000	787,424
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 4% 9/1/2035	1,260,000	1,249,221
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2028	695,000	695,721
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2030	1,500,000	1,501,335
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2031	1,300,000	1,301,121
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2032	1,000,000	1,000,810
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2026 (North Memorial Med Center, MN Guaranteed)	1,355,000	1,360,020
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2027 (North Memorial Med Center, MN Guaranteed)	1,400,000	1,421,276
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2028 (North Memorial Med Center, MN Guaranteed)	2,915,000	2,955,536
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2029 (North Memorial Med Center, MN Guaranteed)	1,000,000	1,015,965
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2030 (North Memorial Med Center, MN Guaranteed)	900,000	913,857
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2031 (North Memorial Med Center, MN Guaranteed)	580,000	588,595
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2032 (North Memorial Med Center, MN Guaranteed)	500,000	507,045
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2039	1,000,000	1,109,702
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2040	2,100,000	2,301,385
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2041	4,000,000	4,324,242
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2036	5,410,000	5,465,148
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2037	5,410,000	5,446,864
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2038	1,785,000	1,792,870
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2039	1,265,000	1,265,156
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2040	8,860,000	8,775,725
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (c)	11,625,000	12,627,244
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) 5% 11/15/2027 (Assured Guaranty Inc Insured)	850,000	850,656
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) 5% 11/15/2032	2,200,000	2,201,600
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 C, 2.55% 11/15/2048, LOC Bank of America NA VRDN (c)	10,050,000	10,050,000
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 4% 1/1/2049	3,000,000	2,698,854
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2041	2,300,000	2,462,655
Rochester MN Health Care Facs (Mayo Clinic Proj.) 1.85% 11/15/2064 (Liquidity Facility Bank of America NA) VRDN (c)	24,425,000	24,425,000
Rochester MN Health Care Facs (Mayo Clinic Proj.) 2.35% 11/15/2038 VRDN (c)	3,000,000	3,000,000
Rochester MN Health Care Facs (Mayo Clinic Proj.) 4.375% 11/15/2053	1,000,000	991,643
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2022, 4% 11/15/2039	2,670,000	2,746,744
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2025D, 1.7% 11/15/2064, LOC Barclays Bank PLC VRDN (c)	1,400,000	1,400,000
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2025, 5.75% 11/1/2055	1,000,000	994,827
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2043	600,000	632,511
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2044	1,000,000	1,045,584
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2054	5,500,000	5,604,139
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	175,000	168,938
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2028	460,000	474,194
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2030	650,000	669,543
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2031	845,000	869,758
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2034	665,000	681,677
Wadena Minn Rev Series 2024 A, 5% 12/1/2028 (Centracare Health System Guaranteed)	275,000	290,223
Wadena Minn Rev Series 2024 A, 5% 12/1/2029 (Centracare Health System Guaranteed)	285,000	305,849
Wadena Minn Rev Series 2024 A, 5% 12/1/2030 (Centracare Health System Guaranteed)	380,000	414,016
Wadena Minn Rev Series 2024 A, 5% 12/1/2031 (Centracare Health System Guaranteed)	395,000	435,968
Wadena Minn Rev Series 2024 A, 5% 12/1/2032 (Centracare Health System Guaranteed)	365,000	406,835
Wadena Minn Rev Series 2024 A, 5% 12/1/2045 (Centracare Health System Guaranteed)	1,900,000	1,969,115
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2049	500,000	488,895
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2054	1,000,000	959,827
TOTAL HEALTH CARE		137,968,905
Housing - 10.3%
City of Mounds View MN Series 2024, 3.375% tender 3/1/2046 (c)	3,250,000	3,265,646
Coon Rapids Minn Multifamily Rev 2.7% 8/1/2035 (Fannie Mae Guaranteed)	2,484,458	2,247,875
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,754,902	5,693,054
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 1.95% 1/1/2030	1,425,000	1,335,826
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3% 1/1/2051	785,000	776,418
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	4,595,000	4,581,965
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	2,225,000	2,218,681
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 4.25% 7/1/2049	1,385,000	1,398,683
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	1,880,000	1,990,570
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 B, 2.4% 1/1/2035	1,215,000	1,074,656
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 I, 3% 1/1/2051	2,870,000	2,837,811
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 G, 2.4% 7/1/2033 (e)	830,000	726,063
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 3% 7/1/2052	825,000	813,143
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 B, 5.75% 7/1/2053	2,400,000	2,536,582
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	890,000	953,728
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	1,775,000	1,919,723
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) 3.5% 7/1/2046	780,000	779,354
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2020 B, 2.625% 1/1/2040	835,000	689,200
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.3% 7/1/2041	3,345,000	2,587,132
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.45% 7/1/2046	3,320,000	2,387,773
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2024A, 6.25% 1/1/2054	5,550,000	6,010,484
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 C, 3.15% 6/1/2049	629,629	577,585
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 H, 2.47% 1/1/2050	1,312,183	1,098,987
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2020 B, 2.35% 6/1/2050	551,457	446,154
Minnesota St Hsg Fin Agy Series 2025 L, 6% 7/1/2056	6,000,000	6,650,760
Woodbury Minn Hsg & Redev Authmultifamily Hsg Rev Series 2025, 3.2% tender 2/1/2046 (c)	2,600,000	2,612,344
TOTAL HOUSING		58,210,197
Other - 0.8%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2026	500,000	503,160
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2028	1,000,000	1,036,530
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2030	625,000	651,594
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2031	700,000	730,139
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2033	1,400,000	1,458,492
TOTAL OTHER		4,379,915
Transportation - 5.8%
Minneapolis Met Airport Commis 5% 1/1/2027 (e)	350,000	356,999
Minneapolis Met Airport Commis 5% 1/1/2028 (e)	430,000	437,548
Minneapolis Met Airport Commis 5% 1/1/2029 (e)	240,000	244,140
Minneapolis Met Airport Commis 5% 1/1/2030 (e)	480,000	488,357
Minneapolis Met Airport Commis 5% 1/1/2031 (e)	200,000	203,455
Minneapolis Met Airport Commis 5% 1/1/2032 (e)	200,000	203,364
Minneapolis Met Airport Commis 5% 1/1/2033 (e)	220,000	223,536
Minneapolis Met Airport Commis 5% 1/1/2034 (e)	225,000	228,431
Minneapolis Met Airport Commis 5% 1/1/2035 (e)	225,000	228,266
Minneapolis Met Airport Commis 5% 1/1/2036 (e)	220,000	222,968
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2030	4,540,000	4,641,525
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2031	2,400,000	2,452,152
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2032	2,900,000	2,961,698
Minneapolis Met Airport Commis Series 2022B, 4.25% 1/1/2042 (e)	1,780,000	1,741,330
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2047 (e)	1,600,000	1,621,261
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2044 (e)	3,000,000	3,162,688
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2049 (e)	12,690,000	13,095,914
TOTAL TRANSPORTATION		32,513,632
Water & Sewer - 0.3%
St Paul Minn Wtr Rev (St Paul MN Swr Rev Proj.) 2% 12/1/2041	1,220,000	843,757
St Paul Minn Wtr Rev Series 2023A, 4% 12/1/2047	1,000,000	979,896
TOTAL WATER & SEWER		1,823,653
TOTAL MINNESOTA		537,155,007
Puerto Rico - 1.6%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	1,705,673	1,234,301
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	630,445
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,420,000	1,560,020
TOTAL GENERAL OBLIGATIONS		3,424,766
Health Care - 0.6%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	105,000	102,433
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	85,000	77,067
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	940,000	960,188
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	565,000	602,391
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	1,380,000	1,479,033
TOTAL HEALTH CARE		3,221,112
Housing - 0.4%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	2,565,000	2,674,128
TOTAL PUERTO RICO		9,320,006
TOTAL MUNICIPAL SECURITIES (Cost $555,815,760)		555,706,943

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $555,815,760)	555,706,943
NET OTHER ASSETS (LIABILITIES) - 1.7%	9,570,951
NET ASSETS - 100.0%	565,277,894

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	47,068,781	-	47,068,781	-
Electric Utilities	35,463,998	-	35,463,998	-
Escrowed/Pre-Refunded	543,707	-	543,707	-
General Obligations	223,630,696	-	223,630,696	-
Health Care	141,190,017	-	141,190,017	-
Housing	60,884,325	-	60,884,325	-
Other	4,379,915	-	4,379,915	-
Special Tax	3,008,219	-	3,008,219	-
Synthetics	5,200,000	-	5,200,000	-
Transportation	32,513,632	-	32,513,632	-
Water & Sewer	1,823,653	-	1,823,653	-

Total Investments in Securities:	555,706,943	-	555,706,943	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $555,815,760)		$555,706,943
Cash		3,843,675
Receivable for investments sold		7,613
Receivable for fund shares sold		402,140
Interest receivable		6,349,204
Prepaid expenses		375
Other receivables		805
Total assets		566,310,755
Liabilities
Payable for fund shares redeemed	$234,379
Distributions payable	533,558
Accrued management fee	208,030
Audit fee payable	46,980
Other payables and accrued expenses	9,914
Total liabilities		1,032,861
Net Assets		$565,277,894
Net Assets consist of:
Paid in capital		$580,331,033
Total accumulated earnings (loss)		(15,053,139)
Net Assets		$565,277,894
Net Asset Value, offering price and redemption price per share ($565,277,894 ÷ 50,384,397 shares)		$11.22
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$18,687,345
Expenses
Management fee	$2,381,469
Custodian fees and expenses	7,222
Independent trustees' fees and expenses	1,292
Registration fees	47,957
Audit fees	56,075
Legal	9,764
Miscellaneous	1,912
Total expenses before reductions	2,505,691
Expense reductions	(4,490)
Total expenses after reductions		2,501,201
Net Investment income (loss)		16,186,144
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,865,947)
Total net realized gain (loss)		(3,865,947)
Change in net unrealized appreciation (depreciation) on investment securities		12,653,084
Net gain (loss)		8,787,137
Net increase (decrease) in net assets resulting from operations		$24,973,281
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,186,144	$15,466,567
Net realized gain (loss)	(3,865,947)	(3,937,879)
Change in net unrealized appreciation (depreciation)	12,653,084	(4,951,233)
Net increase (decrease) in net assets resulting from operations	24,973,281	6,577,455
Distributions to shareholders	(14,602,432)	(14,430,016)

Share transactions
Proceeds from sales of shares	138,335,269	86,863,090
Reinvestment of distributions	8,365,649	8,439,448
Cost of shares redeemed	(122,353,619)	(117,161,665)

Net increase (decrease) in net assets resulting from share transactions	24,347,299	(21,859,127)
Total increase (decrease) in net assets	34,718,148	(29,711,688)

Net Assets
Beginning of period	530,559,746	560,271,434
End of period	$565,277,894	$530,559,746

Other Information
Shares
Sold	12,602,830	7,840,624
Issued in reinvestment of distributions	760,676	763,304
Redeemed	(11,205,297)	(10,586,019)
Net increase (decrease)	2,158,209	(1,982,091)

Financial Highlights
Fidelity® Minnesota Municipal Income Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.00	$11.16	$10.88	$12.01	$12.18
Income from Investment Operations
Net investment income (loss) A,B	.336	.313	.259	.230	.227
Net realized and unrealized gain (loss)	.187	(.181)	.277	(1.126)	(.143)
Total from investment operations	.523	.132	.536	(.896)	.084
Distributions from net investment income	(.301)	(.291)	(.256)	(.229)	(.222)
Distributions from net realized gain	(.002)	(.001)	-	(.005)	(.032)
Total distributions	(.303)	(.292)	(.256)	(.234)	(.254)
Net asset value, end of period	$11.22	$11.00	$11.16	$10.88	$12.01
Total Return C	4.85%	1.20%	5.02%	(7.47)%	.70%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.48%	.51%	.51%	.49%
Expenses net of fee waivers, if any	.47%	.47%	.50%	.50%	.49%
Expenses net of all reductions, if any	.47%	.47%	.50%	.50%	.48%
Net investment income (loss)	3.06%	2.83%	2.38%	2.07%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$565,278	$530,560	$560,271	$572,868	$699,070
Portfolio turnover rate F	29%	26%	19%	17%	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,000,898
Gross unrealized depreciation	(8,313,293)
Net unrealized appreciation (depreciation)	$2,687,605
Tax Cost	$553,019,338

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$339,388
Capital loss carryforward	$(18,080,132)
Net unrealized appreciation (depreciation) on securities and other investments	$2,687,605

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,241,599)
Long-term	(16,838,533)
Total capital loss carryforward	$(18,080,132)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Tax-exempt Income	14,503,871	14,381,456
Ordinary Income	$98,561	$ 48,560
Total	$14,602,432	$ 14,430,016
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Minnesota Municipal Income Fund	142,954,654	148,270,246
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Minnesota Municipal Income Fund	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Minnesota Municipal Income Fund	.45

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Minnesota Municipal Income Fund	1,412,884	-	-
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Minnesota Municipal Income Fund	724
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,490.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Minnesota Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Minnesota Municipal Income Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 5.61% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Minnesota Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board considered that the fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.539899.128
MNF-ANN-0226
Fidelity® Michigan Municipal Income Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Michigan Municipal Income Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 97.2%
	Principal Amount (a)	Value ($)
Guam - 0.9%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,023,712
Water & Sewer - 0.7%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2039	1,000,000	1,108,781
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2040	1,105,000	1,212,148
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.5% 7/1/2043	750,000	811,478
TOTAL WATER & SEWER		3,132,407
TOTAL GUAM		4,156,119
Michigan - 95.3%
Education - 10.0%
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2043 (Assured Guaranty Inc Insured)	1,715,000	1,841,316
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2044 (Assured Guaranty Inc Insured)	1,010,000	1,077,215
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2045 (Assured Guaranty Inc Insured)	800,000	847,675
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2049 (Assured Guaranty Inc Insured)	2,000,000	2,092,232
Grand Valley MI St Univ Rev 5% 12/1/2034	1,075,000	1,132,117
Grand Valley MI St Univ Rev 5% 12/1/2035	1,225,000	1,286,869
Grand Valley MI St Univ Rev 5% 12/1/2037	1,375,000	1,436,189
Michigan Finance Authority (Calvin University Proj.) 3% 9/1/2050	2,320,000	1,610,386
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2038	1,270,000	1,348,964
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2036	690,000	700,031
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	2,610,000	2,360,575
Michigan Finance Authority (Lawrence Technological University Proj.) 4% 2/1/2032	285,000	282,585
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2027	100,000	99,833
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2042	1,120,000	971,154
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2032	1,110,000	1,185,569
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2033	1,250,000	1,335,984
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2037	2,000,000	2,075,304
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.25% 11/1/2035	1,400,000	1,500,625
Michigan St Univ Revs Series 2024A, 5.25% 8/15/2054	3,000,000	3,186,282
Michigan St Univ Revs Series 2025A, 5.25% 2/15/2050	2,150,000	2,315,513
Michigan Technological Univ Series 2021, 4% 10/1/2046	2,835,000	2,628,946
Northern MI Univ Revs Series 2021, 4% 6/1/2039	900,000	910,797
Northern MI Univ Revs Series 2021, 4% 6/1/2040	500,000	501,854
Northern MI Univ Revs Series 2021, 4% 6/1/2041	1,385,000	1,378,721
Northern MI Univ Revs Series 2021, 4% 6/1/2046	1,850,000	1,681,663
Northern MI Univ Revs Series 2021, 5% 6/1/2032	375,000	412,990
Northern MI Univ Revs Series 2021, 5% 6/1/2033	365,000	400,344
Northern MI Univ Revs Series 2021, 5% 6/1/2034	375,000	410,026
Northern MI Univ Revs Series 2021, 5% 6/1/2035	375,000	408,719
Northern MI Univ Revs Series 2021, 5% 6/1/2036	400,000	432,856
Wayne St Univ MI Univ Revs Series 2023A, 4% 11/15/2039 (Build America Mutual Assurance Co Insured)	2,000,000	2,059,359
Wayne St Univ MI Univ Revs Series 2023A, 4% 11/15/2040 (Build America Mutual Assurance Co Insured)	1,500,000	1,531,334
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,154,065
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2036 (Build America Mutual Assurance Co Insured)	1,200,000	1,373,268
Wayne St Univ MI Univ Revs Series 2025A, 5.25% 11/15/2055	1,000,000	1,050,490
Western MI Univ Revs Series 2021 A, 5% 11/15/2031 (Assured Guaranty Inc Insured)	150,000	166,758
Western MI Univ Revs Series 2021 A, 5% 11/15/2032 (Assured Guaranty Inc Insured)	300,000	331,820
Western MI Univ Revs Series 2021 A, 5% 11/15/2036 (Assured Guaranty Inc Insured)	400,000	433,541
Western MI Univ Revs Series 2021 A, 5% 11/15/2038 (Assured Guaranty Inc Insured)	625,000	671,020
Western MI Univ Revs Series 2021 A, 5% 11/15/2040 (Assured Guaranty Inc Insured)	635,000	673,492
Western MI Univ Revs Series 2025A, 5.25% 11/15/2054	1,000,000	1,053,120
TOTAL EDUCATION		48,351,601
Electric Utilities - 4.6%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (c)	2,000,000	1,983,124
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2054	2,000,000	2,087,665
Marquette MI Lt & Pwr Elec Util 5% 7/1/2029	780,000	787,929
Marquette MI Lt & Pwr Elec Util 5% 7/1/2030	900,000	908,926
Marquette MI Lt & Pwr Elec Util 5% 7/1/2031	780,000	787,466
Marquette MI Lt & Pwr Elec Util 5% 7/1/2032	1,000,000	1,009,275
Marquette MI Lt & Pwr Elec Util 5% 7/1/2033	705,000	711,155
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2038	1,700,000	1,858,352
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2039	1,000,000	1,085,393
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/29/2040	600,000	654,321
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (c)(d)	7,000,000	6,864,421
Michigan St Strategic Fd Ltd Oblig Rev (DTE Electric Co Proj.) 1.35% 8/1/2029	2,000,000	1,826,359
Michigan St Strategic Fd Ltd Oblig Rev (DTE Electric Co Proj.) 1.45% 9/1/2030	2,000,000	1,782,623
TOTAL ELECTRIC UTILITIES		22,347,009
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	5,000	5,041
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2030 (Pre-refunded to 5/15/2026 at 100)	30,000	30,245
TOTAL ESCROWED/PRE-REFUNDED		35,286
General Obligations - 28.6%
Barry Cnty Mich Gen. Oblig. 2% 3/1/2037	260,000	204,750
Berkley Mich Sch Dist 4% 5/1/2031 (State of Michigan Guaranteed)	535,000	569,854
Berkley Mich Sch Dist 4% 5/1/2033 (State of Michigan Guaranteed)	210,000	225,802
Berkley Mich Sch Dist 5% 5/1/2040 (State of Michigan Guaranteed)	310,000	347,851
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2030 (State of Michigan Guaranteed)	375,000	412,991
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2031 (State of Michigan Guaranteed)	450,000	504,855
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2032 (State of Michigan Guaranteed)	400,000	455,795
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2033 (State of Michigan Guaranteed)	500,000	576,914
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2036 (State of Michigan Guaranteed)	540,000	622,119
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,075,000	1,229,055
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2038 (State of Michigan Guaranteed)	575,000	652,423
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2039 (State of Michigan Guaranteed)	650,000	732,327
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2040 (State of Michigan Guaranteed)	350,000	391,116
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2041 (State of Michigan Guaranteed)	775,000	853,674
Birmingham Ciy School District Series 2024, 5% 5/1/2033	350,000	401,331
Birmingham Ciy School District Series 2024, 5% 5/1/2034	425,000	484,686
Birmingham Ciy School District Series 2024, 5% 5/1/2035	450,000	510,511
Birmingham Ciy School District Series 2024, 5% 5/1/2036	300,000	337,759
Birmingham Ciy School District Series 2024, 5% 5/1/2037	280,000	313,091
Birmingham Ciy School District Series 2024, 5% 5/1/2038	600,000	666,767
Brighton MI Area School Dist Series 2020, 3% 5/1/2036 (State of Michigan Guaranteed)	1,260,000	1,162,453
Byron Center Mich Pub Schs Series 2023 II, 5.25% 5/1/2053 (State of Michigan Guaranteed)	3,570,000	3,769,598
Charles Stewart Mott Cmnty College Dist MI Gen. Oblig. Series 2020, 2.125% 5/1/2034 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	825,000	709,015
City of Lansing MI Gen. Oblig. 4% 6/1/2040 (Assured Guaranty Inc Insured)	4,810,000	4,874,273
Clarkston MI Cmnty Schs Series 2025 II, 5.25% 5/1/2050 (State of Michigan Guaranteed)	2,000,000	2,116,997
County of Genesee MI Water Supply System Revenue (Genesee Cnty MI Proj.) Gen. Oblig. 5% 11/1/2037 (Assured Guaranty Inc Insured)	1,000,000	1,136,411
County of Genesee MI Water Supply System Revenue (Genesee Cnty MI Proj.) Gen. Oblig. 5% 11/1/2038 (Assured Guaranty Inc Insured)	800,000	901,433
Crestwood Mich Sch Dist 5% 5/1/2045 (State of Michigan Guaranteed)	400,000	422,468
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2035	1,040,000	1,122,411
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2036	435,000	467,547
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2037	465,000	497,572
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2038	490,000	522,222
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2037	1,875,000	1,990,096
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2039	1,210,000	1,272,878
Detroit MI Gen. Oblig. Series 2023C, 6% 5/1/2043	1,500,000	1,652,864
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2038	3,520,000	3,815,228
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2039	3,700,000	3,985,959
Farmington Mich Pub Sch Dist Series 2020, 4% 5/1/2040	3,000,000	3,024,400
Ferndale Mich Pub Schs Series 2020, 3% 5/1/2045 (State of Michigan Guaranteed)	1,000,000	796,990
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2026 (d)	225,000	225,000
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2029 (d)	525,000	557,546
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2030 (d)	425,000	459,093
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2031 (d)	725,000	796,221
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2032 (d)	725,000	807,357
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2033 (d)	1,000,000	1,106,275
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2034 (d)	1,000,000	1,101,442
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2037 (d)	700,000	759,160
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2038 (d)	1,170,000	1,261,391
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2039 (d)	1,000,000	1,073,516
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2040 (d)	1,000,000	1,061,162
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2041 (d)	1,100,000	1,158,558
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2046 (d)	2,000,000	2,046,644
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2024, 5% 1/1/2049 (d)	3,040,000	3,091,232
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2055	2,000,000	2,079,921
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Inc Insured)	480,000	494,029
Grandville Mich Pub Schs Dist Series I, 4% 5/1/2039 (Assured Guaranty Inc Insured)	1,000,000	1,013,935
Grandville Mich Pub Schs Dist Series I, 4% 5/1/2040 (Assured Guaranty Inc Insured)	1,300,000	1,320,446
Grosse Pointe MI Pub Sch Sys Series 2021, 3% 5/1/2033	1,000,000	989,704
Grosse Pointe Park Mich Gen. Oblig. Series 2019, 2.375% 10/1/2039	510,000	412,334
Holland MI Sch Dist Series 2023 II, 4% 11/1/2039 (State of Michigan Guaranteed)	1,855,000	1,902,433
Holland MI Sch Dist Series 2023 II, 4% 11/1/2040 (State of Michigan Guaranteed)	1,915,000	1,950,807
Kalamazoo Cnty Mich Gen. Oblig. 2% 5/1/2037	2,495,000	2,007,784
Kalamazoo Cnty Mich Gen. Oblig. 3% 5/1/2030	1,690,000	1,702,600
Kalamazoo Cnty Mich Gen. Oblig. Series 2021, 2% 5/1/2038	1,660,000	1,300,953
Karegnondi Wtr Auth Mich (Genesee Cnty MI Proj.) Series 2024, 5% 11/1/2039 (Build America Mutual Assurance Co Insured)	2,250,000	2,522,637
Lanse Creuse Mich Pub Sch 5% 5/1/2049 (State of Michigan Guaranteed)	2,750,000	2,880,720
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2031 (State of Michigan Guaranteed)	605,000	675,870
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2032 (State of Michigan Guaranteed)	580,000	657,282
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2036 (State of Michigan Guaranteed)	755,000	861,950
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,000,000	1,129,876
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2038 (State of Michigan Guaranteed)	1,400,000	1,574,273
Lincoln MI Cons Sch Dist 5% 5/1/2031 (State of Michigan Guaranteed)	500,000	503,006
Lincoln MI Cons Sch Dist 5% 5/1/2032 (State of Michigan Guaranteed)	1,000,000	1,005,516
Macomb Interceptor Drain Drainage District (Macomb CO Proj.) Gen. Oblig. 5% 5/1/2034	1,750,000	1,797,512
Mattawan Consolidated School District MI Series 2024 I, 5% 5/1/2054 (State of Michigan Guaranteed)	1,000,000	1,037,401
Michigan St Bldg Auth Rev (Michigan St Proj.) 3.42% 10/15/2042 VRDN (c)	10,300,000	10,300,000
Michigan St Bldg Auth Rev (Michigan St Proj.) Series 2024 I, 3.42% 4/15/2059 VRDN (c)	1,175,000	1,174,999
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	8,670,000	6,897,313
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5% 10/15/2029	1,190,000	1,299,304
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5.25% 4/15/2059	3,000,000	3,168,991
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2021 I, 3% 10/15/2051	1,770,000	1,299,470
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 5% 10/15/2037	2,000,000	2,254,225
Midland Cnty Mich Wtr Supply Sys Lee Twp (Midland Cnty Mich Proj.) Gen. Oblig. Series 2020, 3% 9/1/2048	695,000	527,044
Orion Charter Twp Mich Gen. Oblig. Series 2020, 2% 4/1/2034	795,000	677,489
Pennfield Mich Schs Dist Series 2022, 3% 5/1/2051 (State of Michigan Guaranteed)	1,160,000	849,953
Portage MI Pub Schs 4% 11/1/2042	1,000,000	991,589
Portage MI Pub Schs 5% 11/1/2032	2,500,000	2,515,199
Portage MI Pub Schs 5% 11/1/2034	1,250,000	1,256,439
Portage Mich Gen. Oblig. 2% 7/1/2035	780,000	651,327
Portage Mich Gen. Oblig. 2% 7/1/2036	795,000	646,034
Portage Mich Gen. Oblig. 2% 7/1/2037	810,000	640,743
Saginaw Cnty MI Gen. Oblig. Series 2020B, 3% 12/1/2040	500,000	447,588
State of Michigan Gen. Oblig. 4% 5/15/2040	500,000	509,869
Utica MI Cmnty Schs Series 2024, 5% 5/1/2039 (State of Michigan Guaranteed)	1,250,000	1,391,913
Warren MI Cons Sch Dist 5% 5/1/2037 (State of Michigan Guaranteed)	3,105,000	3,575,382
Warren MI Cons Sch Dist Series 2016, 5% 5/1/2035 (State of Michigan Guaranteed)	1,250,000	1,255,074
Warren MI Cons Sch Dist Series 2018, 5% 5/1/2032 (State of Michigan Guaranteed)	1,100,000	1,157,437
Warren Mich Gen. Oblig. Series 2023, 5% 6/1/2039	1,310,000	1,445,316
Woodhaven Brownstown MI SD 5% 5/1/2055 (State of Michigan Guaranteed)	1,000,000	1,041,820
Woodhaven Brownstown MI SD Series 2021 I, 3% 11/1/2046 (State of Michigan Guaranteed)	1,000,000	770,052
Wyandotte Mich City Sch Dist 5% 5/1/2040	300,000	334,350
Wyandotte Mich City Sch Dist 5% 5/1/2041	375,000	413,400
Ypsilanti Mich Sch Dist Series 2016 A, 5% 5/1/2032 (State of Michigan Guaranteed)	2,000,000	2,010,766
TOTAL GENERAL OBLIGATIONS		139,563,158
Health Care - 13.3%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2038	1,800,000	1,742,137
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	1,395,000	1,302,325
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,440,000	1,729,329
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2030	4,970,000	5,007,752
Kent MI Hosp Fin Auth (Mary Free Bed Rehabilitation Hospital Proj.) Series 2021 A, 4% 4/1/2041	2,805,000	2,741,923
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2021, 4% 11/15/2045	500,000	424,420
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2031	860,000	867,857
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2043	2,250,000	1,981,636
Michigan Fin Auth Rev (Corewell Health Proj.) 4% 4/15/2042	2,000,000	1,985,530
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	11,850,000	11,895,569
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2031	1,170,000	1,171,984
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2032	1,895,000	1,898,100
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2033	1,915,000	1,918,032
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2034	2,135,000	2,138,255
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (c)	4,190,000	3,973,685
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	4,140,000	3,890,625
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2050	6,530,000	5,714,485
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2030	710,000	742,376
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	8,180,000	7,381,881
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,000,000	1,431,515
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 4% 5/15/2027	275,000	274,516
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 5% 5/15/2044	1,500,000	1,454,072
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) Series 2019, 5% 11/15/2034	460,000	471,239
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2036	770,000	786,029
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2039	1,430,000	1,441,589
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2040	490,000	491,922
TOTAL HEALTH CARE		64,858,783
Housing - 9.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3% 6/1/2051	1,580,000	1,559,822
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,700,000	1,696,661
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5% 6/1/2053	1,595,000	1,662,148
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	1,790,000	1,890,603
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 6.25% 12/1/2055	1,980,000	2,194,987
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018 A, 4% 12/1/2048	300,000	301,002
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018C, 4.25% 6/1/2049	810,000	815,785
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019 B, 3.75% 6/1/2050	1,185,000	1,187,279
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	1,900,000	1,871,661
Michigan Hsg Dev Auth Rent Hsg Rev (Mi Single Family Mortgage Proj.) Series 2022B, 2.25% 6/1/2046, LOC Barclays Bank PLC VRDN (c)	10,000,000	10,000,000
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 6% 6/1/2054	2,295,000	2,490,688
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.125% 10/1/2036	1,775,000	1,471,274
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,000,000	1,373,904
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	2,095,000	1,353,107
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	1,660,000	1,782,695
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023A, 3.8% 12/1/2033	1,490,000	1,513,463
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	3,000,000	2,461,557
Michigan Hsg Dev Rental Hsg Series 2017 A, 3.75% 10/1/2042	2,000,000	1,918,072
Michigan Hsg Dev Rental Hsg Series 2018 A, 3.8% 10/1/2038	3,965,000	3,933,984
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	2,500,000	2,035,990
TOTAL HOUSING		43,514,682
Industrial Development - 1.0%
Michigan St Strategic Fd Ltd Oblig Rev (Graphic Packaging Intl Inc Proj.) 4% tender 10/1/2061 (c)(d)	5,000,000	4,994,675
Special Tax - 1.5%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2048	890,000	923,716
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Gen. Oblig. 4% 11/1/2055	2,500,000	2,259,958
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2035	1,000,000	1,045,526
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2036	1,250,000	1,302,914
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2038 (Build America Mutual Assurance Co Insured)	1,595,000	1,651,591
TOTAL SPECIAL TAX		7,183,705
Tobacco Bonds - 3.2%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2035	2,000,000	2,037,142
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2037	2,000,000	2,015,687
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2040	2,000,000	1,954,318
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	7,250,000	6,245,207
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	3,000,000	3,057,143
TOTAL TOBACCO BONDS		15,309,497
Transportation - 13.4%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 4.25% 12/31/2038 (Assured Guaranty Inc Insured) (d)	5,840,000	5,845,558
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (d)	490,000	496,874
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2028 (d)	440,000	458,873
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2030 (d)	4,080,000	4,252,977
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2031 (d)	3,210,000	3,339,996
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2032 (d)	1,875,000	1,945,732
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2033 (d)	2,000,000	2,070,627
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2043 (d)	5,000,000	5,014,220
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2029 (d)	35,000	36,509
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2031 (d)	625,000	650,902
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2033 (d)	2,415,000	2,503,174
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	545,000	558,634
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2030 (d)	5,865,000	6,152,284
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2031 (d)	2,825,000	2,959,914
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2032 (d)	2,945,000	3,079,482
Wayne Cnty Mich Arpt Auth Rev Series 2021 A, 5% 12/1/2038	1,250,000	1,355,031
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (d)	1,225,000	1,317,496
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2037 (d)	1,520,000	1,616,296
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2046 (d)	1,280,000	1,297,515
Wayne Cnty Mich Arpt Auth Rev Series 2023 D, 5% 12/1/2030 (Assured Guaranty Inc Insured) (d)	1,270,000	1,386,777
Wayne Cnty Mich Arpt Auth Rev Series 2023 D, 5.25% 12/1/2037 (Assured Guaranty Inc Insured) (d)	900,000	1,001,880
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.25% 12/1/2037 (Assured Guaranty Inc Insured) (d)	1,000,000	1,113,200
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.25% 12/1/2038 (Assured Guaranty Inc Insured) (d)	900,000	996,343
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2039 (Assured Guaranty Inc Insured) (d)	635,000	714,679
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2041 (Assured Guaranty Inc Insured) (d)	1,685,000	1,863,012
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2042 (Assured Guaranty Inc Insured) (d)	800,000	876,079
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2043 (Assured Guaranty Inc Insured) (d)	675,000	732,771
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.5% 12/1/2050	2,000,000	2,172,410
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2029 (d)	565,000	603,554
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2030 (d)	555,000	601,541
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2031 (d)	850,000	929,069
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2041 (d)	800,000	903,469
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2043 (d)	625,000	690,510
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.75% 12/1/2050 (d)	2,650,000	2,891,130
Wayne Cnty Mich Arpt Auth Rev Series 2025 D, 5% 12/1/2041 (d)	575,000	614,711
Wayne Cnty Mich Arpt Auth Rev Series 2025 D, 5% 12/1/2042 (d)	625,000	660,964
Wayne Cnty Mich Arpt Auth Rev Series 2025 D, 5% 12/1/2043 (d)	450,000	470,521
Wayne Cnty Mich Arpt Auth Rev Series 2025 D, 5% 12/1/2044 (d)	575,000	594,649
TOTAL TRANSPORTATION		64,769,363
Water & Sewer - 10.7%
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth Mich Proj.) 5% 7/1/2036 (National Public Finance Guarantee Corporation Insured)	10,000	10,019
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth Mich Proj.) 5.5% 7/1/2029 (Assured Guaranty Inc Insured)	20,000	21,019
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2033 (Assured Guaranty Inc Insured)	735,000	769,825
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2034 (Assured Guaranty Inc Insured)	520,000	545,171
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2035 (Assured Guaranty Inc Insured)	500,000	523,736
Genesee Cnty MI Series 2025, 5% 2/1/2043 (Build America Mutual Assurance Co Insured)	1,000,000	1,081,539
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2034	550,000	573,556
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2038	655,000	677,740
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2028	1,200,000	1,256,214
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2029	2,810,000	3,006,845
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2030	3,830,000	4,190,430
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2031	1,400,000	1,558,276
Grand Rapids MI San Swr Sys Series 2025, 5% 1/1/2032	3,000,000	3,390,267
Grand Rapids MI Wtr Supply Sys 5% 1/1/2028	1,220,000	1,277,151
Grand Rapids MI Wtr Supply Sys 5% 1/1/2029	2,000,000	2,140,104
Grand Rapids MI Wtr Supply Sys 5% 1/1/2030	2,215,000	2,423,447
Grand Rapids MI Wtr Supply Sys 5% 1/1/2031	1,150,000	1,280,013
Grand Rapids MI Wtr Supply Sys 5% 1/1/2032	1,070,000	1,209,195
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2031	250,000	250,115
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2032	320,000	320,147
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2033	550,000	550,253
Great Lakes Sewer Auth Mich Series 2025 C, 5.25% 7/1/2043	540,000	594,953
Great Lakes Sewer Auth Mich Series 2025 C, 5.25% 7/1/2044	1,700,000	1,859,789
Great Lakes Sewer Auth Mich Series B, 5% 7/1/2027	15,000	15,175
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2024B, 5% 7/1/2036	1,500,000	1,706,339
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2029	1,250,000	1,353,635
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2030	1,400,000	1,547,526
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2043	3,270,000	3,602,774
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2044	1,365,000	1,493,301
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2045	4,000,000	4,351,062
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2055	600,000	643,909
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5% 7/1/2029	500,000	541,454
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5% 7/1/2030	875,000	967,204
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5.25% 7/1/2043	1,500,000	1,656,589
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5.25% 7/1/2044	1,040,000	1,139,393
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2044	3,000,000	3,242,727
TOTAL WATER & SEWER		51,770,892
TOTAL MICHIGAN		462,698,651
Puerto Rico - 1.0%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (b)	1,643,730	1,189,476
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	630,445
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,410,000	1,549,033
TOTAL GENERAL OBLIGATIONS		3,368,954
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	195,000	190,233
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	845,000	900,920
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	360,000	385,835
TOTAL HEALTH CARE		1,476,988
TOTAL PUERTO RICO		4,845,942
TOTAL MUNICIPAL SECURITIES (Cost $478,326,606)		471,700,712

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (e)(f) (Cost $9,729,471)	3.07	9,727,525	9,729,471

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $488,056,077)	481,430,183
NET OTHER ASSETS (LIABILITIES) - 0.8%	3,943,243
NET ASSETS - 100.0%	485,373,426

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,338,870	154,550,105	154,159,504	513,433	-	-	9,729,471	9,727,525	0.2%
Total	9,338,870	154,550,105	154,159,504	513,433	-	-	9,729,471

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	48,351,601	-	48,351,601	-
Electric Utilities	23,370,721	-	23,370,721	-
Escrowed/Pre-Refunded	35,286	-	35,286	-
General Obligations	142,932,112	-	142,932,112	-
Health Care	66,335,771	-	66,335,771	-
Housing	43,514,682	-	43,514,682	-
Industrial Development	4,994,675	-	4,994,675	-
Special Tax	7,183,705	-	7,183,705	-
Tobacco Bonds	15,309,497	-	15,309,497	-
Transportation	64,769,363	-	64,769,363	-
Water & Sewer	54,903,299	-	54,903,299	-

Money Market Funds	9,729,471	9,729,471	-	-
Total Investments in Securities:	481,430,183	9,729,471	471,700,712	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $478,326,606)	$471,700,712
Fidelity Central Funds (cost $9,729,471)	9,729,471

Total Investment in Securities (cost $488,056,077)		$481,430,183
Cash		100,000
Receivable for fund shares sold		345,833
Interest receivable		4,203,604
Distributions receivable from Fidelity Central Funds		36,161
Prepaid expenses		332
Total assets		486,116,113
Liabilities
Payable for fund shares redeemed	$166,733
Distributions payable	350,130
Accrued management fee	177,085
Audit fee payable	46,980
Other payables and accrued expenses	1,759
Total liabilities		742,687
Net Assets		$485,373,426
Net Assets consist of:
Paid in capital		$507,029,473
Total accumulated earnings (loss)		(21,656,047)
Net Assets		$485,373,426
Net Asset Value, offering price and redemption price per share ($485,373,426 ÷ 41,637,446 shares)		$11.66
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$15,440,789
Income from Fidelity Central Funds		513,160
Total income		15,953,949
Expenses
Management fee	$2,046,451
Custodian fees and expenses	6,310
Independent trustees' fees and expenses	1,134
Registration fees	34,544
Audit fees	56,071
Legal	8,795
Miscellaneous	1,415
Total expenses before reductions	2,154,720
Expense reductions	(61)
Total expenses after reductions		2,154,659
Net Investment income (loss)		13,799,290
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,769,787)
Capital gain distributions from Fidelity Central Funds	273
Total net realized gain (loss)		(2,769,514)
Change in net unrealized appreciation (depreciation) on investment securities		8,675,192
Net gain (loss)		5,905,678
Net increase (decrease) in net assets resulting from operations		$19,704,968
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,799,290	$12,971,644
Net realized gain (loss)	(2,769,514)	(1,772,120)
Change in net unrealized appreciation (depreciation)	8,675,192	(1,836,819)
Net increase (decrease) in net assets resulting from operations	19,704,968	9,362,705
Distributions to shareholders	(13,472,108)	(12,733,766)

Share transactions
Proceeds from sales of shares	88,995,277	64,927,639
Reinvestment of distributions	9,708,288	9,261,409
Cost of shares redeemed	(82,597,139)	(78,544,171)

Net increase (decrease) in net assets resulting from share transactions	16,106,426	(4,355,123)
Total increase (decrease) in net assets	22,339,286	(7,726,184)

Net Assets
Beginning of period	463,034,140	470,760,324
End of period	$485,373,426	$463,034,140

Other Information
Shares
Sold	7,784,638	5,630,202
Issued in reinvestment of distributions	848,214	804,034
Redeemed	(7,244,016)	(6,816,118)
Net increase (decrease)	1,388,836	(381,882)

Financial Highlights
Fidelity® Michigan Municipal Income Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$11.59	$11.21	$12.64	$12.77
Income from Investment Operations
Net investment income (loss) A,B	.339	.319	.283	.261	.265
Net realized and unrealized gain (loss)	.152	(.096)	.377	(1.418)	(.070)
Total from investment operations	.491	.223	.660	(1.157)	.195
Distributions from net investment income	(.330)	(.312)	(.280)	(.260)	(.265)
Distributions from net realized gain	(.001)	(.001)	-	(.013)	(.060)
Total distributions	(.331)	(.313)	(.280)	(.273)	(.325)
Net asset value, end of period	$11.66	$11.50	$11.59	$11.21	$12.64
Total Return C	4.36%	1.95%	6.00%	(9.18)%	1.54%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.46%	.47%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.46%	.46%	.49%	.49%	.48%
Expenses net of all reductions, if any	.46%	.46%	.49%	.49%	.48%
Net investment income (loss)	2.97%	2.76%	2.51%	2.25%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$485,373	$463,034	$470,760	$496,826	$731,602
Portfolio turnover rate F	29%	17%	21%	8%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Michigan Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Michigan.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,793,392
Gross unrealized depreciation	(13,666,092)
Net unrealized appreciation (depreciation)	$(5,872,700)
Tax Cost	$487,302,883

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Capital loss carryforward	$(15,781,090)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,872,700)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,266,640)
Long-term	(14,514,450)
Total capital loss carryforward	$(15,781,090)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Tax-exempt Income	13,430,659	12,693,253
Ordinary Income	$41,449	$ 40,513
Total	$13,472,108	$ 12,733,766
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Michigan Municipal Income Fund	134,758,716	126,747,685
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Michigan Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Michigan Municipal Income Fund	.44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Michigan Municipal Income Fund	20,285	1,412,884	(41,041)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Michigan Municipal Income Fund	635
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $61.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Michigan Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Michigan Municipal Income Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 19.60% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Michigan Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has a management fee based on tiered schedules and subject to a maximum rate (the management fee). The Board also considered that in exchange for the variable management fee, the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the fund's management fee and total expense ratio, the Board considered the effective management fee rate from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board considered that the fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.540080.128
MIR-ANN-0226
Fidelity® Limited Term Municipal Income Fund

Annual Report
December 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Limited Term Municipal Income Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 94.2%
	Principal Amount (a)	Value ($)
Alabama - 6.9%
Education - 0.1%
University AL Gen Rev 5% 7/1/2031	2,285,000	2,473,761
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	1,705,000	1,724,744
General Obligations - 6.4%
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	4,000,000	4,026,403
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	95,000	98,525
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	795,000	835,936
Black Belt Energy Gas District 5% 5/1/2030 (BP PLC Guaranteed)	2,125,000	2,269,985
Black Belt Energy Gas District 5% 5/1/2031 (BP PLC Guaranteed)	4,050,000	4,344,987
Black Belt Energy Gas District 5% 5/1/2032 (BP PLC Guaranteed)	4,330,000	4,678,956
Black Belt Energy Gas District 5% 5/1/2033 (BP PLC Guaranteed)	7,025,000	7,641,787
Black Belt Energy Gas District 5.25% 12/1/2026 (Morgan Stanley Guaranteed)	1,845,000	1,875,210
Black Belt Energy Gas District 5.25% 12/1/2027 (Morgan Stanley Guaranteed)	1,170,000	1,209,705
Black Belt Energy Gas District 5.25% 12/1/2028 (Morgan Stanley Guaranteed)	1,275,000	1,338,075
Black Belt Energy Gas District 5.25% 6/1/2027 (Morgan Stanley Guaranteed)	1,290,000	1,322,126
Black Belt Energy Gas District 5.25% 6/1/2028 (Morgan Stanley Guaranteed)	1,540,000	1,603,287
Black Belt Energy Gas District 5.25% 6/1/2029 (Morgan Stanley Guaranteed)	1,000,000	1,058,014
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	18,350,000	19,373,989
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	6,200,000	6,496,682
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,990,000	7,374,669
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	5,250,000	5,628,843
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2026 (Morgan Stanley Guaranteed)	1,500,000	1,503,999
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2027 (Morgan Stanley Guaranteed)	2,440,000	2,459,373
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2028 (Morgan Stanley Guaranteed)	3,780,000	3,830,346
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,035,000	6,246,765
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000,000	10,573,761
Southeast Energy Authority A Cooperative District 5% 1/1/2030 (Athene Annuity And Life Company Guaranteed)	1,175,000	1,231,237
Southeast Energy Authority A Cooperative District 5% 1/1/2031 (Athene Annuity And Life Company Guaranteed)	2,000,000	2,113,476
Southeast Energy Authority A Cooperative District 5% 7/1/2029 (Athene Annuity And Life Company Guaranteed)	1,580,000	1,650,021
Southeast Energy Authority A Cooperative District 5% 7/1/2030 (Athene Annuity And Life Company Guaranteed)	1,250,000	1,316,883
Southeast Energy Authority A Cooperative District 5% 7/1/2031 (Athene Annuity And Life Company Guaranteed)	1,400,000	1,484,968
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	6,230,000	6,667,350
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2030 (Pacific Life Insurance Co Guaranteed)	1,500,000	1,603,110
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2031 (Pacific Life Insurance Co Guaranteed)	1,355,000	1,462,585
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	18,055,000	19,506,265
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2031 (New York Life Insurance Co Guaranteed)	1,250,000	1,351,862
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2032 (New York Life Insurance Co Guaranteed)	1,590,000	1,733,440
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2033 (New York Life Insurance Co Guaranteed)	1,625,000	1,787,241
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2034 (New York Life Insurance Co Guaranteed)	1,850,000	2,047,018
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	36,880,000	39,621,836
TOTAL GENERAL OBLIGATIONS		179,368,715
Health Care - 0.3%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	8,950,000	9,663,949
Transportation - 0.0%
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	555,000	561,457
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	500,000	517,406
TOTAL TRANSPORTATION		1,078,863
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,195,000	1,282,920
TOTAL ALABAMA		195,592,952
Alaska - 0.4%
General Obligations - 0.3%
Alaska Municipal Bond Bank Authority Series 2015B TWO, 5% 3/1/2028 (Alaska St Guaranteed) (c)	240,000	240,337
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	1,300,000	1,382,108
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2029	2,000,000	2,174,446
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2030	2,000,000	2,219,509
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2031	1,500,000	1,693,821
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2032	1,750,000	2,002,742
TOTAL GENERAL OBLIGATIONS		9,712,963
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	735,000	723,044
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2026 (c)	1,510,000	1,534,195
TOTAL ALASKA		11,970,202
Arizona - 2.0%
Education - 0.1%
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2026	1,100,000	1,114,494
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2027	1,500,000	1,553,721
TOTAL EDUCATION		2,668,215
General Obligations - 0.3%
Glendale AZ Union High Sch Dst 5% 7/1/2026 (Assured Guaranty Inc Insured)	200,000	202,237
Glendale AZ Union High Sch Dst 5% 7/1/2027 (Assured Guaranty Inc Insured)	250,000	258,670
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2026	3,000,000	3,034,768
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	900,000	953,249
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	600,000	648,427
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2026	900,000	906,860
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2027	225,000	229,853
Tucson Ariz Ctfs Partn (Tucson AZ Proj.) 5% 7/1/2027 (Assured Guaranty Inc Insured)	1,245,000	1,258,288
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2026	2,000,000	2,022,781
TOTAL GENERAL OBLIGATIONS		9,515,133
Health Care - 1.0%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2026	1,200,000	1,202,054
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2027	1,200,000	1,227,933
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2028	2,100,000	2,230,741
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2029	4,000,000	4,324,890
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2030	3,250,000	3,568,952
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	6,765,000	6,824,556
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	4,480,000	4,679,053
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2029	1,000,000	1,075,510
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2030	1,250,000	1,367,945
TOTAL HEALTH CARE		26,501,634
Housing - 0.2%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (b)	6,930,000	6,834,328
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	8,765,000	8,931,922
Transportation - 0.1%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2028	1,910,000	2,013,089
TOTAL ARIZONA		56,464,321
Arkansas - 0.1%
General Obligations - 0.1%
Pea Ridge Ark Sch Dist No 109 2% 2/1/2033	200,000	179,812
Van Buren Ark Sch Dist No 042 2% 2/1/2034	955,000	840,843
TOTAL GENERAL OBLIGATIONS		1,020,655
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2030	870,000	915,310
TOTAL ARKANSAS		1,935,965
California - 4.5%
Electric Utilities - 0.6%
Los Angeles CA Wtr & Pwr Rev Series 2024 D, 5% 7/1/2030	1,185,000	1,301,876
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2032	1,500,000	1,696,750
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	4,975,000	5,737,137
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2035	2,165,000	2,518,950
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	4,100,000	4,333,961
TOTAL ELECTRIC UTILITIES		15,588,674
Escrowed/Pre-Refunded - 0.1%
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2028 (Escrowed to Maturity)	2,055,000	2,210,990
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (c)	5,000	5,039
Port Oakland Calif Rev 5% 5/1/2027 (Escrowed to Maturity) (c)	5,000	5,159
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (c)	15,000	15,837
TOTAL ESCROWED/PRE-REFUNDED		2,237,025
General Obligations - 1.3%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	3,865,000	4,094,435
California Community Choice Financing Authority Series 2025B, 5% 11/1/2034 (Pacific Life Insurance Co Guaranteed)	1,300,000	1,428,063
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	10,225,000	10,852,713
California Community Choice Financing Authority Series 2025D, 5% 1/1/2031 (Forethought Life Insurance Co Guaranteed)	3,830,000	4,054,287
California Community Choice Financing Authority Series 2025D, 5% 7/1/2030 (Forethought Life Insurance Co Guaranteed)	1,850,000	1,952,832
California St Pub Wks Brd Lse Series 2023A, 5% 12/1/2029	2,000,000	2,203,962
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2028	1,395,000	1,497,139
San Joaquin Valley Clean Energy Authority 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,039,777
San Joaquin Valley Clean Energy Authority 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	1,125,000	1,186,580
San Joaquin Valley Clean Energy Authority 5% 7/1/2030 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,068,458
San Joaquin Valley Clean Energy Authority 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	1,250,000	1,350,987
State of California Gen. Oblig. 4% 11/1/2026	700,000	710,026
State of California Gen. Oblig. 5% 10/1/2028	4,000,000	4,287,783
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	1,200,000	1,218,812
TOTAL GENERAL OBLIGATIONS		36,945,854
Other - 0.2%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	6,155,000	6,206,433
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	780,000	726,527
TOTAL OTHER		6,932,960
Transportation - 2.3%
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	7,365,000	7,170,063
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (b)	4,655,000	4,652,252
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2026 (Build America Mutual Assurance Co Insured) (c)	1,000,000	1,009,701
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2027 (Build America Mutual Assurance Co Insured) (c)	1,340,000	1,379,471
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured) (c)	2,885,000	3,025,115
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured) (c)	3,025,000	3,229,634
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2026 (c)	1,545,000	1,558,079
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2027 (c)	1,615,000	1,659,488
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2026 (c)	2,645,000	2,667,391
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,825,000	1,837,149
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2027 (c)	3,395,000	3,486,696
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2028 (c)	985,000	1,031,818
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2032 (c)	1,000,000	1,113,557
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2033 (c)	1,375,000	1,544,705
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2029 (Assured Guaranty Inc Insured) (c)	1,675,000	1,792,914
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2030 (Assured Guaranty Inc Insured) (c)	880,000	958,609
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2031 (Assured Guaranty Inc Insured) (c)	925,000	1,020,661
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2032 (Assured Guaranty Inc Insured) (c)	970,000	1,083,178
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2033 (Assured Guaranty Inc Insured) (c)	2,035,000	2,286,164
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2026 (c)	1,000,000	1,008,564
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2027 (c)	2,405,000	2,449,523
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	4,535,000	4,567,451
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	4,590,000	4,711,546
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (c)	6,130,000	6,429,008
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (c)	4,100,000	4,370,953
TOTAL TRANSPORTATION		66,043,690
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (d)	1,435,000	1,343,517
TOTAL CALIFORNIA		129,091,720
Colorado - 1.3%
Education - 0.0%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	1,345,000	1,329,785
General Obligations - 0.0%
Regional Trans Dist CO Ctfs Part 5% 6/1/2026	1,000,000	1,009,556
Health Care - 1.1%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	6,065,000	6,185,805
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	2,070,000	2,234,355
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	1,270,000	1,404,245
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	4,260,000	4,655,616
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	12,265,000	12,962,175
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	2,035,000	2,037,983
TOTAL HEALTH CARE		29,480,179
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	575,000	580,210
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	270,000	273,123
Denver Colo City & Cnty Hsg Auth Multifamily Hsg Rev Series 2025A, 5% 6/1/2029	1,135,000	1,191,814
TOTAL HOUSING		2,045,147
Transportation - 0.2%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2029 (c)	1,205,000	1,269,558
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2026	1,750,000	1,776,747
TOTAL TRANSPORTATION		3,046,305
TOTAL COLORADO		36,910,972
Connecticut - 2.7%
Education - 0.9%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	19,250,000	19,249,639
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,370,000	3,378,623
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	1,725,000	1,719,257
TOTAL EDUCATION		24,347,519
General Obligations - 0.9%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	1,195,000	1,292,366
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,103,539
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	2,700,000	3,033,127
Connecticut St Gen. Oblig. 4% 6/1/2026	1,100,000	1,106,746
Connecticut St Gen. Oblig. 5% 11/15/2026	6,000,000	6,129,970
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	965,000	1,042,786
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2031	1,670,000	1,895,469
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2032	2,245,000	2,579,116
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2027	800,000	836,323
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2028	775,000	826,992
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2032 (Assured Guaranty Inc Insured)	2,920,000	3,300,606
Stratford CT Gen. Oblig. Series 2018, 5% 1/1/2026 (Build America Mutual Assurance Co Insured)	3,735,000	3,735,000
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2026	1,000,000	1,020,168
TOTAL GENERAL OBLIGATIONS		27,902,208
Health Care - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2028 (f)(g)	1,315,000	723,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2029 (f)(g)	940,000	517,000
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2027	250,000	256,768
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2028	300,000	313,230
TOTAL HEALTH CARE		1,810,248
Special Tax - 0.8%
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2028	4,395,000	4,664,022
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2030	8,500,000	9,410,571
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2026	1,025,000	1,041,892
Connecticut St Spl Tax Oblig Series A1, 5% 7/1/2030	6,500,000	7,196,319
TOTAL SPECIAL TAX		22,312,804
TOTAL CONNECTICUT		76,372,779
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Co Proj.) Series 2020A, 3.6% 1/1/2031	595,000	611,022
District Of Columbia - 0.2%
Special Tax - 0.2%
District Columbia Income Tax Rev Series 2022C, 5% 12/1/2027	5,900,000	6,189,597
District Of Columbia,Maryland,Virginia - 0.0%
Special Tax - 0.0%
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2031	1,790,000	1,850,293
District Of Columbia,Virginia - 1.4%
Transportation - 1.4%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (c)	12,905,000	13,123,338
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2028 (c)	20,500,000	21,682,044
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	3,800,000	4,019,111
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		38,824,493
Florida - 4.2%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2026	1,940,000	1,961,705
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2030	685,000	749,155
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2031	450,000	500,593
TOTAL EDUCATION		3,211,453
Electric Utilities - 0.0%
Florida St Mun Pwr Agy Rev Series 2016A, 4% 10/1/2026	530,000	534,963
General Obligations - 1.4%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	14,000,000	14,779,574
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2028 (Assured Guaranty Inc Insured)	3,275,000	3,465,504
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2029 (Assured Guaranty Inc Insured)	2,450,000	2,648,597
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,375,000	2,459,594
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	435,000	443,014
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	345,000	360,007
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	595,000	647,474
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	560,000	621,910
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	510,000	581,536
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	685,000	729,511
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2029 (Assured Guaranty Inc Insured)	2,200,000	2,366,647
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2029	5,280,000	5,727,312
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,625,000	1,798,892
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2026	1,115,000	1,127,977
TOTAL GENERAL OBLIGATIONS		37,757,549
Health Care - 1.1%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2026	1,920,000	1,929,733
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2028	2,115,000	2,211,161
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	3,940,000	4,267,033
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	2,675,000	2,957,761
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2029	5,000,000	5,432,384
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 5% tender 4/1/2033 (b)	4,810,000	4,814,535
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2029	1,440,000	1,438,345
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	2,490,000	2,491,123
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2028	150,000	157,521
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys Of So Fl Proj.) Series 2025B, 5% tender 8/15/2065 (b)	7,000,000	7,547,411
TOTAL HEALTH CARE		33,247,007
Housing - 0.2%
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	2,675,000	2,680,271
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2021 1, 3% 1/1/2052	3,290,000	3,252,809
TOTAL HOUSING		5,933,080
Resource Recovery - 0.2%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	2,405,000	2,415,081
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 3.45% tender 11/1/2041 (b)(c)	3,150,000	3,153,104
TOTAL RESOURCE RECOVERY		5,568,185
Special Tax - 0.3%
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2029 (Assured Guaranty Inc Insured)	1,415,000	1,507,850
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2030 (Assured Guaranty Inc Insured)	900,000	977,089
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2031 (Assured Guaranty Inc Insured)	3,000,000	3,306,953
Southeast Overtown Park West Community Redevelopment Agency Series 2025B, 5% 3/1/2029 (Assured Guaranty Inc Insured)	935,000	996,353
Southeast Overtown Park West Community Redevelopment Agency Series 2025B, 5% 3/1/2030 (Assured Guaranty Inc Insured)	1,280,000	1,389,638
TOTAL SPECIAL TAX		8,177,883
Transportation - 0.9%
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (c)	1,300,000	1,320,443
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (c)	545,000	553,570
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2027 (c)	1,940,000	2,010,160
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027	1,275,000	1,295,443
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2027 (Assured Guaranty Inc Insured)	8,200,000	8,494,165
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2029 (c)	1,640,000	1,760,428
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2030 (c)	2,845,000	3,098,573
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2031 (c)	2,790,000	3,076,273
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2032 (c)	3,145,000	3,504,420
TOTAL TRANSPORTATION		25,113,475
TOTAL FLORIDA		119,543,595
Georgia - 5.1%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2026	1,200,000	1,206,084
Electric Utilities - 1.2%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.9% tender 8/1/2043 (b)	10,485,000	10,424,012
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	2,265,000	2,298,862
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	3,500,000	3,509,985
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,365,000	2,374,640
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2026	1,125,000	1,125,000
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2027	760,000	778,747
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2026	1,000,000	1,000,000
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029	500,000	533,207
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029	500,000	533,207
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030	1,000,000	1,084,115
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030	300,000	325,234
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031	1,350,000	1,485,854
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031	575,000	632,864
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	4,535,000	4,563,914
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	4,110,000	4,179,444
TOTAL ELECTRIC UTILITIES		34,849,085
General Obligations - 3.1%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	16,990,000	17,304,616
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	15,000,000	15,144,432
Main Street Natural Gas Inc 5% 12/1/2030 (Toronto Dominion Bank Guaranteed)	1,000,000	1,074,896
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	3,550,000	3,742,623
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	10,255,000	11,105,062
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2026 (Citigroup Inc Guaranteed)	1,955,000	1,967,676
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2029 (Citigroup Inc Guaranteed)	2,750,000	2,914,749
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	11,820,000	12,505,951
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	2,280,000	2,449,583
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2028 (Citigroup Inc Guaranteed)	1,250,000	1,307,842
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2029 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	2,700,000	2,861,753
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2030 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	3,500,000	3,744,118
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	9,685,000	10,405,237
TOTAL GENERAL OBLIGATIONS		86,528,538
Health Care - 0.1%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	2,340,000	2,343,980
Other - 0.0%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2026	300,000	303,959
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2027	250,000	257,874
TOTAL OTHER		561,833
Transportation - 0.7%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2026 (c)	3,000,000	3,030,587
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2027 (c)	4,000,000	4,120,792
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2029 (c)	1,920,000	2,051,861
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2030 (c)	1,315,000	1,429,573
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2028 (c)	2,015,000	2,119,818
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2029 (c)	5,635,000	6,021,997
TOTAL TRANSPORTATION		18,774,628
TOTAL GEORGIA		144,264,148
Hawaii - 0.5%
General Obligations - 0.5%
Hawaii St Gen. Oblig. Series EZ, 5% 10/1/2026	10,000,000	10,037,446
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2026	800,000	809,907
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	1,985,000	2,026,206
Honolulu HI City & Cnty Gen. Oblig. Series C, 5% 10/1/2028	1,000,000	1,068,552
TOTAL GENERAL OBLIGATIONS		13,942,111
Transportation - 0.0%
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (c)	1,000,000	1,047,815
TOTAL HAWAII		14,989,926
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	140,000	140,727
Illinois - 6.6%
Education - 0.1%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2026	1,650,000	1,666,197
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2026	300,000	300,079
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2027	500,000	500,761
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2026	265,000	267,085
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2028	330,000	342,192
TOTAL EDUCATION		3,076,314
General Obligations - 3.3%
Chicago IL Brd Ed 5% 12/1/2027	1,830,000	1,858,010
Chicago IL Brd Ed Series 2019 A, 0% 12/1/2026 (d)	3,500,000	3,382,536
Chicago IL Brd Ed Series 2023A, 5% 12/1/2030	5,000,000	5,137,529
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2032	13,250,000	14,004,725
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	2,005,000	2,094,814
Chicago IL Met Water Recl Dist Gen. Oblig. 5.25% 12/1/2032	2,920,000	3,400,643
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	850,000	866,993
Cook Cnty IL Gen. Oblig. 5% 11/15/2027	1,075,000	1,119,647
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	555,000	561,360
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	565,000	578,029
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	285,000	295,159
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2026	300,000	305,997
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2027	325,000	338,498
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2028	350,000	372,676
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	1,315,000	1,425,741
Illinois St Gen. Oblig. 5% 3/1/2027	6,500,000	6,662,283
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	2,970,000	2,970,000
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	9,090,000	9,418,514
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,890,000	5,996,753
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2028	3,000,000	3,145,637
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	1,120,000	1,178,069
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2029	1,000,000	1,067,568
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2030	2,000,000	2,169,791
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2031	1,500,000	1,650,070
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2032	3,000,000	3,340,845
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	6,500,000	6,859,384
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Inc Insured)	2,460,000	2,484,989
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	3,800,000	4,252,931
Lake, Cook, Kane & McHenry Cnties Cmnty Unit School District No 220 3% 12/1/2032	1,305,000	1,297,957
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026 (National Public Finance Guarantee Corporation Insured) (d)	1,995,000	1,992,949
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,820,000	3,002,188
TOTAL GENERAL OBLIGATIONS		93,232,285
Health Care - 1.2%
Illinois Fin Auth Rev (Advocate Aurora Health Inc Proj.) Series 2008 A3, 5% 11/1/2030	1,745,000	1,831,210
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2027	1,875,000	1,920,227
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2026	1,625,000	1,632,832
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2027	2,135,000	2,188,456
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2028	1,530,000	1,597,524
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2029	2,000,000	2,125,661
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2026	4,300,000	4,324,142
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2027	9,260,000	9,502,509
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2026	1,955,000	1,957,590
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2026	980,000	985,611
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2027	1,225,000	1,233,726
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 2, 5% tender 5/15/2050 (b)	2,830,000	2,847,363
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	2,815,000	3,028,487
TOTAL HEALTH CARE		35,175,338
Housing - 0.0%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	325,000	318,466
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	300,000	300,452
TOTAL HOUSING		618,918
Resource Recovery - 0.3%
Illinois Dev Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.45% tender 11/1/2044 (b)(c)	7,250,000	7,257,143
Special Tax - 1.1%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2026	635,000	647,971
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2027	350,000	364,992
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2028	190,000	202,364
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2029	140,000	152,220
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2030	315,000	347,952
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2026	360,000	367,353
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2027	470,000	490,133
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2028	290,000	308,871
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2029	265,000	288,130
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2030	275,000	303,767
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2028	1,000,000	1,065,074
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2029	750,000	815,463
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2030	1,000,000	1,104,609
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (Assured Guaranty Inc Insured) (d)	2,440,000	2,156,309
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (d)	3,690,000	3,252,107
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (d)	5,020,000	4,495,824
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	2,880,000	2,983,922
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2029	3,325,000	3,442,315
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2029	5,225,000	5,539,334
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2028	1,735,000	1,807,010
TOTAL SPECIAL TAX		30,135,720
Transportation - 0.3%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2027 (c)	2,810,000	2,810,000
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (c)	500,000	500,000
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2026 (c)	445,000	445,000
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	1,595,000	1,624,527
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (c)	215,000	218,772
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (c)	2,300,000	2,300,001
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2026 (c)	830,000	830,000
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2027 (c)	840,000	840,000
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	790,000	881,669
TOTAL TRANSPORTATION		10,449,969
Water & Sewer - 0.3%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2031 (Build America Mutual Assurance Co Insured)	1,775,000	1,959,893
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2028	1,925,000	2,019,477
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2029	1,500,000	1,608,218
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2030	750,000	821,178
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2032	430,000	486,703
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2030	1,000,000	1,105,824
TOTAL WATER & SEWER		8,001,293
TOTAL ILLINOIS		187,946,980
Indiana - 2.6%
Education - 0.0%
Indiana Secondary Mkt For Ed Lns Inc Student Ln Prog Rev Series 2025 1A, 5% 6/1/2029 (c)	1,050,000	1,096,407
Electric Utilities - 0.4%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	600,000	595,716
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	1,025,000	1,018,180
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	8,245,000	8,413,548
TOTAL ELECTRIC UTILITIES		10,027,444
General Obligations - 0.4%
Lafayette Ind Sew Wks Rev 2% 7/1/2034 (Build America Mutual Assurance Co Insured)	555,000	477,023
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,086,889
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,086,889
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2031 (Build America Mutual Assurance Co Insured)	1,235,000	1,368,680
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2032 (Build America Mutual Assurance Co Insured)	825,000	927,858
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2033 (Build America Mutual Assurance Co Insured)	775,000	882,612
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	1,000,000	1,076,388
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2031 (Build America Mutual Assurance Co Insured)	1,265,000	1,412,278
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,131,676
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2033 (Build America Mutual Assurance Co Insured)	1,395,000	1,596,796
TOTAL GENERAL OBLIGATIONS		11,047,089
Health Care - 0.9%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2031	600,000	655,962
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2032	700,000	774,694
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	5,865,000	6,152,740
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	6,870,000	7,744,790
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 L, 0.7% tender 12/1/2046 (b)	1,105,000	1,105,000
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 M, 0.7% tender 12/1/2046 (b)	7,795,000	7,795,000
TOTAL HEALTH CARE		24,228,186
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	2,540,000	2,497,277
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	520,000	513,527
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	615,000	613,463
TOTAL HOUSING		3,624,267
Industrial Development - 0.6%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	15,985,000	16,132,088
Other - 0.1%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2029	4,000,000	4,116,931
Transportation - 0.1%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (c)	3,680,000	3,680,000
TOTAL INDIANA		73,952,412
Iowa - 0.1%
Education - 0.1%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2030 (c)	1,000,000	1,064,629
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2031 (c)	1,000,000	1,070,789
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2030 (c)	1,770,000	1,874,566
TOTAL IOWA		4,009,984
Kentucky - 2.5%
Electric Utilities - 0.5%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(c)	9,750,000	9,589,609
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	5,750,000	5,659,736
TOTAL ELECTRIC UTILITIES		15,249,345
General Obligations - 1.0%
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2026	1,000,000	1,019,013
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2027	1,000,000	1,040,862
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,000,000	4,204,066
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 6/1/2026 (BP PLC Guaranteed)	1,085,000	1,094,326
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	11,570,000	11,668,072
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	4,000,000	4,231,348
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2030	1,375,000	1,520,004
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2031	2,500,000	2,815,477
TOTAL GENERAL OBLIGATIONS		27,593,168
Health Care - 0.4%
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	5,985,000	6,064,468
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2028	2,500,000	2,645,444
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2029	1,310,000	1,411,944
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2030	1,485,000	1,625,553
TOTAL HEALTH CARE		11,747,409
Housing - 0.5%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	11,975,000	13,095,133
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2029 (c)	1,100,000	1,164,942
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2030 (c)	1,175,000	1,264,653
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2031 (c)	1,350,000	1,474,075
TOTAL TRANSPORTATION		3,903,670
TOTAL KENTUCKY		71,588,725
Louisiana - 1.0%
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	900,000	980,711
Industrial Development - 0.2%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	3,320,000	3,339,649
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	3,765,000	3,753,135
TOTAL INDUSTRIAL DEVELOPMENT		7,092,784
Transportation - 0.8%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	490,000	489,999
New Orleans LA Aviation Board 5% 1/1/2030 (c)	6,250,000	6,680,640
New Orleans LA Aviation Board 5% 1/1/2031 (c)	6,000,000	6,505,067
New Orleans LA Aviation Board 5% 1/1/2032 (c)	7,000,000	7,658,116
TOTAL TRANSPORTATION		21,333,822
TOTAL LOUISIANA		29,407,317
Maine - 0.1%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2028	555,000	580,972
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2029	600,000	639,108
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2030	500,000	541,327
TOTAL EDUCATION		1,761,407
General Obligations - 0.0%
Auburn ME Series 2021, 2% 11/1/2033	400,000	347,565
Auburn ME Series 2021, 2% 11/1/2034	400,000	339,743
Brunswick ME 2% 11/1/2031	1,015,000	941,437
TOTAL GENERAL OBLIGATIONS		1,628,745
Transportation - 0.0%
Portland ME Arpt Rev Series 2016, 5% 1/1/2029	690,000	690,748
TOTAL MAINE		4,080,900
Maryland - 1.3%
General Obligations - 0.4%
Montgomery Cnty MD Gen. Oblig. Series 2022A, 5% 8/1/2026	7,075,000	7,179,363
State of Maryland Gen. Oblig. 3% 8/1/2027	1,575,000	1,579,369
TOTAL GENERAL OBLIGATIONS		8,758,732
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020B 2, 5% tender 7/1/2045 (b)	2,480,000	2,523,976
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	775,000	773,022
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	760,000	768,414
TOTAL HOUSING		1,541,436
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2026	1,395,000	1,427,174
Maryland St Dept Transn Cons Series 2022B, 5% 12/1/2027	1,295,000	1,357,570
TOTAL SPECIAL TAX		2,784,744
Transportation - 0.7%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2027 (c)	1,805,000	1,862,555
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2030 (Assured Guaranty Inc Insured) (c)	1,400,000	1,520,858
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (Assured Guaranty Inc Insured) (c)	1,640,000	1,827,694
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (Assured Guaranty Inc Insured) (c)	2,425,000	2,725,969
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	3,770,000	4,251,212
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.5% 6/1/2026 (c)	4,915,000	4,899,457
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	4,030,000	3,961,160
TOTAL TRANSPORTATION		21,048,905
TOTAL MARYLAND		36,657,793
Massachusetts - 0.6%
Education - 0.5%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (c)	1,900,000	1,916,460
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2028 (c)	3,675,000	3,813,942
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2029 (c)	2,650,000	2,779,781
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2026 (c)	1,390,000	1,402,042
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2026	2,445,000	2,495,123
TOTAL EDUCATION		12,407,348
General Obligations - 0.0%
South Hadley Mass Gen. Oblig. 2.75% 5/15/2029	1,430,000	1,412,048
Health Care - 0.1%
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	2,015,000	2,023,434
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2026	980,000	989,696
TOTAL HEALTH CARE		3,013,130
Special Tax - 0.0%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (d)	1,000,000	901,445
Transportation - 0.0%
Massachusetts St Port Auth Rev 5% 7/1/2027 (c)	500,000	515,626
TOTAL MASSACHUSETTS		18,249,597
Michigan - 1.4%
Education - 0.2%
Michigan St Univ Revs Series 2024A, 5% 8/15/2027	1,785,000	1,855,712
Michigan St Univ Revs Series 2024A, 5% 8/15/2028	2,125,000	2,259,699
Michigan St Univ Revs Series 2024A, 5% 8/15/2029	1,375,000	1,494,857
TOTAL EDUCATION		5,610,268
Electric Utilities - 0.2%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	2,000,000	1,983,124
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2030	2,000,000	2,202,698
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2031	2,170,000	2,433,126
TOTAL ELECTRIC UTILITIES		6,618,948
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2026	5,000	5,041
General Obligations - 0.4%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2029	1,980,000	2,096,557
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2030	2,080,000	2,236,225
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2031	2,185,000	2,378,656
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2032	2,295,000	2,524,261
Portage MI Pub Schs 5% 11/1/2028	985,000	992,462
TOTAL GENERAL OBLIGATIONS		10,228,161
Health Care - 0.2%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2026	550,000	555,989
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2027	900,000	929,856
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2028	725,000	763,951
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2026	1,230,000	1,238,497
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	635,000	602,217
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2026	750,000	756,312
TOTAL HEALTH CARE		4,846,822
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	545,000	543,929
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	1,260,000	1,241,207
TOTAL HOUSING		1,785,136
Resource Recovery - 0.2%
Michigan St Stratg Fd Exmpt Fa (Waste Management Inc Del Proj.) 4.125% tender 8/1/2027 (b)(c)	5,500,000	5,513,562
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2028	500,000	527,854
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2029	1,000,000	1,076,925
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2030	1,240,000	1,360,040
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2031	1,000,000	1,114,102
TOTAL SPECIAL TAX		4,078,921
TOTAL MICHIGAN		38,686,859
Minnesota - 0.8%
Escrowed/Pre-Refunded - 0.1%
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2026 (Escrowed to Maturity)	2,065,000	2,064,999
Health Care - 0.4%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	11,835,000	12,473,765
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	560,000	595,059
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,610,000	2,796,889
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	475,000	513,729
TOTAL HOUSING		3,905,677
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (c)	1,125,000	1,125,000
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2027 (c)	3,800,000	3,875,987
TOTAL TRANSPORTATION		5,000,987
TOTAL MINNESOTA		23,445,428
Mississippi - 0.1%
Health Care - 0.1%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2027 (f)	900,000	911,774
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2027	800,000	825,336
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	1,130,000	1,150,497
TOTAL MISSISSIPPI		2,887,607
Missouri - 0.6%
Health Care - 0.1%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2026	980,000	983,321
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2015B, 3.5% 12/1/2032	1,390,000	1,389,999
TOTAL HEALTH CARE		2,373,320
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	2,485,000	2,534,210
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	185,000	185,932
TOTAL HOUSING		2,720,142
Industrial Development - 0.1%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (c)	3,155,000	3,348,770
Transportation - 0.3%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2026	2,190,000	2,197,677
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2026 (c)	1,185,000	1,188,385
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027 (c)	4,065,000	4,150,978
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027	1,535,000	1,574,390
TOTAL TRANSPORTATION		9,111,430
TOTAL MISSOURI		17,553,662
Montana - 0.2%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	660,000	700,441
Housing - 0.2%
Montana St Brd Hsg Single Family Mtg (Bartrac Investments Ltd Proj.) 3% 12/1/2051	1,400,000	1,382,178
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 3.5% 6/1/2050	1,590,000	1,586,836
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	125,000	126,154
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2022 A, 3% 6/1/2052	1,085,000	1,069,962
TOTAL HOUSING		4,165,130
TOTAL MONTANA		4,865,571
Nebraska - 1.3%
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2026	1,260,000	1,260,000
General Obligations - 0.7%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	9,280,000	9,897,447
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	10,235,000	10,906,522
TOTAL GENERAL OBLIGATIONS		20,803,969
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	415,000	415,585
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	330,000	329,591
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	845,000	942,883
TOTAL HOUSING		1,688,059
Transportation - 0.5%
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2026 (c)	750,000	757,049
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2027 (c)	1,275,000	1,311,593
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2028 (c)	1,830,000	1,908,017
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2029 (c)	1,000,000	1,059,383
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2027 (Assured Guaranty Inc Insured) (c)	1,540,000	1,599,467
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2028 (Assured Guaranty Inc Insured) (c)	1,620,000	1,714,221
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2029 (Assured Guaranty Inc Insured) (c)	1,175,000	1,265,940
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2030 (Assured Guaranty Inc Insured) (c)	2,020,000	2,207,070
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2031 (Assured Guaranty Inc Insured) (c)	1,275,000	1,411,637
TOTAL TRANSPORTATION		13,234,377
TOTAL NEBRASKA		36,986,405
Nevada - 0.7%
Electric Utilities - 0.1%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	670,000	678,670
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(c)	735,000	751,197
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 G, 3.625% tender 3/1/2036 (b)	535,000	541,228
TOTAL ELECTRIC UTILITIES		1,971,095
General Obligations - 0.1%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	1,285,000	1,298,875
Nevada St Gen. Oblig. Series 2015A, 3% 8/1/2029	2,175,000	2,174,117
TOTAL GENERAL OBLIGATIONS		3,472,992
Transportation - 0.5%
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2027 (c)	6,000,000	6,181,188
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2027	2,245,000	2,325,167
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2030 (c)	1,000,000	1,073,599
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2031 (c)	875,000	951,135
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2032 (c)	1,225,000	1,344,429
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2033 (c)	1,250,000	1,381,416
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2034 (c)	1,400,000	1,555,524
TOTAL TRANSPORTATION		14,812,458
TOTAL NEVADA		20,256,545
New Hampshire - 1.0%
Education - 1.0%
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015 C, 3.3% tender 6/1/2038 (b)	7,500,000	7,524,872
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015A, 3.3% tender 6/1/2040 (b)	7,500,000	7,524,872
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015B, 3.3% tender 6/1/2040 (b)	7,500,000	7,524,872
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015D, 3.3% tender 6/1/2038 (b)	3,510,000	3,521,639
TOTAL EDUCATION		26,096,255
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2028	1,125,000	1,180,183
TOTAL NEW HAMPSHIRE		27,276,438
New Jersey - 4.0%
Education - 0.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (c)	3,165,000	3,210,340
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2026 (c)	1,425,000	1,445,413
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,125,072
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	400,000	456,832
TOTAL EDUCATION		6,237,657
General Obligations - 3.2%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	3,410,000	3,469,274
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,575,000	2,602,453
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	1,070,000	1,107,063
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	320,000	322,928
New Jersey St Gen. Oblig. 2% 6/1/2029	1,965,000	1,888,794
New Jersey St Gen. Oblig. 4% 6/1/2031	12,715,000	13,651,217
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (d)	11,265,000	10,961,217
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (d)	1,150,000	1,120,039
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (d)	6,420,000	6,065,653
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (National Public Finance Guarantee Corporation Insured) (d)	1,820,000	1,719,547
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (d)	1,370,000	1,223,988
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (d)	11,015,000	9,178,132
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (d)	5,400,000	4,499,493
New Jersey Trans Trust Fund Auth 5% 12/15/2026	2,600,000	2,658,811
New Jersey Trans Trust Fund Auth 5% 6/15/2030	4,000,000	4,390,011
New Jersey Trans Trust Fund Auth 5% 6/15/2031	5,000,000	5,578,303
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2027	8,000,000	8,277,108
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2028	10,000,000	10,567,077
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	1,135,000	1,181,165
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	1,250,000	1,327,674
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	1,010,000	1,093,782
TOTAL GENERAL OBLIGATIONS		92,883,729
Health Care - 0.1%
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	2,750,000	2,781,461
Transportation - 0.5%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	3,960,000	3,999,641
New Jersey Turnpike Authority 5% 1/1/2028	3,100,000	3,249,051
New Jersey Turnpike Authority 5% 1/1/2028	1,310,000	1,338,845
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2031	3,075,000	3,418,983
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2029 (Build America Mutual Assurance Co Insured)	1,000,000	1,087,415
TOTAL TRANSPORTATION		13,093,935
TOTAL NEW JERSEY		114,996,782
New Jersey,New York - 1.1%
Transportation - 1.1%
Port Auth NY & NJ 5% 10/15/2029 (c)	8,500,000	9,114,745
Port Auth NY & NJ Series 223, 5% 7/15/2026 (c)	2,250,000	2,273,411
Port Auth NY & NJ Series 223, 5% 7/15/2027 (c)	3,055,000	3,142,741
Port Auth NY & NJ Series 223, 5% 7/15/2028 (c)	2,500,000	2,622,633
Port Auth NY & NJ Series 242, 5% 12/1/2027 (c)	2,700,000	2,800,063
Port Auth NY & NJ Series 242, 5% 12/1/2028 (c)	11,915,000	12,585,182
TOTAL NEW JERSEY,NEW YORK		32,538,775
New Mexico - 0.5%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	9,320,000	9,948,164
Housing - 0.1%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,745,000	1,878,828
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	1,705,000	1,712,613
TOTAL HOUSING		3,591,441
TOTAL NEW MEXICO		13,539,605
New York - 8.2%
Education - 0.1%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2020A, 5% 7/1/2026	500,000	506,264
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2026	675,000	674,244
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2027	710,000	708,181
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2028	750,000	746,979
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2029	1,065,000	1,059,236
TOTAL EDUCATION		3,694,904
Electric Utilities - 0.4%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	3,360,000	3,321,500
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,365,000	7,331,435
TOTAL ELECTRIC UTILITIES		10,652,935
Escrowed/Pre-Refunded - 0.2%
New York St Dorm Auth Sales Tax Rev St Supported Series 2023 A1, 5% 3/15/2029 (Escrowed to Maturity)	15,000	16,137
New York St Dorm Auth St Pers Income Tax Rev Series 2018A, 5% 3/15/2027	970,000	999,602
New York St Dorm Auth St Pers Income Tax Rev Series 2023 A, 5% 3/15/2029 (Escrowed to Maturity)	5,000,000	5,407,704
New York State Dormitory Authority 5% 3/15/2029	580,000	625,803
New York State Dormitory Authority 5% 3/15/2029 (Escrowed to Maturity)	545,000	588,039
TOTAL ESCROWED/PRE-REFUNDED		7,637,285
General Obligations - 1.8%
City of New York NY Gen. Oblig. 5% 8/1/2027	13,205,000	13,729,845
City of New York NY Gen. Oblig. 5% 8/1/2028	11,490,000	12,207,406
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	1,000,000	1,014,449
City of New York NY Gen. Oblig. Series FISCAL 2020 C 1, 5% 8/1/2030	1,000,000	1,103,455
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2028	18,750,000	19,920,701
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	505,000	491,899
Suffolk Cnty NY Gen. Oblig. Series 2022 A, 5% 6/15/2029	965,000	1,049,569
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2026	410,000	417,645
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2028	670,000	716,853
TOTAL GENERAL OBLIGATIONS		50,651,822
Health Care - 0.2%
New York NY City Health & Hosp Series 2025A, 5% 2/15/2032	2,250,000	2,563,047
New York NY City Health & Hosp Series 2025A, 5% 2/15/2033	2,450,000	2,828,409
TOTAL HEALTH CARE		5,391,456
Housing - 1.0%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	1,540,000	1,585,340
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	690,000	697,293
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	5,210,000	5,255,115
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	8,610,000	8,729,025
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	3,465,000	3,344,590
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,675,000	4,689,556
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,355,000	2,399,812
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	205,000	204,160
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2026 (c)	1,580,000	1,600,018
TOTAL HOUSING		28,504,909
Special Tax - 2.5%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	6,685,000	7,426,922
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	4,625,000	5,138,297
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	3,020,000	3,355,169
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2031	7,500,000	8,470,511
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2030	2,475,000	2,723,497
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Inc Insured)	1,000,000	999,999
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2027 (Assured Guaranty Inc Insured)	1,000,000	1,021,494
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 5% 2/1/2030	2,990,000	3,071,521
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2031	2,745,000	2,825,080
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	7,535,000	8,481,711
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2030	3,820,000	4,210,712
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2030	7,295,000	8,041,138
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2029	375,000	404,573
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	7,870,000	7,847,700
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	2,575,000	2,481,316
NY Payroll Mobility Tax 5% tender 5/15/2050 (b)	2,470,000	2,490,002
TOTAL SPECIAL TAX		68,989,642
Transportation - 2.0%
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	1,500,000	1,527,386
Metropolitan Transn Auth NY Rv Series 2017 A, 5% 11/15/2026	5,815,000	5,935,800
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (d)	7,825,000	6,956,728
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	4,340,000	4,559,161
New York St Brdg Auth Rev Series 2021 B, 5% 1/1/2027	1,500,000	1,537,315
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2026 (c)	1,180,000	1,198,931
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2026	1,250,000	1,273,913
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2027	1,250,000	1,300,590
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	1,300,000	1,379,848
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	13,300,000	13,513,380
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	12,605,000	13,034,072
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (c)	600,000	629,296
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2027 (c)	1,350,000	1,380,962
Syracuse Regional Airport Authority 5% 7/1/2026 (c)	1,145,000	1,151,369
Syracuse Regional Airport Authority 5% 7/1/2027 (c)	1,515,000	1,546,005
TOTAL TRANSPORTATION		56,924,756
TOTAL NEW YORK		232,447,709
North Carolina - 1.1%
General Obligations - 0.0%
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	1,185,000	1,135,296
Health Care - 0.4%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	1,570,000	1,667,111
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	7,335,000	7,322,378
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	1,110,000	1,111,837
TOTAL HEALTH CARE		10,101,326
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 4% 7/1/2050	2,785,000	2,799,968
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,140,000	1,229,613
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	755,000	860,487
TOTAL HOUSING		4,890,068
Transportation - 0.5%
Charlotte NC Arpt Rev Series 2019B, 5% 7/1/2027 (c)	735,000	756,650
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2027 (c)	4,500,000	4,632,554
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2028 (c)	1,675,000	1,760,477
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2029 (c)	865,000	924,406
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2027	2,305,000	2,370,607
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2028	2,375,000	2,500,094
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	355,000	364,260
TOTAL TRANSPORTATION		13,309,048
Water & Sewer - 0.0%
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2026	750,000	757,572
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2027	775,000	802,094
TOTAL WATER & SEWER		1,559,666
TOTAL NORTH CAROLINA		30,995,404
North Dakota - 0.2%
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	1,025,000	1,012,322
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	2,960,000	2,908,713
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	405,000	438,049
TOTAL NORTH DAKOTA		4,359,084
Ohio - 2.2%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	1,345,000	1,321,781
Electric Utilities - 0.3%
American Mun Pwr Rev Series 2021A, 5% 2/15/2026	300,000	300,808
American Mun Pwr Rev Series 2021A, 5% 2/15/2027	400,000	410,412
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	3,615,000	3,792,069
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	4,555,000	4,877,702
TOTAL ELECTRIC UTILITIES		9,380,991
Escrowed/Pre-Refunded - 0.0%
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2026 (Escrowed to Maturity)	375,000	382,635
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2027 (Escrowed to Maturity)	205,000	214,060
TOTAL ESCROWED/PRE-REFUNDED		596,695
General Obligations - 0.3%
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	5,690,000	6,046,481
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) 5% 10/1/2026	1,750,000	1,782,107
TOTAL GENERAL OBLIGATIONS		7,828,588
Health Care - 0.8%
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2028	1,075,000	1,106,200
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2027	1,000,000	1,031,103
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2028	1,000,000	1,050,372
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2027	575,000	592,884
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2028	1,295,000	1,360,232
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	3,920,000	3,902,728
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	6,150,000	6,949,685
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	3,350,000	3,426,161
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	1,285,000	1,287,414
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,210,000	1,241,765
TOTAL HEALTH CARE		21,948,544
Housing - 0.5%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	150,000	151,622
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	12,095,000	11,987,641
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,430,000	1,563,276
TOTAL HOUSING		13,702,539
Transportation - 0.3%
Columbus OH Regl Arpt Au Rev 5% 1/1/2031 (c)	4,640,000	5,046,239
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (c)	2,645,000	2,911,829
TOTAL TRANSPORTATION		7,958,068
TOTAL OHIO		62,737,206
Oklahoma - 0.6%
General Obligations - 0.5%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	14,520,000	14,544,190
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	260,000	285,004
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	285,000	318,623
TOTAL HOUSING		603,627
Transportation - 0.1%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2032	1,650,000	1,863,573
TOTAL OKLAHOMA		17,011,390
Oregon - 0.2%
General Obligations - 0.1%
Salem Keizer School Dist 0% 6/15/2028 (d)	2,300,000	2,131,423
Health Care - 0.0%
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2026	150,000	151,501
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2027	150,000	154,000
TOTAL HEALTH CARE		305,501
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2026 (c)	1,515,000	1,530,147
Port of Portland Arpt Rev 5% 7/1/2029 (c)	430,000	460,270
TOTAL TRANSPORTATION		1,990,417
TOTAL OREGON		4,427,341
Pennsylvania - 2.4%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (e)	970,000	465,599
Electric Utilities - 0.3%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2030	1,150,000	1,267,301
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2031	1,120,000	1,255,421
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2030	2,000,000	2,204,002
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2031	2,600,000	2,914,372
TOTAL ELECTRIC UTILITIES		7,641,096
General Obligations - 0.5%
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	4,065,000	4,067,480
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	6,055,000	6,085,272
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2028	1,760,000	1,868,840
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2029	1,395,000	1,514,222
Philadelphia PA Sch Dist 5% 9/1/2026	750,000	761,164
Reading PA Sch Dist Series 2017, 5% 3/1/2026 (Assured Guaranty Inc Insured)	260,000	260,982
Reading PA Sch Dist Series 2017, 5% 3/1/2027 (Assured Guaranty Inc Insured)	250,000	255,868
Reading PA Sch Dist Series 2017, 5% 3/1/2028 (Assured Guaranty Inc Insured)	245,000	251,501
TOTAL GENERAL OBLIGATIONS		15,065,329
Health Care - 0.7%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	3,420,000	3,466,846
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,625,000	3,879,876
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	2,650,000	2,850,914
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2029	1,000,000	1,075,408
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	8,475,000	9,117,545
TOTAL HEALTH CARE		20,390,589
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	225,000	224,668
Transportation - 0.9%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2026 (c)	1,750,000	1,750,000
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (c)	2,000,000	2,041,975
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2028 (c)	2,250,000	2,336,718
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2026	1,000,000	1,021,053
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2027	750,000	783,367
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (b)	2,600,000	2,909,228
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	3,100,000	3,256,667
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2029 (c)	1,830,000	1,958,826
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2030 (c)	2,745,000	2,978,138
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2031 (c)	2,000,000	2,198,311
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2032 (c)	2,600,000	2,890,393
TOTAL TRANSPORTATION		24,124,676
TOTAL PENNSYLVANIA		67,911,957
Puerto Rico - 0.4%
General Obligations - 0.1%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	2,265,000	2,399,930
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (f)	7,500,000	7,702,406
TOTAL PUERTO RICO		10,102,336
Rhode Island - 0.4%
Education - 0.1%
Rhode Island St Student Ln 5% 12/1/2026 (c)	1,200,000	1,218,166
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	355,000	354,071
Rhode Island St Student Ln Series 2019, 5% 12/1/2026 (c)	1,000,000	1,012,882
Rhode Island St Student Ln Series 2019, 5% 12/1/2028 (c)	510,000	533,744
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2027 (c)	900,000	927,590
TOTAL EDUCATION		4,046,453
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,100,758
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,118,269
TOTAL GENERAL OBLIGATIONS		2,219,027
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	620,000	618,234
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 68 C, 3.15% 10/1/2031 (c)	470,000	465,448
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	270,000	270,989
TOTAL HOUSING		1,354,671
Tobacco Bonds - 0.2%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2026	3,425,000	3,436,922
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	980,000	983,607
TOTAL TOBACCO BONDS		4,420,529
TOTAL RHODE ISLAND		12,040,680
South Carolina - 0.7%
Education - 0.3%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2031	515,000	576,960
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2032	565,000	642,750
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2028	1,795,000	1,894,249
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2029	850,000	916,862
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2030	895,000	984,513
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2031	1,000,000	1,120,311
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2032	1,100,000	1,251,373
TOTAL EDUCATION		7,387,018
Electric Utilities - 0.3%
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2026	670,000	683,672
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2027	750,000	783,353
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2026	500,000	510,203
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2027	450,000	470,012
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2028	800,000	853,742
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2029	625,000	679,150
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2030	755,000	833,835
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2031	1,000,000	1,121,523
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2032	1,750,000	1,980,775
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2032	245,000	277,309
TOTAL ELECTRIC UTILITIES		8,193,574
General Obligations - 0.0%
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2026	1,075,000	1,076,572
York Cnty SC Sch Dist No 4 Fort Mill Series 2020C, 1.25% 3/1/2031	1,005,000	889,050
TOTAL GENERAL OBLIGATIONS		1,965,622
Health Care - 0.0%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2027	250,000	256,468
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2028	265,000	275,145
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2029	250,000	262,381
TOTAL HEALTH CARE		793,994
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	580,000	584,180
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	865,000	945,813
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2032	270,000	299,558
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2033	150,000	167,818
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2034	250,000	282,990
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2032	210,000	234,227
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2033	240,000	270,458
TOTAL HOUSING		2,785,044
TOTAL SOUTH CAROLINA		21,125,252
South Dakota - 0.3%
Health Care - 0.3%
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2052 (b)	6,645,000	7,120,691
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	560,000	606,156
TOTAL SOUTH DAKOTA		7,726,847
Tennessee - 1.6%
Electric Utilities - 0.5%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2027	1,000,000	1,034,497
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2030	3,375,000	3,730,071
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2033	2,000,000	2,315,900
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	3,495,000	3,615,570
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2032	3,585,000	4,098,527
TOTAL ELECTRIC UTILITIES		14,794,565
General Obligations - 0.3%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2031 (Pacific Life Insurance Co Guaranteed)	3,000,000	3,237,358
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2032 (Pacific Life Insurance Co Guaranteed)	2,350,000	2,534,759
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2033 (Pacific Life Insurance Co Guaranteed)	2,500,000	2,706,229
TOTAL GENERAL OBLIGATIONS		8,478,346
Health Care - 0.2%
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	3,550,000	3,754,262
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	1,560,000	1,679,584
TOTAL HEALTH CARE		5,433,846
Housing - 0.0%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	1,120,000	1,103,038
Transportation - 0.6%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2026 (c)	2,000,000	2,019,798
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2027 (c)	2,435,000	2,503,119
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2028 (c)	3,125,000	3,272,928
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2029 (c)	3,800,000	4,047,946
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2030 (c)	3,000,000	3,241,669
TOTAL TRANSPORTATION		15,085,460
TOTAL TENNESSEE		44,895,255
Texas - 12.0%
Education - 0.4%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) Series 2016 A, 5% 4/1/2026	2,425,000	2,435,538
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2032 (c)	1,250,000	1,335,138
Texas Technical College Sys Fing Rev 5% 8/1/2030 (Assured Guaranty Inc Insured)	4,690,000	5,164,764
Texas Technical College Sys Fing Rev 5% 8/1/2032 (Assured Guaranty Inc Insured)	2,000,000	2,271,104
TOTAL EDUCATION		11,206,544
Electric Utilities - 1.7%
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2030	1,450,000	1,609,865
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2029 (Assured Guaranty Inc Insured)	1,650,000	1,764,421
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2030 (Assured Guaranty Inc Insured)	1,100,000	1,199,600
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2031 (Assured Guaranty Inc Insured)	1,000,000	1,109,873
Lower Colorado River Authority Series 2022, 5% 5/15/2027 (Assured Guaranty Inc Insured)	1,385,000	1,428,834
Lower Colorado River Authority Series 2025 A, 5% 5/15/2032	2,610,000	2,944,095
Lower Colorado River Authority Series 2025 A, 5% 5/15/2033	3,000,000	3,421,419
Lower Colorado River Authority Series 2025 B, 5% 5/15/2032	4,355,000	4,912,464
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	4,170,000	4,611,847
Lubbock TX Elec Lt & Pwr Sys Rev 5% 4/15/2027	1,450,000	1,493,981
San Antonio TX Elec & Gas Rev 1.125% tender 12/1/2045 (b)	10,810,000	10,585,671
San Antonio TX Elec & Gas Rev 2% tender 2/1/2049 (b)	3,250,000	3,171,587
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (b)	9,875,000	9,917,896
TOTAL ELECTRIC UTILITIES		48,171,553
General Obligations - 4.9%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,095,015
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,115,724
Bastrop Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,259,740
Birdville TX Indpt Sch Dist Series 2021, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	800,000	802,311
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	1,415,000	1,417,071
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	2,530,000	2,596,481
Brazos Cnty Tex Gen. Oblig. 1.5% 9/1/2032	1,335,000	1,158,766
City of Coppell TX Gen. Oblig. Series 2020, 1% 2/1/2031	1,395,000	1,225,812
City of Coppell TX Gen. Oblig. Series 2020, 1.125% 2/1/2032	1,405,000	1,212,286
City of Waco TX Gen. Oblig. 1.5% 2/1/2031	3,770,000	3,440,546
Comal Cnty Tex Gen. Oblig. Series 2017, 4% 2/1/2026	1,780,000	1,782,071
Comal Tex Indpt Sch Dist Series 2020, 1.5% 2/1/2031 (Permanent Sch Fund of Texas Guaranteed)	7,135,000	6,429,412
Denton TX Gen. Oblig. Series 2020 A, 5% 2/15/2026	1,025,000	1,027,997
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2031	1,325,000	1,253,022
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2028	1,665,000	1,765,231
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2029	1,000,000	1,081,685
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2030	1,000,000	1,100,999
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2031	1,250,000	1,399,278
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	2,830,000	2,781,315
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	460,000	434,800
Fort Worth TX Gen. Oblig. Series 2020, 5% 3/1/2026	3,800,000	3,814,782
Goose Creek TX Cons Indpt Sch 0.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	3,500,000	3,449,861
Hallsville TX Indpt Sch Dist Series 2020, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,075,340
Harris County Hospital District Gen. Oblig. Series 2016, 3% 2/15/2031	2,650,000	2,650,498
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	650,000	667,501
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	650,000	682,828
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,073,394
Houston TX Gen. Oblig. Series 2017 A, 5% 3/1/2027	1,545,000	1,588,975
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,629,017
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,213,922
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	4,535,000	5,099,236
Kilgore TX Indpt Sch Dist Series 2020, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,075,000	1,078,000
Leander Independent School District Series 2023A, 0% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed) (d)	5,630,000	4,843,647
Leander Independent School District Series 2025 A, 0% 8/15/2028 (Permanent Sch Fund of Texas Guaranteed) (d)	980,000	910,349
Leander Independent School District Series 2025 A, 0% 8/15/2029 (Permanent Sch Fund of Texas Guaranteed) (d)	620,000	559,302
Leander Independent School District Series 2025 A, 0% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed) (d)	560,000	489,829
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,208,080
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	500,000	537,008
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,645,604
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	750,000	785,181
Mckinney Tex Indpt Sch Dist Series 2021, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,336,459
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	1,825,000	1,912,927
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,605,000	1,718,309
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	3,065,000	3,357,481
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	4,555,000	5,086,756
Midway TX Indpt Sch Dist 4% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,457,490
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,194,960
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,450,000	1,620,012
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	2,153,866
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	3,250,000	3,288,455
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	9,720,000	9,837,433
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	9,360,000	9,427,498
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,311,399
Pharr San Juan Alamo TX Isd Series 2016, 5% 2/1/2026 (Permanent Sch Fund of Texas Guaranteed)	1,130,000	1,132,057
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2027	1,020,000	1,061,882
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2028	1,070,000	1,138,045
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2029	1,120,000	1,216,257
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2027	3,000,000	3,119,864
Texas State Gen. Oblig. Series 2020 B, 3% 8/1/2026 (c)	4,845,000	4,845,693
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2027 (c)	5,085,000	5,152,724
Waxahachie TX Indpt Sch Dist 3% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,905,000	1,912,218
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2026 (Permanent Sch Fund of Texas Guaranteed)	850,000	850,920
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,116,935
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	900,000	923,559
TOTAL GENERAL OBLIGATIONS		138,555,115
Health Care - 1.6%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,320,000	2,461,665
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	6,545,000	6,670,266
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2054 (b)	10,000,000	10,647,927
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2020 C 3, 5% tender 6/1/2032 (b)	7,000,000	7,133,974
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	4,490,000	4,511,994
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2026	1,465,000	1,469,176
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 B, 5% tender 11/15/2064 (b)	11,000,000	11,860,736
TOTAL HEALTH CARE		44,755,738
Housing - 0.1%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,675,000	4,033,491
Transportation - 2.7%
Central TX Regl Mobility Auth Rev 5% 1/1/2026	2,800,000	2,800,000
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (c)	500,000	505,222
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2027 (c)	905,000	930,987
City of Houston TX Airport System Revenue Series 2020 B, 5% 7/1/2026	2,250,000	2,275,618
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2026	2,595,000	2,647,120
Dallas Fort Worth International Airport Series 2025 A 2, 5% tender 11/1/2050 (b)(c)	13,000,000	14,225,845
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2029 (Assured Guaranty Inc Insured)	1,100,000	1,178,354
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2030 (Assured Guaranty Inc Insured)	1,350,000	1,475,579
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2031 (Assured Guaranty Inc Insured)	750,000	834,317
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,430,000	10,841,243
Love Field TX Arpt Mod Rev 5% 11/1/2026 (c)	2,845,000	2,889,884
Love Field TX Arpt Mod Rev 5% 11/1/2027 (c)	2,885,000	2,986,590
Love Field TX Arpt Mod Rev 5% 11/1/2028 (c)	11,150,000	11,746,864
Love Field TX Arpt Mod Rev 5% 11/1/2029 (c)	11,705,000	12,517,473
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (c)	1,075,000	1,076,482
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (c)	1,960,000	1,962,599
North TX Twy Auth Rev 5% 1/1/2029	1,970,000	2,105,473
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (c)	1,500,000	1,515,963
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (c)	1,460,000	1,475,536
TOTAL TRANSPORTATION		75,991,149
Water & Sewer - 0.6%
City of El Paso TX Water & Sewer Revenue Series 2017, 5% 3/1/2030	1,750,000	1,796,777
City of El Paso TX Water & Sewer Revenue Series 2020, 3% 3/1/2030	1,150,000	1,149,768
Plano Tex Wtrwks & Swr Sys Rev 4% 5/1/2028	1,110,000	1,148,477
Texas Wtr Dev Brd Series 2016, 4% 10/15/2030	4,600,000	4,634,788
Texas Wtr Dev Brd Series 2016, 5% 4/15/2029	7,500,000	7,627,949
Texas Wtr Dev Brd Series 2022, 5% 8/1/2030	1,210,000	1,341,695
TOTAL WATER & SEWER		17,699,454
TOTAL TEXAS		340,413,044
Utah - 1.0%
General Obligations - 0.0%
Ogden City School District 1.25% 6/15/2031 (Utah St Guaranteed)	1,730,000	1,485,652
Health Care - 0.5%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	13,205,000	13,377,492
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2025, 3% tender 9/1/2045 (b)	3,000,000	2,988,764
Transportation - 0.4%
Salt Lake City UT Arpt Rev 5% 7/1/2026	1,150,000	1,162,808
Salt Lake City UT Arpt Rev 5% 7/1/2027	750,000	775,438
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (c)	510,000	525,023
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (c)	2,550,000	2,577,263
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2032 (c)	5,000,000	5,536,732
TOTAL TRANSPORTATION		10,577,264
TOTAL UTAH		28,429,172
Vermont - 0.1%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (c)	1,045,000	1,052,266
Vermont St Stud Assit Corp 5% 6/15/2027 (c)	350,000	356,789
Vermont St Stud Assit Corp 5% 6/15/2028 (c)	425,000	438,049
Vermont St Stud Assit Corp 5% 6/15/2029 (c)	400,000	417,090
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (c)	560,000	570,863
TOTAL EDUCATION		2,835,057
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	1,328,000	1,301,987
TOTAL VERMONT		4,137,044
Virginia - 0.4%
Electric Utilities - 0.2%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,975,000	1,998,705
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	1,950,000	1,956,876
TOTAL ELECTRIC UTILITIES		3,955,581
General Obligations - 0.0%
County of Loudoun VA Gen. Oblig. Series 2016 A, 2.5% 12/1/2028	1,345,000	1,326,914
Health Care - 0.1%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,065,000	1,151,025
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	875,000	926,356
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2026	1,680,000	1,693,195
TOTAL HEALTH CARE		3,770,576
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	1,055,000	1,085,533
Transportation - 0.1%
Norfolk VA Arpt Auth Rev 5% 7/1/2027	750,000	773,205
Norfolk VA Arpt Auth Rev 5% 7/1/2028	1,000,000	1,056,230
TOTAL TRANSPORTATION		1,829,435
TOTAL VIRGINIA		11,968,039
Washington - 3.1%
Electric Utilities - 0.1%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	1,615,000	1,502,689
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2026	390,000	390,000
TOTAL ELECTRIC UTILITIES		1,892,689
General Obligations - 0.1%
King Cnty Wash Hsg Auth Hsg Rev Series 2019, 4% 11/1/2030 (King County WA Guaranteed)	1,575,000	1,629,277
Health Care - 2.2%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	2,560,000	2,590,780
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	2,425,000	2,502,300
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (b)	16,880,000	18,044,335
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2025 B, 5% 10/1/2030	16,000,000	17,499,502
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2025 B, 5% 10/1/2035	19,500,000	22,094,608
TOTAL HEALTH CARE		62,731,525
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	760,000	760,787
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	380,000	387,530
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2028	375,000	383,477
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2030	575,000	596,245
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2031	450,000	460,132
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	1,290,000	1,306,155
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	515,279
TOTAL HOUSING		4,409,605
Transportation - 0.6%
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (c)	3,655,000	3,699,982
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	2,260,000	2,332,063
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (c)	6,320,000	6,649,780
Port Seattle WA Rev Series 2025 B, 5% 10/1/2029 (c)	3,900,000	4,179,219
TOTAL TRANSPORTATION		16,861,044
TOTAL WASHINGTON		87,524,140
West Virginia - 0.4%
Electric Utilities - 0.3%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (b)	6,620,000	6,740,974
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	780,000	788,677
TOTAL ELECTRIC UTILITIES		7,529,651
Industrial Development - 0.1%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	4,915,000	4,952,347
TOTAL WEST VIRGINIA		12,481,998
Wisconsin - 3.1%
General Obligations - 0.2%
Iowa Cnty Wis Gen. Oblig. Series 2020, 2% 6/1/2033	825,000	715,817
Madison WI Gen. Oblig. Series 2020 A, 1.375% 10/1/2030	7,065,000	6,350,924
TOTAL GENERAL OBLIGATIONS		7,066,741
Health Care - 2.9%
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	395,000	401,775
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2027	1,085,000	1,107,019
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,210,000	1,224,756
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2029	1,765,000	1,815,560
Wisconsin Health & Educational Facilities Authority (Sanford Health, Sd Proj.) 5% tender 2/15/2051 (b)	5,000,000	5,075,310
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,670,000	3,706,447
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,070,000	3,286,378
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,675,000	2,701,566
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	1,125,000	1,203,908
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029	16,320,000	17,675,322
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2032	24,290,000	27,476,311
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2029	13,090,000	13,868,449
TOTAL HEALTH CARE		79,542,801
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	860,000	846,294
TOTAL WISCONSIN		87,455,836
Wyoming - 0.0%
Health Care - 0.0%
Laramie WY (Cheyenne Regional Med Center Proj.) Series 2021, 4% 5/1/2027	370,000	374,669
TOTAL MUNICIPAL SECURITIES (Cost $2,675,698,211)		2,682,244,500

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $132,114,716)	3.07	132,088,298	132,114,716

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $2,807,812,927)	2,814,359,216
NET OTHER ASSETS (LIABILITIES) - 1.2%	33,392,769
NET ASSETS - 100.0%	2,847,751,985

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Zero coupon bond which is issued at a discount.
(e)	Non-income producing - Security is in default.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,323,704 or 0.5% of net assets.

(g)	Level 3 security.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	28,997,079	684,976,200	581,858,563	2,083,773	-	-	132,114,716	132,088,298	3.1%
Total	28,997,079	684,976,200	581,858,563	2,083,773	-	-	132,114,716

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	126,489,813	-	126,489,813	-
Electric Utilities	200,647,955	-	200,647,955	-
Escrowed/Pre-Refunded	12,541,045	-	12,541,045	-
General Obligations	941,195,636	-	941,195,636	-
Health Care	483,932,693	-	482,692,443	1,240,250
Housing	126,191,854	-	126,191,854	-
Industrial Development	40,457,911	-	40,457,911	-
Other	11,611,724	-	11,611,724	-
Resource Recovery	18,338,890	-	18,338,890	-
Special Tax	145,421,049	-	145,421,049	-
Tobacco Bonds	4,420,529	-	4,420,529	-
Transportation	533,406,145	-	533,406,145	-
Water & Sewer	37,589,256	-	37,589,256	-

Money Market Funds	132,114,716	132,114,716	-	-
Total Investments in Securities:	2,814,359,216	132,114,716	2,681,004,250	1,240,250
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,675,698,211)	$2,682,244,500
Fidelity Central Funds (cost $132,114,716)	132,114,716

Total Investment in Securities (cost $2,807,812,927)		$2,814,359,216
Cash		514
Receivable for fund shares sold		5,477,950
Interest receivable		32,625,045
Distributions receivable from Fidelity Central Funds		216,714
Receivable from investment adviser for expense reductions		17,865
Other receivables		292
Total assets		2,852,697,596
Liabilities
Payable for fund shares redeemed	$2,024,444
Distributions payable	2,182,209
Accrued management fee	470,127
Distribution and service plan fees payable	27,952
Other affiliated payables	240,879
Total liabilities		4,945,611
Net Assets		$2,847,751,985
Net Assets consist of:
Paid in capital		$2,867,438,190
Total accumulated earnings (loss)		(19,686,205)
Net Assets		$2,847,751,985

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($117,245,702 ÷ 11,024,986 shares)(a)		$10.63
Maximum offering price per share (100/97.25 of $10.63)		$10.93
Class M :
Net Asset Value and redemption price per share ($7,079,046 ÷ 666,878 shares)(a)		$10.62
Maximum offering price per share (100/97.25 of $10.62)		$10.92
Class C :
Net Asset Value and offering price per share ($3,011,792 ÷ 283,746 shares)(a)		$10.61
Limited Term Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,863,675,186 ÷ 175,555,757 shares)		$10.62
Class I :
Net Asset Value, offering price and redemption price per share ($318,458,543 ÷ 29,982,858 shares)		$10.62
Class Z :
Net Asset Value, offering price and redemption price per share ($538,281,716 ÷ 50,684,572 shares)		$10.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$69,481,478
Income from Fidelity Central Funds		2,083,219
Total income		71,564,697
Expenses
Management fee	$5,418,662
Transfer agent fees	2,790,666
Distribution and service plan fees	335,847
Independent trustees' fees and expenses	6,575
Total expenses before reductions	8,551,750
Expense reductions	(337,669)
Total expenses after reductions		8,214,081
Net Investment income (loss)		63,350,616
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(937,681)
Capital gain distributions from Fidelity Central Funds	554
Total net realized gain (loss)		(937,127)
Change in net unrealized appreciation (depreciation) on investment securities		57,557,991
Net gain (loss)		56,620,864
Net increase (decrease) in net assets resulting from operations		$119,971,480
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,350,616	$53,068,214
Net realized gain (loss)	(937,127)	(3,456,594)
Change in net unrealized appreciation (depreciation)	57,557,991	10,236,387
Net increase (decrease) in net assets resulting from operations	119,971,480	59,848,007
Distributions to shareholders	(62,654,348)	(52,630,740)

Share transactions - net increase (decrease)	174,175,985	(44,804,399)
Total increase (decrease) in net assets	231,493,117	(37,587,132)

Net Assets
Beginning of period	2,616,258,868	2,653,846,000
End of period	$2,847,751,985	$2,616,258,868

Financial Highlights
Fidelity Advisor® Limited Term Municipal Income Fund Class A

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.38	$10.16	$10.79	$10.89
Income from Investment Operations
Net investment income (loss) A,B	.220	.185	.150	.109	.102
Net realized and unrealized gain (loss)	.217	.028	.218	(.629)	(.094)
Total from investment operations	.437	.213	.368	(.520)	.008
Distributions from net investment income	(.216)	(.182)	(.148)	(.110)	(.103)
Distributions from net realized gain	(.001)	(.001)	-	-	(.005)
Total distributions	(.217)	(.183)	(.148)	(.110)	(.108)
Net asset value, end of period	$10.63	$10.41	$10.38	$10.16	$10.79
Total Return C,D	4.24%	2.07%	3.66%	(4.82)%	.07%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.63%	.63%	.67%	.80%	.80%
Expenses net of fee waivers, if any	.55%	.55%	.58%	.66%	.66%
Expenses net of all reductions, if any	.55%	.55%	.58%	.66%	.66%
Net investment income (loss)	2.09%	1.78%	1.47%	1.06%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$117,246	$116,152	$121,653	$156,293	$223,074
Portfolio turnover rate G	22%	22%	24%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class M

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$10.36	$10.14	$10.77	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.220	.185	.150	.110	.104
Net realized and unrealized gain (loss)	.227	.028	.218	(.629)	(.095)
Total from investment operations	.447	.213	.368	(.519)	.009
Distributions from net investment income	(.216)	(.182)	(.148)	(.111)	(.104)
Distributions from net realized gain	(.001)	(.001)	-	-	(.005)
Total distributions	(.217)	(.183)	(.148)	(.111)	(.109)
Net asset value, end of period	$10.62	$10.39	$10.36	$10.14	$10.77
Total Return C,D	4.34%	2.07%	3.67%	(4.82)%	.08%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.59%	.58%	.63%	.72%	.72%
Expenses net of fee waivers, if any	.55%	.55%	.58%	.65%	.65%
Expenses net of all reductions, if any	.55%	.55%	.58%	.65%	.65%
Net investment income (loss)	2.09%	1.78%	1.47%	1.07%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$7,079	$7,432	$7,792	$8,849	$7,682
Portfolio turnover rate G	22%	22%	24%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class C

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$10.36	$10.14	$10.77	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.145	.110	.076	.035	.024
Net realized and unrealized gain (loss)	.217	.028	.217	(.629)	(.094)
Total from investment operations	.362	.138	.293	(.594)	(.070)
Distributions from net investment income	(.141)	(.107)	(.073)	(.036)	(.025)
Distributions from net realized gain	(.001)	(.001)	-	-	(.005)
Total distributions	(.142)	(.108)	(.073)	(.036)	(.030)
Net asset value, end of period	$10.61	$10.39	$10.36	$10.14	$10.77
Total Return C,D	3.51%	1.34%	2.91%	(5.51)%	(.65)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.26%	1.27%	1.34%	1.50%	1.51%
Expenses net of fee waivers, if any	1.26%	1.27%	1.31%	1.38%	1.38%
Expenses net of all reductions, if any	1.26%	1.27%	1.31%	1.38%	1.38%
Net investment income (loss)	1.38%	1.06%	.74%	.34%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$3,012	$2,847	$4,562	$7,931	$9,598
Portfolio turnover rate G	22%	22%	24%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Limited Term Municipal Income Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$10.36	$10.15	$10.77	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.246	.211	.177	.139	.134
Net realized and unrealized gain (loss)	.227	.028	.208	(.619)	(.095)
Total from investment operations	.473	.239	.385	(.480)	.039
Distributions from net investment income	(.242)	(.208)	(.175)	(.140)	(.134)
Distributions from net realized gain	(.001)	(.001)	-	-	(.005)
Total distributions	(.243)	(.209)	(.175)	(.140)	(.139)
Net asset value, end of period	$10.62	$10.39	$10.36	$10.15	$10.77
Total Return C	4.60%	2.33%	3.84%	(4.46)%	.36%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.30%	.30%	.34%	.47%	.46%
Expenses net of fee waivers, if any	.30%	.30%	.31%	.37%	.37%
Expenses net of all reductions, if any	.30%	.30%	.31%	.37%	.37%
Net investment income (loss)	2.34%	2.03%	1.74%	1.35%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$1,863,675	$1,712,361	$1,872,734	$2,006,296	$2,564,933
Portfolio turnover rate F	22%	22%	24%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class I

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$10.37	$10.15	$10.78	$10.88
Income from Investment Operations
Net investment income (loss) A,B	.246	.211	.177	.139	.133
Net realized and unrealized gain (loss)	.217	.028	.217	(.629)	(.094)
Total from investment operations	.463	.239	.394	(.490)	.039
Distributions from net investment income	(.242)	(.208)	(.174)	(.140)	(.134)
Distributions from net realized gain	(.001)	(.001)	-	-	(.005)
Total distributions	(.243)	(.209)	(.174)	(.140)	(.139)
Net asset value, end of period	$10.62	$10.40	$10.37	$10.15	$10.78
Total Return C	4.50%	2.33%	3.93%	(4.55)%	.36%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.38%	.37%	.42%	.55%	.54%
Expenses net of fee waivers, if any	.30%	.30%	.32%	.37%	.37%
Expenses net of all reductions, if any	.30%	.30%	.32%	.37%	.37%
Net investment income (loss)	2.34%	2.03%	1.73%	1.35%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$318,459	$288,905	$294,036	$343,244	$419,868
Portfolio turnover rate F	22%	22%	24%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class Z

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$10.37	$10.15	$10.77	$10.87
Income from Investment Operations
Net investment income (loss) A,B	.251	.215	.181	.145	.140
Net realized and unrealized gain (loss)	.217	.029	.219	(.619)	(.094)
Total from investment operations	.468	.244	.400	(.474)	.046
Distributions from net investment income	(.247)	(.213)	(.180)	(.146)	(.141)
Distributions from net realized gain	(.001)	(.001)	-	-	(.005)
Total distributions	(.248)	(.214)	(.180)	(.146)	(.146)
Net asset value, end of period	$10.62	$10.40	$10.37	$10.15	$10.77
Total Return C	4.55%	2.38%	3.99%	(4.40)%	.42%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.25%	.25%	.30%	.43%	.42%
Expenses net of fee waivers, if any	.25%	.25%	.27%	.31%	.31%
Expenses net of all reductions, if any	.25%	.25%	.27%	.31%	.31%
Net investment income (loss)	2.39%	2.08%	1.78%	1.41%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$538,282	$488,562	$353,069	$358,164	$444,148
Portfolio turnover rate F	22%	22%	24%	20%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Limited Term Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,093,653
Gross unrealized depreciation	(19,546,090)
Net unrealized appreciation (depreciation)	$8,547,563
Tax Cost	$2,805,811,653

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(27,871,581)
Net unrealized appreciation (depreciation) on securities and other investments	$8,547,563

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(7,411,656)
Long-term	(20,459,925)
Total capital loss carryforward	$(27,871,581)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Tax-exempt Income	62,389,011	52,378,620
Ordinary Income	$265,337	$252,120
Total	$62,654,348	$52,630,740

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Municipal Income Fund	672,557,283	585,584,162
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	288,563	30,084
Class M	- %	.25%	18,193	-
Class C	.75%	.25%	29,091	4,190
			335,847	34,274

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,874
Class M	1
Class C A	12
1,887

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	204,915.18
Class M	9,827.14
Class C	1,713.06
Limited Term Municipal Income	1,784,449.10
Class I	534,375.18
Class Z	255,387.05
	2,790,666

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Limited Term Municipal Income Fund	7,167,967	9,717,728	27,394
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.55%	89,454
Class M	.55%	2,551
Class C	1.30%	-
Limited Term Municipal Income	.30%	12,731
Class I	.30%	232,406
		337,142

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $527.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Limited Term Municipal Income Fund
Distributions to shareholders
Class A	$2,379,790	$2,073,804
Class M	149,904	134,500
Class C	39,313	37,570
Limited Term Municipal Income	41,006,642	35,243,343
Class I	6,991,823	5,938,366
Class Z	12,086,876	9,203,157
Total	$62,654,348	$52,630,740
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Limited Term Municipal Income Fund
Class A
Shares sold	2,267,044	3,092,119	$23,879,254	$32,129,010
Reinvestment of distributions	218,334	192,775	2,302,065	2,001,108
Shares redeemed	(2,616,514)	(3,847,002)	(27,540,123)	(39,934,252)
Net increase (decrease)	(131,136)	(562,108)	$(1,358,804)	$(5,804,134)
Class M
Shares sold	26,116	95,891	$271,397	$993,358
Reinvestment of distributions	13,561	12,376	142,714	128,239
Shares redeemed	(87,939)	(145,085)	(924,490)	(1,503,896)
Net increase (decrease)	(48,262)	(36,818)	$(510,379)	$(382,299)
Class C
Shares sold	169,201	113,806	$1,774,610	$1,183,974
Reinvestment of distributions	3,661	3,494	38,530	36,185
Shares redeemed	(163,073)	(283,570)	(1,705,757)	(2,937,199)
Net increase (decrease)	9,789	(166,270)	$107,383	$(1,717,040)
Limited Term Municipal Income
Shares sold	42,196,501	35,966,954	$443,563,017	$372,917,315
Reinvestment of distributions	2,271,713	2,178,651	23,909,998	22,572,665
Shares redeemed	(33,669,438)	(54,096,268)	(353,628,527)	(559,386,869)
Net increase (decrease)	10,798,776	(15,950,663)	$113,844,488	$(163,896,889)
Class I
Shares sold	8,769,155	7,849,658	$92,110,050	$81,333,952
Reinvestment of distributions	630,562	538,240	6,642,300	5,580,356
Shares redeemed	(7,199,802)	(8,963,068)	(75,557,375)	(92,932,064)
Net increase (decrease)	2,199,915	(575,170)	$23,194,975	$(6,017,756)
Class Z
Shares sold	8,644,900	22,046,304	$90,820,198	$227,403,596
Reinvestment of distributions	753,952	626,379	7,938,250	6,498,202
Shares redeemed	(5,702,523)	(9,739,664)	(59,860,126)	(100,888,079)
Net increase (decrease)	3,696,329	12,933,019	$38,898,322	$133,013,719
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Limited Term Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Limited Term Municipal Income Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 17.93% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Limited Term Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.55%, 0.55%, 1.30%, 0.30%, and 0.30% through April 30, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.536709.129
STM-ANN-0226
Fidelity Flex® Funds

Fidelity Flex® Municipal Income Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Municipal Income Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 91.4%
	Principal Amount (a)	Value ($)
Alabama - 4.7%
Education - 0.3%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2034	265,000	288,287
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	310,000	313,962
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	110,000	109,219
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	85,000	76,055
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	190,000	156,610
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	255,000	257,195
University South AL Univ Rev Series 2024 A, 5% 4/1/2036 (Build America Mutual Assurance Co Insured)	350,000	396,714
University South AL Univ Rev Series 2024 A, 5% 4/1/2037 (Build America Mutual Assurance Co Insured)	390,000	437,917
University South AL Univ Rev Series 2024 A, 5% 4/1/2038 (Build America Mutual Assurance Co Insured)	375,000	417,750
University South AL Univ Rev Series 2024 A, 5% 4/1/2039 (Build America Mutual Assurance Co Insured)	375,000	415,268
University South AL Univ Rev Series 2024 A, 5% 4/1/2040 (Build America Mutual Assurance Co Insured)	525,000	574,690
TOTAL EDUCATION		3,443,667
General Obligations - 4.4%
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	6,530,000	6,983,155
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	1,190,000	1,246,944
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,085,000	1,144,709
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	2,920,000	3,007,638
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	750,000	794,649
Jefferson County AL Gen. Oblig. 5% 4/1/2026	100,000	100,547
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	5,870,000	6,204,802
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	4,045,000	4,268,096
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	5,760,000	6,222,990
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	3,250,000	3,525,958
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	13,990,000	15,030,084
TOTAL GENERAL OBLIGATIONS		48,529,572
TOTAL ALABAMA		51,973,239
Alaska - 0.1%
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	125,000	122,966
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	845,000	889,863
TOTAL ALASKA		1,012,829
Arizona - 2.6%
Education - 0.1%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (e)	565,000	565,000
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (e)	450,000	450,000
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (e)	290,000	290,000
TOTAL EDUCATION		1,305,000
Electric Utilities - 0.2%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,585,000	1,672,923
General Obligations - 0.3%
Glendale AZ Union High Sch Dst 4% 7/1/2036 (Assured Guaranty Inc Insured)	545,000	566,519
Glendale AZ Union High Sch Dst 4% 7/1/2037 (Assured Guaranty Inc Insured)	1,000,000	1,031,021
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	615,000	580,586
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	400,000	392,917
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,149,984
TOTAL GENERAL OBLIGATIONS		3,721,027
Health Care - 0.3%
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,592,658
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	10,000	10,040
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	10,000	9,147
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	775,000	664,180
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	840,000	632,861
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	500,000	372,117
TOTAL HEALTH CARE		3,281,003
Housing - 0.7%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	280,261	277,860
Maricopa Cnty AZ Ida Mfh Auth Series 2025, 2.81% tender 5/1/2048 (b)	6,775,000	6,733,549
TOTAL HOUSING		7,011,409
Industrial Development - 0.6%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	3,220,000	3,281,322
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	2,190,000	2,214,502
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	925,000	931,793
TOTAL INDUSTRIAL DEVELOPMENT		6,427,617
Special Tax - 0.3%
Bullhead City Ariz Excise Taxes Rev 0.95% 7/1/2026	250,000	246,680
Bullhead City Ariz Excise Taxes Rev 1.15% 7/1/2027	375,000	362,098
Bullhead City Ariz Excise Taxes Rev 1.3% 7/1/2028	485,000	460,554
Bullhead City Ariz Excise Taxes Rev 1.5% 7/1/2029	600,000	563,663
Bullhead City Ariz Excise Taxes Rev 1.65% 7/1/2030	825,000	762,844
Bullhead City Ariz Excise Taxes Rev 1.7% 7/1/2031	450,000	408,838
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	1,000,000	683,088
TOTAL SPECIAL TAX		3,487,765
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (c)	300,000	316,531
Water & Sewer - 0.1%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	1,000,000	1,047,757
TOTAL ARIZONA		28,271,032
Arkansas - 0.2%
General Obligations - 0.2%
Van Buren Ark Sch Dist No 042 3% 2/1/2047	2,135,000	1,623,740
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033	85,000	89,443
TOTAL ARKANSAS		1,713,183
California - 6.4%
Education - 0.0%
University CA Revs Series 2018 AZ, 5% 5/15/2043	130,000	133,776
University CA Revs Series 2023 BM, 5% 5/15/2036	180,000	206,008
TOTAL EDUCATION		339,784
Electric Utilities - 0.6%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2051	1,550,000	1,584,550
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,070,000	1,093,033
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	2,410,000	2,779,196
Middle Fork Project Finance Authority 5% 4/1/2026	1,000,000	1,003,720
TOTAL ELECTRIC UTILITIES		6,460,499
Escrowed/Pre-Refunded - 0.1%
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2035 (Pre-refunded to 10/1/2033 at 100)	595,000	707,615
General Obligations - 2.4%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	1,225,000	1,297,719
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	3,765,000	3,996,133
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	5,430,000	5,630,240
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 B, 4% 5/1/2046	1,265,000	1,238,677
California St Pub Wks Brd Lse 5% 8/1/2032	285,000	323,054
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2035	405,000	473,417
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	225,000	242,679
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	320,000	340,458
Poway CA Unified Sch Dist 0% 8/1/2038 (f)	1,030,000	665,698
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048 (Build America Mutual Assurance Co Insured)	2,265,000	1,766,134
State of California Gen. Oblig. 4% 11/1/2037	1,000,000	1,038,466
State of California Gen. Oblig. 5% 10/1/2041	5,435,000	5,851,036
State of California Gen. Oblig. 5% 3/1/2038	1,585,000	1,847,297
State of California Gen. Oblig. 5% 9/1/2032	2,175,000	2,472,351
TOTAL GENERAL OBLIGATIONS		27,183,359
Health Care - 0.0%
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	115,000	117,054
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	230,000	234,112
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	190,000	192,458
TOTAL HEALTH CARE		543,624
Housing - 0.1%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	333,259	330,152
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	1,258,516	1,304,629
TOTAL HOUSING		1,634,781
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	225,000	209,575
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (f)	10,435,000	1,018,975
Transportation - 2.7%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (f)	475,000	133,268
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2035 (c)	5,000,000	5,606,424
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured) (c)	680,000	751,733
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2048 (Build America Mutual Assurance Co Insured) (c)	2,000,000	2,046,544
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2053 (Build America Mutual Assurance Co Insured) (c)	2,700,000	2,746,038
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (c)	175,000	178,317
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (c)	105,000	107,934
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2041 (Assured Guaranty Inc Insured) (c)	1,390,000	1,521,226
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2037 (c)	1,000,000	1,146,818
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	815,000	820,832
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	830,000	851,979
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (c)	1,105,000	1,158,899
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (c)	740,000	788,904
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018G, 5% 5/1/2027 (c)	560,000	575,125
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (c)	3,000,000	3,018,592
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (c)	1,400,000	1,502,735
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (c)	5,540,000	6,261,211
TOTAL TRANSPORTATION		29,216,579
Water & Sewer - 0.4%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	3,095,000	3,329,772
San Diego County Water Authority 5% 5/1/2047	635,000	672,821
TOTAL WATER & SEWER		4,002,593
TOTAL CALIFORNIA		71,317,384
Colorado - 1.9%
Education - 0.0%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	210,000	207,624
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	40,000	40,921
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	50,000	50,545
TOTAL ELECTRIC UTILITIES		91,466
Escrowed/Pre-Refunded - 0.1%
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2045 (Pre-refunded to 9/1/2030 at 100)	775,000	824,911
General Obligations - 0.6%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2039	1,335,000	1,592,678
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2044	1,320,000	1,488,868
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	2,180,000	2,399,676
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	105,000	113,423
TOTAL GENERAL OBLIGATIONS		5,594,645
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	190,000	193,784
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 4% 11/15/2043	725,000	684,007
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	190,000	200,903
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	375,000	414,639
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	1,060,000	961,284
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	670,000	518,852
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,715,000	1,482,223
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	110,000	110,161
Colorado Health Facs Auth Rev (Advent Health Proj.) Series 2016 C, 5% tender 11/15/2036 (b)	275,000	280,407
TOTAL HEALTH CARE		4,846,260
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	20,000	20,181
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	5,000	5,058
TOTAL HOUSING		25,239
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	500,212
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	725,000	775,578
Vauxmont Metropolitan District 5% 12/1/2030 (Assured Guaranty Inc Insured)	220,000	237,703
TOTAL SPECIAL TAX		1,513,493
Transportation - 0.4%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (c)	50,000	50,935
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (c)	530,000	494,150
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (c)	1,125,000	1,271,659
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (c)	2,945,000	3,052,296
TOTAL TRANSPORTATION		4,869,040
Water & Sewer - 0.3%
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	2,000,000	2,133,832
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,190,000	1,246,968
TOTAL WATER & SEWER		3,380,800
TOTAL COLORADO		21,353,478
Connecticut - 3.9%
Education - 0.9%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	355,000	311,014
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	235,000	225,457
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	380,000	350,515
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	1,000,000	924,378
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2036	900,000	965,714
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	576,620
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	433,699
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	90,000	88,586
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2026	680,000	683,546
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	1,100,000	1,121,368
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2028	1,120,000	1,152,841
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	1,000,000	1,028,101
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	725,000	739,309
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2036	450,000	456,843
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2039	490,000	494,031
TOTAL EDUCATION		9,552,022
General Obligations - 1.5%
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2032	300,000	335,392
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2033	800,000	889,784
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2034	500,000	553,327
Connecticut St Gen. Oblig. 4% 6/15/2039	300,000	308,558
Connecticut St Gen. Oblig. 4% 6/15/2041	250,000	251,547
Connecticut St Gen. Oblig. 5% 6/15/2028	500,000	530,061
Connecticut St Gen. Oblig. 5% 6/15/2029	410,000	444,398
Connecticut St Gen. Oblig. 5% 6/15/2030	400,000	442,455
Connecticut St Gen. Oblig. 5% 6/15/2031	500,000	563,168
Connecticut St Gen. Oblig. 5% 6/15/2034	350,000	396,161
Connecticut St Gen. Oblig. 5% 6/15/2037	250,000	277,958
Connecticut St Gen. Oblig. 5% 6/15/2038	300,000	331,429
Connecticut St Gen. Oblig. 5% 6/15/2040	500,000	544,253
Connecticut St Gen. Oblig. 5% 6/15/2042	500,000	535,479
Connecticut St Gen. Oblig. 5% 9/15/2030	650,000	722,525
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	115,000	115,806
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	300,000	311,828
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,150,000	1,128,436
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,910,000	1,813,265
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	215,000	197,479
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2039	750,000	853,241
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	125,000	126,138
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	95,000	96,994
New Haven CT Gen. Oblig. Series 2025, 5% 8/1/2026	2,250,000	2,278,356
New Haven CT Gen. Oblig. Series 2025, 5% 8/1/2027	3,000,000	3,102,769
TOTAL GENERAL OBLIGATIONS		17,150,807
Health Care - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(g)	130,000	71,500
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2042	800,000	794,859
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2043	500,000	489,821
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2033	225,000	251,225
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2034	745,000	830,735
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2036	750,000	827,709
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2028	750,000	765,198
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2029	750,000	770,154
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2030	1,000,000	1,031,966
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	415,000	412,933
TOTAL HEALTH CARE		6,246,100
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	170,000	167,740
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 5/15/2026 (c)	425,000	427,620
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2026	200,000	204,085
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2027	230,000	239,766
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2028	220,000	233,677
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2029	125,000	135,135
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2030	175,000	191,782
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2027	220,000	226,807
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2028	225,000	236,575
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2029	225,000	240,931
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2030	375,000	407,603
TOTAL HOUSING		2,711,721
Special Tax - 0.7%
Connecticut St Gen. Oblig. 4% 1/15/2037	2,480,000	2,581,957
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2035	1,820,000	2,126,071
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	2,325,000	2,545,673
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (d)	150,000	159,607
TOTAL SPECIAL TAX		7,413,308
TOTAL CONNECTICUT		43,073,958
District Of Columbia - 0.3%
General Obligations - 0.3%
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2045	3,100,000	3,276,819
District Of Columbia,Virginia - 1.0%
Transportation - 1.0%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (c)	440,000	447,444
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (c)	110,000	113,978
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (c)	55,000	58,171
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2029 (c)	730,000	783,874
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2030 (c)	2,165,000	2,359,969
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2031 (c)	1,655,000	1,829,410
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2039 (c)	2,015,000	2,282,294
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	185,000	196,326
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	1,000,000	1,024,477
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	890,000	644,618
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	1,160,000	1,025,566
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		10,766,127
Florida - 2.5%
Education - 0.3%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	500,000	533,575
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2036	750,000	852,035
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2038	500,000	560,731
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2041	700,000	764,869
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (d)	1,000,000	950,335
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	60,000	61,071
TOTAL EDUCATION		3,722,616
Electric Utilities - 0.3%
Ft Pierce Series 2022A, 5% 10/1/2030 (Assured Guaranty Inc Insured)	175,000	192,044
Ft Pierce Series 2022A, 5% 10/1/2034 (Assured Guaranty Inc Insured)	300,000	334,367
Ft Pierce Series 2022A, 5% 10/1/2036 (Assured Guaranty Inc Insured)	475,000	523,727
Ft Pierce Series 2022A, 5% 10/1/2037 (Assured Guaranty Inc Insured)	425,000	466,370
Ft Pierce Series 2022A, 5% 10/1/2039 (Assured Guaranty Inc Insured)	475,000	513,863
Ft Pierce Series 2022A, 5% 10/1/2040 (Assured Guaranty Inc Insured)	450,000	483,016
Ft Pierce Series 2022A, 5% 10/1/2041 (Assured Guaranty Inc Insured)	400,000	426,183
Ft Pierce Series 2022A, 5% 10/1/2042 (Assured Guaranty Inc Insured)	400,000	425,456
TOTAL ELECTRIC UTILITIES		3,365,026
General Obligations - 0.0%
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2026	10,000	10,017
Health Care - 0.7%
Atlantic Beach Fla Health Care Facs Rev (Naval Continuing Care Retiremt Proj.) Series 2018 A, 5% 11/15/2043	255,000	255,942
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2039	1,000,000	995,639
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	825,000	750,625
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2029	25,000	25,220
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	485,000	346,987
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	110,000	96,524
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2038	725,000	728,953
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	790,000	873,507
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	665,000	674,689
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	495,000	495,224
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2029	175,000	186,807
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2032	200,000	219,646
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2034	310,000	333,814
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2037	385,000	406,711
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2039	400,000	418,026
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2041	400,000	412,931
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2026	100,000	100,114
TOTAL HEALTH CARE		7,321,359
Housing - 0.0%
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	55,000	55,224
Resource Recovery - 0.1%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	890,000	893,731
Special Tax - 0.1%
Tampa FL Tax Alloc 0% 9/1/2034 (f)	700,000	506,482
Tampa FL Tax Alloc 0% 9/1/2035 (f)	750,000	517,118
Tampa FL Tax Alloc 0% 9/1/2036 (f)	800,000	523,397
TOTAL SPECIAL TAX		1,546,997
Transportation - 1.0%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (c)	1,365,000	1,377,596
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (c)	1,000,000	1,007,588
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (c)	245,000	240,863
Greater Orlando Aviation Auth 5% 10/1/2031 (c)	125,000	128,767
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2032 (c)	300,000	318,057
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2038 (c)	430,000	447,010
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2054 (c)	1,620,000	1,626,070
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2026 (c)	2,750,000	2,792,015
Lee Cnty FL Airport Series 2024, 5.25% 10/1/2038 (c)	910,000	1,014,214
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2040	300,000	298,061
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	145,000	147,373
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027 (c)	620,000	620,554
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2036 (c)	735,000	819,805
TOTAL TRANSPORTATION		10,837,973
Water & Sewer - 0.0%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	155,000	172,683
TOTAL FLORIDA		27,925,626
Georgia - 4.4%
Education - 0.2%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	40,000	37,159
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	1,365,000	1,381,697
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2029	500,000	533,639
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	135,000	146,631
TOTAL EDUCATION		2,099,126
Electric Utilities - 0.7%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	360,000	361,512
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	610,000	392,506
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Inc Insured)	400,000	410,603
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2036 (Assured Guaranty Inc Insured)	410,000	418,945
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Inc Insured)	470,000	478,170
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Inc Insured)	385,000	386,565
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041	480,000	467,654
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	245,000	219,310
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026	165,000	165,000
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026 (Assured Guaranty Inc Insured)	425,000	425,000
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028 (Assured Guaranty Inc Insured)	400,000	418,268
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	55,000	58,435
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Inc Insured)	360,000	391,082
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Inc Insured)	330,000	357,504
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Inc Insured)	280,000	303,337
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	375,000	395,986
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037	590,000	656,494
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	165,000	181,445
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	160,000	166,951
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	1,395,000	1,418,570
TOTAL ELECTRIC UTILITIES		8,073,337
General Obligations - 2.5%
Decatur GA Pub Facs Auth Rev (Decatur GA Proj.) Gen. Oblig. 3% 2/1/2047	1,255,000	961,198
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	12,000,000	12,115,546
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	3,485,000	3,773,880
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	3,595,000	3,681,681
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	1,000,000	1,064,390
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	3,940,000	4,168,650
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	425,000	437,253
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2028 (Royal Bank of Canada Guaranteed)	550,000	575,443
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	1,360,000	1,461,138
TOTAL GENERAL OBLIGATIONS		28,239,179
Health Care - 0.2%
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2027	210,000	217,248
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	1,895,000	1,417,009
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	5,000	4,378
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	205,000	194,585
TOTAL HEALTH CARE		1,833,220
Industrial Development - 0.4%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025A, 5.25% 6/1/2040	615,000	661,091
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (d)	430,000	439,674
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (d)	1,090,000	1,080,497
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (d)	1,885,000	1,887,722
TOTAL INDUSTRIAL DEVELOPMENT		4,068,984
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	1,360,000	1,454,791
Transportation - 0.3%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (c)	520,000	562,978
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2035 (c)	1,340,000	1,506,739
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	1,000,000	1,100,171
TOTAL TRANSPORTATION		3,169,888
TOTAL GEORGIA		48,938,525
Hawaii - 1.1%
General Obligations - 0.7%
Honolulu HI City & Cnty Gen. Oblig. Series 2017 A, 5% 9/1/2033	5,000	5,177
Honolulu HI City & Cnty Gen. Oblig. Series 2020 B, 5% 3/1/2029	1,000,000	1,077,860
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5% 7/1/2048	1,375,000	1,447,105
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2046	1,500,000	1,620,490
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2047	2,000,000	2,153,343
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	1,300,000	1,394,424
TOTAL GENERAL OBLIGATIONS		7,698,399
Transportation - 0.4%
Hawaii St Arpts Sys Rev 5% 7/1/2045 (c)	2,500,000	2,589,039
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (c)	350,000	364,666
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (c)	1,245,000	1,301,760
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (c)	40,000	40,556
TOTAL TRANSPORTATION		4,296,021
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	455,000	522,990
TOTAL HAWAII		12,517,410
Idaho - 0.1%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	10,000	10,052
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	610,000	682,283
TOTAL IDAHO		692,335
Illinois - 8.7%
Education - 0.3%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2030	100,000	104,930
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	615,000	624,868
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 5% 10/1/2028	10,000	10,145
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016, 5% 10/1/2029	30,000	30,431
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	60,000	54,397
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	295,000	290,976
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	100,000	98,471
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2026	200,000	203,503
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2031	200,000	214,627
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	200,000	209,770
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2029	350,000	367,054
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2030	230,000	243,481
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2031	215,000	229,101
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	455,000	448,305
Univ IL Brd Trustees Cfts Partn (Board of Trustees of the University of Illinois/The Proj.) Series A, 5% 10/1/2026	15,000	15,022
TOTAL EDUCATION		3,145,081
Escrowed/Pre-Refunded - 0.0%
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	10,000	10,274
General Obligations - 4.7%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	15,000	15,084
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	350,000	356,646
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	160,000	162,544
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	150,000	152,120
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	405,000	413,473
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	125,000	128,442
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	100,000	102,092
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	600,000	572,345
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	935,052
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	4,285,000	4,476,960
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	3,000,000	3,174,479
Chicago IL Gen. Oblig. 5% 1/1/2029	1,000,000	1,034,313
Chicago IL Gen. Oblig. 5% 1/1/2033	895,000	944,372
Chicago IL Gen. Oblig. Series 2015 C, 5% 1/1/2027	215,000	215,039
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	400,000	404,691
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	615,000	642,549
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	7,725,000	8,121,292
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	375,000	374,775
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2032	1,445,000	1,530,749
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2033	1,490,000	1,584,118
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2038	1,985,000	2,133,149
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	425,000	463,654
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2031	500,000	507,874
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	90,000	91,031
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	90,000	92,075
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	45,000	46,604
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	185,000	174,779
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	2,100,000	2,073,899
Illinois St Gen. Oblig. 5% 2/1/2027	270,000	276,078
Illinois St Gen. Oblig. 5% 3/1/2029	650,000	691,936
Illinois St Gen. Oblig. 5% 3/1/2033	1,700,000	1,875,127
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	5,000	4,999
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	850,000	883,337
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	650,000	721,960
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	450,000	492,345
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	1,915,000	2,095,592
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	670,000	715,386
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	5,000,000	5,262,111
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	1,615,000	1,729,059
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	685,000	769,109
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	520,000	558,673
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	460,000	484,600
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	340,000	352,128
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2037	1,815,000	1,800,165
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	680,000	719,665
TOTAL GENERAL OBLIGATIONS		50,356,470
Health Care - 0.8%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	400,000	339,527
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	620,000	625,830
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	485,000	489,560
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 5% 7/15/2042	1,000,000	1,020,944
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	835,000	763,184
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	750,000	699,491
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	10,000	10,067
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	250,000	254,553
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	40,000	40,854
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	30,000	30,556
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 4% 8/15/2037	2,155,000	2,163,274
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	285,000	226,114
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	710,000	514,137
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	1,570,000	1,108,879
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,000,000	859,530
TOTAL HEALTH CARE		9,146,500
Housing - 0.0%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	106,985
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	420,000	413,590
TOTAL HOUSING		520,575
Special Tax - 2.0%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2038	3,230,000	3,596,297
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	1,120,000	1,203,234
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (f)	420,000	292,882
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (f)	1,200,000	1,110,437
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (f)	30,000	24,202
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (f)	240,000	171,247
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (f)	2,280,000	1,547,231
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (f)	1,725,000	946,383
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (f)	610,000	281,750
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (f)	1,680,000	728,987
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (f)	155,000	56,125
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	5,000,000	4,433,269
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	1,170,000	1,016,701
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2031	1,000,000	1,092,296
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	3,835,000	4,222,561
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	1,000,000	1,080,468
TOTAL SPECIAL TAX		21,804,070
Transportation - 0.9%
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2030 (c)	1,215,000	1,297,774
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	200,000	200,000
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2040 (c)	1,850,000	1,934,909
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,096,100
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (c)	300,000	329,388
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (c)	665,000	714,604
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2040 (c)	1,715,000	1,885,417
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (c)	50,000	50,862
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2017, 4.8% tender 12/1/2043 (b)(c)(d)	2,000,000	2,064,469
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	105,000	107,927
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	220,000	234,008
TOTAL TRANSPORTATION		9,915,458
TOTAL ILLINOIS		94,898,428
Indiana - 1.2%
Education - 0.4%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	1,130,000	1,197,572
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	1,990,000	2,128,921
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2047	1,055,000	1,039,451
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	215,000	199,440
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	105,000	112,107
TOTAL EDUCATION		4,677,491
Electric Utilities - 0.0%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	50,000	49,643
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	100,000	99,335
TOTAL ELECTRIC UTILITIES		148,978
General Obligations - 0.3%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 1/15/2044 (Build America Mutual Assurance Co Insured)	1,000,000	1,081,582
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	835,000	953,445
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 1/15/2044 (Build America Mutual Assurance Co Insured)	1,150,000	1,243,819
TOTAL GENERAL OBLIGATIONS		3,278,846
Health Care - 0.2%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	135,000	125,137
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	1,860,000	1,667,995
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	50,000	50,709
TOTAL HEALTH CARE		1,843,841
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	805,000	791,460
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	70,000	69,128
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	165,000	165,163
TOTAL HOUSING		1,025,751
Industrial Development - 0.1%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	695,000	701,395
Special Tax - 0.0%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	360,000	374,215
Water & Sewer - 0.1%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	1,000,000	1,057,949
TOTAL INDIANA		13,108,466
Iowa - 0.6%
Education - 0.4%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 6% 10/1/2055	3,000,000	3,132,833
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (c)	550,000	566,841
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2027 (c)	155,000	159,693
TOTAL EDUCATION		3,859,367
Tobacco Bonds - 0.2%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	425,000	407,715
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2027	250,000	257,138
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2028	500,000	524,273
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2029	600,000	639,411
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2030	700,000	755,593
TOTAL TOBACCO BONDS		2,584,130
TOTAL IOWA		6,443,497
Kansas - 0.0%
General Obligations - 0.0%
Garden City Kans Gen. Oblig. 3% 11/1/2040	500,000	449,022
Kentucky - 1.5%
Education - 0.2%
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2036	615,000	699,279
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2037	580,000	653,694
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2038	800,000	895,850
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2039	210,000	234,328
TOTAL EDUCATION		2,483,151
Electric Utilities - 0.1%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	1,000,000	984,302
General Obligations - 1.0%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2045 (Build America Mutual Assurance Co Insured)	3,785,000	4,054,609
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	1,505,000	1,517,757
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2030 (Morgan Stanley Guaranteed)	755,000	800,557
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2031 (Morgan Stanley Guaranteed)	805,000	863,862
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2032 (Morgan Stanley Guaranteed)	600,000	645,163
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	80,000	80,629
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	85,000	89,569
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	20,000	21,025
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	15,000	15,742
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	20,000	20,938
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	10,000	10,444
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	10,000	10,428
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	1,000,000	1,038,469
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	600,000	609,321
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	150,000	159,640
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2043	1,335,000	1,436,086
TOTAL GENERAL OBLIGATIONS		11,374,239
Health Care - 0.2%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	175,000	173,445
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2016 A, 4% 2/1/2036	300,000	300,030
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	370,000	337,651
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2030	345,000	368,948
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	85,000	90,790
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	70,000	70,929
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,230,000	982,193
TOTAL HEALTH CARE		2,323,986
TOTAL KENTUCKY		17,165,678
Louisiana - 0.3%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	15,000	15,312
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 12/15/2032	165,000	171,363
TOTAL EDUCATION		186,675
Health Care - 0.0%
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	195,000	195,042
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2038	100,000	104,335
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	115,000	118,137
TOTAL HEALTH CARE		417,514
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	220,000	239,729
Transportation - 0.3%
New Orleans LA Aviation Board Series 2017 B, 5% 1/1/2048 (c)	2,000,000	2,000,400
TOTAL LOUISIANA		2,844,318
Maine - 0.2%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,279
General Obligations - 0.2%
Auburn ME 2.375% 11/1/2040	2,300,000	1,723,627
Auburn ME Series 2021, 2% 11/1/2036	500,000	401,187
TOTAL GENERAL OBLIGATIONS		2,124,814
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	85,000	72,290
TOTAL MAINE		2,207,383
Maryland - 1.1%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	370,000	387,917
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2030	745,000	790,676
TOTAL EDUCATION		1,178,593
General Obligations - 0.6%
Charles Cnty MD Gen. Oblig. Series 2020, 2.125% 10/1/2044	505,000	343,476
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2045	515,000	348,810
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2046	525,000	347,731
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2047	540,000	351,177
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2048	550,000	352,229
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2049	560,000	353,342
Charles Cnty MD Gen. Oblig. Series 2020, 2.25% 10/1/2050	570,000	353,986
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	1,005,000	855,310
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2026	1,650,000	1,679,519
State of Maryland Gen. Oblig. 4% 3/1/2028	1,000,000	1,031,929
TOTAL GENERAL OBLIGATIONS		6,017,509
Health Care - 0.2%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	1,210,000	771,867
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	1,265,000	968,119
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	915,000	654,750
TOTAL HEALTH CARE		2,394,736
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	335,000	334,145
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	115,000	121,339
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	40,000	40,443
TOTAL HOUSING		495,927
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	180,000	168,212
Transportation - 0.2%
Maryland St Transn Auth Transn Series 2020, 5% 7/1/2040	2,000,000	2,124,672
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2026 (c)	230,000	231,821
TOTAL TRANSPORTATION		2,356,493
TOTAL MARYLAND		12,611,470
Massachusetts - 1.8%
Education - 0.6%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,245,000	1,357,551
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2026	240,000	239,754
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2027	255,000	254,304
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2028	325,000	323,596
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2029	340,000	338,125
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2030	355,000	351,835
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2031	370,000	365,518
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	490,000	346,335
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	370,000	324,743
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	480,000	414,435
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2027	440,000	447,006
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	40,000	40,569
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	325,000	331,357
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2037	1,050,000	1,068,148
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2036	275,000	276,927
TOTAL EDUCATION		6,480,203
General Obligations - 0.6%
Massachusetts St Gen. Oblig. 5% 1/1/2049	2,000,000	2,034,795
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	2,000,000	2,120,599
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	345,000	351,603
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	1,640,000	1,684,005
TOTAL GENERAL OBLIGATIONS		6,191,002
Health Care - 0.0%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	165,000	166,633
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	195,000	201,033
Massachusetts St Dev Fin Agy Rev (Lawrence General Hospital MA Proj.) Series 2014A, 5.25% 7/1/2034	40,000	37,708
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2030	195,000	196,265
TOTAL HEALTH CARE		601,639
Special Tax - 0.3%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	820,000	911,317
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2026	350,000	353,563
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2027	500,000	517,409
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	1,250,000	1,287,302
TOTAL SPECIAL TAX		3,069,591
Transportation - 0.3%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (c)	230,000	231,654
Massachusetts St Port Auth Rev 5% 7/1/2041 (c)	1,000,000	1,049,665
Massachusetts St Port Auth Rev 5% 7/1/2046 (c)	290,000	296,380
Massachusetts St Port Auth Rev 5% 7/1/2051 (c)	1,000,000	1,011,061
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (c)	500,000	518,809
TOTAL TRANSPORTATION		3,107,569
TOTAL MASSACHUSETTS		19,450,004
Michigan - 1.4%
Education - 0.3%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2031	665,000	685,791
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2032	690,000	753,189
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2033	650,000	704,456
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2036	505,000	541,406
University MI Univ Revs Series 2020 A, 5% 4/1/2050	1,000,000	1,032,571
TOTAL EDUCATION		3,717,413
General Obligations - 0.0%
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Inc Insured)	180,000	183,524
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	350,000	278,438
TOTAL GENERAL OBLIGATIONS		461,962
Health Care - 0.1%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	140,000	130,699
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	265,000	269,490
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	395,000	279,953
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	160,000	162,922
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	555,000	397,246
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	10,000	10,432
TOTAL HEALTH CARE		1,250,742
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	340,000	339,332
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	555,000	381,258
TOTAL HOUSING		720,590
Special Tax - 0.0%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	50,000	51,170
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	135,000	116,290
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	1,105,000	1,126,048
TOTAL TOBACCO BONDS		1,242,338
Transportation - 0.5%
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (c)	85,000	89,190
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2034 (c)	350,000	390,473
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2035 (c)	550,000	615,083
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2036 (c)	350,000	399,065
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2037 (c)	385,000	435,044
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2038 (c)	450,000	505,122
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2039 (c)	735,000	818,541
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2040 (c)	790,000	870,942
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2029	45,000	46,940
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (c)	150,000	151,516
TOTAL TRANSPORTATION		4,321,916
Water & Sewer - 0.4%
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2035	2,845,000	3,310,956
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	100,000	101,115
TOTAL WATER & SEWER		3,412,071
TOTAL MICHIGAN		15,178,202
Minnesota - 0.7%
Education - 0.4%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	500,000	517,823
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	30,000	29,206
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	294,038
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	4,000,000	4,101,098
TOTAL EDUCATION		4,942,165
General Obligations - 0.2%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2039	2,050,000	2,069,976
Health Care - 0.0%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	60,000	60,043
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	125,000	132,826
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (c)	210,000	229,861
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2037 (c)	520,000	559,277
TOTAL TRANSPORTATION		789,138
TOTAL MINNESOTA		7,994,148
Mississippi - 0.8%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.40% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	490,000	424,335
General Obligations - 0.8%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2030	250,000	272,915
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2031	500,000	554,744
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2032	500,000	562,157
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2033	575,000	653,230
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2034	375,000	429,691
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2035	500,000	576,577
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2036	700,000	800,426
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2037	625,000	708,338
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2038	625,000	702,927
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2039	850,000	949,408
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2040	750,000	841,094
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2041	665,000	737,691
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2042	850,000	932,488
TOTAL GENERAL OBLIGATIONS		8,721,686
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	80,000	81,451
TOTAL MISSISSIPPI		9,227,472
Missouri - 0.7%
General Obligations - 0.1%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	1,000,000	1,083,597
Health Care - 0.1%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2041	250,000	250,448
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	105,000	106,764
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) 5% 11/15/2043	1,000,000	1,018,726
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	25,000	24,232
TOTAL HEALTH CARE		1,400,170
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	10,000	10,050
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	320,000	315,320
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	830,000	834,092
TOTAL HOUSING		1,159,462
Industrial Development - 0.1%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (c)	1,170,000	1,241,858
Transportation - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2045 (c)	1,780,000	1,616,449
St Louis MO Arpt Rev 5.25% 7/1/2026 (Assured Guaranty Inc Insured)	570,000	577,472
TOTAL TRANSPORTATION		2,193,921
Water & Sewer - 0.1%
Kansas City MO Wtr Rev 4% 12/1/2044	1,200,000	1,187,253
TOTAL MISSOURI		8,266,261
Montana - 0.3%
Health Care - 0.0%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	575,000	414,222
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2032	30,000	30,613
TOTAL HEALTH CARE		444,835
Housing - 0.3%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	5,000	5,046
Montana St Brd Hsg Single Family Mtg Series 2025B, 6% 12/1/2055	2,385,000	2,637,255
TOTAL HOUSING		2,642,301
TOTAL MONTANA		3,087,136
Nebraska - 1.3%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	260,000	185,011
Electric Utilities - 0.4%
Omaha Public Power District Series 2025 A, 5% 2/1/2039	4,055,000	4,617,381
General Obligations - 0.6%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	2,290,000	2,442,366
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	3,470,000	3,697,668
TOTAL GENERAL OBLIGATIONS		6,140,034
Housing - 0.3%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	25,000	25,035
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	25,000	24,969
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	420,000	418,707
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2026 (c)	1,100,000	1,102,848
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2030 (c)	400,000	420,427
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2026 (c)	1,140,000	1,152,433
TOTAL HOUSING		3,144,419
TOTAL NEBRASKA		14,086,845
Nevada - 1.3%
General Obligations - 0.4%
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	3,600,000	3,002,154
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	1,110,000	994,053
Washoe Cnty Nev Sch Dist Series 2021, 2.125% 6/1/2043	1,000,000	698,150
TOTAL GENERAL OBLIGATIONS		4,694,357
Housing - 0.1%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	1,345,000	1,321,269
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	145,000	145,617
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	15,000	15,065
TOTAL HOUSING		1,481,951
Special Tax - 0.0%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	195,000	196,430
Transportation - 0.8%
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2049 (c)	3,500,000	3,630,031
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2054 (c)	4,000,000	4,119,570
TOTAL TRANSPORTATION		7,749,601
TOTAL NEVADA		14,122,339
New Hampshire - 0.6%
General Obligations - 0.0%
Nashua NH Gen. Oblig. 2% 8/1/2039	435,000	337,642
Nashua NH Gen. Oblig. 2.125% 8/1/2040	440,000	335,299
Nashua NH Gen. Oblig. 2.125% 8/1/2041	315,000	232,199
TOTAL GENERAL OBLIGATIONS		905,140
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	490,000	358,197
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2030	1,405,000	1,523,983
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2026	105,000	106,231
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	100,000	102,888
TOTAL HEALTH CARE		2,091,299
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	212,891	216,876
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	1,577,604	1,523,953
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	1,433,783	1,422,562
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2020 2, 2.1% 7/1/2040	1,000,000	756,405
TOTAL HOUSING		3,919,796
TOTAL NEW HAMPSHIRE		6,916,235
New Jersey - 4.3%
Education - 1.2%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	200,000	224,280
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	700,000	775,158
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	550,000	605,212
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	575,000	629,335
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	650,000	707,824
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	700,000	743,264
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	855,000	897,124
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (c)	530,000	537,592
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (c)	485,000	491,948
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (c)	850,000	877,334
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (c)	40,000	41,256
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (c)	205,000	207,937
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2027 (c)	145,000	149,554
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (c)	3,780,000	4,045,413
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (c)	1,170,000	1,261,856
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,100,656
TOTAL EDUCATION		13,295,743
Escrowed/Pre-Refunded - 0.0%
New Jersey Economic Dev Auth Rev 5% 6/15/2043 (Pre-refunded to 12/15/2028 at 100)	470,000	504,966
General Obligations - 2.4%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	90,000	92,208
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	410,000	433,250
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	315,000	300,383
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	180,000	185,397
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series A, 4% 11/1/2027	370,000	379,625
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	610,000	567,756
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	360,000	376,766
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2027	35,000	36,212
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2028	40,000	42,268
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2043	800,000	820,871
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	500,000	504,574
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (f)	250,000	236,201
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (f)	780,000	606,584
New Jersey Trans Trust Fund Auth 4% 6/15/2034	140,000	145,560
New Jersey Trans Trust Fund Auth 4% 6/15/2038	185,000	186,893
New Jersey Trans Trust Fund Auth 4% 6/15/2045	1,535,000	1,450,106
New Jersey Trans Trust Fund Auth 4% 6/15/2050	1,980,000	1,778,192
New Jersey Trans Trust Fund Auth 5% 6/15/2032	295,000	327,901
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,000,000	1,107,403
New Jersey Trans Trust Fund Auth 5% 6/15/2040	210,000	222,973
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	4,190,000	4,665,242
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	1,310,000	1,374,242
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	2,765,000	2,881,868
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	106,050
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,000,000	1,059,047
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	720,000	723,312
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,385,000	1,292,594
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,000,000	898,077
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	250,000	281,340
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	1,460,000	1,618,050
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	495,000	561,112
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	470,000	532,773
TOTAL GENERAL OBLIGATIONS		25,794,830
Health Care - 0.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)	100,000	77,760
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	100,000	86,094
TOTAL HEALTH CARE		163,854
Tobacco Bonds - 0.2%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	1,915,000	1,907,367
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	435,000	422,249
TOTAL TOBACCO BONDS		2,329,616
Transportation - 0.5%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	160,000	161,602
New Jersey Turnpike Authority 5% 1/1/2028	840,000	880,388
New Jersey Turnpike Authority 5% 1/1/2028	170,000	173,743
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	1,450,000	1,567,324
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	1,800,000	1,906,949
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2033	370,000	423,153
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2036 (Build America Mutual Assurance Co Insured)	450,000	501,594
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	150,000	160,417
TOTAL TRANSPORTATION		5,775,170
TOTAL NEW JERSEY		47,864,179
New Jersey,New York - 0.2%
Transportation - 0.2%
Port Auth NY & NJ 5% 10/15/2030 (c)	1,100,000	1,198,764
Port Auth NY & NJ Series 202, 5% 10/15/2029 (c)	500,000	512,189
TOTAL NEW JERSEY,NEW YORK		1,710,953
New Mexico - 0.1%
Education - 0.1%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (c)	1,045,000	1,054,341
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (c)	350,000	357,629
TOTAL EDUCATION		1,411,970
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	5,000	5,124
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	5,000	5,037
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	5,000	4,881
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	15,000	13,929
TOTAL HEALTH CARE		28,971
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	20,000	20,022
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	85,000	85,380
TOTAL HOUSING		105,402
TOTAL NEW MEXICO		1,546,343
New York - 7.2%
Education - 0.2%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2015B, 4% 7/1/2035	5,000	5,000
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2032	1,250,000	1,347,812
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	110,000	115,101
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	310,000	314,790
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2015, 5% 7/1/2027	295,000	295,321
TOTAL EDUCATION		2,078,024
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	500,000	494,271
General Obligations - 0.5%
City of New York NY Gen. Oblig. Series E, 5% 8/1/2030	1,025,000	1,039,148
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	1,135,000	1,220,383
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	2,380,000	2,521,092
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	675,000	691,485
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	520,000	528,605
TOTAL GENERAL OBLIGATIONS		6,000,713
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2037	350,000	333,108
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2020A, 4% 9/1/2039	700,000	647,944
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2029 (Assured Guaranty Inc Insured)	600,000	604,925
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (d)	100,000	83,252
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	100,000	75,832
TOTAL HEALTH CARE		1,745,061
Housing - 0.9%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	1,485,000	1,497,859
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	2,570,000	2,605,528
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	580,000	559,845
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	3,120,000	3,121,102
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020A 1 B, 5% 5/1/2030	490,000	528,729
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	15,000	14,939
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 239, 3.25% 10/1/2051	690,000	681,852
TOTAL HOUSING		9,009,854
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	100,000	99,996
Other - 0.3%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2035	600,000	704,729
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2036	625,000	730,070
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2037	875,000	1,016,219
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2040	260,000	295,163
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	660,000	743,594
TOTAL OTHER		3,489,775
Special Tax - 2.6%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	1,025,000	1,059,111
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	4,750,000	5,261,821
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2029	4,000,000	4,366,896
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	3,915,000	4,249,308
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	765,000	793,861
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	1,060,000	780,415
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	1,065,000	793,161
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	1,000,000	1,015,367
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	1,000,000	1,010,571
New York State Dormitory Authority (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2052	3,550,000	3,730,928
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2039	1,000,000	1,008,225
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	1,435,000	1,369,561
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	1,350,000	1,257,539
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,105,000	1,177,048
TOTAL SPECIAL TAX		27,873,812
Transportation - 1.9%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	2,050,000	1,870,016
Metropolitan Transn Auth NY Rv 4% 11/15/2047	150,000	135,860
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,220,000	2,332,463
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	5,000,000	5,235,659
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	100,000	100,724
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2033	1,000,000	1,016,034
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (c)	1,000,000	1,013,834
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (c)	380,000	414,938
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (c)	590,000	641,098
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	645,000	697,371
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	325,000	349,290
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (c)	220,000	234,823
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (c)	590,000	625,553
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (c)	1,430,000	1,509,560
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (c)	1,090,000	1,143,221
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (c)	925,000	962,878
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (c)	840,000	867,081
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (c)	420,000	429,822
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (c)	625,000	637,562
TOTAL TRANSPORTATION		20,217,787
Water & Sewer - 0.7%
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	1,350,000	1,388,728
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	4,650,000	4,890,457
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2028	160,000	168,899
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2029	100,000	108,186
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2030	340,000	376,672
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2028	235,000	251,125
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2029	200,000	218,953
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2030	400,000	447,991
TOTAL WATER & SEWER		7,851,011
TOTAL NEW YORK		78,860,304
North Carolina - 0.7%
Health Care - 0.4%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	280,000	232,105
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	365,000	292,506
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	300,000	299,484
Unc Health Nash Series 2025, 5% 2/1/2045	1,300,000	1,339,629
Unc Health Nash Series 2025, 5.5% 2/1/2043	1,130,000	1,229,484
Unc Health Nash Series 2025, 5.5% 2/1/2044	995,000	1,073,999
TOTAL HEALTH CARE		4,467,207
Transportation - 0.3%
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2053 (Assured Guaranty Inc Insured)	3,590,000	3,673,558
TOTAL NORTH CAROLINA		8,140,765
North Dakota - 0.1%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	790,000	536,694
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	140,000	138,268
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	465,000	456,944
TOTAL HOUSING		595,212
TOTAL NORTH DAKOTA		1,131,906
Ohio - 4.5%
Education - 1.5%
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2034 (Build America Mutual Assurance Co Insured)	1,030,000	1,177,093
Cleveland OH St Univ Gen Rcp Series 2025 C, 5% 6/1/2040 (Build America Mutual Assurance Co Insured)	2,265,000	2,456,469
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,495,000	1,504,685
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) 5.5% 9/1/2050	2,000,000	2,092,701
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2045	585,000	595,287
Univ Akron Ohio Gen Rcpt 4% 1/1/2027	220,000	222,686
Youngstown St Univ Ohio Gen Rcpts Series 2025, 5% 12/15/2045 (Build America Mutual Assurance Co Insured)	7,235,000	7,550,691
TOTAL EDUCATION		15,599,612
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	500,000	563,733
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	175,000	178,962
TOTAL ELECTRIC UTILITIES		742,695
Escrowed/Pre-Refunded - 0.2%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	495,000	506,135
Akron Bath Copley Hsp Dist OH Series 2020, 4% 11/15/2038 (Pre-refunded to 11/15/2030 at 100)	1,500,000	1,600,451
TOTAL ESCROWED/PRE-REFUNDED		2,106,586
General Obligations - 0.3%
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2028	140,000	147,635
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	210,000	226,610
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	290,000	319,856
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2028	205,000	215,755
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	385,000	414,667
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	320,000	352,335
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2028	275,000	290,264
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	480,000	518,424
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	480,000	529,843
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2028	110,000	115,999
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	160,000	172,655
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	190,000	209,561
TOTAL GENERAL OBLIGATIONS		3,513,604
Health Care - 0.3%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	390,000	395,161
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	430,000	409,694
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2026	400,000	405,049
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2027	400,000	412,769
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2028	340,000	356,945
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 5% 1/15/2031	300,000	320,989
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2026	320,000	320,000
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	100,000	102,625
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	215,000	223,398
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	230,000	241,948
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	245,000	261,071
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	260,000	279,771
TOTAL HEALTH CARE		3,729,420
Housing - 0.3%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	10,000	10,108
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	3,215,000	3,186,463
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	350,000	382,620
TOTAL HOUSING		3,579,191
Special Tax - 0.8%
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2035	8,000,000	8,380,462
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	200,000	203,266
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	200,000	202,412
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	60,000	60,107
TOTAL SPECIAL TAX		8,846,247
Tobacco Bonds - 0.3%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	2,105,000	1,489,319
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	1,300,000	1,122,378
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	370,000	391,200
TOTAL TOBACCO BONDS		3,002,897
Transportation - 0.6%
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2044 (c)	5,645,000	5,922,588
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2028	1,250,000	1,340,175
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	70,000	79,514
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	185,000	206,091
TOTAL TRANSPORTATION		7,548,368
Water & Sewer - 0.1%
Cleveland OH Wtr Rev Series 2020 FF, 5% 1/1/2028	800,000	838,944
TOTAL OHIO		49,507,564
Oklahoma - 0.0%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	125,000	118,222
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	65,000	71,251
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (c)	200,000	200,731
TOTAL OKLAHOMA		390,204
Oregon - 0.9%
General Obligations - 0.6%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2040 (c)	1,000,000	1,081,832
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2041 (c)	1,250,000	1,366,907
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2042 (c)	1,395,000	1,508,650
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2043 (c)	1,075,000	1,150,911
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (f)	2,460,000	1,157,491
TOTAL GENERAL OBLIGATIONS		6,265,791
Health Care - 0.0%
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	850,000	611,955
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	160,000	139,911
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	570,000	572,070
TOTAL HOUSING		711,981
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5.25% 4/1/2045	1,220,000	1,340,173
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2036 (c)	240,000	254,761
Port of Portland Arpt Rev 5% 7/1/2045 (c)	650,000	661,133
TOTAL TRANSPORTATION		915,894
TOTAL OREGON		9,845,794
Pennsylvania - 5.4%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (e)	170,000	81,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (e)	270,000	129,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (e)	300,000	144,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	300,000	304,591
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (c)	410,000	430,002
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	10,000	10,158
TOTAL EDUCATION		1,099,951
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Inc Insured)	835,000	878,232
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2032 (Assured Guaranty Inc Insured)	1,000,000	1,098,475
TOTAL ELECTRIC UTILITIES		1,976,707
General Obligations - 0.9%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	1,155,000	841,576
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	1,895,000	2,054,691
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	305,000	321,343
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2026	455,000	460,092
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2027	500,000	517,041
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2034	450,000	467,889
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	220,000	222,951
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	3,060,000	3,376,295
Philadelphia PA Sch Dist 4% 9/1/2035	170,000	174,398
Philadelphia PA Sch Dist 5% 9/1/2026	415,000	421,178
Philadelphia PA Sch Dist 5% 9/1/2033	315,000	335,690
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	80,000	85,634
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	50,000	51,168
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Inc Insured)	315,000	319,985
TOTAL GENERAL OBLIGATIONS		9,649,931
Health Care - 0.5%
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) Series 2024, 5.375% 7/1/2039 (d)	2,575,000	2,837,134
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	40,000	36,598
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	500,000	501,942
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	500,000	389,645
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 1, 5% 2/15/2045	100,000	100,609
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	330,000	291,174
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	185,000	165,865
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	195,000	170,005
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	760,000	765,848
Southcentral PA Gen Auth Rev (UPMC Proj.) Series 2015, 5% 12/1/2028	45,000	45,047
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	50,000	46,865
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	115,000	102,594
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	135,000	136,345
TOTAL HEALTH CARE		5,589,671
Housing - 0.8%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026	600,000	609,833
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027 (c)	1,160,000	1,192,925
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	450,000	467,047
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	1,000,000	1,073,763
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2030	695,000	760,135
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2026	1,100,000	1,105,904
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027	500,000	513,443
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2028	465,000	486,659
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	480,000	510,772
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2030	1,010,000	1,095,561
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2022 138, 5% 10/1/2028	475,000	501,989
TOTAL HOUSING		8,318,031
Transportation - 2.9%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (c)	1,280,000	1,280,150
Pennsylvania Turnpike Commission 5.25% 12/1/2055	2,215,000	2,364,179
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	1,000,000	924,600
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2028	625,000	665,338
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2029	1,000,000	1,086,213
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2044	7,405,000	7,913,566
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2044	5,580,000	5,986,502
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2039	1,000,000	1,125,319
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (c)	50,000	51,042
Philadelphia PA Airport Rev Series 2020 C, 5% 7/1/2029 (c)	595,000	636,886
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	2,920,000	2,948,905
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (c)	4,020,000	4,135,437
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	425,000	446,478
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (c)	1,000,000	1,088,570
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (c)	1,000,000	1,083,879
Philadelphia PA Airport Rev Series 2025B, 5.25% 7/1/2041 (c)	745,000	815,333
TOTAL TRANSPORTATION		32,552,397
Water & Sewer - 0.1%
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Inc Insured)	1,000,000	1,071,798
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	70,000	72,362
TOTAL WATER & SEWER		1,144,160
TOTAL PENNSYLVANIA		60,330,848
Puerto Rico - 0.6%
General Obligations - 0.4%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	2,273,421	1,645,148
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,608,885	1,608,407
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	575,000	565,045
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	999,707	1,059,261
TOTAL GENERAL OBLIGATIONS		4,877,861
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 A, 5% 7/1/2033 (d)	900,000	941,173
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (d)	250,000	261,436
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	460,000	474,913
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (d)	640,000	604,872
TOTAL WATER & SEWER		2,282,394
TOTAL PUERTO RICO		7,160,255
Rhode Island - 0.5%
Education - 0.4%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	445,000	500,456
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2041	555,000	599,469
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	1,000,000	1,037,673
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	1,145,000	1,169,785
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	35,000	34,908
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (c)	730,000	775,150
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (c)	725,000	758,753
TOTAL EDUCATION		4,876,194
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	320,000	360,080
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	280,000	298,462
TOTAL GENERAL OBLIGATIONS		658,542
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	10,000	10,037
TOTAL RHODE ISLAND		5,544,773
South Carolina - 1.8%
Education - 0.1%
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	1,000,000	892,170
Electric Utilities - 0.7%
South Carolina St Svc Auth Rev 5% 12/1/2031	1,250,000	1,401,904
South Carolina St Svc Auth Rev 5% 12/1/2032	1,100,000	1,245,059
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2026	140,000	141,299
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	500,000	504,571
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	15,000	15,123
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	1,290,000	1,447,075
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	400,000	420,473
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	555,000	592,083
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	140,000	133,058
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	205,000	213,189
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	1,510,000	1,572,296
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	105,000	107,059
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	195,000	198,215
TOTAL ELECTRIC UTILITIES		7,991,404
Health Care - 0.8%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.5% 11/15/2044	1,150,000	1,183,321
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2048	5,000,000	5,342,139
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	1,115,000	1,122,152
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	835,000	910,767
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	170,000	179,842
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	20,000	18,089
TOTAL HEALTH CARE		8,756,310
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	30,000	30,215
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	225,000	246,021
TOTAL HOUSING		276,236
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (c)	1,475,000	1,522,206
South Carolina St Ports Auth Series 2018, 5% 7/1/2043 (c)	520,000	526,232
TOTAL TRANSPORTATION		2,048,438
Water & Sewer - 0.0%
Lexington SC Wtrwks & Swr Sys Rev Series 2021 A, 3% 4/1/2043	435,000	350,448
TOTAL SOUTH CAROLINA		20,315,006
South Dakota - 0.4%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) Series 2017, 4% 7/1/2042	500,000	471,750
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	475,000	380,339
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	1,150,000	1,275,257
TOTAL HEALTH CARE		2,127,346
Transportation - 0.3%
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2029 (Build America Mutual Assurance Co Insured) (c)	695,000	745,339
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2030 (Build America Mutual Assurance Co Insured) (c)	365,000	396,474
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2031 (Build America Mutual Assurance Co Insured) (c)	770,000	845,537
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2033 (Build America Mutual Assurance Co Insured) (c)	345,000	384,922
Sioux Falls Regional Airport Authority Series 2025, 5.25% 12/1/2040 (Build America Mutual Assurance Co Insured) (c)	440,000	483,021
TOTAL TRANSPORTATION		2,855,293
TOTAL SOUTH DAKOTA		4,982,639
Tennessee - 1.4%
Education - 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2038	900,000	979,164
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2040	800,000	854,901
TOTAL EDUCATION		1,834,065
General Obligations - 0.9%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2030	2,400,000	2,632,372
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	6,180,000	6,645,290
TOTAL GENERAL OBLIGATIONS		9,277,662
Health Care - 0.0%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	575,000	518,159
Housing - 0.1%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	335,000	331,164
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	185,000	182,198
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	65,000	56,397
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	75,000	59,807
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	145,000	126,890
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	105,000	104,939
TOTAL HOUSING		861,395
Transportation - 0.2%
Memphis-Shelby Cnty TN Arpt Auth Series 20018, 5% 7/1/2026 (c)	450,000	454,232
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (c)	200,000	203,823
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (c)	1,315,000	1,337,077
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (c)	655,000	684,900
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (c)	75,000	75,368
TOTAL TRANSPORTATION		2,755,400
Water & Sewer - 0.0%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.25% 6/1/2050	895,000	551,054
TOTAL TENNESSEE		15,797,735
Texas - 7.4%
Education - 0.5%
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	700,000	597,567
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	540,000	480,664
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 4% 10/1/2051	1,320,000	1,037,078
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.25% 10/1/2054	1,500,000	1,446,419
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 3% 10/1/2032	370,000	366,026
University North Tex Univ Rev Series 2022A, 5% 4/15/2047	2,000,000	2,025,590
TOTAL EDUCATION		5,953,344
Electric Utilities - 0.2%
Garland Tex Elec Util Sys Rev 4% 3/1/2035	765,000	782,897
Garland Tex Elec Util Sys Rev 4% 3/1/2036	750,000	762,527
San Antonio TX Elec & Gas Rev Series 2017, 5% 2/1/2033	5,000	5,117
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	1,000,000	1,063,378
TOTAL ELECTRIC UTILITIES		2,613,919
General Obligations - 2.0%
Austin TX Cmnty College Dist 5% 8/1/2026	200,000	202,753
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	170,000	155,752
Brazos Cnty Tex Gen. Oblig. Series 2020, 2.125% 9/1/2040	355,000	265,992
Burton Tex Indpt Sch Dist Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	510,000	438,831
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	660,000	522,888
City of Waco TX Gen. Oblig. Series 2021 A, 2% 2/1/2043	545,000	364,544
City of Waco TX Gen. Oblig. Series 2021 A, 2.125% 2/1/2045	565,000	364,049
Comal Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	735,000	679,167
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2036	2,305,000	2,628,450
Deer Pk Tex Gen. Oblig. 4% 3/15/2041	300,000	302,327
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2045	1,405,000	1,504,597
Fort Bend Cnty TX Levee Impt Dist No 17 Gen. Oblig. Series 2020B, 2% 9/1/2042 (Assured Guaranty Inc Insured)	615,000	407,576
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	385,000	378,377
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	150,000	141,782
Greenville Tex Gen. Oblig. Series 2021, 2.5% 2/15/2051 (Build America Mutual Assurance Co Insured)	1,000,000	656,445
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2026	900,000	916,580
Harris Cnty TX Mud 480 Gen. Oblig. Series 2019, 3% 4/1/2044 (Assured Guaranty Inc Insured)	1,000,000	768,677
Houston TX Gen. Oblig. 5% 3/1/2032	25,000	25,656
Hutto TX Indpt Sch Dist Series 2021C, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	1,375,000	1,223,546
Katy TX Ind Sch Dist Series 2021 D, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,195,092
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (f)	1,000,000	721,652
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	700,000	786,372
Leander Independent School District Series 2025 B, 5% 8/15/2029	970,000	1,048,537
Longview Tex Gen. Oblig. Series 2021, 3% 9/1/2041	395,000	340,915
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	565,000	507,970
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	1,590,000	1,601,466
Pflugerville TX Gen. Oblig. 1.875% 8/1/2036	1,095,000	899,988
San Jacinto TX Cmnty College Dist Series 2022, 2.625% 2/15/2047	1,485,000	1,024,253
Sinton Tex Indpt Sch Dist Series 2021, 2% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	934,538
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	295,000	327,916
Wharton TX Indpt Sch Dist 2% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,320,000	961,207
TOTAL GENERAL OBLIGATIONS		22,297,895
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	220,000	201,337
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	10,000	10,342
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2016 A, 4% 11/15/2042	470,000	451,796
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 A, 5% 7/1/2029	305,000	324,605
TOTAL HEALTH CARE		988,080
Housing - 0.3%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	465,000	467,022
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	920,000	1,009,745
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	1,305,000	1,337,647
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	118,052	108,331
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	90,000	89,669
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	55,000	55,472
TOTAL HOUSING		3,067,886
Transportation - 2.2%
Central TX Regl Mobility Auth Rev 5% 1/1/2033	640,000	704,025
Central TX Regl Mobility Auth Rev 5% 1/1/2034	650,000	712,361
Central TX Regl Mobility Auth Rev 5% 1/1/2035	550,000	600,778
Central TX Regl Mobility Auth Rev 5% 1/1/2036	850,000	924,173
Central TX Regl Mobility Auth Rev 5% 1/1/2037	1,100,000	1,188,665
Central TX Regl Mobility Auth Rev 5% 1/1/2038	1,100,000	1,182,155
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,000,000	1,024,915
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (c)	1,000,000	1,018,944
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (c)	200,000	202,089
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (c)	120,000	125,442
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2034 (c)	5,250,000	5,880,197
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	2,545,000	2,645,347
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (c)	320,000	320,424
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (c)	25,000	25,331
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (f)	2,845,000	2,116,495
North TX Twy Auth Rev 4% 1/1/2032	2,000,000	2,082,952
North TX Twy Auth Rev Series 2024A, 5% 1/1/2040	725,000	797,623
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	245,000	270,134
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,075,000	1,215,239
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	1,000,000	1,008,707
Texas Transportation Commission (Sh 288 Tollroad Proj.) 0% 8/1/2041 (Texas State Guaranteed) (f)	250,000	119,729
TOTAL TRANSPORTATION		24,165,725
Water & Sewer - 2.1%
Bastrop Tex Wtr & Wastewater Util Sys Rev 3% 8/1/2047	1,430,000	1,056,006
City of Georgetown TX Series 2025, 5% 8/15/2029	700,000	756,903
City of Georgetown TX Series 2025, 5% 8/15/2030	725,000	797,528
City of Georgetown TX Series 2025, 5% 8/15/2031	650,000	725,792
City of Georgetown TX Series 2025, 5% 8/15/2032	825,000	931,773
City of Georgetown TX Series 2025, 5% 8/15/2033	525,000	597,870
City of Georgetown TX Series 2025, 5% 8/15/2034	670,000	768,906
Corpus Christi TX Util Sys Rev Series 2020A, 3% 7/15/2050	2,450,000	1,787,906
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2041	660,000	727,471
Fort Worth TX Wtr & Swr Rev Series 2020 A, 2.75% 2/15/2048	3,360,000	2,465,466
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2032	320,000	360,246
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2033	465,000	528,590
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2045	955,000	998,781
Houston TX Util Sys Rev 5% 11/15/2045	1,000,000	1,035,155
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	445,000	454,446
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2034	600,000	678,224
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2035	550,000	618,706
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	450,000	502,931
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2045	1,230,000	1,282,049
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2046	1,295,000	1,345,191
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2047	750,000	777,594
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2046	2,360,000	2,511,100
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,256
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	475,000	487,364
TOTAL WATER & SEWER		22,201,254
TOTAL TEXAS		81,288,103
Utah - 0.3%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	128,435	103,574
Special Tax - 0.3%
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 1, 5.25% 6/1/2045 (d)	1,130,000	1,135,143
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (d)	500,000	513,261
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	1,146,000	1,190,909
TOTAL SPECIAL TAX		2,839,313
Transportation - 0.0%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (c)	385,000	392,529
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (c)	175,000	182,120
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (c)	310,000	343,651
TOTAL TRANSPORTATION		918,300
TOTAL UTAH		3,861,187
Vermont - 0.1%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (c)	620,000	624,311
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	218,000	213,730
TOTAL VERMONT		838,041
Virginia - 0.7%
Education - 0.1%
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	120,000	112,299
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	500,000	515,359
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 5.5% 4/1/2045	625,000	639,712
TOTAL EDUCATION		1,267,370
General Obligations - 0.4%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	195,000	190,011
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2034	1,850,000	1,939,198
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	1,700,000	1,773,243
TOTAL GENERAL OBLIGATIONS		3,902,452
Health Care - 0.0%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	425,000	295,076
Housing - 0.1%
Virginia Housing Development Authority Series 2020 E, 2.3% 7/1/2040	1,000,000	783,970
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2034 (c)	1,465,000	1,488,471
TOTAL VIRGINIA		7,737,339
Washington - 2.1%
Education - 0.1%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	725,000	535,343
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	315,000	301,469
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.125% 7/1/2033 (d)	740,000	797,099
TOTAL EDUCATION		1,633,911
General Obligations - 0.3%
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	3,010,000	3,141,741
Health Care - 0.4%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	195,000	195,525
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	550,000	549,091
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	1,370,000	1,366,745
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	1,260,000	1,248,039
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (d)	100,000	100,400
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	100,000	94,276
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2040	735,000	770,544
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	5,000	5,132
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	10,000	10,258
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	100,000	100,559
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	530,000	501,592
TOTAL HEALTH CARE		4,942,161
Housing - 0.5%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	230,000	235,796
Washington St Hsg Fin Comm (WA Single Family Prog 11/1/10 Proj.) 2.75% 12/1/2034	2,105,000	1,952,167
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	985,000	1,025,970
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2028 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	530,840
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2029 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	543,126
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2026 (WA Single Family Prog 11/1/10 Guaranteed)	970,000	978,939
TOTAL HOUSING		5,266,838
Special Tax - 0.4%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2041	295,000	296,281
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	1,805,000	1,237,192
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	250,000	200,854
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	2,540,000	2,620,924
TOTAL SPECIAL TAX		4,355,251
Transportation - 0.2%
Port Seattle WA Rev Series 2018A, 5% 5/1/2031 (c)	350,000	358,745
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (c)	100,000	92,416
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (c)	495,000	501,092
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	305,000	314,725
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (c)	860,000	904,875
TOTAL TRANSPORTATION		2,171,853
Water & Sewer - 0.2%
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2036	900,000	1,051,740
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2040	400,000	449,418
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2041	500,000	555,244
TOTAL WATER & SEWER		2,056,402
TOTAL WASHINGTON		23,568,157
West Virginia - 0.1%
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 4% 1/1/2038	745,000	675,578
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	50,000	50,216
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	245,000	229,333
TOTAL WEST VIRGINIA		955,127
Wisconsin - 0.9%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (d)	95,000	95,457
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	195,000	210,664
TOTAL EDUCATION		306,121
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (d)	5,000	5,454
Wisconsin Health & Educational Facilities Authority Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	80,000	80,421
Wisconsin St Health & Edl Facs Auth Rev 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	95,000	95,501
TOTAL ESCROWED/PRE-REFUNDED		181,376
General Obligations - 0.3%
Howard Suamico WI Scd 2% 3/1/2038	265,000	209,011
New Richmond Wis Sch Dist 4% 4/1/2043	1,940,000	1,896,878
New Richmond Wis Sch Dist 5% 4/1/2034	1,355,000	1,509,570
TOTAL GENERAL OBLIGATIONS		3,615,459
Health Care - 0.3%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	320,000	298,060
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	75,000	76,103
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	380,000	276,992
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	225,000	227,492
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (d)	45,000	44,838
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (d)	40,000	37,954
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	60,000	64,263
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2028	150,000	159,252
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2029	150,000	162,357
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	675,000	608,160
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2040	50,000	44,765
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2046	95,000	87,216
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	5,000	5,026
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	320,000	285,124
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	165,000	144,402
TOTAL HEALTH CARE		2,522,004
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	105,000	103,327
Industrial Development - 0.2%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (d)(g)	1,870,000	1,309,000
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (d)(g)	500,000	380,000
TOTAL INDUSTRIAL DEVELOPMENT		1,689,000
Transportation - 0.1%
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 6.5% 6/30/2060 (c)	835,000	917,019
Water & Sewer - 0.0%
Weston Vlg Wis Wtrwks Rev Series 2020 A, 2% 5/1/2038	305,000	229,114
Weston Vlg Wis Wtrwks Rev Series 2020 A, 2% 5/1/2039	315,000	230,240
TOTAL WATER & SEWER		459,354
TOTAL WISCONSIN		9,793,660
TOTAL MUNICIPAL SECURITIES (Cost $1,019,939,621)		1,012,059,731

Money Market Funds - 7.6%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $84,719,409)	3.07	84,702,469	84,719,409

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $1,104,659,030)	1,096,779,140
NET OTHER ASSETS (LIABILITIES) - 1.0%	11,330,105
NET ASSETS - 100.0%	1,108,109,245

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,428,782 or 1.5% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Zero coupon bond which is issued at a discount.
(g)	Level 3 security.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	75,363,702	222,420,624	213,064,917	1,739,674	-	-	84,719,409	84,702,469	2.0%
Total	75,363,702	222,420,624	213,064,917	1,739,674	-	-	84,719,409

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	103,487,305	-	103,487,305	-
Electric Utilities	39,232,908	-	39,232,908	-
Escrowed/Pre-Refunded	4,335,728	-	4,335,728	-
General Obligations	345,892,699	-	345,892,699	-
Health Care	83,730,457	-	83,658,957	71,500
Housing	61,022,497	-	61,022,497	-
Industrial Development	14,228,850	-	12,539,850	1,689,000
Other	3,699,350	-	3,699,350	-
Resource Recovery	893,731	-	893,731	-
Special Tax	86,334,838	-	86,334,838	-
Tobacco Bonds	10,177,956	-	10,177,956	-
Transportation	206,504,295	-	206,504,295	-
Water & Sewer	52,519,117	-	52,519,117	-

Money Market Funds	84,719,409	84,719,409	-	-
Total Investments in Securities:	1,096,779,140	84,719,409	1,010,299,231	1,760,500
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,019,939,621)	$1,012,059,731
Fidelity Central Funds (cost $84,719,409)	84,719,409

Total Investment in Securities (cost $1,104,659,030)		$1,096,779,140
Cash		9,540
Receivable for investments sold		935
Receivable for fund shares sold		2,429,248
Interest receivable		12,945,307
Distributions receivable from Fidelity Central Funds		167,322
Other receivables		79
Total assets		1,112,331,571
Liabilities
Payable for fund shares redeemed	$1,166,753
Distributions payable	3,055,573
Total liabilities		4,222,326
Net Assets		$1,108,109,245
Net Assets consist of:
Paid in capital		$1,127,191,816
Total accumulated earnings (loss)		(19,082,571)
Net Assets		$1,108,109,245
Net Asset Value, offering price and redemption price per share ($1,108,109,245 ÷ 111,484,578 shares)		$9.94
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$29,730,195
Income from Fidelity Central Funds		1,739,224
Total income		31,469,419
Expenses
Independent trustees' fees and expenses	$2,287
Total expenses before reductions	2,287
Expense reductions	(306)
Total expenses after reductions		1,981
Net Investment income (loss)		31,467,438
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,274,317)
Capital gain distributions from Fidelity Central Funds	450
Total net realized gain (loss)		(3,273,867)
Change in net unrealized appreciation (depreciation) on investment securities		18,313,400
Net gain (loss)		15,039,533
Net increase (decrease) in net assets resulting from operations		$46,506,971
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,467,438	$23,163,247
Net realized gain (loss)	(3,273,867)	(1,862,873)
Change in net unrealized appreciation (depreciation)	18,313,400	(4,194,753)
Net increase (decrease) in net assets resulting from operations	46,506,971	17,105,621
Distributions to shareholders	(30,803,750)	(22,759,179)

Share transactions
Proceeds from sales of shares	534,578,210	422,668,415
Reinvestment of distributions	1,948	128
Cost of shares redeemed	(319,221,214)	(243,694,917)

Net increase (decrease) in net assets resulting from share transactions	215,358,944	178,973,626
Total increase (decrease) in net assets	231,062,165	173,320,068

Net Assets
Beginning of period	877,047,080	703,727,012
End of period	$1,108,109,245	$877,047,080

Other Information
Shares
Sold	54,772,207	42,939,975
Issued in reinvestment of distributions	197	13
Redeemed	(32,734,012)	(24,767,325)
Net increase (decrease)	22,038,392	18,172,663

Financial Highlights
Fidelity Flex® Municipal Income Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.81	$9.87	$9.45	$10.56	$10.50
Income from Investment Operations
Net investment income (loss) A,B	.320	.290	.259	.200	.173
Net realized and unrealized gain (loss)	.123	(.066)	.414	(1.111)	.068
Total from investment operations	.443	.224	.673	(.911)	.241
Distributions from net investment income	(.312)	(.283)	(.253)	(.199)	(.177)
Distributions from net realized gain	(.001)	(.001)	-	-	(.004)
Total distributions	(.313)	(.284)	(.253)	(.199)	(.181)
Net asset value, end of period	$9.94	$9.81	$9.87	$9.45	$10.56
Total Return C	4.61%	2.31%	7.25%	(8.63)%	2.31%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	-% F	.01%	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	3.28%	2.95%	2.71%	2.07%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$1,108,109	$877,047	$703,727	$608,621	$643,945
Portfolio turnover rate G	10%	10%	5%	16%	5%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Flex Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,489,297
Gross unrealized depreciation	(23,805,336)
Net unrealized appreciation (depreciation)	$(6,316,039)
Tax Cost	$1,103,095,179

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(12,766,532)
Net unrealized appreciation (depreciation) securities and other investments	$(6,316,039)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,895,812)
Long-term	(9,870,720)
Total capital loss carryforward	$(12,766,532)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Tax-exempt Income	30,695,381	22,671,702
Ordinary Income	$108,369	$87,477
Total	$30,803,750	$22,759,179

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Municipal Income Fund	301,717,333	88,200,632
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Municipal Income Fund	2,215,700	80,451	(541)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $306.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Flex Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex Municipal Income Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 17.03% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9884856.108
XLI-ANN-0226
Fidelity Flex® Funds

Fidelity Flex® Conservative Income Municipal Bond Fund

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® Conservative Income Municipal Bond Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 95.4%
	Principal Amount (a)	Value ($)
Alabama - 4.0%
Electric Utilities - 0.2%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (c)	100,000	100,207
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (c)	500,000	500,279
TOTAL ELECTRIC UTILITIES		600,486
General Obligations - 1.5%
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	75,000	77,783
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (c)	940,000	992,455
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	125,000	126,178
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (c)	210,000	221,557
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	80,000	82,312
Black Belt Energy Gas District Series 2025 D, 5% 2/1/2029 (Pacific Life Insurance Co Guaranteed)	350,000	369,114
Southeast Energy Authority A Cooperative District 5% 1/1/2027 (Athene Annuity And Life Company Guaranteed)	700,000	709,520
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2027 (JPMorgan Securities LLC Guaranteed)	1,000,000	1,034,260
TOTAL GENERAL OBLIGATIONS		3,613,179
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.65% 11/1/2042 VRDN (c)	300,000	300,000
Industrial Development - 0.4%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.72% 8/1/2036 VRDN (b)(c)	1,000,000	1,000,000
Synthetics - 1.8%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 3.62% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(e)	700,000	700,000
Black Belt Energy Gas District Participating VRDN 3.57% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	300,000	300,000
Black Belt Energy Gas District Participating VRDN 3.62% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,000,000	1,000,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 3.62% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,600,000	1,600,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 3.62% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	500,000	500,000
TOTAL SYNTHETICS		4,100,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2026	55,000	55,828
Jefferson Cnty AL Swr Rev 5% 10/1/2027	50,000	51,757
TOTAL WATER & SEWER		107,585
TOTAL ALABAMA		9,721,250
Alaska - 0.4%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	120,000	121,714
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	95,000	101,000
TOTAL GENERAL OBLIGATIONS		222,714
Synthetics - 0.3%
Municipality of Anchorage AK Participating VRDN Series 2025 XF3381, 3.47% 2/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	700,000	700,000
TOTAL ALASKA		922,714
Arizona - 4.3%
Electric Utilities - 0.4%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.52% 5/1/2029 VRDN (c)	600,000	600,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.52% 5/1/2029 VRDN (c)	400,000	400,000
TOTAL ELECTRIC UTILITIES		1,000,000
General Obligations - 0.8%
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2026 (Assured Guaranty Inc Insured)	875,000	884,750
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2027 (Assured Guaranty Inc Insured)	550,000	568,663
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2028 (Assured Guaranty Inc Insured)	375,000	396,263
TOTAL GENERAL OBLIGATIONS		1,849,676
Health Care - 0.3%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	455,000	464,368
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	365,000	380,327
TOTAL HEALTH CARE		844,695
Housing - 0.6%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (c)	600,000	591,717
Pima Cnty AZ Ida Multifamily 2.71% tender 10/1/2059 (c)	870,000	860,781
TOTAL HOUSING		1,452,498
Industrial Development - 0.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	835,000	850,902
Resource Recovery - 0.6%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.45% tender 12/1/2035 (b)(c)	1,500,000	1,499,982
Synthetics - 1.1%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.55% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	200,000	200,000
Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 3.55% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	500,000	500,000
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 3.6% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	2,000,000	2,000,000
TOTAL SYNTHETICS		2,700,000
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (b)	185,000	186,904
TOTAL ARIZONA		10,384,657
Arkansas - 0.0%
Industrial Development - 0.0%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.72% 6/1/2028 VRDN (b)(c)	100,000	100,000
California - 8.7%
Electric Utilities - 0.1%
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (c)	335,000	354,116
General Obligations - 0.3%
California Community Choice Financing Authority Series 2025B, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	350,000	368,064
California Community Choice Financing Authority Series 2025C, 5% 10/1/2028 (American General Life Insurance Co Guaranteed)	435,000	455,147
TOTAL GENERAL OBLIGATIONS		823,211
Resource Recovery - 3.0%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.85% tender 7/1/2051 (b)(c)	400,000	399,973
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.45% tender 7/1/2041 (b)(c)	1,300,000	1,299,819
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.45% tender 11/1/2046 (b)(c)	200,000	200,002
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	1,300,000	1,300,338
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 3.45% tender 10/1/2045 (b)(c)	1,000,000	1,000,011
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	800,000	799,813
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	1,100,000	1,103,317
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	300,000	298,302
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 3.45% tender 11/1/2042 (b)(c)(f)	100,000	100,002
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.8% tender 7/1/2043 (b)(c)(f)	800,000	799,759
TOTAL RESOURCE RECOVERY		7,301,336
Synthetics - 4.2%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 3.62% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	2,005,000	2,005,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 3.6% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	200,000	200,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 3.6% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	800,000	800,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 3.6% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	2,100,000	2,100,000
Chula Vista California Multifamily Hsg Rev Participating VRDN Series 2025 BAML6065, 2.65% 5/15/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	2,600,000	2,600,000
San Francisco City & County Multi Fam Hsg Rev Participating VRDN 3.5% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	2,200,000	2,200,001
TOTAL SYNTHETICS		9,905,001
Transportation - 1.1%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	1,595,000	1,608,502
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	810,000	816,857
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	200,000	201,693
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (b)	55,000	55,466
TOTAL TRANSPORTATION		2,682,518
TOTAL CALIFORNIA		21,066,182
Colorado - 2.8%
Housing - 0.2%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (c)	400,000	400,630
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (c)	200,000	201,424
TOTAL HOUSING		602,054
Special Tax - 0.1%
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2026 (Assured Guaranty Inc Insured)	200,000	203,919
Synthetics - 2.4%
Colorado Health Facilities Authority Participating VRDN 3.47% 11/1/2042 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	4,480,000	4,480,000
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 3.62% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	1,100,000	1,100,000
TOTAL SYNTHETICS		5,580,000
Transportation - 0.1%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	275,000	285,504
TOTAL COLORADO		6,671,477
Connecticut - 0.7%
Education - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (c)	1,100,000	1,099,980
General Obligations - 0.2%
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Inc Insured)	385,000	407,552
West Haven CT BAN 4.25% 3/26/2026	300,000	300,824
TOTAL GENERAL OBLIGATIONS		708,376
TOTAL CONNECTICUT		1,808,356
District Of Columbia - 0.2%
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (c)	340,000	343,536
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (c)	120,000	119,089
TOTAL DISTRICT OF COLUMBIA		462,625
District Of Columbia,Virginia - 0.5%
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (b)	315,000	333,163
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (b)	235,000	238,976
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (b)	535,000	554,348
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		1,126,487
Florida - 6.3%
Health Care - 0.7%
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 3.86% 4/1/2049 VRDN (c)	1,500,000	1,500,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	190,000	193,736
TOTAL HEALTH CARE		1,693,736
Housing - 0.7%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	390,000	390,244
Fla Hsg Fin Corp Multifamily Mtg Rev (Culmer Apts Proj.) Series 2023 C, 3.08% tender 12/1/2026 (c)	800,000	799,868
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	185,000	185,365
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (c)	290,000	290,000
TOTAL HOUSING		1,665,477
Resource Recovery - 0.9%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	210,000	210,880
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 3.45% tender 11/1/2041 (b)(c)	900,000	900,887
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	1,000,000	1,000,084
TOTAL RESOURCE RECOVERY		2,111,851
Special Tax - 1.3%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 4.06% 9/1/2032 (Liquidity Facility Florida St) VRDN (c)	3,120,000	3,120,000
Synthetics - 2.4%
Florida Dev Fin Corp Rev Participating VRDN 2.8% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,400,000	1,400,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 3.52% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	2,500,000	2,500,000
Greater Orlando Aviation Auth Participating VRDN 2.68% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	175,000	175,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.55% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	200,000	200,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 CF7044, 3.47% 10/1/2040 (Liquidity Facility Citibank NA) (b)(c)(e)	1,500,000	1,500,000
TOTAL SYNTHETICS		5,775,000
Transportation - 0.3%
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (b)	450,000	475,214
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2027 (b)	345,000	356,580
TOTAL TRANSPORTATION		831,794
TOTAL FLORIDA		15,197,858
Georgia - 2.8%
Electric Utilities - 0.5%
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.6% 11/1/2062 VRDN (b)(c)	400,000	400,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (c)	85,000	85,357
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	155,000	157,317
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (c)	200,000	200,571
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	280,000	283,232
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.875% tender 10/1/2048 (c)	170,000	170,247
TOTAL ELECTRIC UTILITIES		1,296,724
General Obligations - 1.4%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (c)	515,000	524,537
Main Street Natural Gas Inc Series 2022B, 5% 6/1/2026 (Citigroup Inc Guaranteed)	1,900,000	1,913,036
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (c)	245,000	256,218
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	75,000	76,155
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	350,000	350,995
TOTAL GENERAL OBLIGATIONS		3,120,941
Housing - 0.4%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev Series 2025, 3.15% tender 12/1/2029 (c)	1,048,000	1,050,299
Synthetics - 0.1%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 3.6% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	200,000	200,000
Transportation - 0.4%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2027 (b)	1,005,000	1,035,349
TOTAL GEORGIA		6,703,313
Hawaii - 0.4%
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (c)	370,000	372,858
Synthetics - 0.2%
Hawaii St Arpts Sys Rev Participating VRDN 3.52% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	500,000	500,000
TOTAL HAWAII		872,858
Illinois - 2.5%
General Obligations - 0.7%
Illinois St Gen. Oblig. 5% 2/1/2027	1,100,000	1,124,762
Illinois St Gen. Oblig. 5% 3/1/2026	340,000	341,227
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	85,000	86,540
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	125,000	128,546
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	85,000	89,126
TOTAL GENERAL OBLIGATIONS		1,770,201
Housing - 0.1%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (c)	90,000	90,135
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (c)	100,000	100,179
TOTAL HOUSING		190,314
Synthetics - 0.6%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 3.47% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	300,000	300,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 2.8% 7/1/2027 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	120,000	120,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XF8113, 2.72% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	300,000	300,000
Illinois Fin Auth Rev Plymouth Place Participating VRDN Series 2025 002, 3.62% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (c)(e)	820,000	820,000
TOTAL SYNTHETICS		1,540,000
Transportation - 1.0%
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2028 (b)	850,000	880,417
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (b)	910,000	942,565
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (b)	410,000	410,000
TOTAL TRANSPORTATION		2,232,982
Water & Sewer - 0.1%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2026	350,000	350,000
TOTAL ILLINOIS		6,083,497
Indiana - 0.9%
Industrial Development - 0.2%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	370,000	373,405
Resource Recovery - 0.6%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.45% tender 5/1/2028 (b)(c)	800,000	800,010
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 3.45% tender 5/1/2028 (b)(c)	700,000	700,019
TOTAL RESOURCE RECOVERY		1,500,029
Transportation - 0.1%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (b)	65,000	64,999
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (b)	130,000	132,548
TOTAL TRANSPORTATION		197,547
TOTAL INDIANA		2,070,981
Kansas - 0.3%
Housing - 0.3%
Kansas St Dev Fin Auth Multifamily Hsg Rev (Seasons Proj.) Series 2025F, 2.95% tender 9/1/2059 (c)	690,000	688,361
Kentucky - 1.3%
Education - 0.3%
Kentucky Higher Ed Student Ln Corp Student Ln Rev (Federal Family Education Loan Program Proj.) Series 2023 1A 1, 3.51% 6/1/2043, LOC Bank of America NA VRDN (b)(c)	680,000	680,000
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	800,000	806,021
General Obligations - 0.2%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2026 (Morgan Stanley Guaranteed)	295,000	299,786
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2026	330,000	331,930
TOTAL GENERAL OBLIGATIONS		631,716
Industrial Development - 0.5%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 2.95% 7/1/2060 VRDN (b)(c)	1,100,000	1,100,000
TOTAL KENTUCKY		3,217,737
Louisiana - 4.6%
Housing - 0.2%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (c)	370,000	373,052
Industrial Development - 3.9%
St James Parish LA Rev (Nucor Corp Proj.) 2.6% 11/1/2040 VRDN (c)	400,000	400,000
St James Parish LA Rev (Nucor Corp Proj.) 2.66% 11/1/2040 VRDN (c)	9,095,000	9,095,000
TOTAL INDUSTRIAL DEVELOPMENT		9,495,000
Transportation - 0.5%
New Orleans LA Aviation Board 5% 1/1/2026 (b)	280,000	280,000
New Orleans LA Aviation Board 5% 1/1/2027 (b)	315,000	321,049
New Orleans LA Aviation Board 5% 1/1/2028 (b)	595,000	616,878
TOTAL TRANSPORTATION		1,217,927
TOTAL LOUISIANA		11,085,979
Maryland - 0.7%
Housing - 0.2%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	495,000	495,000
Synthetics - 0.5%
Baltimore County Gen. Oblig. Participating VRDN 3.67% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (c)(e)	200,000	200,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.67% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (c)(e)	400,000	400,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 3.55% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	300,000	300,000
Riderwood Vlg Inc Participating VRDN Series 2022 029, 3.67% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(e)	400,000	400,000
TOTAL SYNTHETICS		1,300,000
TOTAL MARYLAND		1,795,000
Massachusetts - 0.9%
General Obligations - 0.9%
Bondsville Mass Fire & Wtr Dist Gen. Oblig. BAN 4.875% 11/20/2026	300,000	304,501
Brockton MA Gen. Oblig. BAN 5% 10/8/2026	800,000	814,067
Holyoke MA Gen. Oblig. BAN 4% 10/23/2026	800,000	808,375
Hudson MA Gen. Oblig. BAN 5% 6/11/2026	370,000	371,934
TOTAL MASSACHUSETTS		2,298,877
Michigan - 1.5%
Education - 0.2%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	500,000	510,217
Electric Utilities - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	730,000	728,997
General Obligations - 0.2%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	160,000	160,905
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	165,000	168,875
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	90,000	93,732
TOTAL GENERAL OBLIGATIONS		423,512
Health Care - 0.1%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	265,000	266,690
Housing - 0.1%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (c)	310,000	306,157
Transportation - 0.6%
Wayne Cnty Mich Arpt Auth Rev Series 2025G, 5% 12/1/2026 (b)	1,430,000	1,453,590
TOTAL MICHIGAN		3,689,163
Minnesota - 0.3%
Synthetics - 0.1%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 3.55% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	300,000	300,000
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2023B, 5% 1/1/2026 (b)	350,000	350,000
TOTAL MINNESOTA		650,000
Mississippi - 0.3%
Education - 0.3%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (c)	635,000	606,172
Missouri - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	150,000	152,970
Industrial Development - 0.1%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (b)	275,000	291,890
Synthetics - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 2.8% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	100,000	100,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.55% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	200,000	200,000
TOTAL SYNTHETICS		300,000
TOTAL MISSOURI		744,860
Montana - 0.3%
Housing - 0.3%
Montana St Brd Hsg Multifamilyhsg Rev Series 2024, 3.32% tender 7/1/2046 (c)	660,000	663,695
Nebraska - 0.6%
Industrial Development - 0.0%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.72% 6/1/2028 VRDN (b)(c)	100,000	100,000
Synthetics - 0.6%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 3.52% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	1,300,000	1,300,000
TOTAL NEBRASKA		1,400,000
Nevada - 0.6%
Housing - 0.1%
Nevada Hsg Div Series 2024, 5% tender 7/1/2028 (c)	260,000	267,655
Resource Recovery - 0.5%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.45% tender 12/1/2026 (b)(c)(f)	1,100,000	1,100,023
TOTAL NEVADA		1,367,678
New Hampshire - 1.2%
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	170,000	170,093
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	35,000	35,016
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	115,000	115,450
TOTAL HOUSING		320,559
Resource Recovery - 0.9%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	1,400,000	1,407,348
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	600,000	600,213
TOTAL RESOURCE RECOVERY		2,007,561
Synthetics - 0.2%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.62% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(e)	500,000	500,000
TOTAL NEW HAMPSHIRE		2,828,120
New Jersey - 2.4%
Education - 0.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (b)	150,000	154,542
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (b)	415,000	427,566
TOTAL EDUCATION		582,108
General Obligations - 1.7%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	2,100,000	2,110,042
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	180,000	183,129
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	360,000	361,364
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	240,000	242,559
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	80,000	81,329
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	75,000	78,050
Orange Twp NJ BAN 4% 3/18/2026	1,100,000	1,102,496
TOTAL GENERAL OBLIGATIONS		4,158,969
Housing - 0.5%
Camden Cnty NJ Impt Auth Multifamily Rev Series 2024, 5% tender 3/1/2027 (c)	550,000	551,726
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	555,000	555,270
TOTAL HOUSING		1,106,996
TOTAL NEW JERSEY		5,848,073
New Jersey,New York - 0.5%
Transportation - 0.5%
Port Auth NY & NJ 5% 10/15/2028 (b)	630,000	663,890
Port Auth NY & NJ Series 242, 5% 12/1/2026 (b)	565,000	575,089
TOTAL NEW JERSEY,NEW YORK		1,238,979
New Mexico - 0.6%
Housing - 0.5%
New Mexico Mtg Fin Auth Mf Hsg Rev (Jlg Nm Abq 2023, Lllp Proj.) Series 2023, 2.97% tender 2/1/2042 (c)	500,000	499,735
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (c)	755,000	758,529
TOTAL HOUSING		1,258,264
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 3.67% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (c)(e)	195,000	195,000
TOTAL NEW MEXICO		1,453,264
New York - 8.9%
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (c)	510,000	510,986
General Obligations - 5.7%
Albany NY BAN 4% 3/20/2026	2,500,000	2,505,326
Albany NY Gen. Oblig. BAN 4% 3/20/2026	800,000	802,158
Binghamton NY BAN 4% 4/10/2026	2,300,000	2,306,149
City of New York NY Gen. Oblig. 5% 8/1/2028	2,255,000	2,395,796
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026	800,000	804,158
Farmington NY Gen. Oblig. BAN Series 2025, 4% 7/29/2026	900,000	902,117
Ithaca City New York BAN 4.25% 2/13/2026	1,000,000	1,000,964
Ithaca City New York Gen. Oblig. BAN 4.5% 7/17/2026	395,727	398,273
New Hartford NY Cent Sch Dist BAN Series 2025, 4% 6/25/2026	500,000	503,113
Ogdensburg NY Enlrg Cty Sch Ds BAN Series 2025, 4% 7/22/2026	600,000	604,047
Sullivan West Cent Sch Dist NY BAN Series 2025, 4% 6/25/2026	1,000,000	1,004,640
Washington Co NY BAN 4% 3/20/2026	600,000	601,585
TOTAL GENERAL OBLIGATIONS		13,828,326
Housing - 0.5%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	90,000	92,650
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (c)	115,000	115,042
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (c)	925,000	925,153
TOTAL HOUSING		1,132,845
Special Tax - 0.0%
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Inc Insured)	35,000	35,000
Synthetics - 2.4%
Liberty NY Dev Corp Rev Participating VRDN 3.67% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	300,000	300,000
Metropolitan Transn Auth NY Rv Participating VRDN 3.57% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	2,300,000	2,300,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.57% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	225,000	225,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.67% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (c)(e)	400,000	400,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.77% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	2,600,000	2,600,000
TOTAL SYNTHETICS		5,825,000
Transportation - 0.1%
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (b)	330,000	335,294
TOTAL NEW YORK		21,667,451
North Carolina - 1.5%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	500,000	499,654
Housing - 1.1%
Inlivian NC Multifamily Rev 3.625% tender 11/1/2058 (c)	600,000	606,281
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 C, 3.2% tender 7/1/2056 (c)	2,000,000	1,999,872
TOTAL HOUSING		2,606,153
Transportation - 0.2%
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2027 (b)	550,000	566,201
TOTAL NORTH CAROLINA		3,672,008
North Dakota - 0.0%
Health Care - 0.0%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2026	210,000	212,798
Ohio - 1.9%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (c)	70,000	68,792
Electric Utilities - 0.7%
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	300,000	300,808
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	475,000	487,364
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (b)	525,000	526,253
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	480,000	479,558
TOTAL ELECTRIC UTILITIES		1,793,983
Health Care - 0.6%
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (c)	455,000	452,995
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 3.79% 1/15/2045 VRDN (c)	900,000	900,000
TOTAL HEALTH CARE		1,352,995
Housing - 0.6%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	130,000	131,807
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (c)	1,213,000	1,216,830
TOTAL HOUSING		1,348,637
Water & Sewer - 0.0%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	95,000	97,087
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	60,000	62,784
TOTAL WATER & SEWER		159,871
TOTAL OHIO		4,724,278
Oklahoma - 0.8%
General Obligations - 0.6%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	700,000	701,166
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2026	525,000	527,807
TOTAL GENERAL OBLIGATIONS		1,228,973
Health Care - 0.2%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.9% 8/15/2031 VRDN (c)	575,000	575,000
Synthetics - 0.0%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.55% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	114,268	114,268
TOTAL OKLAHOMA		1,918,241
Pennsylvania - 6.3%
General Obligations - 0.6%
Pennsylvania St 5% 9/1/2026	780,000	792,855
Pennsylvania St Series 2019, 5% 7/15/2026	200,000	202,660
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2027	545,000	565,129
TOTAL GENERAL OBLIGATIONS		1,560,644
Health Care - 1.3%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	410,000	415,616
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 4.06% 9/1/2050 VRDN (c)	800,000	800,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2026	500,000	503,917
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 4.06% 9/1/2050 VRDN (c)	1,450,000	1,450,000
TOTAL HEALTH CARE		3,169,533
Resource Recovery - 3.2%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.65% tender 6/1/2044 (b)(c)	1,900,000	1,900,000
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 3.45% tender 4/1/2034 (b)(c)	300,000	300,007
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 3.45% tender 4/1/2049 (b)(c)	600,000	600,014
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	600,000	606,574
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	1,100,000	1,101,784
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	2,000,000	2,006,867
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	1,000,000	1,000,770
TOTAL RESOURCE RECOVERY		7,516,016
Synthetics - 0.2%
Pennsylvania Turnpike Commission Participating VRDN Series 5096, 3.47% 6/1/2047 (Liquidity Facility JP Morgan Securities LLC) (c)(e)	500,000	499,999
Transportation - 1.0%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (b)	2,000,000	2,041,975
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2028 (b)	435,000	456,984
TOTAL TRANSPORTATION		2,498,959
TOTAL PENNSYLVANIA		15,245,151
Rhode Island - 0.1%
Education - 0.1%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2026	350,000	356,245
South Carolina - 0.4%
Electric Utilities - 0.1%
South Carolina St Svc Auth Rev 5% 12/1/2026	130,000	132,652
South Carolina St Svc Auth Rev 5% 12/1/2028	190,000	202,764
TOTAL ELECTRIC UTILITIES		335,416
Industrial Development - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.72% 4/1/2030 VRDN (b)(c)	300,000	300,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.72% 9/1/2028 VRDN (b)(c)	100,000	100,000
TOTAL INDUSTRIAL DEVELOPMENT		400,000
Synthetics - 0.1%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 3.67% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (c)(e)	300,000	300,000
TOTAL SOUTH CAROLINA		1,035,416
Tennessee - 1.3%
Housing - 0.9%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg 3.6% tender 6/1/2048 (c)	910,000	918,983
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2025, 2.95% tender 5/1/2044 (c)	310,000	309,859
Kingsport Tenn Indl Dev Brd Collateralized Multifamily Hsg Rev Series 2025, 2.95% tender 9/1/2029 (c)	690,000	688,483
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (c)	335,000	335,121
TOTAL HOUSING		2,252,446
Resource Recovery - 0.3%
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 3.4% tender 7/2/2035 (b)(c)	800,000	800,095
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.55% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	200,000	200,000
TOTAL TENNESSEE		3,252,541
Texas - 17.2%
Education - 0.4%
Texas A&M Univ Revs Series 2016 E, 4% 5/15/2027	1,000,000	1,004,776
Electric Utilities - 0.4%
San Antonio TX Elec & Gas Rev 5% 2/1/2026	50,000	50,091
San Antonio TX Elec & Gas Rev Series 2025A, 3.08% tender 2/1/2055 (c)	805,000	807,703
TOTAL ELECTRIC UTILITIES		857,794
General Obligations - 5.4%
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (c)	390,000	397,186
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (c)	600,000	619,869
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	785,000	786,149
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	175,000	179,598
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	1,000,000	1,002,840
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	1,000,000	1,027,373
Dallas TX ISD Series 2025A 2025A 1, 5% tender 2/15/2055 (Permanent Sch Fund of Texas Guaranteed) (c)	1,200,000	1,203,145
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (c)	1,120,000	1,157,088
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,760,000	1,889,721
Hutto TX Indpt Sch Dist Series 2015, 4% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (c)	370,000	382,071
Navarro Tex Indpt Sch Dist Series 2025, 4% tender 2/15/2062 (Permanent Sch Fund of Texas Guaranteed) (c)	445,000	456,911
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (c)	225,000	227,662
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	1,600,000	1,600,230
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	630,000	634,543
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	110,000	110,870
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	445,000	448,274
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2027 (BP PLC Guaranteed)	230,000	234,432
Texas State Gen. Oblig. Series 2007 A, 2.5% 6/1/2037 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)(c)	700,000	700,000
TOTAL GENERAL OBLIGATIONS		13,057,962
Health Care - 0.1%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (c)	225,000	226,102
Housing - 1.2%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (c)	1,005,000	1,006,062
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (c)	385,000	386,911
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (c)	190,000	190,190
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	110,000	110,478
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (c)	445,000	449,050
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (c)	510,000	513,597
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (c)	130,000	130,829
TOTAL HOUSING		2,787,117
Industrial Development - 5.0%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.52% 11/1/2040 VRDN (c)	4,350,000	4,350,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.57% 11/1/2040 VRDN (c)	1,800,000	1,800,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.62% 12/1/2027 VRDN (b)(c)	6,000,000	6,000,001
TOTAL INDUSTRIAL DEVELOPMENT		12,150,001
Resource Recovery - 1.2%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 3.5% tender 1/1/2026 (b)(c)	900,000	899,999
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 3.45% tender 5/1/2046 (b)(c)	1,100,000	1,100,013
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	300,000	301,741
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025 A, 3.45% tender 6/1/2055 (b)(c)	700,000	700,008
TOTAL RESOURCE RECOVERY		3,001,761
Special Tax - 0.6%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2026	400,000	401,549
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2029	900,000	960,436
TOTAL SPECIAL TAX		1,361,985
Synthetics - 0.8%
Dallas Fort Worth International Airport Participating VRDN Series 2025 XL0705, 3.47% 11/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	600,000	600,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.55% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	100,000	100,000
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.55% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,300,000	1,300,000
TOTAL SYNTHETICS		2,000,000
Transportation - 1.7%
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2027 (b)	3,745,000	3,883,659
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2026 (b)	235,000	237,343
North TX Twy Auth Rev 5% 1/1/2026	65,000	65,000
TOTAL TRANSPORTATION		4,186,002
Water & Sewer - 0.4%
San Antonio TX Wtr Rev Series 2013 F, 1% tender 5/1/2043 (c)	1,000,000	980,214
TOTAL TEXAS		41,613,714
Utah - 0.4%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	160,000	162,090
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (c)	235,000	236,126
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 2.85% 4/1/2028 VRDN (c)	100,000	99,999
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (b)	60,000	61,767
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (b)	340,000	350,016
TOTAL TRANSPORTATION		411,783
TOTAL UTAH		909,998
Virginia - 1.3%
Electric Utilities - 0.3%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (c)	200,000	202,454
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	135,000	136,620
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2010A, 3.8% tender 11/1/2040 (c)	200,000	202,401
York Cnty VA Economic Dev Auth Pollutn Ctl Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.65% tender 5/1/2033 (c)	215,000	217,638
TOTAL ELECTRIC UTILITIES		759,113
Synthetics - 1.0%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 3.57% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	2,000,000	2,000,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 3.67% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(e)	400,000	400,000
TOTAL SYNTHETICS		2,400,000
TOTAL VIRGINIA		3,159,113
Washington - 2.4%
Health Care - 0.6%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2026	1,355,000	1,371,542
Housing - 1.1%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2026	215,000	215,000
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2029	450,000	471,542
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	80,000	81,002
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	135,000	136,048
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2025, 2.7% tender 4/1/2044 (c)	1,825,000	1,807,072
TOTAL HOUSING		2,710,664
Transportation - 0.7%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (b)	250,000	256,686
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (b)	95,000	96,169
Port Seattle WA Rev Series 2025 B, 5% 10/1/2028 (b)	1,290,000	1,361,580
TOTAL TRANSPORTATION		1,714,435
TOTAL WASHINGTON		5,796,641
West Virginia - 0.5%
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.87% 6/1/2033 VRDN (c)	300,000	300,000
Industrial Development - 0.4%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	405,000	408,077
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 2.72% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	500,000	500,000
TOTAL INDUSTRIAL DEVELOPMENT		908,077
TOTAL WEST VIRGINIA		1,208,077
Wisconsin - 1.5%
Escrowed/Pre-Refunded - 0.4%
Wisconsin Health & Educational Facilities Authority Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	885,000	889,661
General Obligations - 0.3%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	190,000	187,698
PMA Levy & Aid Anticipation Notes Program TRAN (Wauwatosa Wis Sch Dist Proj.) 5% 9/24/2026	500,000	508,035
TOTAL GENERAL OBLIGATIONS		695,733
Health Care - 0.7%
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (c)	330,000	333,277
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2028	215,000	225,497
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2026	400,000	401,023
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2028	525,000	546,642
TOTAL HEALTH CARE		1,506,439
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	105,000	105,049
Industrial Development - 0.1%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (f)	340,000	342,843
TOTAL WISCONSIN		3,539,725
TOTAL MUNICIPAL SECURITIES (Cost $230,715,559)		231,079,610

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $9,413,101)	3.07	9,411,219	9,413,101

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $240,128,660)	240,492,711
NET OTHER ASSETS (LIABILITIES) - 0.8%	1,824,137
NET ASSETS - 100.0%	242,316,848

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,614,269 or 2.7% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,525,756 or 1.0% of net assets.

(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.55% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	12/21/2023	200,000

Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 3.55% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	500,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 3.6% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	800,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.55% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2022	100,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.55% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	200,000

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.55% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2022	200,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.62% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	500,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 3.55% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	300,000

San Francisco City & County Multi Fam Hsg Rev Participating VRDN 3.5% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	12/19/2022 - 1/30/2023	2,200,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.55% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	11/17/2023	200,000

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.55% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/2022	114,268

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.55% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2023	1,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	5,926,511	75,667,857	72,181,267	215,573	-	-	9,413,101	9,411,219	0.2%
Total	5,926,511	75,667,857	72,181,267	215,573	-	-	9,413,101

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	4,908,290	-	4,908,290	-
Electric Utilities	9,043,636	-	9,043,636	-
Escrowed/Pre-Refunded	1,389,315	-	1,389,315	-
General Obligations	49,993,010	-	49,993,010	-
Health Care	11,981,620	-	11,981,620	-
Housing	24,488,782	-	24,488,782	-
Industrial Development	27,212,117	-	27,212,117	-
Resource Recovery	26,838,654	-	26,838,654	-
Special Tax	4,720,904	-	4,720,904	-
Synthetics	46,234,268	-	46,234,268	-
Transportation	22,552,255	-	22,552,255	-
Water & Sewer	1,716,759	-	1,716,759	-

Money Market Funds	9,413,101	9,413,101	-	-
Total Investments in Securities:	240,492,711	9,413,101	231,079,610	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $230,715,559)	$231,079,610
Fidelity Central Funds (cost $9,413,101)	9,413,101

Total Investment in Securities (cost $240,128,660)		$240,492,711
Cash		1,001
Receivable for fund shares sold		515,971
Interest receivable		2,312,167
Distributions receivable from Fidelity Central Funds		17,045
Other receivables		29
Total assets		243,338,924
Liabilities
Payable for fund shares redeemed	$371,190
Distributions payable	650,886
Total liabilities		1,022,076
Net Assets		$242,316,848
Net Assets consist of:
Paid in capital		$241,925,261
Total accumulated earnings (loss)		391,587
Net Assets		$242,316,848
Net Asset Value, offering price and redemption price per share ($242,316,848 ÷ 24,126,120 shares)		$10.04
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$6,857,302
Income from Fidelity Central Funds		215,468
Total income		7,072,770
Expenses
Independent trustees' fees and expenses	$536
Total expenses before reductions	536
Expense reductions	(87)
Total expenses after reductions		449
Net Investment income (loss)		7,072,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	48,382
Capital gain distributions from Fidelity Central Funds	105
Total net realized gain (loss)		48,487
Change in net unrealized appreciation (depreciation) on investment securities		438,535
Net gain (loss)		487,022
Net increase (decrease) in net assets resulting from operations		$7,559,343
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,072,321	$6,300,894
Net realized gain (loss)	48,487	15,902
Change in net unrealized appreciation (depreciation)	438,535	(4,907)
Net increase (decrease) in net assets resulting from operations	7,559,343	6,311,889
Distributions to shareholders	(7,101,376)	(6,353,040)

Share transactions
Proceeds from sales of shares	153,454,325	123,183,009
Reinvestment of distributions	315	51
Cost of shares redeemed	(114,083,575)	(83,121,541)

Net increase (decrease) in net assets resulting from share transactions	39,371,065	40,061,519
Total increase (decrease) in net assets	39,829,032	40,020,368

Net Assets
Beginning of period	202,487,816	162,467,448
End of period	$242,316,848	$202,487,816

Other Information
Shares
Sold	15,286,587	12,295,472
Issued in reinvestment of distributions	31	5
Redeemed	(11,367,248)	(8,297,487)
Net increase (decrease)	3,919,370	3,997,990

Financial Highlights
Fidelity Flex® Conservative Income Municipal Bond Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$10.02	$9.96	$10.03	$10.04
Income from Investment Operations
Net investment income (loss) A,B	.316	.345	.320	.118	.052
Net realized and unrealized gain (loss)	.022	.003	.057	(.069)	(.007)
Total from investment operations	.338	.348	.377	.049	.045
Distributions from net investment income	(.316)	(.347)	(.316)	(.119)	(.054)
Distributions from net realized gain	(.002)	(.001)	(.001)	-	(.001)
Total distributions	(.318)	(.348)	(.317)	(.119)	(.055)
Net asset value, end of period	$10.04	$10.02	$10.02	$9.96	$10.03
Total Return C	3.42%	3.53%	3.85%	.49%	.45%
Ratios to Average Net Assets B,D,E
Expenses before reductions	-% F	-% F	.02%	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	3.16%	3.45%	3.21%	1.19%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$242,317	$202,488	$162,467	$149,125	$145,602
Portfolio turnover rate G	62%	67%	78%	58%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Flex Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$481,379
Gross unrealized depreciation	(90,201)
Net unrealized appreciation (depreciation)	$391,178
Tax Cost	$240,101,533

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$9,365
Net unrealized appreciation (depreciation) on securities and other investments	$391,178

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Tax-exempt Income	7,052,955	6,333,200
Long-term Capital Gains	48,421	19,840
Total	$7,101,376	$6,353,040

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Municipal Bond Fund	105,472,380	75,245,664
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Conservative Income Municipal Bond Fund	7,568,223	4,400,000	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $87.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Flex Conservative Income Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex Conservative Income Municipal Bond Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31,2025, $50,379, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2025, 100% of the fund's income dividends was free from federal income tax, and 36.66% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Flex Conservative Income Municipal Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9884863.108
XCB-ANN-0226
Fidelity® Conservative Income Municipal Bond Fund

Annual Report
December 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Conservative Income Municipal Bond Fund
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Municipal Securities - 95.0%
	Principal Amount (a)	Value ($)
Alabama - 4.5%
Electric Utilities - 0.5%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	875,000	876,808
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	1,045,000	1,057,101
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (b)	3,600,000	3,602,012
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 2.55% 12/1/2036 VRDN (b)(c)	3,500,000	3,500,000
TOTAL ELECTRIC UTILITIES		9,035,921
General Obligations - 1.7%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	3,585,000	3,614,530
Black Belt Energy Gas District 5% 5/1/2028 (BP PLC Guaranteed)	580,000	601,521
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	780,000	785,694
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	12,165,000	12,843,847
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,390,000	1,403,104
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,530,000	1,614,198
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	570,000	574,743
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	245,000	252,080
Black Belt Energy Gas District Series 2025 D, 5% 2/1/2027 (Pacific Life Insurance Co Guaranteed)	240,000	244,816
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2028 (Pacific Life Insurance Co Guaranteed)	1,090,000	1,142,746
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2029 (Pacific Life Insurance Co Guaranteed)	1,200,000	1,275,941
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2029 (JPMorgan Securities LLC Guaranteed)	7,305,000	7,809,254
TOTAL GENERAL OBLIGATIONS		32,162,474
Health Care - 0.2%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.65% 11/1/2042 VRDN (b)	2,923,000	2,923,000
Housing - 0.2%
Alabama Hsg Fin Auth Multi Fam Hsg Rev (Cooper Green Homes Proj.) Series 2024 C, 5% tender 2/1/2029 (b)	2,675,000	2,781,138
Industrial Development - 0.5%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.72% 8/1/2036 VRDN (b)(c)	9,426,000	9,426,000
Synthetics - 1.4%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 3.62% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(e)	3,600,000	3,600,000
Black Belt Energy Gas District Participating VRDN 3.57% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,795,000	2,795,000
Black Belt Energy Gas District Participating VRDN 3.62% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	19,700,000	19,700,000
TOTAL SYNTHETICS		26,095,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2026	545,000	553,201
Jefferson Cnty AL Swr Rev 5% 10/1/2027	500,000	517,574
TOTAL WATER & SEWER		1,070,775
TOTAL ALABAMA		83,494,308
Alaska - 0.5%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	950,000	963,571
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	325,000	337,671
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	420,000	446,527
TOTAL GENERAL OBLIGATIONS		1,747,769
Synthetics - 0.4%
Municipality of Anchorage AK Participating VRDN Series 2025 XF3381, 3.47% 2/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	7,940,000	7,940,000
TOTAL ALASKA		9,687,769
Arizona - 3.6%
Electric Utilities - 1.6%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	1,460,000	1,462,378
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.52% 5/1/2029 VRDN (b)	18,000,000	18,000,001
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.52% 5/1/2029 VRDN (b)	10,800,000	10,800,000
TOTAL ELECTRIC UTILITIES		30,262,379
Health Care - 0.2%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	2,390,000	2,405,206
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2026	1,125,000	1,139,041
TOTAL HEALTH CARE		3,544,247
Housing - 0.2%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (b)	4,510,000	4,447,737
Industrial Development - 0.7%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	12,550,000	12,789,003
Resource Recovery - 0.1%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.45% tender 12/1/2035 (b)(c)	1,305,000	1,304,984
Synthetics - 0.7%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.55% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,905,969	1,905,969
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 3.6% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	10,740,000	10,740,000
TOTAL SYNTHETICS		12,645,969
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	1,155,000	1,166,891
TOTAL ARIZONA		66,161,210
Arkansas - 0.2%
Industrial Development - 0.2%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.72% 6/1/2028 VRDN (b)(c)	3,100,000	3,100,000
California - 10.2%
Electric Utilities - 0.1%
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	2,520,000	2,663,800
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (c)	5,000	5,039
General Obligations - 0.1%
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed)	460,000	477,606
California Community Choice Financing Authority 5% 9/1/2028 (Morgan Stanley Guaranteed)	1,460,000	1,528,644
TOTAL GENERAL OBLIGATIONS		2,006,250
Resource Recovery - 3.3%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.85% tender 7/1/2051 (b)(c)	3,200,000	3,199,784
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.45% tender 7/1/2041 (b)(c)	9,700,000	9,698,643
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.45% tender 11/1/2046 (b)(c)	1,700,000	1,700,018
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	9,625,000	9,627,498
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 3.45% tender 10/1/2045 (b)(c)	7,600,000	7,600,087
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	5,800,000	5,798,647
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	8,150,000	8,174,574
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	2,080,000	2,068,230
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 3.45% tender 11/1/2042 (b)(c)(f)	400,000	400,009
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.8% tender 7/1/2043 (b)(c)(f)	6,150,000	6,148,143
California Pcf Solid Wst Disp (Waste Management Inc Del Proj.) Series B 2, 3.45% tender 11/1/2040 (b)(c)	6,850,000	6,855,436
TOTAL RESOURCE RECOVERY		61,271,069
Synthetics - 4.9%
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 3.6% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,755,000	1,755,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 3.5% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	645,000	645,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 3.6% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	5,800,000	5,800,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 3.6% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(e)	16,000,000	16,000,000
Chula Vista California Multifamily Hsg Rev Participating VRDN Series 2025 BAML6065, 2.65% 5/15/2036 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	18,250,000	18,250,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9221, 3.5% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	10,550,000	10,550,000
San Francisco City & County Multi Fam Hsg Rev Participating VRDN 3.5% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	25,415,000	25,415,000
San Francisco City & County Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9095, 3.5% 7/1/2057 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	10,391,875	10,391,875
TOTAL SYNTHETICS		88,806,875
Transportation - 1.8%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	7,220,000	7,281,120
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	2,285,000	2,304,343
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	5,780,000	5,939,221
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	4,180,000	4,295,146
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	510,000	514,317
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,740,000	1,751,582
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2028 (c)	1,650,000	1,737,055
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2029 (c)	1,595,000	1,712,232
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2026 (c)	3,760,000	3,786,905
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (c)	3,810,000	3,910,892
TOTAL TRANSPORTATION		33,232,813
TOTAL CALIFORNIA		187,985,846
Colorado - 1.7%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 3.67% 6/1/2029, LOC Deutsche Bank AG VRDN (b)	630,000	629,999
Housing - 0.2%
Denver Colo City & Cnty Hsg Auth Multifamily Hsg Rev Series 2025A, 5% 6/1/2029	730,000	766,541
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	2,017,000	2,031,366
TOTAL HOUSING		2,797,907
Special Tax - 0.1%
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2026 (Assured Guaranty Inc Insured)	500,000	509,797
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2027 (Assured Guaranty Inc Insured)	1,000,000	1,043,346
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2028 (Assured Guaranty Inc Insured)	950,000	1,011,616
TOTAL SPECIAL TAX		2,564,759
Synthetics - 1.1%
Colorado Health Facilities Authority Participating VRDN 3.47% 11/1/2042 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,635,000	3,635,000
Colorado Health Facilities Authority Participating VRDN 3.47% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	6,000,000	6,000,000
Colorado Health Facilities Authority Participating VRDN 3.47% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	5,880,000	5,880,000
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 3.62% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	4,300,000	4,300,000
TOTAL SYNTHETICS		19,815,000
Transportation - 0.3%
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (c)	3,165,000	3,230,926
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	2,825,000	2,932,904
TOTAL TRANSPORTATION		6,163,830
TOTAL COLORADO		31,971,495
Connecticut - 1.5%
Education - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	10,995,000	10,994,793
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	975,000	980,510
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	1,850,000	1,854,734
TOTAL EDUCATION		13,830,037
General Obligations - 0.4%
Connecticut St Spl Tax Oblig 5% 5/1/2026	805,000	811,540
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	445,000	450,789
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	415,000	429,869
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Inc Insured)	2,905,000	3,075,166
West Haven CT BAN 4.25% 3/26/2026	1,800,000	1,804,945
TOTAL GENERAL OBLIGATIONS		6,572,309
Health Care - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,900,000	2,998,360
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2028	3,800,000	4,030,704
TOTAL HEALTH CARE		7,029,064
TOTAL CONNECTICUT		27,431,410
District Of Columbia - 0.2%
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	2,870,000	2,899,850
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	855,000	848,509
TOTAL DISTRICT OF COLUMBIA		3,748,359
District Of Columbia,Virginia - 0.5%
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (c)	825,000	838,958
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (c)	1,250,000	1,271,149
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	2,335,000	2,469,638
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	4,445,000	4,605,754
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		9,185,499
Florida - 6.7%
Electric Utilities - 0.1%
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 2.5% 6/1/2045 VRDN (b)(c)	1,800,000	1,800,000
General Obligations - 0.2%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Inc Insured)	3,115,000	3,151,874
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Inc Insured)	665,000	674,191
TOTAL GENERAL OBLIGATIONS		3,826,065
Health Care - 0.7%
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 3.86% 4/1/2049 VRDN (b)	11,500,000	11,500,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	1,815,000	1,850,686
TOTAL HEALTH CARE		13,350,686
Housing - 0.9%
Escambia Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.8% tender 6/1/2027 (b)	4,400,000	4,413,917
Fla Hsg Fin Corp Multifamily Mtg Rev (Culmer Apts Proj.) Series 2023 C, 3.08% tender 12/1/2026 (b)	6,100,000	6,098,994
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	985,000	986,507
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	1,530,000	1,533,015
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	2,965,000	2,965,000
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev (Episcopal Catholic Apts Proj.) 4.15% tender 12/1/2040 (b)	1,296,000	1,301,148
TOTAL HOUSING		17,298,581
Resource Recovery - 0.6%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	1,450,000	1,456,078
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (c)	1,435,000	1,452,088
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	7,500,000	7,500,628
TOTAL RESOURCE RECOVERY		10,408,794
Special Tax - 1.3%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 4.06% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	24,940,000	24,940,000
Synthetics - 2.6%
Florida Dev Fin Corp Rev Participating VRDN 2.8% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	5,300,000	5,300,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 3.52% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	25,300,000	25,300,000
Hillsborough Cnty FL Aviation Participating VRDN Series 2024 XF1740, 3.38% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	5,005,000	5,005,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.55% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,015,000	1,015,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 XM1321, 2.7% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	8,000,000	8,000,000
Miami-Dade Cnty Fla Seaport Rev Participating VRDN Series 2021 XF2947, 3.5% 10/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	1,600,000	1,600,000
TOTAL SYNTHETICS		46,220,000
Transportation - 0.3%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2028 (c)	275,000	284,601
Broward Cnty FL Port Everglades Series 2022, 5% 9/1/2027 (c)	1,265,000	1,303,549
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (c)	3,390,000	3,579,944
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2026 (g)	275,000	267,410
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2027 (g)	360,000	337,202
TOTAL TRANSPORTATION		5,772,706
TOTAL FLORIDA		123,616,832
Georgia - 3.1%
Electric Utilities - 1.9%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2.5% 1/1/2038 VRDN (b)	17,100,000	17,100,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.55% 11/1/2062 VRDN (b)(c)	9,800,000	9,800,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	730,000	733,066
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	1,285,000	1,304,211
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	1,885,000	1,890,378
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Inc Insured)	230,000	232,847
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2028	1,000,000	1,045,472
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	2,005,000	2,028,145
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	1,725,000	1,727,508
TOTAL ELECTRIC UTILITIES		35,861,627
General Obligations - 0.6%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	3,870,000	3,941,664
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,785,000	1,866,731
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	430,000	435,120
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	195,000	198,005
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	430,000	431,222
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	700,000	714,007
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	350,000	354,168
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	625,000	643,020
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2026 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	875,000	888,484
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2027 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	1,000,000	1,030,468
TOTAL GENERAL OBLIGATIONS		10,502,889
Housing - 0.1%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev (North Block Assoc Proj.) 3.4% tender 2/1/2029 (b)	2,500,000	2,515,616
Synthetics - 0.1%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 3.6% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,855,143	1,855,142
Transportation - 0.4%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2026 (c)	1,680,000	1,697,129
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2028 (c)	3,700,000	3,894,299
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2029 (c)	1,800,000	1,926,714
TOTAL TRANSPORTATION		7,518,142
TOTAL GEORGIA		58,253,416
Hawaii - 0.8%
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	3,480,000	3,506,882
Synthetics - 0.6%
Hawaii St Arpts Sys Rev Participating VRDN 3.52% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	11,500,000	11,500,000
TOTAL HAWAII		15,006,882
Illinois - 3.7%
Education - 0.0%
Kane Cnty Ill Rev (Glenwood School For Boys, Il Proj.) 3.6% 2/1/2028, LOC Northern Trust CO Chicago VRDN (b)	195,000	195,000
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	635,000	641,234
General Obligations - 1.0%
Illinois St Gen. Oblig. 5% 2/1/2027	7,600,000	7,771,081
Illinois St Gen. Oblig. 5% 3/1/2026	3,850,000	3,863,889
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	930,000	946,856
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	945,000	982,063
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	2,540,000	2,558,335
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	585,000	589,184
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	405,000	416,488
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	670,000	702,526
TOTAL GENERAL OBLIGATIONS		17,830,422
Health Care - 0.0%
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	255,000	264,886
Housing - 0.1%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (b)	893,000	894,337
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (b)	966,000	967,728
TOTAL HOUSING		1,862,065
Resource Recovery - 0.2%
Southwestern IL Da Sld Wst Dis (Waste Management Inc Del Proj.) 3.55% 10/1/2027, LOC JPMorgan Chase Bank NA VRDN (b)(c)	3,000,000	3,000,000
Special Tax - 0.0%
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Inc Insured) (g)	720,000	710,569
Synthetics - 1.2%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 3.47% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	6,000,000	6,000,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XF8113, 2.72% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	2,150,000	2,150,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 ZF1980, 3.49% 1/1/2059 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	7,500,000	7,500,001
Illinois Fin Auth Rev Plymouth Place Participating VRDN Series 2025 002, 3.62% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (b)(e)	6,300,000	6,300,000
TOTAL SYNTHETICS		21,950,001
Transportation - 1.1%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (c)	635,000	646,755
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2028 (Build America Mutual Assurance Co Insured) (c)	1,480,000	1,537,041
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2027 (c)	2,185,000	2,225,450
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2029 (c)	4,290,000	4,514,276
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (c)	760,000	760,000
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (c)	6,810,000	7,053,699
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (c)	3,065,000	3,065,000
TOTAL TRANSPORTATION		19,802,221
Water & Sewer - 0.1%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027	2,300,000	2,357,446
TOTAL ILLINOIS		68,613,844
Indiana - 1.4%
Electric Utilities - 0.3%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	4,955,000	5,056,292
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2028 (Build America Mutual Assurance Co Insured)	625,000	652,557
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	500,000	516,400
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	615,000	648,714
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	360,000	371,808
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	1,000,000	1,054,820
TOTAL GENERAL OBLIGATIONS		3,244,299
Resource Recovery - 0.6%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.45% tender 5/1/2028 (b)(c)	6,200,000	6,200,071
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 3.45% tender 5/1/2028 (b)(c)	5,100,000	5,100,141
TOTAL RESOURCE RECOVERY		11,300,212
Transportation - 0.4%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2026 (c)	255,000	255,000
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (c)	3,035,000	3,035,000
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (c)	1,270,000	1,270,000
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (c)	665,000	665,000
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	1,335,000	1,361,167
TOTAL TRANSPORTATION		6,586,167
TOTAL INDIANA		26,186,970
Iowa - 0.4%
Education - 0.0%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2026 (c)	380,000	385,375
Electric Utilities - 0.4%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.57% 7/1/2038 VRDN (b)(c)	1,970,000	1,970,000
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) Series 2016 B, 2.57% 12/1/2046 VRDN (b)(c)	4,600,000	4,600,000
TOTAL ELECTRIC UTILITIES		6,570,000
TOTAL IOWA		6,955,375
Kansas - 0.0%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	720,000	713,084
Kentucky - 2.8%
Education - 0.2%
Kentucky Higher Ed Student Ln Corp Student Ln Rev (Federal Family Education Loan Program Proj.) Series 2023 1A 1, 3.51% 6/1/2043, LOC Bank of America NA VRDN (b)(c)	4,305,000	4,305,000
Electric Utilities - 0.4%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	8,255,000	8,317,129
General Obligations - 0.2%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2026 (Morgan Stanley Guaranteed)	555,000	564,005
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2027 (Morgan Stanley Guaranteed)	230,000	237,525
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2026 (Morgan Stanley Guaranteed)	350,000	352,532
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2027 (Morgan Stanley Guaranteed)	600,000	614,394
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2028 (Morgan Stanley Guaranteed)	470,000	489,052
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2027	420,000	432,662
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2028	2,000,000	2,106,613
TOTAL GENERAL OBLIGATIONS		4,796,783
Industrial Development - 2.0%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 2.95% 7/1/2060 VRDN (b)(c)	13,115,000	13,115,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 2.95% 7/1/2060 VRDN (b)(c)	22,185,000	22,185,000
TOTAL INDUSTRIAL DEVELOPMENT		35,300,000
TOTAL KENTUCKY		52,718,912
Louisiana - 3.4%
Housing - 0.2%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	2,000,000	2,012,678
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	1,130,000	1,139,321
TOTAL HOUSING		3,151,999
Industrial Development - 2.6%
St James Parish LA Rev (Nucor Corp Proj.) 2.6% 11/1/2040 VRDN (b)	4,270,000	4,270,000
St James Parish LA Rev (Nucor Corp Proj.) 2.66% 11/1/2040 VRDN (b)	40,035,000	40,035,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	4,115,000	4,139,354
TOTAL INDUSTRIAL DEVELOPMENT		48,444,354
Synthetics - 0.1%
Los Angeles Hsg Corp Rev Participating VRDN Series 2025 XF3347, 3.6% 7/1/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	1,400,000	1,399,999
Transportation - 0.5%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	2,090,000	2,090,000
New Orleans LA Aviation Board 5% 1/1/2027 (c)	2,340,000	2,384,939
New Orleans LA Aviation Board 5% 1/1/2028 (c)	4,410,000	4,572,149
TOTAL TRANSPORTATION		9,047,088
TOTAL LOUISIANA		62,043,440
Maryland - 0.4%
Housing - 0.3%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	4,810,000	4,810,000
Synthetics - 0.1%
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 3.55% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(e)	2,810,000	2,810,000
TOTAL MARYLAND		7,620,000
Massachusetts - 0.9%
General Obligations - 0.9%
Bondsville Mass Fire & Wtr Dist Gen. Oblig. BAN 4.875% 11/20/2026	2,100,000	2,131,505
Brockton MA Gen. Oblig. BAN 5% 10/8/2026	6,275,000	6,385,335
Holyoke MA Gen. Oblig. BAN 4% 10/23/2026	5,800,000	5,860,719
Hudson MA Gen. Oblig. BAN 5% 6/11/2026	2,500,000	2,513,069
TOTAL MASSACHUSETTS		16,890,628
Michigan - 1.7%
Electric Utilities - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,540,000	5,532,387
General Obligations - 0.3%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,300,000	1,307,355
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,365,000	1,397,048
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	745,000	775,896
Southfield Mich Pub Schs 5% 5/1/2026 (State of Michigan Guaranteed)	1,475,000	1,486,089
TOTAL GENERAL OBLIGATIONS		4,966,388
Health Care - 0.4%
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 C, 3.75% tender 11/15/2049 (b)	3,600,000	3,599,791
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	3,010,000	3,029,193
TOTAL HEALTH CARE		6,628,984
Housing - 0.1%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (b)	2,175,000	2,148,038
Special Tax - 0.0%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2026	400,000	404,353
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2027	550,000	568,073
TOTAL SPECIAL TAX		972,426
Transportation - 0.6%
Wayne Cnty Mich Arpt Auth Rev Series 2025G, 5% 12/1/2027 (c)	3,155,000	3,265,370
Wayne Cnty Mich Arpt Auth Rev Series 2025G, 5% 12/1/2028 (c)	7,750,000	8,146,050
TOTAL TRANSPORTATION		11,411,420
TOTAL MICHIGAN		31,659,643
Minnesota - 0.1%
Electric Utilities - 0.0%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2026	240,000	240,000
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	365,000	372,693
TOTAL ELECTRIC UTILITIES		612,693
General Obligations - 0.1%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	1,080,000	1,094,350
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (c)	575,000	575,000
TOTAL MINNESOTA		2,282,043
Mississippi - 0.7%
Education - 0.2%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (b)	4,740,000	4,524,811
Electric Utilities - 0.5%
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 2.5% 11/1/2052 VRDN (b)(c)	8,170,000	8,170,000
TOTAL MISSISSIPPI		12,694,811
Missouri - 0.2%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,528,000	1,558,259
Synthetics - 0.1%
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.55% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,969,501	1,969,501
TOTAL MISSOURI		3,527,760
Montana - 0.3%
Housing - 0.3%
Montana St Brd Hsg Multifamilyhsg Rev Series 2024, 3.32% tender 7/1/2046 (b)	4,940,000	4,967,660
Nebraska - 0.7%
Industrial Development - 0.2%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.72% 11/1/2026 VRDN (b)(c)	3,600,000	3,600,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.72% 6/1/2028 VRDN (b)(c)	625,000	625,000
TOTAL INDUSTRIAL DEVELOPMENT		4,225,000
Synthetics - 0.5%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 3.52% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	9,430,000	9,430,000
TOTAL NEBRASKA		13,655,000
Nevada - 0.2%
Electric Utilities - 0.0%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (b)	910,000	910,997
Housing - 0.2%
Nevada Hsg Div Series 2024, 5% tender 7/1/2028 (b)	1,975,000	2,033,147
TOTAL NEVADA		2,944,144
New Hampshire - 1.2%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (c)	190,000	193,299
Housing - 0.2%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	680,000	680,370
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	1,080,000	1,085,020
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	365,000	365,178
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,170,000	1,174,578
TOTAL HOUSING		3,305,146
Resource Recovery - 0.9%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	11,960,000	12,022,771
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	4,100,000	4,101,454
TOTAL RESOURCE RECOVERY		16,124,225
Synthetics - 0.1%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.62% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	2,300,000	2,300,000
TOTAL NEW HAMPSHIRE		21,922,670
New Jersey - 2.4%
Education - 0.0%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (c)	635,000	644,097
General Obligations - 2.0%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	15,512,500	15,586,673
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	1,840,000	1,871,984
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	3,445,000	3,458,057
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,295,000	2,319,467
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	2,435,000	2,475,449
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	325,000	330,398
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	630,000	655,625
Orange Twp NJ BAN 4% 3/18/2026	8,388,185	8,407,221
TOTAL GENERAL OBLIGATIONS		35,104,874
Housing - 0.2%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	4,060,000	4,061,976
Synthetics - 0.2%
New Jersey Trans Trust Fund Auth Participating VRDN Series 2021 XM0929, 3.47% 6/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,535,000	4,535,000
TOTAL NEW JERSEY		44,345,947
New Jersey,New York - 0.8%
Transportation - 0.8%
Port Auth NY & NJ 5% 10/15/2026 (c)	2,600,000	2,639,794
Port Auth NY & NJ 5% 10/15/2027 (c)	1,995,000	2,063,852
Port Auth NY & NJ 5% 7/15/2026 (c)	2,550,000	2,576,532
Port Auth NY & NJ Series 226, 5% 10/15/2027 (c)	1,445,000	1,494,870
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	5,495,000	5,593,127
TOTAL NEW JERSEY,NEW YORK		14,368,175
New Mexico - 0.5%
Housing - 0.5%
New Mexico Mtg Fin Auth Mf Hsg Rev (Jlg Nm Abq 2023, Lllp Proj.) Series 2023, 2.97% tender 2/1/2042 (b)	3,698,000	3,696,037
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	5,660,000	5,686,457
TOTAL NEW MEXICO		9,382,494
New York - 9.4%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	255,000	257,650
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	3,755,000	3,762,261
General Obligations - 5.2%
Albany NY BAN 4% 3/20/2026	18,300,000	18,338,979
Albany NY Gen. Oblig. BAN 4% 3/20/2026	6,034,000	6,050,275
Binghamton NY BAN 4% 4/10/2026	16,200,000	16,243,312
City of New York NY Gen. Oblig. 5% 8/1/2028	11,545,000	12,265,840
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	1,285,000	1,257,339
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026	5,900,000	5,930,662
Farmington NY Gen. Oblig. BAN Series 2025, 4% 7/29/2026	6,600,000	6,615,525
Ithaca City New York BAN 4.25% 2/13/2026	7,800,000	7,807,518
Ithaca City New York Gen. Oblig. BAN 4.5% 7/17/2026	2,600,000	2,616,727
New Hartford NY Cent Sch Dist BAN Series 2025, 4% 6/25/2026	3,300,000	3,320,543
Ogdensburg NY Enlrg Cty Sch Ds BAN Series 2025, 4% 7/22/2026	4,500,000	4,530,355
Sullivan West Cent Sch Dist NY BAN Series 2025, 4% 6/25/2026	7,200,000	7,233,406
Washington Co NY BAN 4% 3/20/2026	4,100,000	4,110,832
TOTAL GENERAL OBLIGATIONS		96,321,313
Housing - 0.6%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	947,000	974,881
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	1,170,000	1,170,432
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	8,340,000	8,341,379
TOTAL HOUSING		10,486,692
Special Tax - 0.7%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	5,895,000	6,152,023
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Inc Insured)	380,000	379,999
New York NY City Transitional Fin Auth Rev Series 2013C 4, 2.5% 11/1/2036 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	6,300,000	6,300,000
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	635,000	633,201
TOTAL SPECIAL TAX		13,465,223
Synthetics - 2.5%
Liberty NY Dev Corp Rev Participating VRDN 3.67% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(e)	2,578,500	2,578,500
Metropolitan Transn Auth NY Rv Participating VRDN 3.57% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,445,000	4,445,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.57% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	3,025,000	3,025,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 3.57% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	4,480,000	4,480,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.67% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,500,000	3,500,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.77% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	27,890,000	27,890,000
TOTAL SYNTHETICS		45,918,500
Transportation - 0.2%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	1,270,000	1,296,383
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	3,175,000	3,225,938
TOTAL TRANSPORTATION		4,522,321
TOTAL NEW YORK		174,733,960
North Carolina - 0.9%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	3,500,000	3,497,576
Health Care - 0.3%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	2,850,000	2,876,926
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	2,525,000	2,529,179
TOTAL HEALTH CARE		5,406,105
Housing - 0.4%
Inlivian NC Multifamily Rev 3.625% tender 11/1/2058 (b)	4,350,000	4,395,537
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 C, 3.2% tender 7/1/2056 (b)	4,000,000	3,999,744
TOTAL HOUSING		8,395,281
TOTAL NORTH CAROLINA		17,298,962
Ohio - 1.4%
Education - 0.1%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	735,000	722,312
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2026	700,000	704,543
TOTAL EDUCATION		1,426,855
Electric Utilities - 0.8%
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	3,130,000	3,138,431
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	4,915,000	5,042,938
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (c)	4,055,000	4,064,677
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,720,000	3,716,579
TOTAL ELECTRIC UTILITIES		15,962,625
Health Care - 0.3%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 3.79% 1/15/2045 VRDN (b)	5,005,000	5,005,000
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,333,000	1,351,524
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	755,000	771,584
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	505,000	528,433
TOTAL WATER & SEWER		1,300,017
TOTAL OHIO		25,046,021
Oklahoma - 1.2%
General Obligations - 0.7%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	7,140,000	7,151,895
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	5,125,000	5,392,449
TOTAL GENERAL OBLIGATIONS		12,544,344
Health Care - 0.4%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.9% 8/15/2031 VRDN (b)	7,425,000	7,425,000
Synthetics - 0.1%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.55% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,642,775	1,642,775
TOTAL OKLAHOMA		21,612,119
Oregon - 0.0%
General Obligations - 0.0%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2029 (c)	1,055,000	1,122,487
Transportation - 0.0%
Port of Portland Arpt Rev 5% 7/1/2026	360,000	364,367
TOTAL OREGON		1,486,854
Pennsylvania - 5.6%
General Obligations - 0.8%
Pennsylvania St 5% 9/1/2026	7,990,000	8,121,680
Pennsylvania St Series 2019, 5% 7/15/2026	2,000,000	2,026,598
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2026	590,000	597,914
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2027	3,555,000	3,686,297
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2028	1,000,000	1,059,296
TOTAL GENERAL OBLIGATIONS		15,491,785
Health Care - 0.9%
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2026	255,000	256,918
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	3,975,000	4,029,448
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 4.06% 9/1/2050 VRDN (b)	8,380,000	8,380,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2026	125,000	125,311
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 4.06% 9/1/2050 VRDN (b)	4,165,000	4,165,000
TOTAL HEALTH CARE		16,956,677
Resource Recovery - 3.2%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2010 B, 3% tender 12/1/2030 (b)	1,200,000	1,199,993
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.65% tender 6/1/2044 (b)(c)	14,500,000	14,500,000
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 3.45% tender 4/1/2034 (b)(c)	2,000,000	2,000,046
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 3.45% tender 4/1/2049 (b)(c)	4,550,000	4,550,104
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,700,000	4,751,499
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	7,900,000	7,912,814
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	15,885,000	15,939,535
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	7,450,000	7,455,739
TOTAL RESOURCE RECOVERY		58,309,730
Synthetics - 0.4%
Pennsylvania Turnpike Commission Participating VRDN Series 5096, 3.47% 6/1/2047 (Liquidity Facility JP Morgan Securities LLC) (b)(e)	7,675,000	7,675,000
Transportation - 0.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (c)	655,000	668,747
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Inc Insured) (c)	540,000	552,245
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	635,000	641,286
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2028 (c)	565,000	593,554
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2029 (c)	2,825,000	3,023,870
TOTAL TRANSPORTATION		5,479,702
TOTAL PENNSYLVANIA		103,912,894
South Carolina - 0.5%
Electric Utilities - 0.1%
South Carolina St Svc Auth Rev 5% 12/1/2026	2,370,000	2,418,361
Industrial Development - 0.3%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.72% 4/1/2030 VRDN (b)(c)	3,000,000	3,000,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.72% 9/1/2028 VRDN (b)(c)	800,000	800,000
TOTAL INDUSTRIAL DEVELOPMENT		3,800,000
Synthetics - 0.1%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 3.67% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,400,000	2,400,000
Transportation - 0.0%
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2027 (c)	170,000	174,909
TOTAL SOUTH CAROLINA		8,793,270
Tennessee - 0.7%
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.53% 5/1/2039 VRDN (b)	1,800,000	1,800,000
Housing - 0.4%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2025, 2.95% tender 5/1/2044 (b)	2,340,000	2,338,936
Kingsport Tenn Indl Dev Brd Collateralized Multifamily Hsg Rev Series 2025, 2.95% tender 9/1/2029 (b)	5,210,000	5,198,547
TOTAL HOUSING		7,537,483
Resource Recovery - 0.1%
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 3.4% tender 7/2/2035 (b)(c)	1,150,000	1,150,137
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.55% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,540,658	1,540,658
Transportation - 0.0%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	430,000	434,256
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (c)	650,000	668,665
TOTAL TRANSPORTATION		1,102,921
TOTAL TENNESSEE		13,131,199
Texas - 15.0%
Education - 0.0%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2027 (c)	500,000	508,453
Electric Utilities - 0.4%
San Antonio TX Elec & Gas Rev 5% 2/1/2026	575,000	576,051
San Antonio TX Elec & Gas Rev Series 2025A, 3.08% tender 2/1/2055 (b)	6,125,000	6,145,567
TOTAL ELECTRIC UTILITIES		6,721,618
General Obligations - 4.0%
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	2,830,000	2,882,147
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	4,380,000	4,525,040
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,240,000	1,258,060
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	9,495,000	9,521,962
Dallas TX ISD Series 2025A 2025A 1, 5% tender 2/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	8,800,000	8,823,061
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	8,355,000	8,631,668
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	445,000	446,264
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	3,825,000	3,835,908
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	5,700,000	5,987,876
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	3,490,000	3,747,231
Hutto TX Indpt Sch Dist Series 2015, 4% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	2,755,000	2,844,883
Navarro Tex Indpt Sch Dist Series 2025, 4% tender 2/15/2062 (Permanent Sch Fund of Texas Guaranteed) (b)	3,300,000	3,388,327
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	1,870,000	1,892,127
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,905,000	5,905,844
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	2,120,000	2,135,288
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,050,000	1,058,307
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	4,520,000	4,553,255
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2026 (BP PLC Guaranteed)	635,000	635,000
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	635,000	647,235
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2026 (BP PLC Guaranteed)	760,000	760,000
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (c)	645,000	654,298
TOTAL GENERAL OBLIGATIONS		74,133,781
Health Care - 0.1%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	2,695,000	2,708,201
Housing - 0.3%
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (b)	1,982,000	2,021,249
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	1,861,000	1,862,864
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	1,080,000	1,084,697
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	1,365,000	1,373,703
TOTAL HOUSING		6,342,513
Industrial Development - 5.4%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.52% 11/1/2040 VRDN (b)	36,775,000	36,775,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.57% 11/1/2040 VRDN (b)	2,600,000	2,600,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.62% 12/1/2027 VRDN (b)(c)	58,085,000	58,085,001
TOTAL INDUSTRIAL DEVELOPMENT		97,460,001
Resource Recovery - 1.7%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 3.5% tender 1/1/2026 (b)(c)	7,200,000	7,199,994
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 3.45% tender 5/1/2050 (b)(c)	10,000,000	10,001,356
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 3.45% tender 5/1/2046 (b)(c)	5,700,000	5,700,065
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,800,000	2,816,251
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025 A, 3.45% tender 6/1/2055 (b)(c)	5,400,000	5,400,062
TOTAL RESOURCE RECOVERY		31,117,728
Special Tax - 0.1%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2028	500,000	523,069
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2026	955,000	956,537
TOTAL SPECIAL TAX		1,479,606
Synthetics - 1.2%
Dallas Fort Worth International Airport Participating VRDN Series 2025 XL0705, 3.47% 11/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(c)(e)	4,400,000	4,400,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.55% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,321,260	1,321,260
HHA Fountainview Multifamily Hsg Rev Participating VRDN Series 2024 XG0585, 2.7% 7/1/2064 (Liquidity Facility Barclays Bank PLC) (b)(e)	3,300,000	3,300,000
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.55% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	13,246,483	13,246,483
TOTAL SYNTHETICS		22,267,743
Transportation - 1.8%
Austin Tex Airport Sys Series 2025, 5% 11/15/2026 (c)	460,000	468,084
Austin Tex Airport Sys Series 2025, 5% 11/15/2028 (c)	1,525,000	1,606,033
Austin Tex Airport Sys Series 2025, 5% 11/15/2029 (c)	2,170,000	2,320,499
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2027 (c)	5,835,000	6,051,041
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2028 (c)	20,860,000	22,023,133
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2027 (c)	315,000	323,246
North TX Twy Auth Rev 5% 1/1/2026	730,000	730,000
TOTAL TRANSPORTATION		33,522,036
Water & Sewer - 0.0%
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2029	510,000	546,007
TOTAL TEXAS		276,807,687
Utah - 0.4%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	1,565,000	1,585,443
Industrial Development - 0.1%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 2.85% 4/1/2028 VRDN (b)	1,100,000	1,100,000
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (c)	635,000	641,789
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (c)	595,000	612,526
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (c)	2,540,000	2,614,819
TOTAL TRANSPORTATION		3,869,134
TOTAL UTAH		6,554,577
Vermont - 0.1%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (c)	1,080,000	1,087,510
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2026 (c)	775,000	780,389
TOTAL VERMONT		1,867,899
Virginia - 0.5%
Electric Utilities - 0.5%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (b)	1,500,000	1,518,405
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	4,965,000	5,024,592
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2010A, 3.8% tender 11/1/2040 (b)	1,815,000	1,836,785
TOTAL ELECTRIC UTILITIES		8,379,782
Synthetics - 0.0%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 3.57% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(e)	250,000	250,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 3.67% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(e)	1,100,000	1,100,000
TOTAL SYNTHETICS		1,350,000
TOTAL VIRGINIA		9,729,782
Washington - 2.0%
Health Care - 0.6%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2027	4,500,000	4,641,279
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2028	4,600,000	4,837,503
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2029	825,000	882,662
TOTAL HEALTH CARE		10,361,444
Housing - 0.1%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	765,000	774,580
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	1,407,000	1,417,919
TOTAL HOUSING		2,192,499
Transportation - 1.3%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	2,610,000	2,679,804
Port Seattle WA Rev Series 2021C, 5% 8/1/2029 (c)	8,635,000	9,226,485
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	995,000	1,007,246
Port Seattle WA Rev Series 2024B, 5% 7/1/2029 (c)	10,415,000	11,112,404
Port Seattle WA Rev Series B, 5% 10/1/2027 (c)	635,000	637,756
TOTAL TRANSPORTATION		24,663,695
TOTAL WASHINGTON		37,217,638
West Virginia - 1.0%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (b)	3,980,000	4,052,731
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.87% 6/1/2033 VRDN (b)	4,310,000	4,310,000
Housing - 0.2%
West VA St Hsg Dev Fd Multifamily Hsg Rev Series 2024, 5% tender 8/1/2027 (b)	3,170,000	3,247,367
Industrial Development - 0.4%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	2,985,000	3,007,682
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 2.72% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	3,300,000	3,300,000
TOTAL INDUSTRIAL DEVELOPMENT		6,307,682
TOTAL WEST VIRGINIA		17,917,780
Wisconsin - 1.0%
General Obligations - 0.4%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,965,000	1,941,196
Milwaukee WI Gen. Oblig. 5% 4/1/2026	1,105,000	1,110,516
PMA Levy & Aid Anticipation Notes Program TRAN (Wauwatosa Wis Sch Dist Proj.) 5% 9/24/2026	4,000,000	4,064,278
TOTAL GENERAL OBLIGATIONS		7,115,990
Health Care - 0.1%
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2027	850,000	874,076
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2028	785,000	823,325
TOTAL HEALTH CARE		1,697,401
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	1,065,000	1,065,503
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (f)	3,040,000	3,065,419
Resource Recovery - 0.3%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 3.4% tender 9/1/2027 (b)(c)	5,350,000	5,350,638
Transportation - 0.0%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (c)	510,000	518,598
TOTAL WISCONSIN		18,813,549
TOTAL MUNICIPAL SECURITIES (Cost $1,755,237,746)		1,758,059,817

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $79,557,979)	3.07	79,542,071	79,557,979

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $1,834,795,725)	1,837,617,796
NET OTHER ASSETS (LIABILITIES) - 0.7%	12,437,099
NET ASSETS - 100.0%	1,850,054,895

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $77,743,521 or 4.2% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,485,555 or 0.6% of net assets.

(g)	Zero coupon bond which is issued at a discount.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.55% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	12/21/2023	1,905,969

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 3.5% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	645,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 3.6% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	5,800,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.55% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2022	1,321,260

Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9221, 3.5% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2025	10,550,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.55% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	1,540,658

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.55% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2022	1,015,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.62% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	2,300,000

San Francisco City & County Multi Fam Hsg Rev Participating VRDN 3.5% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	12/19/2022 - 1/30/2023	25,415,001

San Francisco City & County Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9095, 3.5% 7/1/2057 (Liquidity Facility Mizuho Capital Markets LLC)	4/1/2022	10,391,875

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.55% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	11/17/2023	1,969,501

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.55% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/2022	1,642,775

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.55% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2023	13,246,483

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	69,248,358	683,208,364	672,898,743	1,195,492	-	-	79,557,979	79,542,071	1.9%
Total	69,248,358	683,208,364	672,898,743	1,195,492	-	-	79,557,979

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	28,768,475	-	28,768,475	-
Electric Utilities	156,090,603	-	156,090,603	-
Escrowed/Pre-Refunded	4,143,849	-	4,143,849	-
General Obligations	348,188,284	-	348,188,284	-
Health Care	90,996,138	-	90,996,138	-
Housing	114,147,357	-	114,147,357	-
Industrial Development	225,017,459	-	225,017,459	-
Resource Recovery	199,337,517	-	199,337,517	-
Special Tax	44,132,583	-	44,132,583	-
Synthetics	342,067,163	-	342,067,163	-
Transportation	199,047,635	-	199,047,635	-
Water & Sewer	6,122,754	-	6,122,754	-

Money Market Funds	79,557,979	79,557,979	-	-
Total Investments in Securities:	1,837,617,796	79,557,979	1,758,059,817	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,755,237,746)	$1,758,059,817
Fidelity Central Funds (cost $79,557,979)	79,557,979

Total Investment in Securities (cost $1,834,795,725)		$1,837,617,796
Cash		918
Receivable for fund shares sold		864,475
Interest receivable		16,932,779
Distributions receivable from Fidelity Central Funds		155,888
Receivable from investment adviser for expense reductions		69,529
Other receivables		98
Total assets		1,855,641,483
Liabilities
Payable for investments purchased	$1,315,000
Payable for fund shares redeemed	1,566,094
Distributions payable	2,267,800
Accrued management fee	302,066
Distribution and service plan fees payable	695
Other affiliated payables	134,933
Total liabilities		5,586,588
Net Assets		$1,850,054,895
Net Assets consist of:
Paid in capital		$1,847,513,882
Total accumulated earnings (loss)		2,541,013
Net Assets		$1,850,054,895

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($15,799,189 ÷ 1,569,545 shares)(a)		$10.07
Maximum offering price per share (100/98.50 of $10.07)		$10.22
Fidelity Conservative Income Municipal Bond Fund :
Net Asset Value, offering price and redemption price per share ($1,382,105,797 ÷ 137,307,004 shares)		$10.07
Class I :
Net Asset Value, offering price and redemption price per share ($22,255,482 ÷ 2,210,884 shares)		$10.07
Class Z :
Net Asset Value, offering price and redemption price per share ($429,894,427 ÷ 42,708,482 shares)		$10.07
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2025
Investment Income
Interest		$52,242,884
Income from Fidelity Central Funds		1,195,171
Total income		53,438,055
Expenses
Management fee	$3,332,327
Transfer agent fees	1,518,830
Distribution and service plan fees	5,660
Independent trustees' fees and expenses	3,982
Total expenses before reductions	4,860,799
Expense reductions	(844,488)
Total expenses after reductions		4,016,311
Net Investment income (loss)		49,421,744
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	688,586
Capital gain distributions from Fidelity Central Funds	321
Total net realized gain (loss)		688,907
Change in net unrealized appreciation (depreciation) on investment securities		2,653,441
Net gain (loss)		3,342,348
Net increase (decrease) in net assets resulting from operations		$52,764,092
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,421,744	$49,595,770
Net realized gain (loss)	688,907	(901,724)
Change in net unrealized appreciation (depreciation)	2,653,441	(1,123,478)
Net increase (decrease) in net assets resulting from operations	52,764,092	47,570,568
Distributions to shareholders	(49,402,664)	(50,224,071)

Share transactions - net increase (decrease)	300,792,331	(1,037,045,137)
Total increase (decrease) in net assets	304,153,759	(1,039,698,640)

Net Assets
Beginning of period	1,545,901,136	2,585,599,776
End of period	$1,850,054,895	$1,545,901,136

Financial Highlights
Fidelity Advisor® Conservative Income Municipal Bond Fund Class A

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.271	.300	.187
Net realized and unrealized gain (loss)	.036	.008 D	.060
Total from investment operations	.307	.308	.247
Distributions from net investment income	(.276)	(.307)	(.177)
Distributions from net realized gain	(.001)	(.001)	-
Total distributions	(.277)	(.308)	(.177)
Net asset value, end of period	$10.07	$10.04	$10.04
Total Return E,F,G	3.10%	3.11%	2.50%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.48%	.45%	.42% J
Expenses net of fee waivers, if any	.45%	.45%	.42% J
Expenses net of all reductions, if any	.45%	.45%	.42% J
Net investment income (loss)	2.76%	3.00%	3.11% J
Supplemental Data
Net assets, end of period (000 omitted)	$15,799	$2,609	$420
Portfolio turnover rate K	67%	73% L	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Conservative Income Municipal Bond Fund

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$10.04	$9.97	$10.04	$10.06
Income from Investment Operations
Net investment income (loss) A,B	.297	.324	.293	.096	.025
Net realized and unrealized gain (loss)	.030	.003 C	.066	(.069)	(.020)
Total from investment operations	.327	.327	.359	.027	.005
Distributions from net investment income	(.296)	(.326)	(.289)	(.097)	(.025)
Distributions from net realized gain	(.001)	(.001)	-	-	-
Total distributions	(.297)	(.327)	(.289)	(.097)	(.025)
Net asset value, end of period	$10.07	$10.04	$10.04	$9.97	$10.04
Total Return D	3.30%	3.30%	3.66%	.27%	.05%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30%	.30%	.31%	.35%	.35%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	2.96%	3.20%	2.93%	.96%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,382,106	$1,260,828	$2,541,356	$2,339,827	$2,580,577
Portfolio turnover rate G	67%	73% H	76%	56%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Conservative Income Municipal Bond Fund Class I

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.296	.317	.196
Net realized and unrealized gain (loss)	.031	.010 D	.062
Total from investment operations	.327	.327	.258
Distributions from net investment income	(.296)	(.326)	(.188)
Distributions from net realized gain	(.001)	(.001)	-
Total distributions	(.297)	(.327)	(.188)
Net asset value, end of period	$10.07	$10.04	$10.04
Total Return E,F	3.30%	3.30%	2.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38%	.35%	.29% I
Expenses net of fee waivers, if any	.25%	.25%	.25% I
Expenses net of all reductions, if any	.25%	.25%	.25% I
Net investment income (loss)	2.96%	3.20%	3.31% I
Supplemental Data
Net assets, end of period (000 omitted)	$22,255	$12,205	$1,373
Portfolio turnover rate J	67%	73% K	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z

Years ended December 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.301	.324	.202
Net realized and unrealized gain (loss)	.031	.008 D	.059
Total from investment operations	.332	.332	.261
Distributions from net investment income	(.301)	(.331)	(.191)
Distributions from net realized gain	(.001)	(.001)	-
Total distributions	(.302)	(.332)	(.191)
Net asset value, end of period	$10.07	$10.04	$10.04
Total Return E,F	3.36%	3.36%	2.64%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25%	.25%	.25% I
Expenses net of fee waivers, if any	.20%	.20%	.20% I
Expenses net of all reductions, if any	.20%	.20%	.20% I
Net investment income (loss)	3.01%	3.25%	3.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$429,894	$270,260	$42,451
Portfolio turnover rate J	67%	73% K	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Fidelity Conservative Income Municipal Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,787,137
Gross unrealized depreciation	(700,894)
Net unrealized appreciation (depreciation)	$3,086,243
Tax Cost	$1,834,531,553

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$12,045
Capital loss carryforward	$(557,274)
Net unrealized appreciation (depreciation) on securities and other investments	$3,086,243

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(557,274)
Long-term	-
Total capital loss carryforward	$(557,274)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Tax-exempt Income	$49,224,150	$50,075,496
Ordinary Income	178,514	148,575
Total	$49,402,664	$ 50,224,071

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Municipal Bond Fund	744,095,677	614,826,846
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.15%	5,660	2,768
			5,660	2,768

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	235

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Fidelity Conservative Income Municipal Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Conservative Income Municipal Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	4,881.13
Fidelity Conservative Income Municipal Bond Fund	1,323,287.10
Class I	29,465.18
Class Z	161,197.05
	1,518,830
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Conservative Income Municipal Bond Fund	174,462,482	14,770,000	-

Prior Fiscal Year Affiliated Redemptions In-Kind. Affiliated shareholders that redeemed shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Conservative Income Municipal Bond Fund	96,728,319	(761,921)	969,217,761
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.45%	1,096
Fidelity Conservative Income Municipal Bond Fund	.25%	661,129
Class I	.25%	21,060
Class Z	.20%	160,581
		843,866

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $622.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Conservative Income Municipal Bond Fund
Distributions to shareholders
Class A	103,605	37,850
Fidelity Conservative Income Municipal Bond Fund	39,091,304	46,005,059
Class I	494,479	117,620
Class Z	9,713,276	4,063,542
Total	$49,402,664	$50,224,071
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
Fidelity Conservative Income Municipal Bond Fund
Class A
Shares sold	1,469,573	290,425	$14,796,542	$2,917,777
Reinvestment of distributions	10,280	3,719	103,449	37,350
Shares redeemed	(170,072)	(76,159)	(1,708,969)	(763,555)
Net increase (decrease)	1,309,781	217,985	$13,191,022	$2,191,572
Fidelity Conservative Income Municipal Bond Fund
Shares sold	68,571,540	64,746,531	$689,526,971	$649,981,678
Reinvestment of distributions	2,328,846	2,167,102	23,430,331	21,758,452
Shares redeemed	(59,136,753)	(194,393,124)	(594,726,498)	(1,949,838,923)
Net increase (decrease)	11,763,633	(127,479,491)	$118,230,804	$(1,278,098,793)
Class I
Shares sold	1,531,735	1,136,070	$15,403,719	$11,420,114
Reinvestment of distributions	48,735	11,456	490,357	115,106
Shares redeemed	(584,839)	(69,018)	(5,881,781)	(692,958)
Net increase (decrease)	995,631	1,078,508	$10,012,295	$10,842,262
Class Z
Shares sold	27,722,740	26,205,214	$279,303,363	$263,401,364
Reinvestment of distributions	318,740	253,406	3,206,579	2,545,984
Shares redeemed	(12,243,377)	(3,774,733)	(123,151,732)	(37,927,526)
Net increase (decrease)	15,798,103	22,683,887	$159,358,210	$228,019,822
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Municipal Trust and Shareholders of Fidelity Conservative Income Municipal Bond Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Conservative Income Municipal Bond Fund (one of the funds constituting Fidelity Municipal Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 42.98% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Conservative Income Municipal Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the retail class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.45%, 0.25%, 0.20%, and 0.25% through April 30, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.967792.112
CMB-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026